UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28 fiscal year end:

Registrant is making a filing for 3 of its series:

Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and Wells Fargo Advantage Short-Term Investment Portfolio.

Date of reporting period: February 28, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Dow Jones Target Date FundsSM

Annual Report

February 28, 2015

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Dow Jones® and Dow Jones Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

During the period, an improving U.S. economy, a stronger U.S. dollar, declining oil and gas prices, and central bank actions globally were among the most significant influences on the investment markets.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Dow Jones Target Date Funds for the 12-month period that ended February 28, 2015. The Dow Jones Target Date Funds diversify investments across equity, bond, and short-term debt investments. During the period, an improving U.S. economy, a stronger U.S. dollar, declining oil and gas prices, and central bank actions globally were among the most significant influences on the investment markets.

The U.S. Federal Reserve (Fed) held short-term interest rates near zero, which supported equity investing, although falling energy commodity prices caused volatility. Many domestic longer-term fixed-income market segments recorded positive returns, which was counter to investor expectations that bonds would suffer when the Fed ended its quantitative easing-related bond-buying program in October 2014. The Fed’s low-interest-rate policy stifled short-term debt returns.

Strengthening U.S. economic recovery benefited investors.

The U.S. economy strengthened with positive gross domestic product measures in each of the last two quarters of 2014. Consumer sentiment improved and corporate earnings were generally favorable. In 2015, initial weekly jobless claims fell to 267,000 for the week ended January 24, 2015. The unemployment rate declined from 5.7% in January to 5.5% in February. The S&P 500 Index1 returned 15.51%. Nine of ten business sectors in the index had positive returns, with the exception of the energy sector, which suffered when oil and natural gas prices fell in the second half of 2014 before stabilizing in early 2015.

Returns in fixed-income markets, while not as strong as stocks, were positive in many sectors. Domestic bond yields were higher than international bonds, driving continued investor demand for U.S. issues. The Barclays U.S. Aggregate Bond Index2 returned 5.05%. Renewed confidence in economic growth and favorable corporate results drove outperformance in the investment-grade corporate bond sector, as measured by the Barclays Corporate Bond Index3, which gained 6.54%.

Europe and Asia focus on economic stimulus.

As the U.S. economic recovery gained strength, economies in other global developed markets struggled. In response, central banks in Europe, Japan, and China took steps to spark business activity and economic growth. The European Central Bank reduced interest rates in June and September 2014 and announced a quantitative easing bond-buying program early in 2015. While Japan’s economy rebounded from recession in the final quarter of 2014, the Bank of Japan maintained accommodative monetary policies because growth was weaker than expected. The People’s Bank of China reduced interest rates in November 2014 and February 2015 in an effort to spark increased economic activity, however government officials revised their projections for future economic growth lower. As the U.S. dollar strengthened compared to other currencies, investment gains earned in international markets were negatively affected upon translation into U.S. dollars. The return for the MSCI All Country World Index ex USA (Net)4 was 0.87%. On the

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[3]	The Barclays Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

[4]	The MSCI All Country World Index ex USA (Net) includes large-, mid-, small-, and micro-cap segments for all developed markets countries in the index together with large-, mid-, and small-cap segments for the emerging markets countries. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

international fixed-income front, the return for the Barclays Global Aggregate ex-U.S. Dollar Bond Index5 was -8.17%.

Target date funds are playing a central role in Americans’ retirement savings.

Today, target date mutual fund and collective trust assets exceed $1 trillion, according to Morningstar6. Contributing regularly to a retirement plan is the main factor for achieving a financially secure retirement. Because markets are volatile, it also is important to allocate assets appropriately for a specific time horizon. Many investors invest in target date funds to access diverse asset classes and professional investment and risk management approaches that are suitable for their retirement time horizons. The principal value is not guaranteed at any time, including at the target date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

[5]	The Barclays Global Aggregate ex-U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

[6]	“Target Date Funds Take Over,” Barron’s, July, 5, 2014.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Funds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Funds and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Global Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	5

Target Today Fund

Average annual total returns2 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(4.01)	2.69	3.32	1.83	3.91	3.93	1.01	0.81
Class B (WFOKX)*	8-1-1998	(3.97)	2.79	3.38	1.03	3.14	3.38	1.76	1.56
Class C (WFODX)	12-1-1998	0.09	3.14	3.15	1.09	3.14	3.15	1.76	1.56
Class R (WFRRX)	6-28-2013	–	–	–	1.53	3.77	3.85	1.26	1.06
Class R4 (WOTRX)	11-30-2012	–	–	–	2.16	4.41	4.43	0.68	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	2.41	4.47	4.46	0.53	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	1.95	4.09	4.15	0.85	0.65
Investor Class (WFBTX)	1-31-2007	–	–	–	1.84	3.99	4.08	1.07	0.86
Dow Jones Global Target Today Index[5]	–	–	–	–	2.65	4.85	4.81	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	8.30	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	4.82	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns9 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(3.74)	3.38	3.42	2.11	4.61	4.03	1.01	0.83
Class B (SPTBX)*	3-1-1997	(3.58)	3.50	3.50	1.42	3.85	3.50	1.76	1.58
Class C (WFOCX)	12-1-1998	0.39	3.84	3.26	1.39	3.84	3.26	1.76	1.58
Class R (WFARX)	6-28-2013	–	–	–	1.92	4.46	3.96	1.26	1.08
Class R4 (WFORX)	11-30-2012	–	–	–	2.55	5.11	4.55	0.68	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	2.71	5.17	4.58	0.53	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	2.26	4.79	4.27	0.85	0.67
Investor Class (WFCTX)	1-31-2007	–	–	–	2.14	4.68	4.19	1.07	0.88
Dow Jones Global Target 2010 Index[5]	–	–	–	–	3.00	5.58	4.95	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	8.30	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	4.82	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target 2015 Fund

Average annual total returns10 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	(3.12)	4.42	2.84	2.75	5.66	3.64		1.01	0.84
Class R (WFBRX)	6-28-2013	–	–	–	2.51	5.39	3.41		1.26	1.09
Class R4 (WFSRX)	11-30-2012	–	–	–	3.15	6.04	3.95		0.68	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	3.31	6.09	3.98		0.53	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	2.91	5.72	3.67		0.85	0.68
Investor Class (WFQEX)	6-29-2007	–	–	–	2.68	5.59	3.59		1.07	0.89
Dow Jones Global Target 2015 Index[5]	–	–	–	–	3.61	6.51	4.45	*	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	6.99	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	5.29	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns2 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	(2.37)	5.49	4.16	3.57	6.76	4.78	0.98	0.86
Class B (STPBX)*	3-1-1997	(2.26)	5.62	4.22	2.74	5.94	4.22	1.73	1.61
Class C (WFLAX)	12-1-1998	1.71	5.96	3.99	2.71	5.96	3.99	1.73	1.61
Class R (WFURX)	6-28-2013	–	–	–	3.30	6.61	4.70	1.23	1.11
Class R4 (WFLRX)	11-30-2012	–	–	–	3.89	7.25	5.29	0.65	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	4.04	7.31	5.32	0.50	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	3.69	6.94	5.02	0.82	0.70
Investor Class (WFDTX)	1-31-2007	–	–	–	3.49	6.82	4.94	1.04	0.91
Dow Jones Global Target 2020 Index[5]	–	–	–	–	4.44	7.73	5.87	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	8.30	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	4.82	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2025 Fund

Average annual total returns11 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	(1.51)	6.92	3.12	4.46	8.20	3.92		0.98	0.86
Class R (WFHRX)	6-28-2013	–	–	–	4.24	7.91	3.70		1.23	1.11
Class R4 (WFGRX)	11-30-2012	–	–	–	4.87	8.60	4.25		0.65	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	5.03	8.64	4.28		0.50	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	4.65	8.27	3.98		0.82	0.70
Investor Class (WFGYX)	6-29-2007	–	–	–	4.35	8.12	3.89		1.04	0.91
Dow Jones Global Target 2025 Index[5]	–	–	–	–	5.40	9.05	4.66	*	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	6.99	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	5.29	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns2 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	(0.60)	8.00	4.96	5.44	9.29	5.59	0.98	0.87
Class B (SGPBX)*	3-1-1997	(0.36)	8.18	5.04	4.64	8.47	5.04	1.73	1.62
Class C (WFDMX)	12-1-1998	3.67	8.46	4.81	4.67	8.46	4.81	1.73	1.62
Class R (WFJRX)	6-28-2013	–	–	–	5.15	9.14	5.51	1.23	1.12
Class R4 (WTHRX)	11-30-2012	–	–	–	5.82	9.80	6.11	0.65	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	6.04	9.86	6.14	0.50	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	5.61	9.46	5.83	0.82	0.71
Investor Class (WFETX)	1-31-2007	–	–	–	5.42	9.34	5.75	1.04	0.92
Dow Jones Global Target 2030 Index[5]	–	–	–	–	6.42	10.25	6.96	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	8.30	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	4.82	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees, or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2035 Fund

Average annual total returns11 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	0.23	9.10	3.60	6.33	10.40	4.40		1.01	0.88
Class R (WFKRX)	6-28-2013	–	–	–	5.97	10.11	4.11		1.26	1.13
Class R4 (WTTRX)	11-30-2012	–	–	–	6.63	10.77	4.71		0.68	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	6.79	10.83	4.75		0.53	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	6.50	10.46	4.40		0.85	0.72
Investor Class (WFQTX)	6-29-2007	–	–	–	6.25	10.34	4.31		1.07	0.93
Dow Jones Global Target 2035 Index[5]	–	–	–	–	7.31	11.26	5.03	*	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	6.99	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	5.29	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns2 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	0.87	9.71	5.70	7.01	11.02	6.33	0.99	0.88
Class B (SLPBX)*	3-1-1997	1.20	9.91	5.76	6.20	10.18	5.76	1.74	1.63
Class C (WFOFX)	7-1-1998	5.15	10.19	5.53	6.15	10.19	5.53	1.74	1.63
Class R (WFMRX)	6-28-2013	–	–	–	6.71	10.87	6.25	1.24	1.13
Class R4 (WTFRX)	11-30-2012	–	–	–	7.35	11.52	6.84	0.66	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	7.57	11.59	6.87	0.51	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	7.10	11.19	6.55	0.83	0.72
Investor Class (WFFTX)	1-31-2007	–	–	–	6.91	11.06	6.47	1.05	0.93
Dow Jones Global Target 2040 Index[5]	–	–	–	–	7.98	11.98	7.61	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	8.30	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	4.82	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2045 Fund

Average annual total returns11 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	1.21	10.19	4.08	7.41	11.50	4.88		1.04	0.88
Class R (WFNRX)	6-28-2013	–	–	–	7.11	11.22	4.62		1.29	1.13
Class R4 (WFFRX)	11-30-2012	–	–	–	7.79	11.91	5.22		0.71	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	7.96	11.95	5.24		0.56	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	7.54	11.55	4.93		0.88	0.72
Investor Class (WFQSX)	6-29-2007	–	–	–	7.29	11.43	4.81		1.10	0.93
Dow Jones Global Target 2045 Index[5]	–	–	–	–	8.39	12.35	5.47	*	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	6.99	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	5.29	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns12 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	1.31	10.26	4.09	7.52	11.56	4.90		1.01	0.88
Class C (WFQCX)	11-30-2012	5.70	10.72	4.11	6.70	10.72	4.11		1.76	1.63
Class R (WFWRX)	6-28-2013	–	–	–	7.20	11.27	4.64		1.26	1.13
Class R4 (WQFRX)	11-30-2012	–	–	–	7.82	11.96	5.22		0.68	0.52
Class R6 (WFQFX)	6-29-2007	–	–	–	7.98	12.01	5.25		0.53	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	7.64	11.61	4.92		0.85	0.72
Investor Class (WFQGX)	6-29-2007	–	–	–	7.39	11.49	4.83		1.07	0.93
Dow Jones Global Target 2050 Index[5]	–	–	–	–	8.49	12.41	5.50	*	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	6.99	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	5.29	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2055 Fund

Average annual total returns11 (%) as of February 28, 2015

		Including sales charge		Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	1.28	7.94	7.46	9.70		1.21	0.88
Class R (WFYRX)	6-28-2013	–	–	7.24	9.27		1.46	1.13
Class R4 (WFVRX)	11-30-2012	–	–	7.92	10.11		0.88	0.52
Class R6 (WFQUX)	6-30-2011	–	–	8.01	10.16		0.73	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	7.66	9.78		1.05	0.72
Investor Class (WFQHX)	6-30-2011	–	–	7.44	9.67		1.27	0.93
Dow Jones Global Target 2055 Index[5]	–	–	–	8.49	10.38	*	–	–
Russell 3000® Index[6]	–	–	–	14.12	15.75	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	5.05	3.86	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Highlights

The Dow Jones Target Date Funds seek to replicate the asset allocations and returns of their respective Dow Jones Global Target Date Indexes before expenses. The strategic asset allocations are designed to provide high levels of diversification across a number of equity, fixed-income, and short-term investments. All of the funds invest in the same three underlying portfolios: the Diversified Stock Portfolio, the Diversified Fixed Income Portfolio, and the Short-Term Investment Portfolio. The Dow Jones Target Date Funds only differ in the amount invested in each underlying portfolio. The underlying Diversified Stock Portfolio contains a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The underlying Diversified Fixed Income Portfolio invests in several types of fixed-income securities, including U.S. and non-U.S. government bonds, corporate bonds, and mortgage-backed securities. Under normal circumstances, the short-term investment portfolio holds high-quality, short-term U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. government obligations, obligations of foreign and domestic banks, short-term corporate debt securities and repurchase agreements. The breadth and depth of diversification and disciplined asset allocation help manage, but do not eliminate, risk.

Over the past 12 months, the majority of Dow Jones Target Date Funds, after adjusting for fees, slightly trailed their corresponding Dow Jones Global Target Date Index. A few share classes of the shorter-dated Dow Jones Target Date Funds managed to slightly outperform their benchmark indexes after adjusting for fees. In general, shorter-dated Dow Jones Target Date Funds tended to perform more in-line with their indexes than did longer-dated Target Date Funds.

The majority of relative performance can be explained by some negative tracking error experienced within the underlying Diversified Stock Portfolio. Tracking error is the difference between the return of a security or portfolio and the return of a benchmark. Since longer-dated Dow Jones Target Date Funds have greater exposure to the Diversified Stock Portfolio than do shorter-dated Dow Jones Target Date Funds, differences in relative performance are not surprising. In addition, daily cash flows impact relative performance. In general, funds that experience large unexpected cash flows relative to total assets on days with significant market volatility tend to experience larger effects on performance than funds with fewer large unexpected cash flows.

Strategic allocation adjustments are made in response to changing financial markets and movements down the glide path.

On a monthly basis, we adjust each Dow Jones Target Date Fund’s strategic allocations to stocks, bonds, and cash equivalents in response to changing market conditions and a fund’s movement down the glide path. Our objective is to manage the relative equity risk of each dated fund as dictated by the glide path—a fund’s targeted equity risk is not the same as a fund’s equity allocation percentage because both bonds and cash equivalents carry risk. The Dow Jones Target Date Funds are designed to become more conservative as the target date approaches in order to increase the probability of capital preservation as retirement nears. This risk level is managed by adjusting allocations among stocks, bonds, and cash equivalents.

An increase in relative bond volatility influenced allocation decisions during the period. The Target 2055 Fund and Target 2050 Fund, which have not yet begun to move down the glide path, decreased their equity exposures by a modest 0.3% over the past 12 months as our ability to use bonds to manage equity risk declined slightly. The funds on the downward-sloping portion of the equity glide path, the Target 2045 Fund through Target 2010 Fund, reduced their equity holdings during the period as they decreased their relative equity risk. Because of an increase in bond volatility and correlation between bonds and equities, equity exposure decreased slightly more than equity risk.

The Target Today Fund, which is the most conservative fund, maintained its targeted equity exposure at 15% during the period. However, the Target Today Fund’s cash allocation increased from 12% to 24% due to increased bond volatility. The Target 2010 Fund also increased its cash exposure from 4% to 19%. All other dated funds maintained their cash allocation at 4%.

We believe the Dow Jones Target Date Funds are diversified at the individual-security level and at the asset-class level. We believe the funds provide the opportunity for capital appreciation for investors with longer time horizons and reasonable capital gains for investors who are approaching or are in retirement. However, although the funds are designed to provide varying degrees of downside risk management based on their index dates, they cannot prevent losses or eliminate risk.

The target date represents the year in which investors may likely begin withdrawing assets. The funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed-income exposure. The principal value is not guaranteed at any time, including at the target date.

It is our belief that equities and bonds are likely to experience meaningful volatility into the foreseeable future. Our disciplined approach to portfolio construction seeks to help our investors benefit from bull markets while providing risk management in bear markets. We believe our funds are well positioned to give investors an opportunity to build and maintain their retirement nest eggs in the coming years.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Portfolio allocation13 as of February 28, 2015

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 18-19.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Portfolio allocation13 as of February 28, 2015 (continued)

Target 2050 Fund	Target 2055 Fund

[1]	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying affiliated master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The index returns reflect hypothetical back-tested performance. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. You cannot invest directly in an index.

[8]	The chart compares the performance of Class A shares for the most recent ten years or since inception with the respective Dow Jones Global Target Date Index, the Russell 3000 Index, and the Barclays U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[9]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

[10]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[11]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[12]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[13]	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See the Portfolio of investments or Summary portfolio of investments of each affiliated master portfolio which is also included in this report.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$995.18	$4.01	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class B
Actual	$1,000.00	$991.06	$7.70	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Class C
Actual	$1,000.00	$991.88	$7.70	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Class R
Actual	$1,000.00	$993.63	$5.24	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class R4
Actual	$1,000.00	$997.31	$2.23	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Class R6
Actual	$1,000.00	$998.48	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Administrator Class
Actual	$1,000.00	$995.64	$3.22	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Investor Class
Actual	$1,000.00	$995.80	$4.26	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

Target 2010 Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$995.99	$4.11	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%
Class B
Actual	$1,000.00	$992.40	$7.81	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90	1.58%
Class C
Actual	$1,000.00	$992.18	$7.80	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90	1.58%
Class R
Actual	$1,000.00	$994.47	$5.34	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41	1.08%
Class R4
Actual	$1,000.00	$998.29	$2.33	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36	0.47%
Class R6
Actual	$1,000.00	$998.75	$1.59	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61	0.32%
Administrator Class
Actual	$1,000.00	$996.59	$3.32	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36	0.67%
Investor Class
Actual	$1,000.00	$995.82	$4.35	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Target 2015 Fund
Class A
Actual	$1,000.00	$999.18	$4.16	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class R
Actual	$1,000.00	$997.45	$5.40	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Class R4
Actual	$1,000.00	$1,000.63	$2.38	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Class R6
Actual	$1,000.00	$1,001.47	$1.64	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%
Administrator Class
Actual	$1,000.00	$999.53	$3.37	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41	0.68%
Investor Class
Actual	$1,000.00	$998.36	$4.41	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%

Please see footnote on page 25.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,001.89	$4.27	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class B
Actual	$1,000.00	$997.58	$7.97	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05	1.61%
Class C
Actual	$1,000.00	$997.28	$7.97	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05	1.61%
Class R
Actual	$1,000.00	$1,000.02	$5.50	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%
Class R4
Actual	$1,000.00	$1,003.15	$2.48	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Class R6
Actual	$1,000.00	$1,003.98	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Administrator Class
Actual	$1,000.00	$1,002.07	$3.47	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Investor Class
Actual	$1,000.00	$1,000.96	$4.51	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,005.53	$4.28	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class R
Actual	$1,000.00	$1,004.01	$5.52	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%
Class R4
Actual	$1,000.00	$1,007.26	$2.49	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Class R6
Actual	$1,000.00	$1,008.09	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Administrator Class
Actual	$1,000.00	$1,007.08	$3.48	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Investor Class
Actual	$1,000.00	$1,005.03	$4.52	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2030 Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,010.36	$4.34	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Class B
Actual	$1,000.00	$1,006.23	$8.06	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Class C
Actual	$1,000.00	$1,006.70	$8.06	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Class R
Actual	$1,000.00	$1,008.86	$5.58	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61	1.12%
Class R4
Actual	$1,000.00	$1,012.19	$2.54	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56	0.51%
Class R6
Actual	$1,000.00	$1,013.04	$1.80	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$1.81	0.36%
Administrator Class
Actual	$1,000.00	$1,011.10	$3.54	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.56	0.71%
Investor Class
Actual	$1,000.00	$1,010.02	$4.59	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,014.53	$4.40	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,012.73	$5.64	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,016.05	$2.60	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,016.87	$1.85	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,015.80	$3.60	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,014.59	$4.65	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 25.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,017.59	$4.40	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class B
Actual	$1,000.00	$1,014.07	$8.14	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class C
Actual	$1,000.00	$1,013.65	$8.14	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class R
Actual	$1,000.00	$1,016.69	$5.65	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,019.71	$2.60	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,020.54	$1.85	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,018.12	$3.60	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,017.06	$4.65	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,019.50	$4.41	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,018.42	$5.66	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,021.09	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,021.95	$1.85	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,020.75	$3.61	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,019.51	$4.66	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

Target 2050 Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,020.37	$4.41	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class C
Actual	$1,000.00	$1,015.89	$8.15	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class R
Actual	$1,000.00	$1,018.76	$5.66	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,022.04	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,021.97	$1.85	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,020.12	$3.61	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,019.80	$4.66	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,019.92	$4.41	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,018.81	$5.66	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,022.46	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,022.52	$1.86	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,020.69	$3.61	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,019.85	$4.66	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

26	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2015

TARGET TODAY FUND

Security name	Value

Investment Companies: 99.84%

Affiliated Master Portfolios: 99.84%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$456,526,668
Wells Fargo Advantage Diversified Stock Portfolio	120,027,277
Wells Fargo Advantage Short-Term Investment Portfolio	184,633,044

Total Investment Companies (Cost $710,288,011)	761,186,989

Total investments in securities (Cost $710,288,011) *	99.84%	761,186,989
Other assets and liabilities, net	0.16	1,248,314

Total net assets	100.00%	$762,435,303

*	Cost for federal income tax purposes is $712,122,097 and unrealized gains (losses) consists of:
	Gross unrealized gains	$49,064,892
	Gross unrealized losses	0

	Net unrealized gains	$49,064,892

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.02%

Affiliated Master Portfolios: 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$368,710,025
Wells Fargo Advantage Diversified Stock Portfolio	110,887,568
Wells Fargo Advantage Short-Term Investment Portfolio	111,697,946

Total Investment Companies (Cost $521,851,395)	591,295,539

Total investments in securities (Cost $521,851,395) *	100.02%	591,295,539
Other assets and liabilities, net	(0.02)	(105,645)

Total net assets	100.00%	$591,189,894

*	Cost for federal income tax purposes is $529,836,557 and unrealized gains (losses) consists of:
	Gross unrealized gains	$61,458,982
	Gross unrealized losses	0

	Net unrealized gains	$61,458,982

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	27

TARGET 2015 FUND

Security name	Value

Investment Companies: 99.84%

Affiliated Master Portfolios: 99.84%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$631,330,829
Wells Fargo Advantage Diversified Stock Portfolio	230,653,940
Wells Fargo Advantage Short-Term Investment Portfolio	35,683,333

Total Investment Companies (Cost $804,358,511)	897,668,102

Total investments in securities (Cost $804,358,511) *	99.84%	897,668,102
Other assets and liabilities, net	0.16	1,422,666

Total net assets	100.00%	$899,090,768

*	Cost for federal income tax purposes is $806,120,468 and unrealized gains (losses) consists of:
	Gross unrealized gains	$91,547,634
	Gross unrealized losses	0

	Net unrealized gains	$91,547,634

TARGET 2020 FUND

Security name	Value

Investment Companies: 99.82%

Affiliated Master Portfolios: 99.82%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,706,676,680
Wells Fargo Advantage Diversified Stock Portfolio	1,008,903,879
Wells Fargo Advantage Short-Term Investment Portfolio	111,704,258

Total Investment Companies (Cost $2,455,096,623)	2,827,284,817

Total investments in securities (Cost $2,455,096,623) *	99.82%	2,827,284,817
Other assets and liabilities, net	0.18	5,091,857

Total net assets	100.00%	$2,832,376,674

*	Cost for federal income tax purposes is $2,475,543,534 and unrealized gains (losses) consists of:
	Gross unrealized gains	$351,741,283
	Gross unrealized losses	0

	Net unrealized gains	$351,741,283

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2015

TARGET 2025 FUND

Security name	Value

Investment Companies: 99.82%

Affiliated Master Portfolios: 99.82%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,164,784,576
Wells Fargo Advantage Diversified Stock Portfolio	1,194,460,031
Wells Fargo Advantage Short-Term Investment Portfolio	96,244,686

Total Investment Companies (Cost $2,060,079,039)	2,455,489,293

Total investments in securities (Cost $2,060,079,039) *	99.82%	2,455,489,293
Other assets and liabilities, net	0.18	4,505,416

Total net assets	100.00%	$2,459,994,709

*	Cost for federal income tax purposes is $2,066,768,996 and unrealized gains (losses) consists of:
	Gross unrealized gains	$388,720,297
	Gross unrealized losses	0

	Net unrealized gains	$388,720,297

TARGET 2030 FUND

Security name	Value

Investment Companies: 99.74%

Affiliated Master Portfolios: 99.74%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,006,731,328
Wells Fargo Advantage Diversified Stock Portfolio	1,877,543,546
Wells Fargo Advantage Short-Term Investment Portfolio	116,610,807

Total Investment Companies (Cost $2,461,766,041)	3,000,885,681

Total investments in securities (Cost $2,461,766,041) *	99.74%	3,000,885,681
Other assets and liabilities, net	0.26	7,836,296

Total net assets	100.00%	$3,008,721,977

*	Cost for federal income tax purposes is $2,479,406,443 and unrealized gains (losses) consists of:
	Gross unrealized gains	$521,479,238
	Gross unrealized losses	0

	Net unrealized gains	$521,479,238

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET 2035 FUND

Security name	Value

Investment Companies: 99.76%

Affiliated Master Portfolios: 99.76%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$311,317,506
Wells Fargo Advantage Diversified Stock Portfolio	1,067,533,804
Wells Fargo Advantage Short-Term Investment Portfolio	55,318,124

Total Investment Companies (Cost $1,144,950,450)	1,434,169,434

Total investments in securities (Cost $1,144,950,450) *	99.76%	1,434,169,434
Other assets and liabilities, net	0.24	3,453,710

Total net assets	100.00%	$1,437,623,144

*	Cost for federal income tax purposes is $1,149,531,563 and unrealized gains (losses) consists of:
	Gross unrealized gains	$284,637,871
	Gross unrealized losses	0

	Net unrealized gains	$284,637,871

TARGET 2040 FUND

Security name	Value

Investment Companies: 99.72%

Affiliated Master Portfolios: 99.72%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$283,341,073
Wells Fargo Advantage Diversified Stock Portfolio	1,860,236,040
Wells Fargo Advantage Short-Term Investment Portfolio	85,492,154

Total Investment Companies (Cost $1,750,835,676)	2,229,069,267

Total investments in securities (Cost $1,750,835,676) *	99.72%	2,229,069,267
Other assets and liabilities, net	0.28	6,193,539

Total net assets	100.00%	$2,235,262,806

*	Cost for federal income tax purposes is $1,763,601,820 and unrealized gains (losses) consists of:
	Gross unrealized gains	$465,467,447
	Gross unrealized losses	0

	Net unrealized gains	$465,467,447

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2015

TARGET 2045 FUND

Security name	Value

Investment Companies: 99.61%

Affiliated Master Portfolios: 99.61%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$58,906,199
Wells Fargo Advantage Diversified Stock Portfolio	718,140,405
Wells Fargo Advantage Short-Term Investment Portfolio	30,880,427

Total Investment Companies (Cost $632,885,644)	807,927,031

Total investments in securities (Cost $632,885,644) *	99.61%	807,927,031
Other assets and liabilities, net	0.39	3,139,430

Total net assets	100.00%	$811,066,461

*	Cost for federal income tax purposes is $635,360,210 and unrealized gains (losses) consists of:
	Gross unrealized gains	$172,566,821
	Gross unrealized losses	0

	Net unrealized gains	$172,566,821

TARGET 2050 FUND

Security name	Value

Investment Companies: 99.60%

Affiliated Master Portfolios: 99.60%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$85,893,189
Wells Fargo Advantage Diversified Stock Portfolio	1,327,590,780
Wells Fargo Advantage Short-Term Investment Portfolio	56,119,318

Total Investment Companies (Cost $1,153,360,809)	1,469,603,287

Total investments in securities (Cost $1,153,360,809) *	99.60%	1,469,603,287
Other assets and liabilities, net	0.40	5,869,599

Total net assets	100.00%	$1,475,472,886

*	Cost for federal income tax purposes is $1,159,348,147 and unrealized gains (losses) consists of:
	Gross unrealized gains	$310,255,140
	Gross unrealized losses	0

	Net unrealized gains	$310,255,140

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	31

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.18%

Affiliated Master Portfolios: 99.18%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$10,528,547
Wells Fargo Advantage Diversified Stock Portfolio	162,732,365
Wells Fargo Advantage Short-Term Investment Portfolio	6,878,950

Total Investment Companies (Cost $158,244,057)	180,139,862

Total investments in securities (Cost $158,244,057) *	99.18%	180,139,862
Other assets and liabilities, net	0.82	1,481,284

Total net assets	100.00%	$181,621,146

*	Cost for federal income tax purposes is $158,122,017 and unrealized gains (losses) consists of:
	Gross unrealized gains	$22,017,845
	Gross unrealized losses	0

	Net unrealized gains	$22,017,845

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2015

	Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$761,186,989	$591,295,539	$897,668,102	$2,827,284,817
Receivable for Fund shares sold	2,885,763	1,419,727	2,305,296	8,137,239
Prepaid expenses and other assets	43,781	28,483	8,946	36,577

Total assets	764,116,533	592,743,749	899,982,344	2,835,458,633

Liabilities
Payable for Fund shares redeemed	1,450,648	1,345,803	624,198	2,241,163
Advisory fee payable	28,891	29,661	48,957	235,459
Distribution fees payable	2,230	1,688	10	3,436
Administration fees payable	86,411	72,586	99,916	308,017
Shareholder report expenses payable	27,289	15,399	20,162	14,497
Shareholder servicing fees payable	64,024	63,533	73,352	249,622
Professional fees payable	17,370	17,361	15,868	15,373
Accrued expenses and other liabilities	4,367	7,824	9,113	14,392

Total liabilities	1,681,230	1,553,855	891,576	3,081,959

Total net assets	$762,435,303	$591,189,894	$899,090,768	$2,832,376,674

NET ASSETS CONSIST OF
Paid-in capital	$709,477,659	$522,537,510	$802,499,001	$2,463,605,089
Undistributed (overdistributed) net investment income	(313,818)	(434,548)	456,613	(2,468,308)
Accumulated net realized gains (losses) on investments	2,372,484	(357,212)	2,825,563	(948,301)
Net unrealized gains on investments	50,898,978	69,444,144	93,309,591	372,188,194

Total net assets	$762,435,303	$591,189,894	$899,090,768	$2,832,376,674

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$15,537,297	$26,752,800	$1,946,634	$64,807,542
Shares outstanding – Class A1	1,436,713	2,032,602	187,200	4,253,810
Net asset value per share – Class A	$10.81	$13.16	$10.40	$15.24
Maximum offering price per share – Class A2	$11.47	$13.96	$11.03	$16.17
Net assets – Class B	$10,825	$11,453	N/A	$108,065
Shares outstanding – Class B1	959	856	N/A	7,085
Net asset value per share – Class B	$11.29	$13.38	N/A	$15.25
Net assets – Class C	$3,471,096	$2,781,166	N/A	$5,509,204
Shares outstanding – Class C1	313,266	208,128	N/A	363,308
Net asset value per share – Class C	$11.08	$13.36	N/A	$15.16
Net assets – Class R	$28,091	$52,734	$49,847	$744,014
Shares outstanding – Class R1	2,601	4,023	4,726	49,016
Net asset value per share – Class R	$10.80	$13.11	$10.55	$15.18
Net assets – Class R4	$338,108,372	$148,667,674	$180,101,165	$772,604,374
Share outstanding – Class R4[1]	30,562,162	11,182,185	17,269,610	49,836,655
Net asset value per share – Class R4	$11.06	$13.30	$10.43	$15.50
Net assets – Class R6	$240,043,874	$184,811,969	$420,675,881	$1,114,669,919
Shares outstanding – Class R6[1]	21,727,670	13,908,734	40,383,648	71,933,508
Net asset value per share – Class R6	$11.05	$13.29	$10.42	$15.50
Net assets – Administrator Class	$99,638,352	$168,184,679	$188,411,735	$670,892,576
Shares outstanding – Administrator Class[1]	9,029,357	12,652,583	17,861,114	43,404,791
Net asset value per share – Administrator Class	$11.03	$13.29	$10.55	$15.46
Net assets – Investor Class	$65,597,396	$59,927,419	$107,905,506	$203,040,980
Shares outstanding – Investor Class[1]	5,954,457	4,520,258	10,218,150	13,151,837
Net asset value per share – Investor Class	$11.02	$13.26	$10.56	$15.44

Investments in affiliated Master Portfolios, at cost	$710,288,011	$521,851,395	$804,358,511	$2,455,096,623

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	33

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$2,455,489,293	$3,000,885,681	$1,434,169,434	$2,229,069,267	$807,927,031	$1,469,603,287	$180,139,862
6,044,911	9,706,334	4,621,055	8,205,128	4,113,723	7,122,115	1,601,321
21,821	69,042	21,261	66,020	30,419	56,068	31,556

2,461,556,025	3,010,661,057	1,438,811,750	2,237,340,415	812,071,173	1,476,781,470	181,772,739

925,337	1,043,599	743,256	1,387,715	749,517	915,006	92,098
196,079	272,377	135,498	216,490	71,518	133,960	7,284
190	3,179	7	3,447	6	432	6
246,216	321,745	162,793	243,005	91,468	134,325	15,028
15,179	13,030	10,016	15,920	8,647	10,909	12,638
148,503	253,942	111,506	188,334	63,513	87,198	6,595
17,359	14,144	17,302	17,361	15,307	18,354	15,041
12,453	17,064	8,228	5,337	4,736	8,400	2,903

1,561,316	1,939,080	1,188,606	2,077,609	1,004,712	1,308,584	151,593

$2,459,994,709	$3,008,721,977	$1,437,623,144	$2,235,262,806	$811,066,461	$1,475,472,886	$181,621,146

$2,056,705,816	$2,468,328,462	$1,143,087,417	$1,753,563,303	$632,581,385	$1,154,511,668	$158,947,717
(1,971,680)	(2,140,510)	(621,049)	(1,287,193)	(136,048)	(456,364)	103,574
9,850,319	3,414,385	5,937,792	4,753,105	3,579,737	5,175,104	674,050
395,410,254	539,119,640	289,218,984	478,233,591	175,041,387	316,242,478	21,895,805

$2,459,994,709	$3,008,721,977	$1,437,623,144	$2,235,262,806	$811,066,461	$1,475,472,886	$181,621,146

$3,193,010	$60,746,672	$1,676,725	$111,873,539	$793,412	$1,629,163	$564,857
298,785	3,579,193	148,183	5,729,470	66,969	143,699	42,541
$10.69	$16.97	$11.32	$19.53	$11.85	$11.34	$13.28
$11.34	$18.01	$12.01	$20.72	$12.57	$12.03	$14.09
N/A	$116,990	N/A	$86,937	N/A	N/A	N/A
N/A	6,984	N/A	4,655	N/A	N/A	N/A
N/A	$16.75	N/A	$18.68	N/A	N/A	N/A
N/A	$5,020,005	N/A	$5,747,269	N/A	$737,373	N/A
N/A	302,747	N/A	312,700	N/A	65,250	N/A
N/A	$16.58	N/A	$18.38	N/A	$11.30	N/A
$1,032,084	$602,545	$36,344	$137,364	$30,927	$30,992	$31,011
96,387	35,540	3,190	7,041	2,584	2,726	2,356
$10.71	$16.95	$11.39	$19.51	$11.97	$11.37	$13.16
$379,383,754	$897,425,348	$329,134,644	$678,943,863	$199,014,979	$360,832,606	$33,650,856
35,404,414	52,165,685	29,045,027	34,069,191	16,742,521	31,714,298	2,527,186
$10.72	$17.20	$11.33	$19.93	$11.89	$11.38	$13.32
$1,481,263,872	$1,185,076,750	$674,925,779	$872,914,124	$367,163,513	$818,335,428	$126,822,434
138,325,625	68,954,398	59,562,473	43,809,518	30,940,036	71,960,203	9,540,326
$10.71	$17.19	$11.33	$19.93	$11.87	$11.37	$13.29
$350,823,122	$643,336,076	$227,265,198	$427,789,486	$130,174,960	$226,404,864	$12,493,433
32,678,509	37,421,899	19,994,917	21,503,033	10,903,859	19,959,186	940,507
$10.74	$17.19	$11.37	$19.89	$11.94	$11.34	$13.28
$244,298,867	$216,397,591	$204,584,454	$137,770,224	$113,888,670	$67,502,460	$8,058,555
22,781,089	12,624,580	17,932,198	6,940,614	9,508,721	5,933,031	612,034
$10.72	$17.14	$11.41	$19.85	$11.98	$11.38	$13.17

$2,060,079,039	$2,461,766,041	$1,144,950,450	$1,750,835,676	$632,885,644	$1,153,360,809	$158,244,057

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2015

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$13,922,190	$12,179,830	$16,035,597	$41,626,852
Dividends allocated from affiliated Master Portfolios**	2,322,622	2,422,839	4,792,452	21,290,097
Affiliated income allocated from affiliated Master Portfolios	86,241	71,022	125,615	377,431
Securities lending income allocated from affiliated Master Portfolios	62,985	65,247	126,407	551,270
Expenses allocated from affiliated Master Portfolios	(1,237,567)	(1,063,251)	(1,498,586)	(4,626,664)

Total investment income	15,156,471	13,675,687	19,581,485	59,218,986

Expenses
Advisory fee	1,923,088	1,643,312	2,257,785	6,392,718
Administration fees
Fund level	396,383	335,562	469,143	1,450,843
Class A	42,269	74,349	1,682	176,804
Class B	73	130	N/A	414
Class C	10,005	7,449	N/A	13,980
Class R	69	74	74	234
Class R4	280,261	131,099	145,706	617,663
Class R6	72,520	68,133	130,581	337,331
Administrator Class	110,580	187,847	203,371	728,280
Investor Class	223,894	194,410	373,877	650,433
Shareholder servicing fees
Class A	40,644	71,489	1,618	170,004
Class B	69	125	N/A	398
Class C	9,620	7,162	N/A	13,442
Class R	66	70	72	226
Class R4	349,474	162,704	178,179	763,767
Administrator Class	276,237	469,357	508,427	1,820,090
Investor Class	174,917	151,882	291,889	507,947
Distribution fees
Class B	209	375	N/A	1,195
Class C	28,860	21,487	N/A	40,326
Class R	66	70	72	226
Custody and accounting fees	31,447	25,415	37,035	109,920
Professional fees	31,857	29,899	31,635	31,628
Registration fees	83,203	99,547	139,518	158,409
Shareholder report expenses	31,107	25,808	36,546	68,825
Trustees’ fees and expenses	8,838	11,957	9,337	9,340
Other fees and expenses	20,596	18,710	22,462	45,937

Total expenses	4,146,352	3,738,422	4,839,009	14,110,380
Less: Fee waivers and/or expense reimbursements	(1,569,337)	(1,227,801)	(1,598,449)	(3,318,539)

Net expenses	2,577,015	2,510,621	3,240,560	10,791,841

Net investment income	12,579,456	11,165,066	16,340,925	48,427,145

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transactions allocated from affiliated Master Portfolios	6,346,242	9,529,742	11,085,269	45,142,412
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(1,840,701)	(4,512,446)	910,797	15,049,419

Net realized and unrealized gains (losses) on investments	4,505,541	5,017,296	11,996,066	60,191,831

Net increase in net assets resulting from operations	$17,084,997	$16,182,362	$28,336,991	$108,618,976

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$165,048	$149,840	$191,534	$488,363
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$119,656	$126,631	$250,104	$1,113,238

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	35

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$27,056,481	$23,878,277	$7,173,046	$6,703,639	$1,398,025	$2,126,588	$223,661
23,513,251	36,467,453	19,782,377	34,816,657	12,917,777	23,599,304	2,426,738
307,285	348,606	155,632	228,935	80,148	144,415	17,702
602,042	928,283	501,798	880,789	326,548	595,837	61,050
(3,821,646)	(4,706,773)	(2,163,455)	(3,406,771)	(1,193,068)	(2,152,546)	(225,483)

47,657,413	56,915,846	25,449,398	39,223,249	13,529,430	24,313,598	2,503,668

5,339,234	6,515,152	3,160,675	4,811,008	1,830,798	3,151,244	355,230

1,200,013	1,480,639	681,309	1,074,245	376,320	679,063	71,047
5,990	158,245	2,545	286,468	1,108	2,891	868
N/A	463	N/A	458	N/A	N/A	N/A
N/A	11,869	N/A	14,025	N/A	1,131	N/A
264	194	77	105	77	77	77
285,942	689,944	246,546	518,649	145,264	265,366	21,824
430,407	340,839	184,489	240,702	98,137	222,315	29,580
362,866	684,479	240,448	451,099	132,005	221,724	9,762
776,437	680,189	633,651	419,045	356,720	198,620	19,470

5,760	152,159	2,447	275,450	1,065	2,780	834
N/A	446	N/A	440	N/A	N/A	N/A
N/A	11,412	N/A	13,485	N/A	1,087	N/A
254	186	73	102	74	74	74
351,352	853,204	302,137	642,311	178,756	330,514	27,281
907,166	1,711,198	601,119	1,127,746	330,013	554,311	23,905
606,592	531,152	495,041	327,379	278,687	155,172	15,211

N/A	1,337	N/A	1,320	N/A	N/A	N/A
N/A	34,237	N/A	40,457	N/A	3,262	N/A
254	186	73	102	74	74	74
90,944	112,129	51,382	81,497	29,564	52,997	6,010
31,912	31,854	30,962	30,838	30,980	32,771	31,132
164,029	166,399	120,659	156,098	96,686	132,980	79,333
53,523	60,919	36,764	55,204	31,894	40,087	11,688
9,340	9,339	12,758	8,834	8,889	12,758	12,620
42,479	54,931	22,506	31,853	11,893	26,314	4,605

10,664,758	14,293,101	6,825,661	10,608,920	3,939,004	6,087,612	720,625
(2,908,850)	(3,088,885)	(1,529,484)	(2,149,225)	(986,260)	(1,582,534)	(309,255)

7,755,908	11,204,216	5,296,177	8,459,695	2,952,744	4,505,078	411,370

39,901,505	45,711,630	20,153,221	30,763,554	10,576,686	19,808,520	2,092,298

47,430,933	62,882,063	33,457,133	55,045,410	19,864,670	35,317,428	1,827,847
26,867,519	58,066,749	35,931,372	66,613,709	26,681,722	50,315,014	8,032,555

74,298,452	120,948,812	69,388,505	121,659,119	46,546,392	85,632,442	9,860,402

$114,199,957	$166,660,442	$89,541,726	$152,422,673	$57,123,078	$105,440,962	$11,952,700

$312,860	$274,089	$81,529	$75,026	$15,317	$23,321	$2,340
$1,222,046	$1,882,653	$1,016,285	$1,785,591	$659,193	$1,201,770	$120,036

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$12,579,456			$14,119,597
Net realized gains on investments		6,346,242			8,682,816
Net change in unrealized gains (losses) on investments		(1,840,701)			1,063,802

Net increase in net assets resulting from operations		17,084,997			23,866,215

Distributions to shareholders from
Net investment income
Class A		(193,927)			(221,471)
Class B		(78)			(175)
Class C		(15,619)			(17,109)
Class R		(262)			(141)[1]
Class R4		(5,322,411)			(5,817,304)
Class R6[2]		(4,061,528)			(4,363,729)
Administrator Class		(1,449,242)			(1,652,726)
Investor Class		(795,078)			(1,019,076)
Net realized gains
Class A		(153,080)			(235,169)
Class B		(179)			(836)
Class C		(34,694)			(55,391)
Class R		(257)			(339)[1]
Class R4		(3,250,286)			(4,756,127)
Class R6[2]		(2,329,902)			(3,049,103)
Administrator Class		(1,015,397)			(1,508,581)
Investor Class		(666,758)			(956,544)

Total distributions to shareholders		(19,288,698)			(23,653,821)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	76,294	833,129	65,901		708,822
Class B	0	0	1,199		13,415
Class C	48,463	538,402	42,423		469,925
Class R	143	1,538	2,365	[1]	25,000 [1]
Class R4	4,754,596	53,006,154	40,044,322		443,504,825
Class R6[2]	8,344,183	92,749,454	9,419,589		103,495,757
Administrator Class	2,005,642	22,261,985	2,977,611		32,656,347
Investor Class	1,651,999	18,300,793	1,345,823		14,802,612

		187,691,455			595,676,703

Reinvestment of distributions
Class A	31,062	334,626	41,970		445,973
Class B	23	257	91		1,011
Class C	4,421	48,723	6,430		70,009
Class R	48	519	45	[1]	480 [1]
Class R4	775,475	8,541,537	971,366		10,544,661
Class R6[2]	572,847	6,301,510	684,137		7,411,486
Administrator Class	223,809	2,459,328	291,198		3,153,750
Investor Class	132,462	1,453,568	182,457		1,971,286

		19,140,068			23,598,656

Please see footnotes on page 37.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target Today Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(279,921)	$(3,045,371)	(326,131)	$(3,497,069)
Class B	(3,543)	(40,062)	(6,375)	(71,529)
Class C	(125,361)	(1,399,945)	(109,050)	(1,198,485)
Class R4	(8,052,045)	(89,790,655)	(8,208,872)	(89,929,968)
Class R6[2]	(8,292,123)	(92,089,807)	(49,652,297)	(549,066,240)
Administrator Class	(3,756,108)	(41,651,307)	(5,359,301)	(58,759,727)
Investor Class	(2,420,301)	(26,777,449)	(4,694,452)	(51,323,539)

		(254,794,596)		(753,846,557)

Net decrease in net assets resulting from capital share transactions		(47,963,073)		(134,571,198)

Total decrease in net assets		(50,166,774)		(134,358,804)

Net assets
Beginning of period		812,602,077		946,960,881

End of period		$762,435,303		$812,602,077

Undistributed (overdistributed) net investment income		$(313,818)		$1,119,061

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$11,165,066			$13,355,509
Net realized gains on investments		9,529,742			14,076,090
Net change in unrealized gains (losses) on investments		(4,512,446)			3,291,595

Net increase in net assets resulting from operations		16,182,362			30,723,194

Distributions to shareholders from
Net investment income
Class A		(372,432)			(420,087)
Class B		(216)			(569)
Class C		(15,256)			(13,585)
Class R		(296)			(356)[1]
Class R4		(2,694,729)			(3,475,371)
Class R6[2]		(4,195,148)			(4,452,553)
Administrator Class		(2,682,826)			(3,008,539)
Investor Class		(775,365)			(738,857)
Net realized gains
Class A		(558,316)			(743,622)
Class B		(337)			(3,992)
Class C		(55,739)			(65,273)
Class R		(544)			(586)[1]
Class R4		(3,102,924)			(4,648,601)
Class R6[2]		(4,601,232)			(5,398,326)
Administrator Class		(3,552,844)			(4,635,950)
Investor Class		(1,234,798)			(1,316,593)

Total distributions to shareholders		(23,843,002)			(28,922,860)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	115,224	1,538,697	186,965		2,491,029
Class B	233	3,142	3,363		44,329
Class C	40,467	545,273	25,945		349,596
Class R	1,975	25,879	1,912	[1]	25,000 [1]
Class R4	2,640,225	35,515,055	18,932,424		254,451,944
Class R6[2]	4,876,500	65,632,435	6,718,727		90,118,259
Administrator Class	2,134,780	28,689,998	3,536,386		47,359,770
Investor Class	1,046,657	14,058,094	1,096,534		14,613,247

		146,008,573			409,453,174

Reinvestment of distributions
Class A	69,322	910,162	86,893		1,139,249
Class B	41	550	345		4,557
Class C	5,162	68,661	5,799		76,934
Class R	64	840	72	[1]	942 [1]
Class R4	434,495	5,764,531	611,034		8,094,076
Class R6[2]	653,875	8,672,700	743,043		9,841,864
Administrator Class	470,299	6,235,670	577,304		7,644,489
Investor Class	151,674	2,004,970	155,233		2,049,385

		23,658,084			28,851,496

Please see footnotes on page 39.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2010 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(553,921)	$(7,389,135)	(613,342)	$(8,128,647)
Class B	(8,169)	(110,644)	(20,384)	(272,691)
Class C	(55,775)	(755,424)	(55,929)	(751,971)
Class R4	(6,709,692)	(90,398,783)	(5,139,968)	(68,558,326)
Class R6[2]	(9,626,934)	(128,714,718)	(25,658,126)	(344,966,121)
Administrator Class	(4,902,108)	(65,963,802)	(7,120,077)	(95,456,027)
Investor Class	(1,177,152)	(15,798,042)	(1,541,753)	(20,603,446)

		(309,130,548)		(538,737,229)

Net decrease in net assets resulting from capital share transactions		(139,463,891)		(100,432,559)

Total decrease in net assets		(147,124,531)		(98,632,225)

Net assets
Beginning of period		738,314,425		836,946,650

End of period		$591,189,894		$738,314,425

Undistributed (overdistributed) net investment income		$(434,548)		$891,619

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$16,340,925		$16,643,519
Net realized gains on investments		11,085,269		11,759,028
Net change in unrealized gains (losses) on investments		910,797		26,231,734

Net increase in net assets resulting from operations		28,336,991		54,634,281

Distributions to shareholders from
Net investment income
Class A		(7,261)		(1,472)
Class R		(274)		(121)[1]
Class R4		(2,991,541)		(1,872,389)
Class R6[2]		(7,786,763)		(8,668,426)
Administrator Class		(2,901,440)		(2,619,376)
Investor Class		(1,424,728)		(1,915,991)
Net realized gains
Class A		(9,641)		(3,136)
Class R		(312)		(403)[1]
Class R4		(2,088,489)		(2,830,275)
Class R6[2]		(5,103,131)		(6,755,256)
Administrator Class		(2,314,961)		(2,930,526)
Investor Class		(1,311,117)		(1,886,766)

Total distributions to shareholders		(25,939,658)		(29,484,137)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	162,058	1,681,646	30,534	310,034
Class R	2,714	28,552	2,480 [1]	25,000 [1]
Class R4	4,387,585	45,737,459	22,186,745	226,451,576
Class R6[2]	10,572,473	110,001,058	13,146,464	133,987,804
Administrator Class	2,999,551	31,585,482	5,756,165	59,448,415
Investor Class	4,221,952	44,493,095	4,076,014	42,086,072

		233,527,292		462,308,901

Reinvestment of distributions
Class A	1,126	11,607	455	4,608
Class R	56	586	51 [1]	523 [1]
Class R4	476,544	4,933,817	451,357	4,565,772
Class R6[2]	1,221,987	12,630,860	1,522,530	15,372,352
Administrator Class	497,933	5,211,869	542,194	5,544,864
Investor Class	260,854	2,732,022	371,511	3,796,948

		25,520,761		29,285,067

Payment for shares redeemed
Class A	(7,974)	(83,464)	(2)	(20)
Class R	(575)	(6,033)	0 [1]	0 [1]
Class R4	(5,768,079)	(60,225,717)	(4,722,416)	(47,893,656)
Class R6[2]	(13,518,452)	(140,547,212)	(33,194,972)	(338,474,671)
Administrator Class	(5,780,723)	(60,831,438)	(5,102,619)	(52,590,045)
Investor Class	(5,886,688)	(62,047,217)	(12,383,089)	(127,689,010)

		(323,741,081)		(566,647,402)

Net decrease in net assets resulting from capital share transactions		(64,693,028)		(75,053,434)

Total decrease in net assets		(62,295,695)		(49,903,290)

Net assets
Beginning of period		961,386,463		1,011,289,753

End of period		$899,090,768		$961,386,463

Undistributed net investment income		$456,613		$2,346,965

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2020 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$48,427,145			$45,018,203
Net realized gains on investments		45,142,412			62,921,001
Net change in unrealized gains (losses) on investments		15,049,419			116,854,570

Net increase in net assets resulting from operations		108,618,976			224,793,774

Distributions to shareholders from
Net investment income
Class A		(805,193)			(848,095)
Class B		(415)			0
Class C		(26,934)			(26,330)
Class R		(438)			(328)[1]
Class R4		(12,118,889)			(11,995,972)
Class R6[2]		(19,550,520)			(16,490,821)
Administrator Class		(10,022,105)			(8,943,484)
Investor Class		(2,398,092)			(2,097,428)
Net realized gains
Class A		(1,074,379)			(1,931,750)
Class B		(2,266)			(7,082)
Class C		(89,158)			(136,823)
Class R		(670)			(673)[1]
Class R4		(12,378,349)			(19,990,722)
Class R6[2]		(18,703,305)			(25,396,743)
Administrator Class		(11,495,111)			(17,581,975)
Investor Class		(3,333,062)			(4,694,484)

Total distributions to shareholders		(91,998,886)			(110,142,710)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	332,964	5,068,995	381,332		5,665,364
Class B	1,217	18,882	7,689		115,370
Class C	109,454	1,654,845	95,488		1,408,791
Class R	47,212	711,108	1,727	[1]	25,000 [1]
Class R4	13,205,968	204,555,577	61,845,368		933,243,115
Class R6[2]	22,727,943	351,507,165	25,893,661		390,548,771
Administrator Class	7,379,940	113,872,356	11,485,723		173,180,938
Investor Class	3,864,596	59,607,607	3,325,177		50,141,197

		736,996,535			1,554,328,546

Reinvestment of distributions
Class A	119,695	1,811,214	182,740		2,705,853
Class B	178	2,681	482		7,082
Class C	7,150	107,398	10,470		153,948
Class R	74	1,108	68	[1]	1,001 [1]
Class R4	1,564,995	24,113,004	2,096,194		31,585,843
Class R6[2]	2,444,577	37,647,898	2,777,511		41,847,708
Administrator Class	1,400,855	21,514,123	1,765,757		26,520,064
Investor Class	372,720	5,713,646	452,006		6,779,910

		90,911,072			109,601,409

Please see footnotes on page 42.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(1,209,035)	$(18,370,974)	(695,637)	$(10,358,666)
Class B	(10,029)	(152,201)	(33,856)	(496,951)
Class C	(98,646)	(1,489,341)	(72,151)	(1,067,554)
Class R	(65)	(988)	0 [1]	0 [1]
Class R4	(17,075,251)	(264,192,490)	(13,361,264)	(202,124,932)
Class R6[2]	(22,438,223)	(345,508,507)	(68,157,904)	(1,028,360,308)
Administrator Class	(14,005,572)	(215,788,425)	(11,344,715)	(171,003,496)
Investor Class	(3,680,547)	(56,709,750)	(2,988,908)	(45,095,889)

		(902,212,676)		(1,458,507,796)

Net increase (decrease) in net assets resulting from capital share transactions		(74,305,069)		205,422,159

Total increase (decrease) in net assets		(57,684,979)		320,073,223

Net assets
Beginning of period		2,890,061,653		2,569,988,430

End of period		$2,832,376,674		$2,890,061,653

Undistributed (overdistributed) net investment income		$(2,468,308)		$2,326,035

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2025 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$39,901,505		$37,642,278
Net realized gains on investments		47,430,933		64,593,224
Net change in unrealized gains (losses) on investments		26,867,519		141,573,121

Net increase in net assets resulting from operations		114,199,957		243,808,623

Distributions to shareholders from
Net investment income
Class A		(28,073)		(7,226)
Class R		(261)		(151)[1]
Class R4		(5,527,487)		(3,928,874)
Class R6[2]		(24,228,949)		(24,006,569)
Administrator Class		(4,882,326)		(4,044,987)
Investor Class		(2,773,040)		(3,423,839)
Net realized gains
Class A		(50,943)		(25,245)
Class R		(531)		(829)[1]
Class R4		(6,791,913)		(10,223,463)
Class R6[2]		(27,332,563)		(42,604,116)
Administrator Class		(6,990,413)		(9,739,683)
Investor Class		(4,598,742)		(7,057,112)

Total distributions to shareholders		(83,205,241)		(105,062,094)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	193,440	2,055,090	113,377	1,171,607
Class R	96,568	1,019,043	2,513 [1]	25,000 [1]
Class R4	12,369,706	131,672,935	39,680,782	407,782,676
Class R6[2]	24,877,513	264,398,662	25,675,029	263,320,679
Administrator Class	5,487,009	58,546,886	9,015,723	92,999,031
Investor Class	8,898,622	94,618,438	9,032,104	92,517,461

		552,311,054		857,816,454

Reinvestment of distributions
Class A	5,987	63,100	3,181	32,471
Class R	75	792	95 [1]	980 [1]
Class R4	1,109,964	11,734,557	1,324,321	13,531,626
Class R6[2]	4,812,369	50,835,459	6,525,712	66,498,781
Administrator Class	1,115,960	11,817,389	1,347,162	13,784,670
Investor Class	696,636	7,364,420	1,028,723	10,474,958

		81,815,717		104,323,486

Payment for shares redeemed
Class A	(31,254)	(332,561)	(1,900)	(19,969)
Class R	(2,864)	(30,440)	0 [1]	0 [1]
Class R4	(11,548,137)	(123,103,664)	(7,954,405)	(81,226,361)
Class R6[2]	(24,655,559)	(261,874,834)	(57,249,274)	(588,311,107)
Administrator Class	(7,330,097)	(77,900,680)	(4,161,001)	(42,888,028)
Investor Class	(9,170,854)	(97,472,429)	(25,548,837)	(263,230,570)

		(560,714,608)		(975,676,035)

Net increase (decrease) in net assets resulting from capital share transactions		73,412,163		(13,536,095)

Total increase in net assets		104,406,879		125,210,434

Net assets
Beginning of period		2,355,587,830		2,230,377,396

End of period		$2,459,994,709		$2,355,587,830

Undistributed (overdistributed) net investment income		$(1,971,680)		$1,180,653

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$45,711,630			$40,255,984
Net realized gains on investments		62,882,063			83,191,358
Net change in unrealized gains (losses) on investments		58,066,749			213,867,560

Net increase in net assets resulting from operations		166,660,442			337,314,902

Distributions to shareholders from
Net investment income
Class A		(677,442)			(753,808)
Class B		(185)			(1,322)
Class C		(22,094)			(18,981)
Class R		(326)			(145)[1]
Class R4		(12,983,490)			(10,506,452)
Class R6[2]		(18,844,775)			(17,254,545)
Administrator Class		(8,903,080)			(8,239,275)
Investor Class		(2,348,244)			(2,107,127)
Net realized gains
Class A		(1,194,652)			(2,145,006)
Class B		(2,255)			(9,608)
Class C		(96,274)			(127,152)
Class R		(743)			(883)[1]
Class R4		(17,426,491)			(26,616,234)
Class R6[2]		(23,787,717)			(31,425,726)
Administrator Class		(13,435,518)			(20,595,520)
Investor Class		(4,383,229)			(6,080,463)

Total distributions to shareholders		(104,106,515)			(125,882,247)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	287,115	4,817,582	331,644		5,341,788
Class B	2,828	46,220	2,188		34,029
Class C	125,909	2,065,538	67,915		1,062,508
Class R	33,788	560,396	1,624	[1]	25,000 [1]
Class R4	15,077,292	256,115,112	59,309,204		957,805,590
Class R6[2]	22,897,141	387,933,027	25,555,483		412,411,956
Administrator Class	7,619,354	129,264,505	10,722,176		173,822,315
Investor Class	3,392,493	57,420,934	3,592,266		58,138,567

		838,223,314			1,608,641,753

Reinvestment of distributions
Class A	107,203	1,789,136	175,867		2,802,729
Class B	144	2,360	690		10,837
Class C	6,950	113,052	9,165		143,233
Class R	64	1,069	64	[1]	1,028 [1]
Class R4	1,756,668	29,735,963	2,254,868		36,426,981
Class R6[2]	2,487,695	42,066,542	3,009,497		48,437,168
Administrator Class	1,321,041	22,337,020	1,786,991		28,833,518
Investor Class	399,100	6,724,149	507,909		8,173,431

		102,769,291			124,828,925

Please see footnotes on page 45.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2030 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(766,381)	$(12,834,931)	(531,200)	$(8,566,705)
Class B	(13,728)	(227,331)	(15,867)	(246,816)
Class C	(82,183)	(1,349,794)	(56,044)	(890,332)
Class R4	(15,224,651)	(258,025,158)	(12,270,195)	(199,466,650)
Class R6[2]	(18,824,306)	(317,477,733)	(61,584,877)	(992,955,497)
Administrator Class	(12,267,461)	(208,120,743)	(8,724,794)	(141,601,556)
Investor Class	(3,179,985)	(53,799,875)	(2,344,121)	(37,966,958)

		(851,835,565)		(1,381,694,514)

Net increase in net assets resulting from capital share transactions		89,157,040		351,776,164

Total increase in net assets		151,710,967		563,208,819

Net assets
Beginning of period		2,857,011,010		2,293,802,191

End of period		$3,008,721,977		$2,857,011,010

Undistributed (overdistributed) net investment income		$(2,140,510)		$833,517

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$20,153,221		$18,232,663
Net realized gains on investments		33,457,133		40,792,425
Net change in unrealized gains (losses) on investments		35,931,372		123,107,143

Net increase in net assets resulting from operations		89,541,726		182,132,231

Distributions to shareholders from
Net investment income
Class A		(11,351)		(1,313)
Class R		(250)		(146)[1]
Class R4		(4,552,684)		(3,045,599)
Class R6[2]		(9,894,055)		(9,292,853)
Administrator Class		(3,059,865)		(2,618,775)
Investor Class		(2,085,101)		(2,752,692)
Net realized gains
Class A		(29,087)		(8,537)
Class R		(656)		(961)[1]
Class R4		(7,080,852)		(9,598,764)
Class R6[2]		(14,319,031)		(18,937,078)
Administrator Class		(5,534,387)		(7,463,212)
Investor Class		(4,473,743)		(6,459,798)

Total distributions to shareholders		(51,041,062)		(60,179,728)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	114,832	1,280,174	50,687	543,909
Class R	545	6,020	2,460 [1]	25,000 [1]
Class R4	10,380,792	115,655,302	30,965,261	326,263,128
Class R6[2]	18,863,675	209,442,897	18,746,064	197,025,603
Administrator Class	4,208,426	46,948,953	6,528,515	69,163,434
Investor Class	6,439,216	71,934,041	6,621,217	69,840,903

		445,267,387		662,861,977

Reinvestment of distributions
Class A	2,870	31,736	931	9,850
Class R	81	906	104 [1]	1,107 [1]
Class R4	989,874	10,971,113	1,134,557	11,975,355
Class R6[2]	2,147,916	23,805,055	2,655,958	27,917,096
Administrator Class	773,417	8,594,252	953,950	10,081,987
Investor Class	586,245	6,537,377	871,772	9,194,844

		49,940,439		59,180,239

Payment for shares redeemed
Class A	(17,838)	(196,024)	(7,392)	(78,342)
Class R4	(9,317,000)	(103,785,972)	(5,302,659)	(55,733,386)
Class R6[2]	(13,191,769)	(146,573,687)	(34,578,765)	(364,266,333)
Administrator Class	(6,348,959)	(70,757,422)	(3,380,366)	(35,699,097)
Investor Class	(6,547,622)	(73,361,779)	(20,902,940)	(222,879,942)

		(394,674,884)		(678,657,100)

Net increase in net assets resulting from capital share transactions		100,532,942		43,385,116

Total increase in net assets		139,033,606		165,337,619

Net assets
Beginning of period		1,298,589,538		1,133,251,919

End of period		$1,437,623,144		$1,298,589,538

Undistributed (overdistributed) net investment income		$(621,049)		$293,080

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2040 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$30,763,554			$26,808,352
Net realized gains on investments		55,045,410			70,738,587
Net change in unrealized gains (losses) on investments		66,613,709			202,146,445

Net increase in net assets resulting from operations		152,422,673			299,693,384

Distributions to shareholders from
Net investment income
Class A		(1,200,968)			(1,249,141)
Class B		(162)			(1,369)
Class C		(27,146)			(22,264)
Class R		(317)			(145)[1]
Class R4		(9,396,375)			(8,687,334)
Class R6[2]		(12,820,610)			(10,187,015)
Administrator Class		(5,636,830)			(5,232,524)
Investor Class		(1,387,777)			(1,165,069)
Net realized gains
Class A		(2,598,504)			(4,314,692)
Class B		(2,154)			(17,629)
Class C		(142,159)			(182,291)
Class R		(1,094)			(1,058)[1]
Class R4		(15,496,021)			(23,015,224)
Class R6[2]		(19,650,977)			(25,143,406)
Administrator Class		(10,548,319)			(16,072,193)
Investor Class		(3,215,848)			(4,180,142)

Total distributions to shareholders		(82,125,261)			(99,471,496)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	248,238	4,727,578	314,725		5,707,950
Class B	4,390	79,100	4,478		77,549
Class C	70,624	1,271,545	73,135		1,251,963
Class R	5,447	103,428	1,454	[1]	25,000 [1]
Class R4	10,396,030	202,679,270	37,995,130		694,786,592
Class R6[2]	17,044,949	331,812,232	17,335,713		317,174,208
Administrator Class	5,460,838	106,401,212	6,918,087		126,930,235
Investor Class	2,322,122	45,117,301	2,255,008		41,425,696

		692,191,666			1,187,379,193

Reinvestment of distributions
Class A	193,344	3,685,810	303,660		5,465,678
Class B	127	2,310	1,068		18,474
Class C	9,061	162,266	11,548		196,937
Class R	74	1,411	66	[1]	1,203 [1]
Class R4	1,230,631	23,951,901	1,669,778		30,608,589
Class R6[2]	1,653,217	32,175,865	1,919,410		35,170,537
Administrator Class	833,285	16,184,178	1,162,659		21,303,576
Investor Class	237,509	4,600,208	292,062		5,342,839

		80,763,949			98,107,833

Please see footnotes on page 48.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(755,113)	$(14,385,005)	(771,510)	$(13,994,022)
Class B	(18,915)	(345,883)	(32,641)	(554,904)
Class C	(36,652)	(660,629)	(67,116)	(1,130,102)
Class R4	(10,508,338)	(204,163,089)	(7,505,844)	(139,005,076)
Class R6[2]	(12,495,518)	(242,417,640)	(39,273,128)	(717,215,596)
Administrator Class	(8,299,886)	(161,699,797)	(5,520,196)	(101,231,819)
Investor Class	(1,854,197)	(36,094,967)	(1,359,490)	(24,914,511)

		(659,767,010)		(998,046,030)

Net increase in net assets resulting from capital share transactions		113,188,605		287,440,996

Total increase in net assets		183,486,017		487,662,884

Net assets
Beginning of period		2,051,776,789		1,564,113,905

End of period		$2,235,262,806		$2,051,776,789

Overdistributed net investment income		$(1,287,193)		$(257,595)

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2045 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$10,576,686		$9,335,908
Net realized gains on investments		19,864,670		24,679,343
Net change in unrealized gains (losses) on investments		26,681,722		77,537,929

Net increase in net assets resulting from operations		57,123,078		111,553,180

Distributions to shareholders from
Net investment income
Class A		(4,751)		(610)
Class R		(247)		(145)[1]
Class R4		(2,617,228)		(1,885,715)
Class R6[2]		(5,166,673)		(4,464,186)
Administrator Class		(1,635,865)		(1,344,736)
Investor Class		(1,132,164)		(1,619,215)
Net realized gains
Class A		(13,358)		(3,345)
Class R		(703)		(1,074)[1]
Class R4		(4,476,964)		(6,285,965)
Class R6[2]		(8,195,905)		(10,492,142)
Administrator Class		(3,243,944)		(4,267,535)
Investor Class		(2,649,359)		(4,047,659)

Total distributions to shareholders		(29,137,161)		(34,412,327)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	58,029	672,191	13,113	146,324
Class R	0	0	2,392 [1]	25,000 [1]
Class R4	6,501,870	75,580,382	17,678,020	191,966,356
Class R6[2]	13,810,098	159,727,329	12,559,086	136,282,053
Administrator Class	2,816,193	32,835,072	3,813,799	41,792,561
Investor Class	4,019,390	46,841,917	5,025,015	54,655,093

		315,656,891		424,867,387

Reinvestment of distributions
Class A	1,189	13,695	361	3,955
Class R	82	950	110 [1]	1,219 [1]
Class R4	582,555	6,736,071	716,178	7,822,173
Class R6[2]	1,145,292	13,219,684	1,375,388	14,935,305
Administrator Class	420,200	4,879,809	512,517	5,612,271
Investor Class	324,494	3,780,828	519,969	5,665,832

		28,631,037		34,040,755

Payment for shares redeemed
Class A	(6,857)	(78,742)	(139)	(1,526)
Class R4	(5,573,386)	(64,551,943)	(3,285,143)	(35,801,148)
Class R6[2]	(9,472,525)	(109,431,742)	(20,376,807)	(220,646,049)
Administrator Class	(3,325,706)	(38,732,067)	(1,699,798)	(18,525,010)
Investor Class	(4,417,063)	(51,650,841)	(13,323,334)	(147,299,430)

		(264,445,335)		(422,273,163)

Net increase in net assets resulting from capital share transactions		79,842,593		36,634,979

Total increase in net assets		107,828,510		113,775,832

Net assets
Beginning of period		703,237,951		589,462,119

End of period		$811,066,461		$703,237,951

Undistributed (overdistributed) net investment income		$(136,048)		$104,817

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$19,808,520			$16,884,882
Net realized gains on investments		35,317,428			45,429,823
Net change in unrealized gains (losses) on investments		50,315,014			130,295,644

Net increase in net assets resulting from operations		105,440,962			192,610,349

Distributions to shareholders from
Net investment income
Class A		(15,095)			(645)
Class C		(2,499)			(182)
Class R		(245)			(145)[1]
Class R4		(4,752,783)			(3,438,176)
Class R6[2]		(11,612,453)			(10,603,275)
Administrator Class		(2,763,125)			(2,195,687)
Investor Class		(638,678)			(552,152)
Net realized gains
Class A		(37,156)			(3,757)
Class C		(11,600)			(1,770)
Class R		(701)			(1,096)[1]
Class R4		(8,141,008)			(11,544,946)
Class R6[2]		(17,983,426)			(25,762,292)
Administrator Class		(5,450,426)			(7,268,750)
Investor Class		(1,515,960)			(2,117,703)

Total distributions to shareholders		(52,925,155)			(63,490,576)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	145,308	1,612,319	17,874		191,063
Class C	54,216	596,455	13,605		144,627
Class R	0	0	2,523	[1]	25,000 [1]
Class R4	12,897,710	143,215,243	32,693,178		338,904,173
Class R6[2]	22,630,728	250,814,920	21,384,126		221,409,343
Administrator Class	7,797,521	86,417,872	7,841,666		81,546,121
Investor Class	1,824,093	20,266,596	2,115,731		22,005,330

		502,923,405			664,225,657

Reinvestment of distributions
Class A	4,290	47,332	421		4,402
Class C	1,193	13,102	187		1,952
Class R	85	946	118	[1]	1,241 [1]
Class R4	1,111,045	12,310,941	1,378,903		14,387,975
Class R6[2]	2,638,935	29,242,116	3,497,414		36,326,764
Administrator Class	743,580	8,213,551	910,558		9,463,169
Investor Class	194,356	2,151,939	255,875		2,667,544

		51,979,927			62,853,047

Please see footnotes on page 51.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	51

	Target 2050 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(25,107)	$(274,134)	(233)	$(2,450)
Class C	(5,104)	(56,689)	(637)	(6,913)
Class R4	(10,346,898)	(114,627,049)	(6,691,551)	(70,531,191)
Class R6[2]	(16,661,031)	(184,525,342)	(39,102,784)	(403,743,930)
Administrator Class	(7,098,101)	(78,782,008)	(4,791,764)	(49,741,513)
Investor Class	(1,432,520)	(15,910,898)	(1,052,072)	(10,997,257)

		(394,176,120)		(535,023,254)

Net increase in net assets resulting from capital share transactions		160,727,212		192,055,450

Total increase in net assets		213,243,019		321,175,223

Net assets
Beginning of period		1,262,229,867		941,054,644

End of period		$1,475,472,886		$1,262,229,867

Overdistributed net investment income		$(456,364)		$(105,005)

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$2,092,298		$1,176,544
Net realized gains on investments		1,827,847		1,588,573
Net change in unrealized gains (losses) on investments		8,032,555		10,516,963

Net increase in net assets resulting from operations		11,952,700		13,282,080

Distributions to shareholders from
Net investment income
Class A		(3,680)		(286)
Class R		(244)		(138)[1]
Class R4		(381,201)		(186,529)
Class R6[2]		(1,475,369)		(811,744)
Administrator Class		(115,825)		(77,457)
Investor Class		(61,709)		(26,900)
Net realized gains
Class A		(4,743)		(480)
Class R		(331)		(349)[1]
Class R4		(350,837)		(235,580)
Class R6[2]		(1,205,150)		(766,930)
Administrator Class		(119,197)		(90,033)
Investor Class		(77,700)		(42,050)

Total distributions to shareholders		(3,795,986)		(2,238,476)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	41,587	533,025	4,048	49,156
Class R	0	0	2,270 [1]	25,000 [1]
Class R4	1,799,626	23,161,343	2,171,972	25,571,996
Class R6[2]	6,966,588	89,250,267	6,059,606	70,856,116
Administrator Class	649,960	8,349,507	487,291	5,753,225
Investor Class	522,230	6,640,366	297,719	3,493,119

		127,934,508		105,748,612

Reinvestment of distributions
Class A	538	6,935	64	766
Class R	45	575	41 [1]	487 [1]
Class R4	51,913	669,728	33,678	401,965
Class R6[2]	197,157	2,538,592	133,432	1,578,247
Administrator Class	18,254	235,022	14,139	167,490
Investor Class	10,910	139,268	5,830	68,854

		3,590,120		2,217,809

Payment for shares redeemed
Class A	(4,791)	(61,175)	(146)	(1,765)
Class R4	(951,781)	(12,223,183)	(581,266)	(7,002,425)
Class R6[2]	(3,515,646)	(45,157,906)	(3,635,426)	(42,481,310)
Administrator Class	(398,012)	(5,101,595)	(266,045)	(3,151,208)
Investor Class	(250,946)	(3,221,784)	(89,744)	(1,053,130)

		(65,765,643)		(53,689,838)

Net increase in net assets resulting from capital share transactions		65,758,985		54,276,583

Total increase in net assets		73,915,699		65,320,187

Net assets
Beginning of period		107,705,447		42,385,260

End of period		$181,621,146		$107,705,447

Undistributed net investment income		$103,574		$93,126

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)	$10.86
Year ended February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00	$10.56
Class B
Year ended February 28, 2015	$11.30	0.06	[4]	0.06	(0.02)	(0.11)	$11.29
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)	$11.30
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)	$11.26
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)	$11.22
Year ended February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00	$10.87
Class C
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)	$11.11
Year ended February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00	$10.78
Class R
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)	$11.09
Year ended February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00	$10.77
Administrator Class
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)	$11.07
Year ended February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00	$10.75
Investor Class
Year ended February 28, 2015	$11.05	0.13		0.07	(0.12)	(0.11)	$11.02
Year ended February 28, 2014	$11.04	0.14		0.14	(0.13)	(0.14)	$11.05
Year ended February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)	$11.04
Year ended February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)	$11.05
Year ended February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00	$10.74

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	55

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815
1.69%	1.08%	0.96%	5.47%	46%	$21,822
1.82%	1.10%	0.97%	7.56%	51%	$22,862

0.54%	1.71%	1.56%	1.03%	42%	$11
0.62%	1.76%	1.61%	1.90%	40%	$51
0.66%	1.82%	1.71%	1.39%	39%	$108
0.97%	1.82%	1.70%	4.73%	46%	$242
1.08%	1.85%	1.72%	6.78%	51%	$865

0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945
0.94%	1.83%	1.71%	4.81%	46%	$5,100
1.07%	1.85%	1.72%	6.69%	51%	$5,605

1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576
2.20%	0.65%	0.45%	6.09%	46%	$700,645
2.31%	0.66%	0.45%	8.14%	51%	$580,536

1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771
1.84%	0.92%	0.80%	5.74%	46%	$121,886
1.99%	0.93%	0.80%	7.70%	51%	$77,216

1.21%	1.04%	0.86%	1.84%	42%	$65,597
1.28%	1.08%	0.86%	2.61%	40%	$72,839
1.48%	1.14%	0.86%	2.32%	39%	$107,673
1.79%	1.15%	0.86%	5.59%	46%	$107,779
1.91%	1.18%	0.86%	7.72%	51%	$86,784

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$13.33	0.18	[4]	0.09		(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31		(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.19	[4]	0.19		(0.21)	(0.13)	$13.30
Year ended February 29, 2012	$12.86	0.21	[4]	0.43		(0.24)	0.00	$13.26
Year ended February 28, 2011	$12.04	0.22	[4]	0.88		(0.28)	0.00	$12.86
Class B
Year ended February 28, 2015	$13.49	0.09	[4]	0.10		(0.03)	(0.27)	$13.38
Year ended February 28, 2014	$13.43	0.08	[4]	0.32		(0.04)	(0.30)	$13.49
Year ended February 28, 2013	$13.37	0.09	[4]	0.19		(0.09)	(0.13)	$13.43
Year ended February 29, 2012	$12.93	0.12	[4]	0.44		(0.12)	0.00	$13.37
Year ended February 28, 2011	$12.10	0.12	[4]	0.88		(0.17)	0.00	$12.93
Class C
Year ended February 28, 2015	$13.52	0.09		0.09		(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31		(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19		(0.11)	(0.13)	$13.48
Year ended February 29, 2012	$13.03	0.12	[4]	0.43		(0.14)	0.00	$13.44
Year ended February 28, 2011	$12.19	0.12	[4]	0.91		(0.19)	0.00	$13.03
Class R
Year ended February 28, 2015	$13.28	0.15	[4]	0.10		(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58		(0.18)	(0.30)	$13.28
Class R4
Year ended February 28, 2015	$13.46	0.23	[4]	0.10		(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31		(0.22)	(0.30)	$13.46
Year ended February 28, 2013[6]	$13.56	0.08		0.00	[7]	(0.08)	(0.13)	$13.43
Class R6[8]
Year ended February 28, 2015	$13.45	0.27		0.08		(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32		(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19		(0.28)	(0.13)	$13.43
Year ended February 29, 2012	$12.97	0.28		0.45		(0.31)	0.00	$13.39
Year ended February 28, 2011	$12.15	0.28		0.88		(0.34)	0.00	$12.97
Administrator Class
Year ended February 28, 2015	$13.46	0.21		0.08		(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32		(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19		(0.23)	(0.13)	$13.42
Year ended February 29, 2012	$12.97	0.24		0.43		(0.26)	0.00	$13.38
Year ended February 28, 2011	$12.14	0.24		0.89		(0.30)	0.00	$12.97
Investor Class
Year ended February 28, 2015	$13.42	0.17		0.11		(0.17)	(0.27)	$13.26
Year ended February 28, 2014	$13.40	0.19	[4]	0.30		(0.17)	(0.30)	$13.42
Year ended February 28, 2013	$13.36	0.20		0.19		(0.22)	(0.13)	$13.40
Year ended February 29, 2012	$12.95	0.23		0.43		(0.25)	0.00	$13.36
Year ended February 28, 2011	$12.12	0.22	[4]	0.90		(0.29)	0.00	$12.95

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	Amount is less than $0.005.

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462
1.63%	1.08%	0.99%	5.05%	43%	$39,691
1.72%	1.10%	1.00%	9.24%	47%	$42,615

0.69%	1.74%	1.58%	1.42%	41%	$11
0.62%	1.77%	1.63%	3.05%	40%	$118
0.67%	1.83%	1.74%	2.12%	37%	$341
0.90%	1.83%	1.74%	4.35%	43%	$748
0.98%	1.85%	1.75%	8.45%	47%	$1,542

0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269
0.88%	1.83%	1.74%	4.28%	43%	$3,323
0.96%	1.85%	1.75%	8.48%	47%	$3,114

1.09%	1.27%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.88%	0.51%	0.32%	2.71%	41%	$184,812
1.89%	0.57%	0.38%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113
2.14%	0.65%	0.48%	5.61%	43%	$563,343
2.23%	0.66%	0.48%	9.90%	47%	$455,447

1.53%	0.83%	0.67%	2.26%	41%	$168,185
1.55%	0.86%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045
1.79%	0.92%	0.83%	5.25%	43%	$190,863
1.88%	0.93%	0.83%	9.44%	47%	$191,943

1.31%	1.06%	0.88%	2.14%	41%	$59,927
1.39%	1.08%	0.88%	3.78%	40%	$60,396
1.49%	1.14%	0.89%	3.01%	37%	$64,161
1.73%	1.15%	0.89%	5.21%	43%	$61,766
1.79%	1.18%	0.89%	9.40%	47%	$53,646

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)	$9.98
Year ended February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)	$9.81
Administrator Class
Year ended February 28, 2015	$10.52	0.17		0.13	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)	$10.10
Year ended February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)	$9.92
Investor Class
Year ended February 28, 2015	$10.53	0.15		0.13	(0.13)	(0.12)	$10.56
Year ended February 28, 2014	$10.26	0.14	[4]	0.41	(0.12)	(0.16)	$10.53
Year ended February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)	$10.26
Year ended February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)	$10.11
Year ended February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)	$9.93

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945
2.05%	0.65%	0.49%	5.06%	40%	$536,453
2.11%	0.66%	0.49%	11.68%	44%	$387,146

1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125
1.70%	0.92%	0.84%	4.74%	40%	$84,759
1.76%	0.93%	0.84%	11.28%	44%	$61,227

1.37%	1.05%	0.89%	2.68%	39%	$107,906
1.36%	1.08%	0.89%	5.49%	38%	$122,400
1.46%	1.14%	0.90%	4.08%	35%	$200,596
1.65%	1.15%	0.90%	4.67%	40%	$165,774
1.69%	1.18%	0.90%	11.22%	44%	$142,622

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)	$14.25
Year ended February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00	$13.97
Class B
Year ended February 28, 2015	$15.13	0.09	[4]	0.32	(0.04)	(0.25)	$15.25
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)	$15.13
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)	$14.47
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)	$14.16
Year ended February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00	$13.85
Class C
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)	$14.20
Year ended February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00	$13.93
Class R
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[7]
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)	$14.47
Year ended February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00	$14.19
Administrator Class
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)	$14.44
Year ended February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00	$14.15
Investor Class
Year ended February 28, 2015	$15.34	0.20		0.33	(0.18)	(0.25)	$15.44
Year ended February 28, 2014	$14.72	0.20		0.98	(0.17)	(0.39)	$15.34
Year ended February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)	$14.72
Year ended February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)	$14.43
Year ended February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00	$14.14

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720
1.45%	1.05%	1.01%	3.97%	35%	$74,955
1.46%	1.08%	1.02%	13.41%	39%	$77,784

0.61%	1.70%	1.61%	2.74%	36%	$108
0.58%	1.74%	1.66%	7.34%	35%	$238
0.63%	1.81%	1.76%	4.27%	32%	$599
0.78%	1.80%	1.76%	3.11%	35%	$1,048
0.73%	1.83%	1.77%	12.57%	39%	$2,428

0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514
0.68%	1.81%	1.76%	3.14%	35%	$4,600
0.70%	1.83%	1.77%	12.65%	39%	$3,922

1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

1.70%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
1.96%	0.64%	0.50%	14.03%	39%	$1,250,249

1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261
1.63%	0.90%	0.85%	4.17%	35%	$468,494
1.62%	0.91%	0.85%	13.60%	39%	$439,314

1.29%	1.01%	0.91%	3.49%	36%	$203,041
1.35%	1.04%	0.91%	8.14%	35%	$193,249
1.43%	1.12%	0.91%	5.12%	32%	$173,813
1.54%	1.13%	0.91%	4.12%	35%	$144,478
1.53%	1.15%	0.91%	13.56%	39%	$119,297

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[4]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[5]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[4]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[6]
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Year ended February 29, 2012	$9.79	0.17	[7]	0.16	(0.18)	(0.23)	$9.71
Year ended February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)	$9.79
Administrator Class
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[7]	0.45	(0.15)	(0.20)	$9.98
Year ended February 29, 2012	$9.81	0.14	[7]	0.17	(0.15)	(0.23)	$9.74
Year ended February 28, 2011	$8.69	0.13	[7]	1.26	(0.15)	(0.12)	$9.81
Investor Class
Year ended February 28, 2015	$10.59	0.13		0.32	(0.12)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.11		0.96	(0.12)	(0.33)	$10.59
Year ended February 28, 2013	$9.72	0.14		0.46	(0.15)	(0.20)	$9.97
Year ended February 29, 2012	$9.80	0.14	[7]	0.15	(0.14)	(0.23)	$9.72
Year ended February 28, 2011	$8.68	0.13	[7]	1.25	(0.14)	(0.12)	$9.80

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

[7]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
1.83%	0.64%	0.50%	16.75%	33%	$1,290,513

1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593
1.47%	0.91%	0.85%	3.49%	31%	$111,673
1.46%	0.91%	0.85%	16.32%	33%	$69,590

1.24%	1.02%	0.91%	4.35%	31%	$244,299
1.28%	1.05%	0.91%	10.91%	32%	$236,714
1.41%	1.12%	0.91%	6.31%	28%	$377,357
1.42%	1.14%	0.91%	3.32%	31%	$300,434
1.39%	1.15%	0.91%	16.22%	33%	$256,544

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)	$14.74
Year ended February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00	$14.81
Class B
Year ended February 28, 2015	$16.36	0.09	[4]	0.66	(0.02)	(0.34)	$16.75
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)	$16.36
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)	$15.08
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)	$14.49
Year ended February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00	$14.53
Class C
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)	$14.45
Year ended February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00	$14.53
Class R
Year ended February 28, 2015	$16.61	0.13	[4]	0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[7]
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00	$14.98
Administrator Class
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00	$14.98
Investor Class
Year ended February 28, 2015	$16.77	0.20		0.70	(0.19)	(0.34)	$17.14
Year ended February 28, 2014	$15.46	0.20		1.84	(0.19)	(0.54)	$16.77
Year ended February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)	$15.46
Year ended February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)	$14.88
Year ended February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00	$14.95

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.22%	0.95%	0.87%	5.44%	26%	$60,747
1.22%	0.98%	0.91%	13.52%	29%	$65,634
1.29%	1.06%	1.02%	7.28%	25%	$60,857
1.21%	1.06%	1.02%	2.27%	26%	$60,087
1.15%	1.09%	1.03%	18.71%	28%	$62,209

0.53%	1.70%	1.62%	4.64%	26%	$117
0.50%	1.74%	1.67%	12.65%	29%	$290
0.57%	1.81%	1.77%	6.54%	25%	$463
0.50%	1.81%	1.77%	1.43%	26%	$872
0.42%	1.84%	1.78%	17.88%	28%	$1,962

0.45%	1.70%	1.62%	4.67%	26%	$5,020
0.47%	1.73%	1.66%	12.64%	29%	$4,097
0.53%	1.82%	1.77%	6.52%	25%	$3,465
0.45%	1.82%	1.77%	1.47%	26%	$3,120
0.38%	1.84%	1.78%	17.80%	28%	$2,456

0.72%	1.22%	1.12%	5.15%	26%	$603
0.87%	1.22%	1.12%	12.19%	29%	$28

1.57%	0.62%	0.51%	5.82%	26%	$897,425
1.53%	0.63%	0.51%	13.99%	29%	$850,913
1.35%	0.73%	0.51%	5.34%	25%	$19,568

1.72%	0.47%	0.36%	6.04%	26%	$1,185,077
1.76%	0.53%	0.41%	14.08%	29%	$1,049,122
1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
1.65%	0.65%	0.51%	19.35%	28%	$1,048,222

1.38%	0.79%	0.71%	5.61%	26%	$643,336
1.38%	0.82%	0.75%	13.74%	29%	$685,421
1.43%	0.91%	0.86%	7.46%	25%	$572,735
1.37%	0.91%	0.86%	2.41%	26%	$395,067
1.30%	0.92%	0.86%	18.85%	28%	$373,853

1.16%	1.01%	0.92%	5.42%	26%	$216,398
1.21%	1.04%	0.92%	13.47%	29%	$201,506
1.38%	1.13%	0.92%	7.41%	25%	$158,551
1.30%	1.14%	0.92%	2.36%	26%	$124,145
1.21%	1.17%	0.92%	18.84%	28%	$99,234

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[4]	$9.60	0.02	[5]	0.58	(0.05)	(0.16)	$9.99
Class R
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[6]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[4]	$9.60	0.03	[5]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Year ended February 29, 2012	$9.61	0.15	[5]	0.02	(0.14)	(0.14)	$9.50
Year ended February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)	$9.61
Administrator Class
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02
Year ended February 29, 2012	$9.65	0.12	[5]	0.01	(0.11)	(0.14)	$9.53
Year ended February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)	$9.65
Investor Class
Year ended February 28, 2015	$11.10	0.12		0.56	(0.12)	(0.25)	$11.41
Year ended February 28, 2014	$10.05	0.13		1.43	(0.12)	(0.39)	$11.10
Year ended February 28, 2013	$9.56	0.13		0.65	(0.13)	(0.16)	$10.05
Year ended February 29, 2012	$9.67	0.11	[5]	0.02	(0.10)	(0.14)	$9.56
Year ended February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)	$9.67

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345
1.60%	0.66%	0.52%	1.96%	22%	$481,784
1.52%	0.68%	0.52%	21.21%	24%	$338,577

1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860
1.26%	0.93%	0.87%	1.55%	22%	$77,039
1.17%	0.94%	0.87%	20.87%	24%	$50,226

1.10%	1.03%	0.93%	6.25%	22%	$204,584
1.21%	1.08%	0.93%	15.77%	26%	$193,717
1.35%	1.15%	0.93%	8.38%	22%	$310,066
1.21%	1.16%	0.93%	1.60%	22%	$244,138
1.09%	1.19%	0.93%	20.74%	24%	$204,364

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)	$16.07
Year ended February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00	$16.40
Class B
Year ended February 28, 2015	$18.06	0.09	[4]	1.01	(0.02)	(0.46)	$18.68
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)	$18.06
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)	$16.18
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)	$15.36
Year ended February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00	$15.67
Class C
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)	$15.26
Year ended February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00	$15.60
Class R
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[7]
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)	$16.37
Year ended February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00	$16.69
Administrator Class
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)	$16.34
Year ended February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00	$16.67
Investor Class
Year ended February 28, 2015	$19.21	0.20		1.10	(0.20)	(0.46)	$19.85
Year ended February 28, 2014	$17.19	0.21		2.75	(0.21)	(0.73)	$19.21
Year ended February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)	$17.19
Year ended February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)	$16.32
Year ended February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00	$16.65

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836
1.06%	1.08%	1.03%	0.85%	20%	$103,841
0.95%	1.10%	1.04%	21.98%	21%	$113,494

0.49%	1.70%	1.63%	6.20%	18%	$87
0.42%	1.75%	1.68%	16.63%	25%	$344
0.54%	1.83%	1.78%	8.15%	20%	$747
0.34%	1.83%	1.78%	0.12%	20%	$1,564
0.23%	1.86%	1.79%	21.08%	21%	$2,863

0.35%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040
0.30%	1.83%	1.78%	0.14%	20%	$3,623
0.19%	1.85%	1.79%	21.08%	21%	$3,038

0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528
1.55%	0.65%	0.52%	1.37%	20%	$846,499
1.44%	0.67%	0.52%	22.66%	21%	$654,804

1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567
1.22%	0.92%	0.87%	1.00%	20%	$256,378
1.11%	0.94%	0.87%	22.21%	21%	$260,524

1.05%	1.02%	0.93%	6.91%	18%	$137,770
1.13%	1.05%	0.93%	17.53%	25%	$119,774
1.33%	1.14%	0.93%	9.10%	20%	$86,745
1.14%	1.15%	0.93%	0.96%	20%	$64,452
1.01%	1.18%	0.93%	22.10%	21%	$48,906

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)	$9.55
Year ended February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)	$9.62
Administrator Class
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)	$9.59
Year ended February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)	$9.66
Investor Class
Year ended February 28, 2015	$11.55	0.12		0.71	(0.12)	(0.28)	$11.98
Year ended February 28, 2014	$10.26	0.13		1.73	(0.12)	(0.45)	$11.55
Year ended February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)	$10.26
Year ended February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)	$9.62
Year ended February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)	$9.69

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476
1.51%	0.67%	0.52%	1.16%	19%	$215,067
1.26%	0.70%	0.52%	23.08%	20%	$141,871

1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590
1.18%	0.94%	0.87%	0.85%	19%	$39,964
1.02%	0.97%	0.87%	22.56%	20%	$27,698

1.04%	1.05%	0.93%	7.29%	16%	$113,889
1.18%	1.10%	0.93%	18.44%	24%	$110,633
1.32%	1.18%	0.93%	9.39%	19%	$178,137
1.12%	1.17%	0.93%	0.80%	19%	$115,546
0.98%	1.21%	0.93%	22.58%	20%	$84,881

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[4]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[4]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[5]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[6]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[4]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[6]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)	$9.20
Year ended February 28, 2011	$8.10	0.12	[6]	1.72	(0.17)	(0.27)	$9.50
Administrator Class
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[6]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[6]	0.73	(0.13)	(0.20)	$9.70
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)	$9.18
Year ended February 28, 2011	$8.10	0.09	[6]	1.71	(0.15)	(0.27)	$9.48
Investor Class
Year ended February 28, 2015	$10.96	0.11		0.68	(0.11)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.11		1.67	(0.12)	(0.43)	$10.96
Year ended February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)	$9.73
Year ended February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)	$9.21
Year ended February 28, 2011	$8.11	0.09	[6]	1.71	(0.13)	(0.27)	$9.51

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	Calculated based upon average shares outstanding

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088
1.53%	0.66%	0.52%	1.11%	19%	$651,308
1.43%	0.67%	0.52%	23.17%	20%	$560,746

1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212
1.18%	0.93%	0.87%	0.81%	19%	$89,984
1.07%	0.94%	0.87%	22.58%	20%	$69,492

1.02%	1.03%	0.93%	7.39%	16%	$67,502
1.10%	1.07%	0.93%	18.67%	23%	$58,583
1.33%	1.16%	0.93%	9.49%	19%	$39,188
1.12%	1.16%	0.93%	0.75%	19%	$28,615
1.02%	1.19%	0.93%	22.54%	20%	$24,771

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$12.63	0.13		0.80		(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87		(0.13)	(0.15)	$12.63
Year ended February 28, 2013[4]	$10.19	0.03	[5]	0.72		(0.04)	0.00	$10.90
Class R
Year ended February 28, 2015	$12.51	0.11		0.79		(0.11)	(0.14)	$13.16
Year ended February 28, 2014[6]	$11.01	0.06		1.65		(0.06)	(0.15)	$12.51
Class R4
Year ended February 28, 2015	$12.65	0.18		0.81		(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90		(0.16)	(0.15)	$12.65
Year ended February 28, 2013[4]	$10.19	0.04	[5]	0.72		(0.04)	0.00	$10.91
Class R6[7]
Year ended February 28, 2015	$12.63	0.19		0.80		(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87		(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83		(0.16)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.08	[5]	0.00	[9]	0.00	0.00	$10.08
Administrator Class
Year ended February 28, 2015	$12.62	0.14		0.81		(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87		(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[5]	0.81		(0.11)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.06	[5]	0.00	[9]	0.00	0.00	$10.06
Investor Class
Year ended February 28, 2015	$12.52	0.13		0.79		(0.13)	(0.14)	$13.17
Year ended February 28, 2014	$10.81	0.14		1.85		(0.13)	(0.15)	$12.52
Year ended February 28, 2013	$10.05	0.13		0.80		(0.17)	0.00	$10.81
Year ended February 29, 2012[8]	$10.00	0.06	[5]	(0.01)		0.00	0.00	$10.05

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

[8]	For the period from June 30, 2011 (commencement of class operations) to February 29, 2012

[9]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345
1.33%	4.06%	0.52%	0.80%	19%	$8,963

1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739
0.87%	2.14%	0.87%	0.60%	19%	$1,794

0.99%	1.13%	0.93%	7.44%	16%	$8,059
1.06%	1.27%	0.93%	18.62%	23%	$4,130
1.23%	1.64%	0.93%	9.52%	19%	$1,254
0.94%	6.32%	0.93%	0.50%	19%	$256

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: the Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), the Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), the Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), the Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), the Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), the Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), the Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), the Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), the Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), the Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), and the Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense, and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended February 28, 2015 are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 28, 2015, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	8%	6%	10%	28%	19%	17%	5%	5%	1%	1%	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	1	1	2	10	12	20	11	19	8	14	2
Wells Fargo Advantage Short-Term Investment Portfolio	21	13	4	13	11	13	6	9	3	6	1

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	77

status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 28, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed (overdistributed) net investment income	Accumulated net realized gains (losses) on investments
Target Today Fund	$(1,222,079)	$(2,174,190)	$3,396,269
Target 2010 Fund	(4,220,979)	(1,754,965)	5,975,944
Target 2015 Fund	704,206	(3,119,270)	2,415,064
Target 2020 Fund	(745,984)	(8,298,902)	9,044,886
Target 2025 Fund	1,848,621	(5,613,702)	3,765,081
Target 2030 Fund	1,458,067	(4,906,021)	3,447,954
Target 2035 Fund	545,508	(1,464,044)	918,536
Target 2040 Fund	374,135	(1,322,967)	948,832
Target 2045 Fund	40,672	(260,623)	219,951
Target 2050 Fund	(32,753)	(375,001)	407,754
Target 2055 Fund	5,120	(43,822)	38,702

78	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, each Fund’s investments in an affiliated Master Portfolio were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.17% as the average daily net assets of each Fund increases. Prior to July 1, 2014, Funds Management received an annual advisory fee which started at 0.25% and declined to 0.19% as the average daily net assets of each Fund increased. For the year ended February 28, 2015, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.22
Target 2030 Fund	0.22
Target 2035 Fund	0.23
Target 2040 Fund	0.22
Target 2045 Fund	0.24
Target 2050 Fund	0.23
Target 2055 Fund	0.25

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	79

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Class R4	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.81%	1.56%	1.56%	1.06%	0.45%	0.30%	0.65%	0.86%
Target 2010 Fund	0.83	1.58	1.58	1.08	0.47	0.32	0.67	0.88
Target 2015 Fund	0.84	N/A	N/A	1.09	0.48	0.33	0.68	0.89
Target 2020 Fund	0.86	1.61	1.61	1.11	0.50	0.35	0.70	0.91
Target 2025 Fund	0.86	N/A	N/A	1.11	0.50	0.35	0.70	0.91
Target 2030 Fund	0.87	1.62	1.62	1.12	0.51	0.36	0.71	0.92
Target 2035 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2040 Fund	0.88	1.63	1.63	1.13	0.52	0.37	0.72	0.93
Target 2045 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2050 Fund	0.88	N/A	1.63	1.13	0.52	0.37	0.72	0.93
Target 2055 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended February 28, 2015, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target Today Fund	$826	$0	$0
Target 2010 Fund	578	0	3
Target 2015 Fund	1,411	N/A	N/A
Target 2020 Fund	1,639	0	3
Target 2025 Fund	2,293	N/A	N/A
Target 2030 Fund	4,772	28	80
Target 2035 Fund	1,765	N/A	N/A
Target 2040 Fund	3,791	0	48
Target 2045 Fund	1,523	N/A	N/A
Target 2050 Fund	4,337	N/A	15
Target 2055 Fund	549	N/A	N/A

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2015 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$216,386,322	$74,010,097	$189,611,010	$56,157,981
Target 2010 Fund	174,762,640	61,614,766	153,137,779	47,742,425
Target 2015 Fund	299,240,691	110,884,373	262,213,106	88,726,999
Target 2020 Fund	808,937,384	350,621,081	708,840,712	305,801,973
Target 2025 Fund	552,089,215	306,069,438	483,774,541	295,275,552
Target 2030 Fund	477,174,509	376,094,183	418,129,666	399,834,277
Target 2035 Fund	147,559,507	180,573,512	129,300,720	206,967,258
Target 2040 Fund	134,299,126	281,640,664	117,681,158	340,432,840
Target 2045 Fund	27,920,594	102,295,402	24,465,742	127,485,139
Target 2050 Fund	40,711,994	186,177,496	35,674,355	233,880,710
Target 2055 Fund	4,990,362	22,821,117	4,372,863	28,668,443

*	The Funds seek to achieve their investment objective by investing some or all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	81

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the year ended February 28, 2015, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$1,458
Target 2010 Fund	1,274
Target 2015 Fund	1,722
Target 2020 Fund	5,276
Target 2025 Fund	5,761
Target 2030 Fund	7,090
Target 2035 Fund	3,232
Target 2040 Fund	5,121
Target 2045 Fund	1,772
Target 2050 Fund	3,195
Target 2055 Fund	309

For the year ended February 28, 2015, there were no borrowings by the Funds under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2015 and February 28, 2014 were as follows:

	Ordinary income		Long-term capital gain
	2015	2014	2015	2014
Target Today Fund	$13,442,093	$15,111,585	$5,846,605	$8,542,236
Target 2010 Fund	13,587,290	17,669,710	10,255,712	11,253,150
Target 2015 Fund	16,719,969	16,072,945	9,219,689	13,411,192
Target 2020 Fund	53,048,503	54,228,494	38,950,383	55,914,216
Target 2025 Fund	44,319,606	49,717,377	38,885,635	55,344,717
Target 2030 Fund	52,839,301	61,158,030	51,267,214	64,724,217
Target 2035 Fund	24,057,513	25,595,025	26,983,549	34,584,703
Target 2040 Fund	37,884,292	45,167,549	44,240,969	54,303,947
Target 2045 Fund	13,204,783	14,387,717	15,932,378	20,024,610
Target 2050 Fund	24,554,555	27,401,472	28,370,600	36,089,104
Target 2055 Fund	2,298,580	1,298,390	1,497,406	940,086

82	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

As of February 28, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
Target Today Fund	$861,492	$3,031,260	$49,064,892
Target 2010 Fund	1,624,461	5,568,941	61,458,982
Target 2015 Fund	2,006,941	3,037,192	91,547,634
Target 2020 Fund	3,769,900	13,260,402	351,741,283
Target 2025 Fund	3,482,039	11,086,557	388,720,297
Target 2030 Fund	4,526,959	14,387,318	521,479,238
Target 2035 Fund	2,481,201	7,416,655	284,637,871
Target 2040 Fund	4,115,836	12,116,220	465,467,447
Target 2045 Fund	1,555,186	4,363,069	172,566,821
Target 2050 Fund	2,945,101	7,760,977	310,255,140
Target 2055 Fund	258,701	396,883	22,017,845

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On March 25, 2015, the Funds declared distributions from net investment income to shareholders of record on March 24, 2015. The per share amounts payable on March 26, 2015 were as follows:

Net investment income	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2045 Fund	Target 2055 Fund
Class A	$0.04778	$0.03978	$0.02657	$0.03039	$0.02129	$0.01871	$0.01628
Class B	N/A	0.01541	N/A	0.00432	N/A	N/A	N/A
Class C	N/A	0.01745	N/A	0.00484	N/A	N/A	N/A
Class R	0.04157	0.04035	0.02395	0.03052	0.01069	0.00587	0.00658
Class R4	0.05279	0.05109	0.03146	0.04248	0.02414	0.02009	0.02275
Class R6	0.05613	0.05584	0.03473	0.04765	0.02756	0.02362	0.02670
Administrator Class	0.04827	0.04448	0.02681	0.03509	0.01914	0.01502	0.01786
Investor Class	0.04370	0.03767	0.02238	0.02782	0.01456	0.01007	0.01293

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Report of independent registered public accounting firm	Wells Fargo Advantage Dow Jones Target Date Funds	83

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, and the Wells Fargo Advantage Dow Jones Target 2055 Fund, eleven of the funds constituting the Wells Fargo Funds Trust (collectively, the “Funds”), as of February 28, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended (except for the Wells Fargo Advantage Dow Jones Target 2055 Fund which is for each of the years or periods in the three-year period then ended and for the period from June 30, 2011 (commencement of operations) through February 29, 2012). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included agreement of investments owned as of February 28, 2015, by correspondence with the transfer agent or by other appropriate auditing procedures as applicable. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of the Wells Fargo Funds Trust as of February 28, 2015, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended (except for Wells Fargo Advantage Dow Jones Target 2055 Funds which is for each of the years or periods in the three year period then ended and for the period from June 30, 2011 (commencement of operations) through February 29, 2012), in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2015

84	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.28%
FHLB	0.38-6.00%	5-18-2016 to 11-1-2043	$138,354,524	$146,044,656	2.40%
FHLMC	0.50-6.75	4-18-2016 to 6-1-2044	255,930,457	282,964,234	4.65
FHLMC	3.50	2-1-2042	12,853,262	13,469,810	0.22
FHLMC	3.50	10-1-2044	12,229,888	12,812,243	0.21
FHLMC %%	3.50	3-1-2045	13,000,000	13,601,758	0.22
FNMA	0.00-7.25	5-1-2015 to 3-12-2045	611,207,862	649,939,952	10.68
FNMA	3.00	8-1-2027	13,237,380	13,890,985	0.23
FNMA	3.50	9-1-2042	11,675,776	12,254,185	0.20
FNMA	3.50	1-1-2045	12,161,402	12,762,997	0.21
FNMA	3.50	1-1-2045	17,915,942	18,802,200	0.31
FNMA %%	3.50	3-12-2045	18,000,000	18,863,438	0.31
FNMA	4.00	9-1-2044	14,350,342	15,355,714	0.25
FNMA	4.00	10-1-2044	11,416,590	12,216,426	0.20
FNMA %%	4.00	3-12-2045	23,250,000	24,859,082	0.41
GNMA	3.00-7.00	11-15-2023 to 3-23-2045	334,827,248	359,115,606	5.90
GNMA	3.50	4-20-2043	17,054,276	17,945,161	0.30
GNMA	3.50	10-20-2044	15,154,846	15,953,224	0.26
GNMA %%	3.50	3-23-2045	12,000,000	12,585,000	0.21
Other securities				6,639,775	0.11

Total Agency Securities (Cost $1,612,799,185)				1,660,076,446	27.28

Corporate Bonds and Notes: 20.78%

Consumer Discretionary: 1.98%

Auto Components: 0.05%
Other securities				3,140,511	0.05

Automobiles: 0.03%
Other securities				1,652,585	0.03

Diversified Consumer Services: 0.04%
Other securities				2,628,877	0.04

Hotels, Restaurants & Leisure: 0.15%
Other securities				9,113,801	0.15

Household Durables: 0.02%
Other securities				1,425,069	0.02

Internet & Catalog Retail: 0.09%
Other securities				5,545,087	0.09

Leisure Products: 0.02%
Other securities				918,574	0.02

Media: 1.16%
Other securities				70,544,223	1.16

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	85

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Multiline Retail: 0.17%
Other securities				$10,309,688	0.17%

Specialty Retail: 0.24%
Other securities				14,740,733	0.24

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				834,676	0.01

Consumer Staples: 1.81%

Beverages: 0.48%
Other securities				29,214,153	0.48

Food & Staples Retailing: 0.52%
Other securities				31,494,424	0.52

Food Products: 0.40%
Other securities				24,129,484	0.40

Household Products: 0.13%
Other securities				8,093,243	0.13

Personal Products: 0.00%
Other securities				258,826	0.00

Tobacco: 0.28%
Other securities				17,004,175	0.28

Energy: 1.81%

Energy Equipment & Services: 0.14%
Other securities				8,231,485	0.14

Oil, Gas & Consumable Fuels: 1.67%
Other securities				101,689,824	1.67

	Interest rate	Maturity date	Principal

Financials: 6.94%

Banks: 2.01%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,295,936	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	856,881	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	829,788	0.01
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,286,976	0.02
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,103,786	0.02
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,118,739	0.02
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,257,059	0.02
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,001,740	0.02
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,028,838	0.02
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	765,209	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,054,774	0.02
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,037,270	0.02

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	4.10%	6-3-2026	$1,000,000	$1,047,838	0.02%
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,067,285	0.02
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,396,104	0.02
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,185,373	0.02
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,222,347	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,669,071	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	449,844	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	512,750	0.01
Other securities				101,013,895	1.65

				122,201,503	2.01

Capital Markets: 1.21%
Other securities				73,483,830	1.21

Consumer Finance: 0.90%
Other securities				54,994,884	0.90

Diversified Financial Services: 1.22%
Other securities				73,890,085	1.22

Insurance: 0.88%
Other securities				53,639,177	0.88

Real Estate Management & Development: 0.01%
Other securities				703,280	0.01

REITs: 0.69%
Other securities				41,962,421	0.69

Thrifts & Mortgage Finance: 0.02%
Other securities				1,314,731	0.02

Health Care: 1.91%

Biotechnology: 0.30%
Other securities				18,004,657	0.30

Health Care Equipment & Supplies: 0.32%
Other securities				19,774,653	0.32

Health Care Providers & Services: 0.56%
Other securities				33,790,428	0.56

Life Sciences Tools & Services: 0.07%
Other securities				4,476,176	0.07

Pharmaceuticals: 0.66%
Other securities				39,965,299	0.66

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Industrials: 1.45%

Aerospace & Defense: 0.38%
Other securities	$23,140,520	0.38%

Air Freight & Logistics: 0.09%
Other securities	5,466,542	0.09

Airlines: 0.07%
Other securities	3,979,662	0.07

Building Products: 0.00%
Other securities	223,670	0.00

Commercial Services & Supplies: 0.13%
Other securities	7,629,678	0.13

Electrical Equipment: 0.07%
Other securities	4,577,166	0.07

Industrial Conglomerates: 0.11%
Other securities	6,860,516	0.11

Machinery: 0.23%
Other securities	14,209,064	0.23

Professional Services: 0.01%
Other securities	522,997	0.01

Road & Rail: 0.33%
Other securities	19,866,340	0.33

Trading Companies & Distributors: 0.03%
Other securities	1,773,125	0.03

Information Technology: 1.24%

Communications Equipment: 0.15%
Other securities	9,006,918	0.15

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,363,133	0.06

Internet Software & Services: 0.05%
Other securities	3,175,260	0.05

IT Services: 0.27%
Other securities	16,406,644	0.27

Semiconductors & Semiconductor Equipment: 0.13%
Other securities	8,147,599	0.13

Software: 0.32%
Other securities	19,538,111	0.32

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 0.26%
Other securities				$15,795,886	0.26%

Materials: 0.79%

Chemicals: 0.47%
Other securities				28,314,965	0.47

Construction Materials: 0.00%
Other securities				141,449	0.00

Containers & Packaging: 0.03%
Other securities				1,914,282	0.03

Metals & Mining: 0.18%
Other securities				11,038,926	0.18

Paper & Forest Products: 0.11%
Other securities				6,440,155	0.11

Telecommunication Services: 0.88%

Diversified Telecommunication Services: 0.87%
Other securities				53,256,862	0.87

Wireless Telecommunication Services: 0.01%
Other securities				605,371	0.01

Utilities: 1.97%

Electric Utilities: 1.48%
Other securities				90,415,674	1.48

Gas Utilities: 0.11%
Other securities				6,567,167	0.11

Independent Power & Renewable Electricity Producers: 0.02%
Other securities				1,058,956	0.02

Multi-Utilities: 0.34%
Other securities				20,832,886	0.34

Water Utilities: 0.02%
Other securities				1,147,984	0.02

Total Corporate Bonds and Notes (Cost $1,170,611,241)				1,264,588,070	20.78

	Interest rate	Maturity date	Principal

Foreign Government Bonds @: 25.06%
Bundesrepublik Deutschland (EUR)	0.50-6.50%	7-4-2016 to 8-15-2046	68,030,000	97,005,490	1.59
France Government Bond (EUR)	0.25-8.50	4-25-2016 to 4-25-2060	103,615,000	144,929,622	2.38
Italy Buoni Poliennali del Tesoro (EUR)	1.05-9.00	4-15-2016 to 9-1-2046	119,050,000	163,689,631	2.69
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	12,824,201	0.21

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Japan Government Five Year Bond (JPY)	0.20-0.50%	3-20-2016 to 3-20-2019	7,130,000,000	$59,933,148	0.99%
Japan Government Ten Year Bond (JPY)	0.30-2.00	3-20-2016 to 12-20-2024	30,730,000,000	268,589,856	4.42
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	1,850,000,000	15,996,527	0.26
Japan Government Thirty Year Bond (JPY)	1.70-2.90	5-20-2030 to 3-20-2044	7,407,500,000	73,049,328	1.20
Japan Government Twenty Year Bond (JPY)	0.80-3.10	9-20-2017 to 6-20-2034	19,043,500,000	182,077,204	2.99
United Kingdom Gilt (GBP)	1.00-8.75	9-7-2016 to 7-22-2068	102,610,000	192,253,076	3.16
Other securities				314,561,056	5.17

Total Foreign Government Bonds (Cost $1,668,818,233)				1,524,909,139	25.06

U.S. Treasury Securities: 23.13%
U.S. Treasury Bond	2.50-7.25	8-15-2022 to 2-15-2045	$143,600,000	174,101,813	2.86
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	11,803,594	0.19
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	12,370,310	0.20
U.S. Treasury Note	0.25-9.13	3-15-2016 to 2-15-2025	582,650,000	602,575,568	9.92
U.S. Treasury Note	0.63	7-15-2016	25,000,000	25,072,275	0.41
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,842,512	0.39
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,990,625	0.25
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,910,316	0.23
U.S. Treasury Note	0.88	12-31-2016	25,000,000	25,136,725	0.41
U.S. Treasury Note	0.88	2-28-2017	20,000,000	20,090,620	0.33
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,078,744	0.20
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,564,450	0.40
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,022,668	0.38
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,940,000	0.20
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,225,000	0.25
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,121,872	0.20
U.S. Treasury Note	1.50	5-31-2019	25,000,000	25,115,225	0.41
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,215,620	0.33
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,283,200	0.20
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,384,360	0.50
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,345,700	0.20
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,208,752	0.27
U.S. Treasury Note	2.25	3-31-2021	15,000,000	15,453,510	0.25
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,489,840	0.25
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,901,268	0.25
U.S. Treasury Note	2.50	5-15-2024	15,500,000	16,174,498	0.27
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,644,064	0.21
U.S. Treasury Note	2.75	11-30-2016	24,000,000	24,916,872	0.41
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,898,149	0.29
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,512,336	0.27
U.S. Treasury Note	2.75	2-15-2024	22,000,000	23,433,432	0.39
U.S. Treasury Note	3.00	8-31-2016	13,500,000	14,016,794	0.23
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,599,651	0.37
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,190,620	0.36
U.S. Treasury Note	4.63	11-15-2016	25,000,000	26,730,475	0.44
U.S. Treasury Note	4.75	8-15-2017	23,000,000	25,193,993	0.41

Total U.S. Treasury Securities (Cost $1,356,796,799)				1,407,555,451	23.13

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Yankee Corporate Bonds and Notes: 3.93%

Consumer Discretionary: 0.05%

Media: 0.05%
Other securities	$3,078,157	0.05%

Consumer Staples: 0.08%

Beverages: 0.08%
Other securities	4,554,604	0.08

Energy: 0.74%

Energy Equipment & Services: 0.04%
Other securities	2,273,659	0.04

Oil, Gas & Consumable Fuels: 0.70%
Other securities	42,589,188	0.70

Financials: 1.72%

Banks: 1.16%
Other securities	70,386,840	1.16

Capital Markets: 0.05%
Other securities	3,115,897	0.05

Diversified Financial Services: 0.45%
Other securities	27,656,318	0.45

Insurance: 0.06%
Other securities	3,492,302	0.06

Real Estate Management & Development: 0.00%
Other securities	134,532	0.00

Health Care: 0.21%

Health Care Equipment & Supplies: 0.03%
Other securities	1,748,865	0.03

Pharmaceuticals: 0.18%
Other securities	10,896,893	0.18

Industrials: 0.11%

Aerospace & Defense: 0.00%
Other securities	209,750	0.00

Industrial Conglomerates: 0.06%
Other securities	3,424,802	0.06

Machinery: 0.01%
Other securities	583,424	0.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Road & Rail: 0.04%
Other securities	$2,770,293	0.04%

Information Technology: 0.10%

Communications Equipment: 0.01%
Other securities	427,533	0.01

Internet Software & Services: 0.06%
Other securities	3,646,566	0.06

Technology Hardware, Storage & Peripherals: 0.03%
Other securities	2,124,031	0.03

Materials: 0.43%

Chemicals: 0.10%
Other securities	5,887,594	0.10

Metals & Mining: 0.31%
Other securities	19,173,479	0.31

Paper & Forest Products: 0.02%
Other securities	941,241	0.02

Telecommunication Services: 0.47%

Diversified Telecommunication Services: 0.24%
Other securities	14,727,182	0.24

Wireless Telecommunication Services: 0.23%
Other securities	13,859,523	0.23

Utilities: 0.02%

Electric Utilities: 0.00%
Other securities	175,588	0.00

Independent Power & Renewable Electricity Producers: 0.01%
Other securities	312,156	0.01

Multi-Utilities: 0.01%
Other securities	539,635	0.01

Water Utilities: 0.00%
Other securities	268,155	0.00

Total Yankee Corporate Bonds and Notes (Cost $226,913,855)	238,998,207	3.93

Yankee Government Bonds: 0.04%
Other securities	2,026,220	0.04

Total Yankee Government Bonds (Cost $2,001,115)	2,026,220	0.04

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value	Percent of net assets
Short-Term Investments: 1.83%

Investment Companies: 1.83%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.13%	2,854,648	$2,854,648	0.05%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10	108,186,696	108,186,696	1.78

Total Short-Term Investments (Cost $111,041,344)			111,041,344	1.83

Total investments in securities (Cost $6,148,981,772) *			6,209,194,877	102.05
Other assets and liabilities, net			(124,448,257)	(2.05)

Total net assets			$6,084,746,620	100.00%

%%	The security is issued on a when-issued basis.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
@	Foreign bond principal is denominated in the local currency of the issuer.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $6,150,856,211 and unrealized gains (losses) consists of:

Gross unrealized gains	$254,397,909
Gross unrealized losses	(196,059,243)

Net unrealized gains	$58,338,666

The following table shows the percent of total long-term investments by geographic location as of February 28, 2015 (unaudited):

United States	70.86%
Japan	10.55
United Kingdom	4.02
France	2.88
Italy	2.72
Germany	2.12
Canada	1.58
Spain	1.46
Netherlands	1.10
Other	2.71

100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 96.42%

Consumer Discretionary: 13.18%

Auto Components: 0.92%
Other securities		$89,353,204	0.92%

Automobiles: 1.24%
Toyota Motor Corporation	471,314	31,767,647	0.33
Other securities		88,680,954	0.91

		120,448,601	1.24

Distributors: 0.13%
Other securities		12,442,917	0.13

Diversified Consumer Services: 0.42%
Other securities		40,505,589	0.42

Hotels, Restaurants & Leisure: 2.16%
McDonald’s Corporation	184,914	18,287,995	0.19
Other securities		191,060,217	1.97

		209,348,212	2.16

Household Durables: 0.88%
Other securities		84,854,288	0.88

Internet & Catalog Retail: 0.94%
Amazon.com Incorporated †	71,327	27,115,672	0.28
Other securities		63,977,730	0.66

		91,093,402	0.94

Leisure Products: 0.38%
Other securities		36,386,523	0.38

Media: 1.91%
Other securities		185,239,499	1.91

Multiline Retail: 0.48%
Other securities		46,059,456	0.48

Specialty Retail: 2.46%
The Home Depot Incorporated	246,477	28,283,236	0.29
Other securities		209,366,031	2.17

		237,649,267	2.46

Textiles, Apparel & Luxury Goods: 1.26%
Other securities		122,283,171	1.26

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 6.54%

Beverages: 1.48%
PepsiCo Incorporated	180,919	$17,907,363	0.19%
The Coca-Cola Company	477,774	20,687,614	0.22
Other securities		104,648,017	1.07

		143,242,994	1.48

Food & Staples Retailing: 1.36%
Other securities		132,070,033	1.36

Food Products: 1.99%
Nestle SA	300,165	23,425,055	0.24
Other securities		168,916,475	1.75

		192,341,530	1.99

Household Products: 0.77%
The Procter & Gamble Company	327,968	27,919,916	0.29
Other securities		46,723,937	0.48

		74,643,853	0.77

Personal Products: 0.29%
Other securities		27,708,034	0.29

Tobacco: 0.65%
Other securities		62,609,471	0.65

Energy: 5.76%

Energy Equipment & Services: 1.08%
Schlumberger Limited	240,705	20,257,733	0.21
Other securities		84,679,810	0.87

		104,937,543	1.08

Oil, Gas & Consumable Fuels: 4.68%
Chevron Corporation	229,116	24,442,095	0.25
Exxon Mobil Corporation	513,552	45,469,894	0.47
Other securities		382,984,886	3.96

		452,896,875	4.68

Financials: 22.08%

Banks: 8.09%
Bank of America Corporation	1,271,045	20,095,221	0.21
China Construction Bank	22,337,990	18,577,069	0.19
Citigroup Incorporated	366,152	19,193,688	0.20
Commonwealth Bank of Australia	283,902	20,391,631	0.21
JPMorgan Chase & Company	453,793	27,808,435	0.29
Wells Fargo & Company (l)	572,284	31,355,440	0.32
Other securities		645,531,915	6.67

		782,953,399	8.09

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Capital Markets: 1.72%
Other securities		$166,577,951	1.72%

Consumer Finance: 0.42%
Other securities		40,554,089	0.42

Diversified Financial Services: 1.13%
Berkshire Hathaway Incorporated Class B †	221,352	32,629,498	0.34
Other securities		76,866,660	0.79

		109,496,158	1.13

Insurance: 3.89%
Other securities		376,014,967	3.89

Real Estate Management & Development: 0.94%
Other securities		90,933,250	0.94

REITs: 5.53%
Other securities		534,970,433	5.53

Thrifts & Mortgage Finance: 0.36%
Other securities		35,272,542	0.36

Health Care: 10.43%

Biotechnology: 1.84%
Biogen Idec Incorporated †	44,907	18,393,458	0.19
Celgene Corporation †	151,324	18,390,406	0.19
Gilead Sciences Incorporated †	282,200	29,216,166	0.30
ISIS Pharmaceuticals Incorporated †«	244,400	16,756,064	0.17
Other securities		95,295,068	0.99

		178,051,162	1.84

Health Care Equipment & Supplies: 1.47%
Other securities		141,873,551	1.47

Health Care Providers & Services: 2.26%
Other securities		218,919,243	2.26

Health Care Technology: 0.21%
Other securities		20,412,055	0.21

Life Sciences Tools & Services: 0.63%
Other securities		60,804,079	0.63

Pharmaceuticals: 4.02%
Johnson & Johnson	339,296	34,781,233	0.36
Mallinckrodt plc †	239,909	28,002,178	0.29
Merck & Company Incorporated	345,585	20,230,546	0.21
Novartis AG	251,893	25,748,123	0.27
Pfizer Incorporated	764,871	26,250,373	0.27
Roche Holding AG Genusschein	65,388	17,750,474	0.18

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals (continued)
Other securities		$236,198,808	2.44%

		388,961,735	4.02

Industrials: 11.83%

Aerospace & Defense: 1.92%
The Boeing Company	125,600	18,946,760	0.20
United Technologies Corporation	161,059	19,634,703	0.20
Other securities		147,525,696	1.52

		186,107,159	1.92

Air Freight & Logistics: 0.47%
Other securities		45,155,591	0.47

Airlines: 0.46%
Other securities		44,385,345	0.46

Building Products: 0.62%
Other securities		60,188,346	0.62

Commercial Services & Supplies: 1.00%
Other securities		97,239,767	1.00

Construction & Engineering: 0.43%
Other securities		41,603,254	0.43

Electrical Equipment: 0.89%
Other securities		86,165,690	0.89

Industrial Conglomerates: 1.06%
General Electric Company	1,219,076	31,683,785	0.33
Other securities		70,741,144	0.73

		102,424,929	1.06

Machinery: 2.51%
Other securities		242,828,730	2.51

Marine: 0.10%
Other securities		9,527,312	0.10

Professional Services: 0.34%
Other securities		32,809,383	0.34

Road & Rail: 1.05%
Union Pacific Corporation	168,900	20,311,914	0.21
Other securities		81,604,742	0.84

		101,916,656	1.05

Trading Companies & Distributors: 0.79%
Other securities		76,220,634	0.79

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	97

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Transportation Infrastructure: 0.19%
Other securities		$18,196,606	0.19%

Information Technology: 15.17%

Communications Equipment: 1.15%
Cisco Systems Incorporated	619,750	18,288,823	0.19
Qualcomm Incorporated	310,997	22,550,392	0.23
Other securities		70,411,073	0.73

		111,250,288	1.15

Electronic Equipment, Instruments & Components: 1.46%
Other securities		140,938,609	1.46

Internet Software & Services: 2.30%
Facebook Incorporated Class A †	392,136	30,966,980	0.32
Google Incorporated Class A †	53,342	30,011,809	0.31
Google Incorporated Class C †	53,270	29,745,968	0.31
Tencent Holdings Limited	1,458,388	25,554,415	0.26
Other securities		106,767,331	1.10

		223,046,503	2.30

IT Services: 2.51%
International Business Machines Corporation	172,146	27,877,323	0.29
MasterCard Incorporated Class A	186,200	16,782,206	0.17
Visa Incorporated	91,411	24,800,718	0.26
Other securities		173,117,535	1.79

		242,577,782	2.51

Semiconductors & Semiconductor Equipment: 2.79%
Intel Corporation	586,102	19,487,892	0.20
Qorvo Incorporated †	329,535	22,869,729	0.24
Taiwan Semiconductor Manufacturing Company Limited	5,096,298	24,422,635	0.25
Other securities		203,009,781	2.10

		269,790,037	2.79

Software: 2.52%
Microsoft Corporation	999,773	43,840,046	0.45
Other securities		200,406,779	2.07

		244,246,825	2.52

Technology Hardware, Storage & Peripherals: 2.44%
Apple Incorporated	1,097,043	140,926,144	1.46
Samsung Electronics Company Limited	20,615	25,488,183	0.26
Other securities		70,200,118	0.72

		236,614,445	2.44

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Materials: 5.09%

Chemicals: 2.47%
Other securities		$238,764,180	2.47%

Construction Materials: 0.43%
Other securities		41,623,238	0.43

Containers & Packaging: 0.41%
Other securities		39,240,141	0.41

Metals & Mining: 1.52%
Other securities		147,575,495	1.52

Paper & Forest Products: 0.26%
Other securities		25,499,674	0.26

Telecommunication Services: 2.41%

Diversified Telecommunication Services: 1.29%
AT&T Incorporated	626,932	21,666,770	0.22
Verizon Communications Incorporated	501,597	24,803,972	0.26
Other securities		78,757,653	0.81

		125,228,395	1.29

Wireless Telecommunication Services: 1.12%
China Mobile Limited	1,502,500	20,418,719	0.21
Other securities		88,053,830	0.91

		108,472,549	1.12

Utilities: 3.93%

Electric Utilities: 1.73%
Other securities		166,968,662	1.73

Gas Utilities: 0.62%
Other securities		60,050,873	0.62

Independent Power & Renewable Electricity Producers: 0.26%
Other securities		25,511,106	0.26

Multi-Utilities: 1.19%
Other securities		115,257,992	1.19

Water Utilities: 0.13%
Other securities		12,843,067	0.13

Total Common Stocks (Cost $6,581,237,804)		9,332,178,339	96.42

Preferred Stocks: 0.48%

Consumer Discretionary: 0.07%

Automobiles: 0.06%
Other securities		6,287,009	0.06

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multiline Retail: 0.01%
Other securities	$718,750	0.01%

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	71,716	0.00

Food & Staples Retailing: 0.01%
Other securities	762,416	0.01

Household Products: 0.02%
Other securities	2,016,873	0.02

Energy: 0.06%

Oil, Gas & Consumable Fuels: 0.06%
Other securities	5,393,368	0.06

Financials: 0.21%

Banks: 0.21%
Other securities	20,459,289	0.21

Insurance: 0.00%
Other securities	952	0.00

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Other securities	274	0.00

Information Technology: 0.03%

Semiconductors & Semiconductor Equipment: 0.03%
Other securities	2,867,427	0.03

Materials: 0.06%

Chemicals: 0.01%
Other securities	1,301,646	0.01

Metals & Mining: 0.05%
Other securities	4,553,062	0.05

Telecommunication Services: 0.01%

Diversified Telecommunication Services: 0.01%
Other securities	1,225,592	0.01

Utilities: 0.01%

Electric Utilities: 0.01%
Other securities	765,192	0.01

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multi-Utilities: 0.00%
Other securities	$78,786	0.00%

Total Preferred Stocks (Cost $62,009,116)	46,502,352	0.48

Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Other securities	8,514	0.00

REITs: 0.00%
Other securities	627	0.00

Health Care: 0.00%

Biotechnology: 0.00%
Other securities	0	0.00

Industrials: 0.00%

Airlines: 0.00%
Other securities	15,649	0.00

Marine: 0.00%
Other securities	3,817	0.00

Transportation Infrastructure: 0.00%
Other securities	10,926	0.00

Information Technology: 0.00%

Software: 0.00%
Other securities	8,804	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities	1,172	0.00

Total Rights (Cost $94,906)	49,509	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities	107,285	0.00

Hotels, Restaurants & Leisure: 0.00%
Other securities	885	0.00

Media: 0.00%
Other securities	385	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	101

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			$2,477	0.00%

Oil, Gas & Consumable Fuels: 0.00%
Other securities			163	0.00

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities			15,592	0.00

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
Other securities			29	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			6,297	0.00

Materials: 0.00%

Chemicals: 0.00%
Other securities			5,212	0.00

Utilities: 0.00%

Water Utilities: 0.00%
Other securities			696	0.00

Total Warrants (Cost $133,450)			139,021	0.00

	Yield	Shares
Short-Term Investments: 4.80%

Investment Companies: 4.80%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	206,820,578	206,820,578	2.14
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	257,852,917	257,852,917	2.66

Total Short-Term Investments (Cost $464,673,495)			464,673,495	4.80

Total investments in securities (Cost $7,108,148,771) *			9,843,542,716	101.70
Other assets and liabilities, net			(164,833,081)	(1.70)

Total net assets			$9,678,709,635	100.00%

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $7,180,656,814 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,144,231,137
Gross unrealized losses	(481,345,235)

Net unrealized gains	$2,662,885,902

The following table shows percent of total long-term investments by geographic locations as of February 28, 2015 (unaudited):

United States	65.56%
Japan	6.70
United Kingdom	3.21
Australia	1.91
China	1.84
Switzerland	1.45
Taiwan	1.42
Canada	1.37
France	1.33
South Korea	1.25
Germany	1.23
India	1.10
Ireland	1.06
Hong Kong	1.01
Other	9.56

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	103

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 39.61%
Abbey National Treasury Services plc	0.08%	3-2-2015	$12,000,000	$12,000,000
Abbey National Treasury Services plc ±	0.32	3-4-2015	5,000,000	5,000,000
Agricultural Bank of China ±	0.40	9-2-2016	3,000,000	3,000,006
ANZ Banking Group (London)	0.12	3-2-2015	15,000,000	15,000,000
Banco del Estado de Chile	0.21	3-10-2015	1,000,000	1,000,010
Banco del Estado de Chile ±	0.29	5-5-2015	1,000,000	999,970
Bank of Montreal ±	0.23	4-14-2015	3,000,000	2,999,940
Bank of Montreal	0.18	3-5-2015	4,000,000	4,000,040
Bank of Montreal	0.20	3-17-2015	4,000,000	4,000,160
Bank of Nova Scotia ±	0.24	3-4-2015	3,000,000	3,000,000
Bank of Nova Scotia ±	0.26	6-29-2015	3,000,000	2,999,820
Bank of Tokyo-Mitsubishi LLC	0.12	3-2-2015	8,000,000	7,999,920
BNP Paribas (Cayman)	0.08	3-2-2015	15,000,000	15,000,000
BNP Paribas (New York)	0.25	3-2-2015	6,000,000	6,000,060
China Construction Bank Corporation ±	0.42	3-25-2015	4,000,000	4,000,000
Cooperatieve Centrale	0.27	11-4-2015	5,000,000	4,999,850
Credit Agricole SA	0.07	3-2-2015	25,000,000	25,000,000
Credit Industriel et Commercial (New York)	0.07	3-2-2015	25,000,000	25,000,000
Credit Suisse (New York) ±	0.61	3-24-2015	1,000,000	999,970
DG Bank (New York)	0.24	4-16-2015	5,000,000	5,000,200
DG Bank (New York)	0.25	3-23-2015	5,000,000	5,000,250
DNB Nor Bank ASA	0.08	3-2-2015	25,000,000	25,000,000
Erste Abwicklungsanstalt ±	0.99	3-13-2015	1,000,000	1,000,241
Fortis Funding LLC	0.08	3-2-2015	13,000,000	13,000,000
HSBC Bank plc	0.15	3-5-2015	1,000,000	1,000,000
HSBC Bank plc	0.15	3-11-2015	4,000,000	4,000,000
HSBC Bank plc	0.32	6-26-2015	4,000,000	11,001,045
Mitsubishi UFJ Trust & Banking Corporation	0.24	5-4-2015	4,000,000	3,999,920
Mitsubishi UFJ Trust & Banking Corporation	0.26	3-10-2015	2,000,000	2,000,040
Mitsubishi UFJ Trust & Banking Corporation	0.26	4-2-2015	4,000,000	4,000,240
Mizuho Bank Limited	0.24	5-5-2015	6,000,000	5,999,640
Mizuho Bank Limited	0.25	4-8-2015	4,000,000	4,000,040
Mizuho Bank Limited	0.25	5-21-2015	2,000,000	1,999,900
National Bank of Canada	0.35	8-19-2015	3,000,000	3,001,590
National Bank of Kuwait	0.10	3-2-2015	11,000,000	11,000,000
Natixis Corporation ±	0.24	9-18-2015	5,000,000	5,000,250
Nordea Bank AB	0.17	3-2-2015	5,000,000	5,000,000
Norinchukin Bank	0.24	4-13-2015	1,000,000	1,000,040
Norinchukin Bank	0.24	5-15-2015	4,000,000	3,999,920
Norinchukin Bank	0.24	5-29-2015	6,000,000	5,999,820
Rabobank Nederland (New York) ±	0.30	4-13-2015	2,000,000	1,999,900
Royal Bank of Canada ±	0.26	9-4-2015	3,000,000	2,999,700
Royal Bank of Canada ±	0.46	12-16-2015	2,000,000	2,002,958
Skandinaviska Enskilda Banken AG	0.25	4-9-2015	3,000,000	3,000,420
Societe Generale ±	0.25	1-26-2016	6,000,000	5,998,920
Standard Chartered Bank	0.21	3-3-2015	2,000,000	2,000,000
Standard Chartered Bank	0.25	4-16-2015	3,000,000	3,000,090
Standard Chartered Bank	0.25	5-15-2015	2,000,000	1,999,960
Standard Chartered Bank	0.26	4-1-2015	3,000,000	3,000,090
Standard Chartered Bank	0.27	6-10-2015	2,000,000	1,999,880

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2015

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Standard Chartered Bank ±	0.29%	4-21-2015	$3,000,000	$2,999,880
Standard Chartered Bank	0.31	6-11-2015	1,000,000	1,000,060
Sumitomo Mitsui Banking Corporation ±	0.24	3-19-2015	2,000,000	2,000,000
Sumitomo Mitsui Banking Corporation	0.25	4-2-2015	2,000,000	2,000,100
Sumitomo Trust & Banking Corporation	0.24	5-14-2015	4,000,000	3,999,800
Sumitomo Trust & Banking Corporation	0.24	4-17-2015	3,000,000	3,000,150
Sumitomo Trust & Banking Corporation	0.26	3-30-2015	5,000,000	5,000,350
Sumitomo Trust & Banking Corporation	0.26	4-1-2015	2,000,000	2,000,100
Swedbank	0.22	4-2-2015	4,000,000	4,000,360
Swedbank	0.25	7-1-2015	8,000,000	8,000,000
Toronto-Dominion Bank	0.18	3-12-2015	4,000,000	4,000,120
Toronto-Dominion Bank ±	0.24	6-16-2015	3,000,000	2,999,820
Toronto-Dominion Bank ±	0.25	4-15-2015	3,000,000	2,999,820
Toronto-Dominion Bank ±	0.26	11-9-2015	3,000,000	2,999,580
Toronto-Dominion Bank ±	0.26	11-18-2015	3,000,000	2,999,550
Toronto-Dominion Bank ±	0.27	11-6-2015	3,000,000	2,999,430
Westpac Banking Corporation ±	0.27	11-3-2015	7,000,000	6,999,090

Total Certificates of Deposit (Cost $353,004,893)				353,003,010

Commercial Paper: 49.47%
Alpine Securitzation Corporation 144A (z)(p)	0.22	5-11-2015	2,000,000	1,999,200
Alpine Securitzation Corporation 144A (z)(p)	0.25	5-1-2015	5,000,000	4,998,300
Alpine Securitzation Corpotation 144A (z)(p)	0.20	5-4-2015	4,000,000	3,998,560
Anglesea Funding LLC 144A (z)(p)	0.17	3-4-2015	2,000,000	1,999,960
Anglesea Funding LLC 144A ±(p)	0.30	7-20-2015	1,000,000	999,920
Anglesea Funding LLC 144A ±(p)	0.30	5-28-2015	2,000,000	1,999,940
ASB Finance Limited 144A ±	0.24	4-29-2015	1,000,000	999,970
Aspen Funding Corporation 144A (z)(p)	0.25	3-3-2015	5,000,000	4,999,900
Australia & New Zealand Banking Group	0.11	3-5-2015	7,000,000	6,999,930
Australia & New Zealand Banking Group 144A (z)	0.18	3-16-2015	2,000,000	1,999,900
Australia & New Zealand Banking Group 144A ±	0.28	12-21-2015	1,000,000	999,780
Banco de Credito e Inversiones 144A (z)	0.46	4-7-2015	2,000,000	1,999,240
Banco de Credito e Inversiones 144A (z)	0.46	4-27-2015	2,000,000	1,998,760
Banco del Estado de Chile 144A (z)	0.30	3-9-2015	1,000,000	999,960
Banco del Estado de Chile 144A (z)	0.30	3-16-2015	1,000,000	999,940
Banco del Estado de Chile 144A (z)	0.32	4-8-2015	1,000,000	999,820
Banco del Estado de Chile 144A (z)	0.32	4-22-2015	1,000,000	999,730
Banco Santander Chile 144A (z)	0.34	3-11-2015	2,000,000	1,999,920
Banco Santander Chile 144A (z)	0.40	3-19-2015	1,000,000	999,920
Bank of Nova Scotia ±	0.29	11-25-2015	8,000,000	8,000,000
Banque Et Caisse (z)	0.31	8-20-2015	1,000,000	998,640
Bedford Row Funding Corporation 144A ±(p)	0.27	9-2-2015	2,000,000	1,999,900
Bedford Row Funding Corporation 144A ±(p)	0.27	7-13-2015	1,000,000	999,960
Bedford Row Funding Corporation 144A ±(p)	0.27	9-16-2015	2,000,000	1,999,880
Bedford Row Funding Corporation 144A ±(p)	0.28	4-24-2015	2,000,000	1,999,840
Bedford Row Funding Corporation 144A ±(p)	0.31	2-1-2016	3,000,000	2,999,670
Bennington Sark Capital Company 144A (z)	0.24	3-3-2015	2,000,000	1,999,980
Bennington Sark Capital Company 144A ±	0.39	11-10-2015	2,000,000	1,999,540
Caisse Centrale Desjardins du Quebec 144A (z)	0.15	3-13-2015	1,000,000	999,950

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	105

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A (z)	0.15%	3-20-2015	$3,000,000	$2,999,760
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	4-27-2015	1,000,000	999,690
Caisse Centrale Desjardins du Quebec 144A (z)	0.24	3-27-2015	5,000,000	4,999,400
Caisse Des Depots et Consignations 144A (z)	0.21	4-1-2015	4,000,000	3,999,640
Caisse Des Depots et Consignations 144A (z)	0.21	3-12-2015	5,000,000	4,999,850
Caisse Des Depots et Consignations 144A (z)	0.22	3-23-2015	1,000,000	999,940
CDP Financial Incorporated 144A (z)	0.16	3-13-2015	1,000,000	999,950
CDP Financial Incorporated 144A (z)	0.18	4-13-2015	1,000,000	999,800
CDP Financial Incorporated 144A (z)	0.20	3-23-2015	2,000,000	1,999,820
Cedar Springs Capital Company 144A (z)	0.35	5-21-2015	1,000,000	999,480
China International Marine Containers Group Limited (z)	0.38	3-4-2015	6,000,000	5,999,880
China International Marine Containers Group Limited (z)	0.38	3-11-2015	1,000,000	999,960
China International Marine Containers Group Limited (z)	0.38	3-12-2015	1,000,000	999,950
China Shipping Container Lines (z)	0.38	3-3-2015	2,000,000	1,999,980
China Shipping Container Lines (z)	0.38	3-11-2015	2,000,000	1,999,920
CNPC Finance 144A (z)	0.40	3-3-2015	2,000,000	1,999,980
CNPC Finance 144A (z)	0.40	3-9-2015	2,000,000	1,999,920
CNPC Finance 144A (z)	0.40	3-20-2015	2,000,000	1,999,840
CNPC Finance 144A (z)	0.40	3-25-2015	2,000,000	1,999,780
CNPC Finance Hong Kong Limited 144A (z)	0.40	3-10-2015	2,000,000	1,999,920
COFCO Capital Corporation (z)	0.17	3-4-2015	1,000,000	999,980
COFCO Capital Corporation (z)	0.48	3-10-2015	1,000,000	999,960
Collateralized Commercial Paper Company LLC 144A (z)	0.33	8-24-2015	2,000,000	1,996,948
Commonwealth Bank of Australia 144A±	0.25	7-2-2015	1,000,000	999,930
Commonwealth Bank of Australia 144A±	0.25	5-20-2015	2,000,000	1,999,880
Commonwealth Bank of Australia 144A±	0.25	5-22-2015	2,000,000	1,999,880
Commonwealth Bank of Australia 144A±	0.26	6-18-2015	4,000,000	3,999,840
Concord Minutemen Capital Company 144A(z)(p)	0.23	3-9-2015	2,000,000	1,999,920
Concord Minutemen Capital Company 144A (z)(p)	0.23	3-11-2015	2,000,000	1,999,900
Concord Minutemen Capital Company 144A (z)(p)	0.27	4-6-2015	1,000,000	999,810
Concord Minutemen Capital Company 144A (z)(p)	0.27	4-7-2015	2,000,000	1,999,600
Concord Minutemen Capital Company 144A (z)(p)	0.27	4-9-2015	1,000,000	999,790
Concord Minutemen Capital Company 144A (z)(p)	0.27	5-4-2015	3,000,000	2,998,830
Concord Minutemen Capital Company 144A (z)(p)	0.27	5-7-2015	3,000,000	2,998,770
CPPIB Capital Incorporated 144A (z)	0.14	6-1-2015	4,000,000	3,997,901
CPPIB Capital Incorporated 144A (z)	0.15	3-20-2015	2,000,000	1,999,880
Crown Point Capital Company LLC 144A (z)(p)	0.23	3-10-2015	1,000,000	999,960
Crown Point Capital Company LLC 144A (z)(p)	0.23	4-10-2015	1,000,000	999,780
Crown Point Capital Company LLC 144A (z)(p)	0.27	4-6-2015	4,000,000	3,999,240
Crown Point Capital Company LLC 144A (z)(p)	0.27	4-8-2015	1,000,000	999,800
Crown Point Capital Company LLC 144A (z)(p)	0.27	4-9-2015	1,000,000	999,790
Crown Point Capital Company LLC 144A (z)(p)	0.27	4-22-2015	1,000,000	999,700
Crown Point Capital Company LLC 144A (z)(p)	0.27	5-4-2015	6,000,000	5,997,660
DBS Bank Limited 144A (z)	0.20	4-8-2015	2,000,000	1,999,700
DBS Bank Limited 144A (z)	0.20	4-9-2015	2,000,000	1,999,700
DBS Bank Limited 144A (z)	0.20	4-10-2015	2,000,000	1,999,680
DBS Bank Limited 144A (z)	0.20	6-18-2015	5,000,000	4,996,800
Dexia Credit Local (z)	0.30	7-29-2015	3,000,000	2,996,190
Erste Abwicklungsanstalt 144A (z)	0.18	3-3-2015	2,000,000	1,999,960
Erste Abwicklungsanstalt 144A (z)	0.18	3-5-2015	2,000,000	1,999,960

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2015

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Erste Abwicklungsanstalt 144A (z)	0.19%	3-23-2015	$1,000,000	$999,900
Erste Abwicklungsanstalt 144A (z)	0.20	4-1-2015	1,000,000	999,850
Erste Abwicklungsanstalt 144A (z)	0.24	6-10-2015	1,000,000	999,440
Erste Abwicklungsanstalt 144A (z)	0.24	6-11-2015	2,000,000	1,998,880
Erste Abwicklungsanstalt 144A (z)	0.25	6-18-2015	1,000,000	999,390
Gotham Funding Corporation 144A (z)(p)	0.19	3-6-2015	1,000,000	999,970
Gotham Funding Corporation 144A (z)(p)	0.19	3-17-2015	3,000,000	2,999,760
Gotham Funding Corporation 144A (z)(p)	0.19	3-18-2015	1,000,000	999,920
Gotham Funding Corporation 144A (z)(p)	0.19	4-7-2015	2,000,000	1,999,600
Hannover Funding Company LLC 144A (z)(p)	0.22	3-13-2015	1,000,000	999,940
Hannover Funding Company LLC 144A (z)(p)	0.22	4-27-2015	1,000,000	999,660
Hannover Funding Company LLC 144A (z)(p)	0.22	5-4-2015	3,000,000	2,998,845
Hannover Funding Company LLC 144A (z)(p)	0.22	5-13-2015	2,000,000	1,999,120
Hannover Funding Company LLC 144A (z)(p)	0.22	5-19-2015	1,000,000	999,500
Hannover Funding Company LLC 144A (z)(p)	0.22	5-20-2015	1,000,000	999,490
Institutional Secured Funding LLC 144A (z)(p)	0.26	3-5-2015	2,000,000	1,999,960
Institutional Secured Funding LLC 144A (z)(p)	0.38	3-10-2015	2,000,000	1,999,920
JPMorgan Securities Incorporated 144A ±	0.37	11-19-2015	3,000,000	2,999,550
Kells Funding LLC 144A ±(p)	0.25	1-11-2016	2,000,000	1,999,800
Kells Funding LLC 144A ±(p)	0.25	9-18-2015	2,000,000	1,999,740
Kells Funding LLC 144A ±(p)	0.25	10-7-2015	1,000,000	999,840
Kells Funding LLC 144A ±(p)	0.25	9-23-2015	3,000,000	2,999,580
Kells Funding LLC 144A ±(p)	0.26	9-29-2015	2,000,000	1,999,700
Kells Funding LLC 144A ±(p)	0.27	5-15-2015	3,000,000	2,999,880
Lexington Parker Capital Company LLC 144A (z)(p)	0.23	3-11-2015	4,000,000	3,999,800
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	4-7-2015	2,000,000	1,999,600
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	4-9-2015	1,000,000	999,790
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	4-10-2015	1,000,000	999,780
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	4-13-2015	2,000,000	1,999,520
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	5-6-2015	2,000,000	1,999,180
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	5-7-2015	2,000,000	1,999,180
Liberty Street Funding LLC 144A (z)(p)	0.18	3-23-2015	1,000,000	999,890
Liberty Street Funding LLC 144A (z)(p)	0.20	4-14-2015	1,000,000	999,760
Liberty Street Funding LLC 144A (z)(p)	0.20	4-27-2015	2,000,000	1,999,320
Liberty Street Funding LLC 144A (z)(p)	0.20	5-13-2015	1,000,000	999,540
Lloyds Bank plc (z)	0.06	3-2-2015	25,000,000	24,999,812
LMA Americas LLC 144A (z)	0.18	3-6-2015	6,000,000	5,999,820
LMA Americas LLC 144A (z)	0.18	3-9-2015	5,000,000	4,999,800
LMA Americas LLC 144A (z)	0.26	3-4-2015	1,000,000	999,980
LMA Americas LLC 144A (z)	0.26	3-10-2015	1,000,000	999,960
LMA Americas LLC 144A (z)	0.27	5-6-2015	2,000,000	1,999,180
Macquarie Bank Limited 144A (z)	0.22	3-25-2015	3,000,000	2,999,670
Macquarie Bank Limited 144A (z)	0.22	3-27-2015	3,000,000	2,999,640
Macquarie Bank Limited 144A (z)	0.22	3-31-2015	3,000,000	2,999,580
Manhattan Asset Funding Company LLC 144A (z)(p)	0.22	3-9-2015	2,000,000	1,999,920
Manhattan Asset Funding Company LLC 144A (z)(p)	0.22	3-10-2015	1,000,000	999,960
Manhattan Asset Funding Company LLC 144A (z)(p)	0.22	3-11-2015	1,000,000	999,950
Manhattan Asset Funding Company LLC 144A (z)(p)	0.22	3-27-2015	1,000,000	999,870
Manhattan Asset Funding Company LLC 144A (z)(p)	0.23	4-27-2015	1,000,000	999,660
Matchpoint Master Trust 144A (z)(p)	0.26	3-2-2015	1,000,000	999,990

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	107

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Matchpoint Master Trust 144A (z)(p)	0.28%	3-20-2015	$1,000,000	$999,930
Mitsubishi UFJ Trust & Banking Corporation 144A (z)	0.25	5-19-2015	3,000,000	2,998,410
Mitsubishi UFJ Trust & Banking Corporation 144A (z)	0.25	5-20-2015	2,000,000	1,998,920
Mizuho Funding LLC 144A (z)	0.25	4-13-2015	2,000,000	1,999,480
Mountcliff Funding LLC 144A (z)(p)	0.16	3-2-2015	5,000,000	4,999,946
NV Bank Nederlandse Gemeenten 144A (z)	0.20	7-27-2015	4,000,000	3,996,320
NV Bank Nederlandse Gemeenten 144A ±	0.24	9-3-2015	3,000,000	2,999,700
NV Bank Nederlandse Gemeenten 144A (z)	0.29	9-21-2015	3,000,000	2,996,070
National Australia Bank Limited 144A ±	0.25	7-7-2015	5,000,000	4,999,800
National Australia Bank Limited 144A ±	0.26	11-20-2015	3,000,000	2,999,730
National Australia Funding Incorporated 144A ±	0.24	3-10-2015	2,000,000	1,999,980
Newport Funding Corporation 144A (z)(p)	0.25	3-3-2015	2,000,000	1,999,960
Nordea Bank AB 144A (z)	0.21	4-1-2015	1,000,000	999,870
NRW Bank 144A (z)	0.12	3-6-2015	6,000,000	5,999,820
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.17	3-2-2015	1,000,000	1,000,000
Old Line Funding LLC 144A (z)(p)	0.28	4-20-2015	1,000,000	999,760
Oversea-Chinese Banking Corporation Limited (z)	0.18	3-24-2015	8,000,000	7,999,200
Oversea-Chinese Banking Corporation Limited (z)	0.20	3-12-2015	3,000,000	2,999,850
PSP Capital Incorporated 144A (z)	0.17	4-15-2015	1,000,000	999,810
Regency Markets No. 1 Limited 144A (z)(p)	0.15	3-25-2015	2,000,000	1,999,760
Ridgefield Funding Company LLC 144A ±(p)	0.27	7-8-2015	3,000,000	2,999,790
Ridgefield Funding Company LLC 144A ±(p)	0.27	6-12-2015	2,000,000	1,999,880
Ridgefield Funding Company LLC 144A ±(p)	0.27	11-6-2015	4,000,000	3,999,720
Shagang South Asia (z)	0.38	3-3-2015	1,000,000	999,950
Shagang South Asia (z)	0.45	3-9-2015	1,000,000	999,870
Sinochem Company Limited (z)	0.20	4-9-2015	5,000,000	4,999,250
Sinochem Company Limited (z)	0.43	3-3-2015	1,000,000	999,990
Sinochem Company Limited (z)	0.43	3-10-2015	1,000,000	999,970
State Street Bank & Trust Company ±	0.24	3-17-2015	2,000,000	1,999,960
State Street Bank & Trust Company ±	0.25	4-10-2015	5,000,000	4,999,800
State Street Bank & Trust Company ±	0.31	10-1-2015	4,000,000	3,999,880
State Street Bank & Trust Company ±	0.31	10-23-2015	3,000,000	2,999,490
Sumitomo Mitsui Banking Corporation 144A (z)	0.24	5-6-2015	5,000,000	4,997,950
Sumitomo Mitsui Banking Corporation 144A (z)	0.25	4-2-2015	3,000,000	2,999,490
Sumitomo Mitsui Banking Corporation 144A (z)	0.25	4-8-2015	6,000,000	5,998,740
Suncorp Group Limited 144A (z)	0.27	3-18-2015	1,000,000	999,930
Suncorp Group Limited 144A (z)	0.27	3-19-2015	1,000,000	999,920
Suncorp Group Limited 144A (z)	0.31	6-4-2015	2,000,000	1,998,820
Suncorp Group Limited 144A (z)	0.31	6-10-2015	2,000,000	1,998,700
Svensk Exportkredit AB (z)	0.28	4-23-2015	5,000,000	4,998,850
Swedbank (z)	0.21	3-13-2015	2,000,000	1,999,940
Sydney Capital Corporation (p)(z)	0.22	3-24-2015	1,000,000	999,910
Toyota Motor Credit Corporation ±	0.23	3-9-2015	3,000,000	2,999,970
Toyota Motor Credit Corporation ±	0.24	3-6-2015	3,000,000	3,000,000
United Overseas Bank Limited 144A (z)	0.28	3-16-2015	4,000,000	3,999,800
Versailles Commercial Paper LLC 144A ±	0.24	7-20-2015	1,000,000	999,910
Versailles Commercial Paper LLC 144A ±	0.24	7-20-2015	1,000,000	999,920
Versailles Commercial Paper LLC 144A ±	0.24	8-6-2015	1,000,000	999,910
Versailles Commercial Paper LLC 144A ±	0.24	8-6-2015	1,000,000	999,910
Victory Receivables 144A (z)(p)	0.19	3-16-2015	1,000,000	999,920

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2015

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Victory Receivables 144A (z)(p)	0.19%	3-17-2015	$2,000,000	$1,999,840
Victory Receivables 144A (z)(p)	0.19	3-20-2015	2,000,000	1,999,820
Westpac Banking Corporation 144A ±	0.26	10-19-2015	4,000,000	3,999,480
Westpac Banking Corporation 144A ±	0.28	2-18-2016	2,000,000	1,999,800
Working Capital Management Company 144A (z)	0.20	3-11-2015	2,000,000	1,999,920

Total Commercial Paper (Cost $440,919,168)				440,922,912

Corporate Bonds and Notes: 0.39%

Financials: 0.17%

Diversified Financial Services: 0.17%
GBG LLC Custody Receipts 144A ±§	0.10	9-1-2027	179,000	179,000
LTF Real Estate LLC 144A ±§	0.24	6-1-2033	365,000	365,000
Overseas Private Investment Corporation ±§(i)	0.11	7-9-2026	1,000,000	1,000,000

				1,544,000

Health Care: 0.22%

Health Care Providers & Services: 0.22%
Keep Memory Alive ±§	0.11	5-1-2037	975,000	975,000
Providence Health & Services ±§	0.11	10-1-2042	980,000	980,000

				1,955,000

Total Corporate Bonds and Notes (Cost $3,499,000)				3,499,000

Municipal Obligations: 3.47%

California: 0.23%
California Series B-2 (GO)	0.17	4-1-2015	2,000,000	1,999,980

Colorado: 0.13%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.12	10-1-2033	910,000	910,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.11	5-1-2052	240,000	240,000

				1,150,000

Georgia: 0.11%
Municipal Electric Authority of Georgia (Utilities Revenue) ø	0.16	3-6-2015	1,000,000	1,000,000

Illinois: 0.07%
Illinois Regional Transportation Authority Series A1 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A ø	0.14	4-1-2016	650,000	650,000

Maine: 0.45%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA) ø	0.11	11-15-2039	2,000,000	2,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ) ø	0.12	11-15-2032	1,000,000	1,000,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA) ø	0.11	11-15-2041	1,000,000	1,000,000

				4,000,000

Maryland: 0.44%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.10	7-1-2032	1,940,000	1,940,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA) ø	0.11	7-1-2045	2,000,000	2,000,000

				3,940,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	109

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 0.45%
Michigan Finance Authority Residual Interest Bond Trust Series 2014-6UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A ø	0.19%	6-1-2015	$3,000,000	$3,000,000
Michigan Finance Authority Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.10	9-1-2053	1,000,000	1,000,000

				4,000,000

New York: 0.62%
PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A ø	0.40	9-15-2015	4,483,000	4,483,000
Yeshiva University New York Trust Series T30021-1 (Education Revenue, Citibank NA LIQ) 144A ø	0.42	7-1-2015	1,000,000	1,000,000

				5,483,000

Ohio: 0.13%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.12	9-1-2039	174,000	174,000
OhioHealth Corporation (Health Revenue)	0.18	4-2-2015	1,000,000	999,990

				1,173,990

Oregon: 0.11%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A ø	0.42	5-1-2035	1,000,000	1,000,000

Other: 0.36%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A ø	0.13	12-31-2015	2,000,000	2,000,000
PFOTER Series TNP 1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A ø	0.40	12-1-2038	1,145,000	1,145,000

				3,145,000

Pennsylvania: 0.11%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A ø	0.27	6-1-2015	1,000,000	1,000,000

South Carolina: 0.11%
York County SC PCR Series 2000B-3 (Utilities Revenue) ø	0.25	3-2-2015	1,000,000	1,000,000

Texas: 0.04%
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A ø	0.32	12-15-2026	365,803	365,803

Wisconsin: 0.11%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø	0.11	1-1-2042	995,000	995,000

Total Municipal Obligations (Cost $30,902,803)				30,902,773

Repurchase Agreements ^^: 7.73%
Bank of America Corporation, dated 2-27-2015, maturity value $28,000,187 (1)	0.08	3-2-2015	28,000,000	28,000,000
Credit Agricole, dated 2-27-2015, maturity value $27,923,487 (2)	0.09	3-2-2015	27,923,278	27,923,278
GX Clarke & Company, dated 2-27-2015, maturity value $3,000,043 (3)	0.17	3-2-2015	3,000,000	3,000,000
Royal Bank of Scotland, dated 2-27-2015, maturity value $10,000,117 (4)	0.14	3-2-2015	10,000,000	10,000,000

Total Repurchase Agreements (Cost $68,923,278)				68,923,278

Total investments in securities (Cost $897,249,142) *	100.67%	897,250,973
Other assets and liabilities, net	(0.67)	(5,987,926)

Total net assets	100.00%	$891,263,047

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2015

SHORT-TERM INVESTMENT PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the current yield to maturity.

(p)	Asset-backed commercial paper

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 5.00%, 8-1-2033 to 11-20-2042, fair value including accrued interest is $28,840,000.

(2)	U.S. government security, 3.00%, 10-20-2042, fair value including accrued interest is $28,760,977.

(3)	U.S. government securities, 0.00% to 10.62%, 2-28-2015 to 2-15-2045, fair value including accrued interest is $3,060,141.

(4)	U.S. government securities, 0.25% to 3.25%, 4-15-2016 to 2-28-2018, fair value including accrued interest is $10,200,062.

*	Cost for federal income tax purposes is $897,249,142 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,831
Gross unrealized losses	0

Net unrealized gains	$1,831

Statements of assets and liabilities—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	111

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$6,076,965,925	$9,347,513,781	$897,250,973
In affiliated securities, at value (see cost below)	132,228,952	496,028,935	0

Total investments, at value (see cost below)	6,209,194,877	9,843,542,716	897,250,973
Cash	1,319,043	496,431	0
Segregated cash	0	9,306,999	0
Foreign currency, at value (see cost below)	425,636	18,681,926	0
Receivable for investments sold	9,980,750	27,960	2,010,713
Principal paydown receivable	525	0	0
Receivable for dividends and interest	42,698,970	14,346,864	99,747
Receivable for securities lending income	3,053	255,587	0
Prepaid expenses and other assets	8,454	61,975	11,569

Total assets	6,263,631,308	9,886,720,458	899,373,002

Liabilities
Payable for investments purchased	175,214,183	2,566	8,000,000
Payable upon receipt of securities loaned	2,854,648	206,820,578	0
Payable for daily variation margin on open futures contracts	0	127,065	0
Advisory fee payable	733,794	1,046,399	70,787
Accrued expenses and other liabilities	82,063	14,215	39,168

Total liabilities	178,884,688	208,010,823	8,109,955

Total net assets	$6,084,746,620	$9,678,709,635	$891,263,047

Investments in unaffiliated securities, at cost	$6,018,604,763	$6,626,565,309	$897,249,142

Investments in affiliated securities, at cost	$130,377,009	$481,583,462	$0

Total investments, at cost	$6,148,981,772	$7,108,148,771	$897,249,142

Securities on loan, at value	$2,808,985	$199,445,517	$0

Foreign currency, at cost	$429,575	$19,516,898	$0

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2015

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$150,770,073	$98,341	$1,455,772
Income from affiliated securities	992,311	950,721	0
Securities lending income, net	45,734	4,656,522	0
Dividends**	0	184,351,567	0

Total investment income	151,808,118	190,057,151	1,455,772

Expenses
Advisory fee	9,338,353	13,113,974	757,203
Custody and accounting fees	490,338	1,671,807	91,283
Professional fees	87,884	65,542	51,815
Shareholder report expenses	16,577	21,210	3,200
Trustees’ fees and expenses	9,337	9,337	8,871
Other fees and expenses	91,564	247,389	20,126

Total expenses	10,034,053	15,129,259	932,498

Net investment income	141,774,065	174,927,892	523,274

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(482,244)	317,159,746	4,363
Affiliated securities	7,465	900,572	0
Futures transactions	0	10,268,856	0

Net realized gains (losses) on investments	(474,779)	328,329,174	4,363

Net change in unrealized gains (losses) on:
Unaffiliated securities	(50,005,666)	325,189,825	(8,658)
Affiliated securities	479,753	4,351,434	0
Futures transactions	0	2,112,429	0

Net change in unrealized gains (losses) on investments	(49,525,913)	331,653,688	(8,658)

Net realized and unrealized gains (losses) on investments	(50,000,692)	659,982,862	(4,295)

Net increase in net assets resulting from operations	$91,773,373	$834,910,754	$518,979

* Net of foreign interest withholding taxes in the amount of	$1,779,188	$0	$79
** Net of foreign dividend withholding taxes in the amount of	$0	$9,497,203	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	113

	Diversified Fixed Income Portfolio
	Year ended February 28, 2015	Year ended February 28, 2014

Operations
Net investment income	$141,774,065	$124,899,679
Net realized losses on investments	(474,779)	(10,397,892)
Net change in unrealized gains (losses) on investments	(49,525,913)	(80,376,125)

Net increase in net assets resulting from operations	91,773,373	34,125,662

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,267,837,999	1,357,068,342
Withdrawals	(1,089,681,898)	(898,747,707)

Net increase in net assets resulting from capital share transactions	178,156,101	458,320,635

Total increase in net assets	269,929,474	492,446,297

Net assets
Beginning of period	5,814,817,146	5,322,370,849

End of period	$6,084,746,620	$5,814,817,146

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Year ended February 28, 2015	Year ended February 28, 2014

Operations
Net investment income	$174,927,892	$169,257,059
Net realized gains on investments	328,329,174	438,942,966
Net change in unrealized gains (losses) on investments	331,653,688	1,126,909,882

Net increase in net assets resulting from operations	834,910,754	1,735,109,907

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,110,756,255	1,354,845,934
Withdrawals	(1,789,089,600)	(1,857,847,901)

Net decrease in net assets resulting from capital share transactions	(678,333,345)	(503,001,967)

Total increase in net assets	156,577,409	1,232,107,940

Net assets
Beginning of period	9,522,132,226	8,290,024,286

End of period	$9,678,709,635	$9,522,132,226

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	115

	Short-Term Investment Portfolio
	Year ended February 28, 2015	Year ended February 28, 2014

Operations
Net investment income	$523,274	$579,262
Net realized gains on investments	4,363	17,485
Net change in unrealized gains (losses) on investments	(8,658)	(47,254)

Net increase in net assets resulting from operations	518,979	549,493

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	368,626,024	283,271,026
Withdrawals	(160,133,314)	(176,386,431)

Net increase in net assets resulting from capital share transactions	208,492,710	106,884,595

Total increase in net assets	209,011,689	107,434,088

Net assets
Beginning of period	682,251,358	574,817,270

End of period	$891,263,047	$682,251,358

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Diversified Fixed Income Portfolio
Year ended February 28, 2015	2.28%	0.16%	0.16%	1.54%	49%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
Year ended February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%

Diversified Stock Portfolio
Year ended February 28, 2015	1.85%	0.16%	0.16%	9.01%	14%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
Year ended February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%

Short-Term Investment Portfolio
Year ended February 28, 2015	0.07%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	117

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: the Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), the Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”), and the Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with each Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by Funds Management.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair

118	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	119

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. A Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

120	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of February 28, 2015:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Agency securities	$0	$1,660,076,446	$0	$1,660,076,446

Corporate bonds and notes	0	1,264,588,070	0	1,264,588,070

Foreign government bonds	0	1,524,909,139	0	1,524,909,139

U.S. Treasury securities	1,407,555,451	0	0	1,407,555,451

Yankee corporate bonds and notes	0	238,998,207	0	238,998,207

Yankee government bonds	0	2,026,220	0	2,026,220

Short-term investments
Investment companies	108,186,696	2,854,648	0	111,041,344
Total assets	$1,515,742,147	$4,693,452,730	$0	$6,209,194,877

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	121

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$1,275,653,264	$10,865	$0	$1,275,664,129
Consumer staples	632,615,915	0	0	632,615,915
Energy	556,108,905	1,725,513	0	557,834,418
Financials	2,134,898,058	1,874,731	0	2,136,772,789
Health care	1,009,021,825	0	0	1,009,021,825
Industrials	1,144,755,129	14,273	0	1,144,769,402
Information technology	1,468,337,660	126,829	0	1,468,464,489
Materials	491,403,709	1,299,019	0	492,702,728
Telecommunication services	233,584,610	116,334	0	233,700,944
Utilities	380,631,700	0	0	380,631,700

Preferred stocks
Consumer discretionary	7,005,759	0	0	7,005,759
Consumer staples	2,851,005	0	0	2,851,005
Energy	5,393,368	0	0	5,393,368
Financials	20,460,241	0	0	20,460,241
Health care	274	0	0	274
Information technology	2,867,427	0	0	2,867,427
Materials	5,854,708	0	0	5,854,708
Telecommunication services	1,225,592	0	0	1,225,592
Utilities	843,978	0	0	843,978

Rights
Financials	0	9,141	0	9,141
Health care	0	0	0	0
Industrials	0	30,392	0	30,392
Information technology	0	8,804	0	8,804
Materials	0	1,172	0	1,172

Warrants
Consumer discretionary	0	108,555	0	108,555
Energy	0	2,640	0	2,640
Financials	0	15,592	0	15,592
Health care	0	29	0	29
Industrials	0	6,297	0	6,297
Materials	0	5,212	0	5,212
Utilities	0	696	0	696

Short-term investments
Investment companies	257,852,917	206,820,578	0	464,673,495
Total assets	$9,631,366,044	$212,176,672	$0	$9,843,542,716
Liabilities

Futures contracts	$127,065	$0	$0	$127,065
Total liabilities	$127,065	$0	$0	$127,065

122	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Certificates of deposit	$0	$353,003,010	$0	$353,003,010

Commercial paper	0	440,922,912	0	440,922,912

Corporate bonds and notes	0	3,499,000	0	3,499,000

Municipal obligations	0	30,902,773	0	30,902,773

Repurchase agreements	0	68,923,278	0	68,923,278
Total assets	$0	$897,250,973	$0	$897,250,973

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Fund Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the year ended February 28, 2015, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.15%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05%and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2015 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$2,884,072,344	$775,273,425	$2,527,201,652	$474,739,030
Diversified Stock Portfolio	0	1,277,528,704	0	1,656,234,567

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	123

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

		Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Diversified Stock Portfolio	Wells Fargo & Company	634,120	34,020	95,856	572,284	$31,355,440	$835,832	$900,572

7. DERIVATIVE TRANSACTIONS

During the year ended February 28, 2015, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At February 28, 2015, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains
3-20-2015	UBS	217 Long	MSCI EAFE Index	$20,347,005	$1,071,980
3-20-2015	UBS	2,350 Long	MSCI Emerging Markets Index	116,548,250	6,145,815
3-20-2015	UBS	5 Long	Russell 2000 Index	615,800	34,836
3-20-2015	UBS	2 Long	S&P 500 Index	210,280	11,180
3-20-2015	UBS	2 Long	S&P Midcap 400 Index	300,920	15,315

Diversified Stock Portfolio had an average notional amount of $169,522,981 in long futures contracts during the year ended February 28, 2015. As of February 28, 2015, Diversified Stock Portfolio had segregated $9,306,999 as cash collateral for open futures contracts.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreeme nt, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across t ransactions between the Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Diversified Stock Portfolio	Futures – variation margin	UBS	$127,065	$0	$(127,065)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

124	Wells Fargo Advantage Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments or summary portfolios of investments (for the Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio), of the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively, the “Portfolios”), as of February 28, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included agreement of investments owned as of February 28, 2015, by correspondence with the transfer agent or by other appropriate auditing procedures as applicable. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of the Wells Fargo Master Trust as of February 28, 2015, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-years then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2015

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	125

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 28, 2015:

Dividends-received deduction
Target Today Fund	8.97%
Target 2010 Fund	9.35
Target 2015 Fund	15.74
Target 2020 Fund	20.50
Target 2025 Fund	26.46
Target 2030 Fund	33.62
Target 2035 Fund	39.46
Target 2040 Fund	43.11
Target 2045 Fund	45.68
Target 2050 Fund	44.42
Target 2055 Fund	48.45

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as long-term capital gain distributions for the fiscal year ended February 28, 2015:

Long-term capital gain distributions
Target Today Fund	$5,846,605
Target 2010 Fund	10,255,712
Target 2015 Fund	9,219,689
Target 2020 Fund	38,950,383
Target 2025 Fund	38,885,635
Target 2030 Fund	51,267,214
Target 2035 Fund	26,983,549
Target 2040 Fund	44,240,969
Target 2045 Fund	15,932,378
Target 2050 Fund	28,370,600
Target 2055 Fund	1,497,406

126	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 28, 2015 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$1,771,718
Target 2010 Fund	1,767,530
Target 2015 Fund	3,543,574
Target 2020 Fund	16,106,971
Target 2025 Fund	17,589,018
Target 2030 Fund	26,969,678
Target 2035 Fund	14,386,125
Target 2040 Fund	25,067,876
Target 2045 Fund	9,225,677
Target 2050 Fund	16,782,860
Target 2055 Fund	1,737,465

For the fiscal year ended February 28, 2015, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Target Today Fund	$8,724,150
Target 2010 Fund	7,823,766
Target 2015 Fund	9,921,646
Target 2020 Fund	25,399,082
Target 2025 Fund	16,453,069
Target 2030 Fund	13,783,739
Target 2035 Fund	4,013,474
Target 2040 Fund	3,684,824
Target 2045 Fund	758,730
Target 2050 Fund	1,190,710
Target 2055 Fund	121,996

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	127

For the fiscal year ended February 28, 2015 the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gains dividends
Target Today Fund	$1,867,165
Target 2010 Fund	3,145,241
Target 2015 Fund	1,607,962
Target 2020 Fund	8,253,607
Target 2025 Fund	6,879,470
Target 2030 Fund	9,059,665
Target 2035 Fund	4,454,207
Target 2040 Fund	7,414,107
Target 2045 Fund	2,647,855
Target 2050 Fund	4,769,678
Target 2055 Fund	260,553

For the fiscal year ended February 28, 2015, the percentage of ordinary income distributed which was derived from interest on U.S. government securities was as follows:

U.S government income
Target Today Fund	14.40%
Target 2010 Fund	12.51
Target 2015 Fund	13.34
Target 2020 Fund	10.47
Target 2025 Fund	8.15
Target 2030 Fund	5.66
Target 2035 Fund	3.59
Target 2040 Fund	2.06
Target 2045 Fund	1.19
Target 2050 Fund	1.00
Target 2055 Fund	1.12

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

128	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	129

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

130	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232050 04-15 AOUTLD/AR003 02-15

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended February 28, 2015	Fiscal year ended February 28, 2014
Audit fees	$144,340	$132,340
Audit-related fees	—	—
Tax fees (1)	15,510	14,880
All other fees	—	—

	$159,850	$147,220

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for Wells Fargo Advantage Short-Term Investment Portfolio is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio are filed under this Item.

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 27.28%
FHLB	0.38%	6-24-2016	$2,000,000	$1,998,388
FHLB	0.88	5-24-2017	1,000,000	1,003,396
FHLB	0.95	3-27-2017	1,000,000	1,000,527
FHLB	1.00	11-9-2017	500,000	497,308
FHLB	1.13	9-28-2016	1,000,000	1,005,125
FHLB	1.20	11-21-2018	1,000,000	990,412
FHLB	2.50	8-1-2027	155,710	159,991
FHLB	2.50	12-1-2027	80,256	82,464
FHLB	2.50	6-1-2028	95,733	98,316
FHLB	2.50	8-1-2028	928,109	953,123
FHLB	2.50	9-1-2028	4,285,439	4,400,766
FHLB	2.50	9-1-2028	420,918	432,399
FHLB	2.50	9-1-2028	2,805,948	2,881,481
FHLB	2.50	10-1-2028	895,101	919,204
FHLB	2.50	10-1-2028	145,572	149,489
FHLB	2.50	11-1-2028	737,263	756,595
FHLB	2.50	11-1-2028	2,678,123	2,750,295
FHLB	3.00	10-1-2042	717,699	732,857
FHLB	3.00	10-1-2042	8,559,322	8,740,088
FHLB	3.00	11-1-2042	437,790	446,778
FHLB	3.00	11-1-2042	233,496	238,427
FHLB	3.00	11-1-2042	4,409,749	4,502,878
FHLB	3.00	12-1-2042	222,337	226,981
FHLB	3.00	12-1-2042	112,473	114,849
FHLB	3.00	1-1-2043	172,095	175,692
FHLB	3.00	1-1-2043	8,612,064	8,794,048
FHLB	3.00	3-1-2043	89,710	91,574
FHLB	3.00	4-1-2043	723,056	738,083
FHLB	3.00	4-1-2043	8,912,451	9,093,846
FHLB	3.00	5-1-2043	135,667	138,449
FHLB	3.00	6-1-2043	356,724	363,923
FHLB	3.00	7-1-2043	2,009,372	2,050,177
FHLB	3.00	7-1-2043	178,133	181,686
FHLB	3.00	7-1-2043	649,609	663,335
FHLB	3.00	7-1-2043	2,388,574	2,436,825
FHLB	3.00	7-1-2043	179,117	182,735
FHLB	3.00	8-1-2043	26,914	27,451
FHLB	3.00	8-1-2043	679,095	692,813
FHLB	3.00	8-1-2043	2,072,598	2,114,947
FHLB	3.00	8-1-2043	89,461	91,268
FHLB	3.00	8-1-2043	356,272	363,759
FHLB	3.00	8-1-2043	150,365	153,367
FHLB	3.00	8-1-2043	173,473	176,880
FHLB	3.00	8-1-2043	102,339	104,359
FHLB	3.00	9-1-2043	2,666,375	2,719,306
FHLB	3.00	9-1-2043	289,496	295,208
FHLB	3.00	9-1-2043	313,772	320,111
FHLB	3.00	10-1-2043	192,411	196,251
FHLB	3.00	10-1-2043	252,935	258,073

2	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	3.00%	11-1-2043	$78,142	$79,685
FHLB	3.50	8-1-2020	200,410	212,952
FHLB	3.50	9-1-2020	46,593	49,509
FHLB	3.50	10-1-2020	270,267	287,182
FHLB	3.50	11-1-2020	496,357	527,421
FHLB	3.50	11-1-2020	284,099	301,879
FHLB	3.50	11-1-2020	370,867	394,077
FHLB	3.50	12-1-2020	271,435	288,423
FHLB	3.50	1-1-2021	16,372	17,396
FHLB	3.50	4-1-2021	15,659	16,639
FHLB	3.50	4-1-2021	323,428	343,669
FHLB	3.50	12-1-2025	4,492,603	4,805,255
FHLB	3.50	1-1-2029	6,064,265	6,443,794
FHLB	3.50	12-1-2042	2,982,705	3,125,741
FHLB	4.00	6-1-2024	27,201	29,063
FHLB	4.00	7-1-2025	434,981	464,858
FHLB	4.00	4-1-2026	2,270,228	2,426,305
FHLB	4.00	11-1-2040	4,238,221	4,547,882
FHLB	4.00	1-1-2041	6,873,396	7,377,654
FHLB	4.00	2-1-2041	3,150,187	3,391,498
FHLB	4.00	4-1-2041	5,123,309	5,534,764
FHLB	4.50	2-1-2024	70,503	75,752
FHLB	4.50	5-1-2024	72,553	78,258
FHLB	4.50	9-1-2024	26,527	28,623
FHLB	4.50	9-1-2024	56,884	61,400
FHLB	4.50	12-1-2024	98,992	106,812
FHLB	4.50	3-1-2039	57,801	62,659
FHLB	4.50	3-1-2039	573,391	621,892
FHLB	4.50	5-1-2039	147,794	160,443
FHLB	4.50	10-1-2039	100,251	108,946
FHLB	4.50	10-1-2039	107,055	116,306
FHLB	4.50	9-1-2040	94,025	102,225
FHLB	4.50	1-1-2041	303,743	330,273
FHLB	4.50	2-1-2041	971,635	1,056,462
FHLB	4.50	2-1-2041	6,697,495	7,364,829
FHLB	4.50	4-1-2041	2,797,942	3,043,517
FHLB	4.75	12-16-2016	1,000,000	1,073,407
FHLB	4.88	9-8-2017	1,000,000	1,096,753
FHLB	5.00	11-17-2017	4,000,000	4,427,972
FHLB	5.00	12-1-2034	5,734	6,330
FHLB	5.00	8-1-2035	455,262	503,876
FHLB	5.00	11-1-2035	470,361	520,552
FHLB	5.00	12-1-2035	3,476	3,838
FHLB	5.00	1-1-2036	25,613	28,256
FHLB	5.00	6-1-2036	558,946	619,398
FHLB	5.00	3-1-2037	4,537	5,021
FHLB	5.00	7-1-2037	11,216	12,380
FHLB	5.00	3-1-2038	439,376	485,174
FHLB	5.00	5-1-2038	26,727	29,500

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	5.00%	6-1-2038	$5,289	$5,834
FHLB	5.00	9-1-2038	466,353	514,608
FHLB	5.00	5-1-2039	26,778	29,631
FHLB	5.00	1-1-2040	1,726,594	1,911,372
FHLB	5.38	5-18-2016	3,250,000	3,443,921
FHLB	5.38	9-30-2022	1,350,000	1,650,333
FHLB	5.50	12-1-2035	771,815	865,576
FHLB	5.50	7-15-2036	600,000	837,125
FHLB	5.50	12-1-2036	323,277	360,904
FHLB	5.50	3-1-2037	87,219	97,380
FHLB	5.50	7-1-2037	1,484,278	1,661,583
FHLB	5.50	10-1-2037	4,153	4,636
FHLB	5.50	3-1-2038	30,156	33,629
FHLB	5.50	5-1-2038	236,808	264,521
FHLB	5.50	6-1-2038	71,832	80,202
FHLB	5.50	8-1-2038	85,948	96,076
FHLB	5.50	10-1-2038	6,707	7,480
FHLB	5.50	11-1-2038	162,812	183,402
FHLB	6.00	1-1-2032	20,992	23,737
FHLB	6.00	4-1-2033	29,444	33,730
FHLB	6.00	7-1-2036	35,529	40,537
FHLB	6.00	9-1-2036	227,567	258,862
FHLB	6.00	11-1-2036	298,743	339,997
FHLB	6.00	11-1-2036	21,425	24,262
FHLB	6.00	5-1-2037	167,017	188,983
FHLB	6.00	6-1-2037	131,725	149,067
FHLB	6.00	8-1-2037	254,307	287,141
FHLB	6.00	9-1-2037	2,395	2,709
FHLB	6.00	9-1-2037	87,459	98,891
FHLB	6.00	10-1-2037	18,212	20,590
FHLB	6.00	10-1-2037	14,573	16,468
FHLB	6.00	11-1-2037	50,627	57,251
FHLB	6.00	11-1-2037	73,743	83,482
FHLB	6.00	12-1-2037	73,188	82,765
FHLB	6.00	12-1-2037	62,373	70,496
FHLB	6.00	12-1-2037	130,084	147,093
FHLB	6.00	6-1-2038	97,971	111,072
FHLB	6.00	7-1-2038	49,691	56,167
FHLB	6.00	12-1-2039	71,343	80,647
FHLB	6.00	5-1-2040	1,344,417	1,519,693
FHLMC	0.50	5-27-2016	1,000,000	999,454
FHLMC	0.70	9-27-2016	250,000	249,266
FHLMC	0.75	1-12-2018	2,000,000	1,979,780
FHLMC	0.88	2-22-2017	2,000,000	2,008,210
FHLMC	0.88	3-7-2018	2,000,000	1,988,526
FHLMC	1.00	9-27-2017	250,000	250,057
FHLMC	1.00	9-29-2017	2,000,000	2,003,794
FHLMC	1.25	8-1-2019	2,000,000	1,977,906
FHLMC	1.25	10-2-2019	5,000,000	4,929,035

4	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	2.00%	8-25-2016	$1,000,000	$1,022,234
FHLMC	2.00	7-30-2019	100,000	102,010
FHLMC ±	2.13	6-1-2038	637,009	676,513
FHLMC	2.38	1-13-2022	6,080,000	6,266,194
FHLMC	2.50	5-27-2016	1,500,000	1,538,414
FHLMC	2.50	10-1-2029	8,413,781	8,634,165
FHLMC %%	2.50	3-1-2030	8,400,000	8,607,539
FHLMC ±	2.62	10-1-2036	125,717	135,738
FHLMC	3.00	9-1-2021	704,377	737,789
FHLMC	3.00	4-1-2022	600,518	629,003
FHLMC	3.00	9-1-2026	129,193	135,427
FHLMC	3.00	10-1-2026	2,786,072	2,920,893
FHLMC	3.00	11-1-2026	749,004	785,238
FHLMC	3.00	11-1-2026	277,224	290,636
FHLMC	3.00	11-1-2026	46,674	48,925
FHLMC	3.00	12-1-2026	19,764	20,720
FHLMC	3.00	12-1-2026	1,507,669	1,580,585
FHLMC	3.00	12-1-2026	5,504,962	5,771,365
FHLMC	3.00	1-1-2027	2,670,263	2,799,306
FHLMC	3.00	3-1-2027	619,433	649,412
FHLMC	3.00	8-1-2027	1,835,519	1,924,313
FHLMC	3.00	4-1-2028	67,369	70,589
FHLMC	3.00	7-1-2029	6,447,015	6,752,823
FHLMC	3.00	9-1-2029	9,608,620	10,064,397
FHLMC	3.00	3-1-2043	5,334,950	5,446,442
FHLMC	3.50	2-1-2042	12,853,262	13,469,810
FHLMC	3.50	10-1-2042	3,913,742	4,112,964
FHLMC	3.50	10-1-2042	655,158	687,290
FHLMC	3.50	10-1-2042	6,461,766	6,772,681
FHLMC	3.50	7-1-2043	5,432,576	5,691,261
FHLMC	3.50	8-1-2043	8,550,054	8,957,186
FHLMC	3.50	1-1-2044	4,619,581	4,839,553
FHLMC	3.50	6-1-2044	4,652,786	4,874,340
FHLMC	3.50	10-1-2044	12,229,888	12,812,243
FHLMC %%	3.50	3-1-2045	13,000,000	13,601,758
FHLMC	3.75	3-27-2019	2,900,000	3,169,033
FHLMC	4.00	5-1-2023	51,791	55,020
FHLMC	4.00	2-1-2024	117,692	124,995
FHLMC	4.00	5-1-2024	67,449	72,078
FHLMC	4.00	5-1-2024	119,187	127,284
FHLMC	4.00	8-1-2024	173,363	185,281
FHLMC	4.00	1-1-2025	258,889	275,488
FHLMC	4.00	2-1-2025	255,571	273,147
FHLMC	4.00	3-1-2025	1,589,681	1,698,677
FHLMC	4.00	5-1-2025	805,593	860,839
FHLMC	4.00	6-1-2025	575,136	614,762
FHLMC	4.00	6-1-2025	150,443	160,769
FHLMC	4.00	7-1-2025	17,178	18,358
FHLMC	4.00	8-1-2025	111,665	119,354

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	10-1-2025	$42,361	$45,278
FHLMC	4.00	3-1-2026	324,225	346,573
FHLMC	4.00	4-1-2026	501,649	536,319
FHLMC	4.00	5-1-2026	405,265	433,282
FHLMC	4.00	5-1-2029	311,688	335,804
FHLMC	4.00	9-1-2031	372,519	400,303
FHLMC	4.00	10-1-2033	13,259	14,229
FHLMC	4.00	8-1-2036	6,595	7,058
FHLMC	4.00	4-1-2039	600,321	651,504
FHLMC	4.00	5-1-2039	237,441	254,592
FHLMC	4.00	6-1-2039	204,139	218,916
FHLMC	4.00	2-1-2040	371,652	398,965
FHLMC	4.00	9-1-2040	1,740,778	1,867,934
FHLMC	4.00	10-1-2040	1,674,628	1,808,905
FHLMC	4.00	10-1-2040	420,744	450,958
FHLMC	4.00	10-1-2040	1,078,318	1,157,204
FHLMC	4.00	11-1-2040	226,259	242,826
FHLMC	4.00	12-1-2040	5,325,997	5,722,416
FHLMC	4.00	12-1-2040	103,658	111,253
FHLMC	4.00	4-1-2041	26,361	28,290
FHLMC	4.00	6-1-2041	425,004	456,197
FHLMC	4.00	6-1-2041	10,230	10,980
FHLMC	4.00	10-1-2041	45,544	48,857
FHLMC	4.00	10-1-2041	276,757	296,180
FHLMC	4.00	11-1-2041	317,004	339,960
FHLMC	4.00	11-1-2041	67,015	71,874
FHLMC	4.00	11-1-2041	33,410	35,836
FHLMC	4.00	11-1-2041	24,527	26,321
FHLMC	4.00	11-1-2041	359,172	385,211
FHLMC	4.00	12-1-2041	8,926,047	9,575,068
FHLMC	4.00	1-1-2042	2,676,791	2,871,020
FHLMC	4.00	1-1-2042	118,735	127,342
FHLMC	4.00	2-1-2042	51,921	55,698
FHLMC	4.00	4-1-2042	9,581,545	10,295,073
FHLMC	4.00	5-1-2044	7,253,503	7,762,542
FHLMC	4.00	5-1-2044	9,726,447	10,429,993
FHLMC	4.50	4-1-2018	32,152	33,745
FHLMC	4.50	8-1-2018	480,938	504,758
FHLMC	4.50	10-1-2018	98,088	102,946
FHLMC	4.50	4-1-2024	81,135	87,087
FHLMC	4.50	8-1-2024	566,533	611,568
FHLMC	4.50	11-1-2024	187,928	201,767
FHLMC	4.50	2-1-2025	517,922	543,862
FHLMC	4.50	8-1-2035	46,588	50,806
FHLMC	4.50	9-1-2035	64,913	70,428
FHLMC	4.50	1-1-2037	90,364	98,169
FHLMC	4.50	10-1-2038	311,266	337,752
FHLMC	4.50	2-1-2039	34,262	37,266
FHLMC	4.50	5-1-2039	59,740	64,915

6	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.50%	6-1-2039	$2,181,841	$2,371,068
FHLMC	4.50	9-1-2039	1,399,023	1,520,359
FHLMC	4.50	10-1-2039	230,361	250,326
FHLMC	4.50	10-1-2039	267,127	290,296
FHLMC	4.50	1-1-2040	2,298,186	2,527,070
FHLMC	4.50	2-1-2040	6,898,757	7,549,737
FHLMC	4.50	3-1-2040	3,078,371	3,404,782
FHLMC	4.50	8-1-2040	1,360,634	1,478,964
FHLMC	4.50	9-1-2040	2,840,814	3,124,621
FHLMC	4.50	9-1-2040	314,722	342,172
FHLMC	4.50	2-1-2041	80,446	87,486
FHLMC	4.50	4-1-2041	3,604,935	3,920,682
FHLMC	4.50	7-1-2041	7,058,291	7,678,898
FHLMC	4.50	7-1-2041	174,899	190,219
FHLMC	4.50	10-1-2041	1,282,281	1,393,614
FHLMC	4.88	6-13-2018	1,700,000	1,900,326
FHLMC	5.00	7-1-2022	476	502
FHLMC	5.00	6-1-2023	30,083	32,462
FHLMC	5.00	6-1-2023	5,940	6,333
FHLMC	5.00	6-1-2023	10,796	11,775
FHLMC	5.00	10-1-2023	2,501	2,638
FHLMC	5.00	8-1-2033	1,406,873	1,565,797
FHLMC	5.00	11-1-2033	124,771	138,220
FHLMC	5.00	3-1-2034	109,315	121,317
FHLMC	5.00	7-1-2035	536,359	594,226
FHLMC	5.00	8-1-2035	175,962	194,900
FHLMC	5.00	9-1-2035	777,632	868,625
FHLMC	5.00	4-1-2036	64,131	71,028
FHLMC	5.00	12-1-2036	47,192	52,134
FHLMC	5.00	2-1-2037	69,700	77,063
FHLMC	5.00	3-1-2039	413,319	462,917
FHLMC	5.00	8-1-2039	922,936	1,029,930
FHLMC	5.00	8-1-2039	4,659,121	5,170,043
FHLMC	5.00	9-1-2039	1,393,587	1,546,618
FHLMC	5.00	12-1-2039	2,021,590	2,264,622
FHLMC	5.00	6-1-2040	4,223,175	4,713,878
FHLMC	5.00	6-1-2040	4,142,422	4,623,724
FHLMC	5.13	11-17-2017	1,000,000	1,108,730
FHLMC	5.25	4-18-2016	650,000	685,761
FHLMC ±	5.31	4-1-2037	41,411	44,358
FHLMC	5.50	7-18-2016	650,000	695,016
FHLMC	5.50	12-1-2016	9,774	10,273
FHLMC	5.50	8-1-2017	723	760
FHLMC	5.50	8-23-2017	3,000,000	3,343,386
FHLMC	5.50	9-1-2017	14,911	15,672
FHLMC	5.50	10-1-2017	980	1,030
FHLMC	5.50	11-1-2017	10,587	11,127
FHLMC	5.50	11-1-2017	15,103	15,874
FHLMC	5.50	12-1-2017	441,811	464,369

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	3-1-2018	$15,887	$16,698
FHLMC	5.50	2-1-2019	177,149	186,193
FHLMC	5.50	12-1-2033	215,601	242,549
FHLMC	5.50	12-1-2034	209,714	236,330
FHLMC	5.50	1-1-2035	551,802	618,233
FHLMC	5.50	6-1-2035	502,055	564,948
FHLMC	5.50	1-1-2036	95,067	106,459
FHLMC	5.50	1-1-2036	40,898	45,798
FHLMC	5.50	2-1-2036	127,694	142,997
FHLMC	5.50	12-1-2036	150,147	167,619
FHLMC	5.50	2-1-2037	153,302	171,314
FHLMC	5.50	3-1-2037	134,566	149,941
FHLMC	5.50	4-1-2037	34,979	39,095
FHLMC	5.50	1-1-2038	367,746	410,635
FHLMC	5.50	2-1-2038	500,859	559,519
FHLMC	5.50	4-1-2038	465,194	525,271
FHLMC	5.50	5-1-2038	1,581,937	1,766,605
FHLMC	5.50	5-1-2038	1,089,666	1,217,127
FHLMC	5.50	5-1-2038	61,640	68,813
FHLMC	5.50	5-1-2038	346,691	391,315
FHLMC	5.50	6-1-2038	9,948	11,101
FHLMC	5.50	7-1-2038	220,396	246,143
FHLMC	5.50	7-1-2038	277,845	310,346
FHLMC	5.50	8-1-2038	372,798	416,686
FHLMC	5.50	8-1-2038	76,837	85,771
FHLMC	5.50	9-1-2038	55,253	61,587
FHLMC	5.50	9-1-2038	116,354	129,894
FHLMC	5.50	1-1-2039	182,451	203,705
FHLMC	5.50	8-1-2039	716,709	809,510
FHLMC	5.50	11-1-2039	1,356,538	1,513,892
FHLMC	5.50	3-1-2040	2,702,153	3,017,994
FHLMC	5.50	4-1-2040	1,897,674	2,120,465
FHLMC ±	5.54	8-1-2038	161,384	163,530
FHLMC	6.00	9-1-2023	83,804	90,743
FHLMC	6.00	11-1-2033	390,160	446,402
FHLMC	6.00	7-1-2034	266,822	305,479
FHLMC	6.00	1-1-2036	48,224	55,179
FHLMC	6.00	2-1-2036	385,359	438,002
FHLMC	6.00	11-1-2036	93,572	106,431
FHLMC	6.00	12-1-2036	36,526	41,537
FHLMC	6.00	2-1-2037	2,962	3,357
FHLMC	6.00	3-1-2037	15,920	17,983
FHLMC	6.00	3-1-2037	151,836	171,492
FHLMC	6.00	4-1-2037	1,868	2,113
FHLMC	6.00	8-1-2037	147,473	167,319
FHLMC	6.00	8-1-2037	40,692	45,966
FHLMC	6.00	8-1-2037	49,259	55,793
FHLMC	6.00	8-1-2037	103,584	117,048
FHLMC	6.00	8-1-2037	20,235	22,897

8	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	9-1-2037	$6,576	$7,437
FHLMC	6.00	9-1-2037	25,795	29,145
FHLMC	6.00	10-1-2037	35,696	40,609
FHLMC	6.00	10-1-2037	31,677	35,832
FHLMC	6.00	10-1-2037	839,079	948,485
FHLMC	6.00	11-1-2037	160,054	180,764
FHLMC	6.00	11-1-2037	24,772	28,000
FHLMC	6.00	12-1-2037	71,248	80,554
FHLMC	6.00	12-1-2037	416,129	470,465
FHLMC	6.00	1-1-2038	27,413	30,966
FHLMC	6.00	2-1-2038	19,879	22,447
FHLMC	6.00	2-1-2038	66,809	75,490
FHLMC	6.00	5-1-2038	61,488	69,748
FHLMC	6.00	6-1-2038	32,045	36,204
FHLMC	6.00	6-1-2038	37,678	42,568
FHLMC	6.00	6-1-2038	39,535	44,667
FHLMC	6.00	7-1-2038	454,621	513,625
FHLMC	6.00	7-1-2038	80,580	91,062
FHLMC	6.00	8-1-2038	56,307	63,658
FHLMC	6.00	8-1-2038	96,102	108,576
FHLMC	6.00	9-1-2038	69,845	78,952
FHLMC	6.00	9-1-2038	52,381	59,187
FHLMC	6.00	9-1-2038	33,721	38,119
FHLMC	6.00	10-1-2038	48,630	54,968
FHLMC	6.00	11-1-2038	44,413	50,197
FHLMC	6.00	12-1-2038	1,355	1,531
FHLMC	6.00	3-1-2039	26,749	30,229
FHLMC	6.00	6-1-2039	3,746	4,233
FHLMC	6.25	7-15-2032	1,500,000	2,218,466
FHLMC	6.50	6-1-2036	19,983	22,776
FHLMC	6.50	10-1-2037	75,561	88,306
FHLMC	6.50	12-1-2037	106,831	121,764
FHLMC	6.50	3-1-2038	28,753	32,772
FHLMC	6.50	3-1-2038	101,456	115,638
FHLMC	6.50	1-1-2039	27,536	31,385
FHLMC	6.50	4-1-2039	238,751	281,303
FHLMC	6.50	4-1-2039	232,173	264,628
FHLMC	6.75	3-15-2031	1,000,000	1,515,038
FICO	9.65	11-2-2018	500,000	647,222
FNMA	5.00	12-1-2035	7,226	8,031
FNMA ¤	0.00	6-1-2017	300,000	294,111
FNMA ¤	0.00	10-9-2019	200,000	182,039
FNMA	0.38	7-5-2016	2,000,000	1,996,706
FNMA	0.50	3-30-2016	2,000,000	2,002,788
FNMA	0.63	8-26-2016	1,000,000	1,001,956
FNMA	0.75	4-20-2017	2,000,000	1,999,466
FNMA	0.88	10-26-2017	5,250,000	5,240,986
FNMA	0.88	12-20-2017	2,000,000	1,990,908
FNMA	0.88	2-8-2018	1,000,000	994,102

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	0.88%	5-21-2018	$1,000,000	$991,572
FNMA	0.90	11-7-2017	250,000	248,720
FNMA	0.95	8-23-2017	1,000,000	994,006
FNMA	1.00	5-21-2018	100,000	98,991
FNMA	1.13	4-27-2017	1,000,000	1,007,984
FNMA	1.25	9-28-2016	1,000,000	1,011,017
FNMA	1.25	1-30-2017	1,500,000	1,516,511
FNMA	1.38	11-15-2016	2,000,000	2,025,176
FNMA	1.55	10-29-2019	1,000,000	990,210
FNMA	1.63	11-27-2018	2,000,000	2,021,710
FNMA	1.70	10-4-2019	125,000	125,028
FNMA	1.75	1-30-2019	200,000	203,248
FNMA	1.75	5-30-2019	2,000,000	2,020,162
FNMA	1.75	9-12-2019	2,000,000	2,017,238
FNMA	1.88	2-19-2019	3,000,000	3,054,033
FNMA ±	2.13	10-1-2037	387,910	412,223
FNMA	2.20	10-25-2022	150,000	147,556
FNMA	2.25	10-17-2022	1,000,000	975,804
FNMA ±	2.28	4-1-2036	91,064	96,913
FNMA ±	2.36	3-1-2037	106,234	113,449
FNMA	2.38	4-11-2016	1,000,000	1,022,245
FNMA ±	2.40	12-1-2036	13,748	14,733
FNMA ±	2.41	4-1-2038	80,146	86,034
FNMA ±	2.45	6-1-2035	109,638	117,755
FNMA ±	2.47	1-1-2037	19,062	20,551
FNMA	2.50	10-1-2027	3,277,553	3,365,687
FNMA	2.50	3-1-2028	3,728,234	3,828,474
FNMA	2.50	4-1-2028	6,237,565	6,401,738
FNMA	2.50	7-1-2028	8,869,224	9,102,104
FNMA	2.50	7-1-2028	8,343,309	8,562,094
FNMA	2.50	7-1-2028	5,761,710	5,913,047
FNMA	2.50	10-1-2028	6,647,294	6,816,728
FNMA	2.50	2-1-2030	5,000,000	5,126,687
FNMA	2.50	1-1-2038	327,890	322,923
FNMA	2.50	10-1-2042	590,507	581,558
FNMA	2.50	11-1-2042	70,585	69,515
FNMA	2.50	2-1-2043	226,206	222,778
FNMA	2.50	3-1-2043	249,441	245,660
FNMA	2.50	3-1-2043	137,315	135,233
FNMA	2.50	3-1-2043	268,514	264,444
FNMA	2.50	4-1-2043	176,180	173,509
FNMA	2.50	4-1-2043	396,013	390,011
FNMA	2.50	8-1-2043	1,372,032	1,351,234
FNMA	2.50	8-1-2043	331,091	326,072
FNMA	2.50	8-1-2043	631,451	621,878
FNMA ±	2.55	3-1-2036	54,786	55,627
FNMA	2.63	9-6-2024	1,000,000	1,028,563
FNMA ±	2.64	2-1-2042	2,841,501	2,986,469
FNMA	3.00	10-1-2021	5,853,882	6,137,705

10	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	8-1-2026	$224,875	$235,890
FNMA	3.00	9-1-2026	142,244	149,193
FNMA	3.00	11-1-2026	2,279,982	2,392,529
FNMA	3.00	11-1-2026	218,607	229,346
FNMA	3.00	2-1-2027	1,315,534	1,380,339
FNMA	3.00	2-1-2027	139,141	146,008
FNMA	3.00	4-1-2027	258,736	271,524
FNMA	3.00	5-1-2027	299,852	314,653
FNMA	3.00	6-1-2027	205,028	215,146
FNMA	3.00	7-1-2027	356,827	374,441
FNMA	3.00	7-1-2027	474,005	497,398
FNMA	3.00	8-1-2027	2,409,283	2,528,194
FNMA	3.00	8-1-2027	13,237,380	13,890,985
FNMA	3.00	8-1-2027	2,367,348	2,484,110
FNMA	3.00	9-1-2027	1,848,220	1,939,567
FNMA	3.00	9-1-2027	1,813,934	1,903,562
FNMA	3.00	9-1-2027	7,594,807	7,968,999
FNMA	3.00	9-1-2027	2,840,022	2,980,419
FNMA	3.00	10-1-2027	3,371,526	3,537,949
FNMA	3.00	9-1-2042	2,288,970	2,334,422
FNMA	3.00	9-1-2042	39,052	39,890
FNMA	3.00	9-1-2042	694,770	709,686
FNMA	3.00	9-1-2042	444,575	453,403
FNMA	3.00	10-1-2042	4,462,877	4,558,696
FNMA	3.00	10-1-2042	4,628,826	4,728,210
FNMA	3.00	10-1-2042	1,211,241	1,237,197
FNMA	3.00	11-1-2042	8,666,506	8,852,582
FNMA	3.00	12-1-2042	8,714,555	8,901,660
FNMA	3.00	1-1-2043	8,676,891	8,863,296
FNMA	3.00	2-1-2043	9,050,517	9,242,716
FNMA	3.00	3-1-2043	10,560,732	10,782,206
FNMA	3.00	4-1-2043	8,926,501	9,111,475
FNMA	3.00	5-1-2043	9,083,954	9,272,308
FNMA	3.00	5-1-2043	2,267,218	2,314,483
FNMA	3.00	6-1-2043	191,291	195,258
FNMA	3.00	6-1-2043	4,456,869	4,547,907
FNMA	3.00	7-1-2043	978,859	998,976
FNMA	3.00	7-1-2043	8,969,589	9,153,282
FNMA	3.00	8-1-2043	375,942	383,616
FNMA	3.00	8-1-2043	961,447	980,834
FNMA	3.00	8-1-2043	428,992	437,709
FNMA	3.00	12-1-2043	301,388	307,442
FNMA	3.00	4-1-2044	295,092	300,951
FNMA	3.00	7-1-2044	355,544	362,604
FNMA %%	3.00	3-12-2045	2,000,000	2,037,266
FNMA ±	3.01	3-1-2041	2,200,138	2,345,626
FNMA ±	3.07	3-1-2041	2,991,056	3,179,824
FNMA	3.40	9-27-2032	250,000	249,252
FNMA ±	3.43	10-1-2040	1,865,615	1,991,071

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	11-1-2025	$2,183,198	$2,318,848
FNMA	3.50	12-1-2025	5,400,070	5,760,427
FNMA	3.50	12-1-2026	8,172,431	8,678,559
FNMA	3.50	1-1-2027	7,336,434	7,785,111
FNMA	3.50	10-1-2029	8,593,286	9,141,415
FNMA	3.50	1-1-2036	27,352	28,733
FNMA	3.50	10-1-2040	1,500,622	1,576,333
FNMA	3.50	12-1-2040	199,929	210,022
FNMA	3.50	1-1-2041	1,215,700	1,278,257
FNMA	3.50	1-1-2041	43,065	45,232
FNMA	3.50	1-1-2041	104,492	109,770
FNMA	3.50	1-1-2041	46,395	48,721
FNMA	3.50	1-1-2041	397,843	417,923
FNMA	3.50	2-1-2041	544,812	574,096
FNMA	3.50	2-1-2041	36,165	37,954
FNMA	3.50	2-1-2041	539,199	565,872
FNMA	3.50	2-1-2041	2,836,643	2,979,579
FNMA	3.50	9-1-2042	7,996,286	8,393,971
FNMA	3.50	9-1-2042	11,675,776	12,254,185
FNMA	3.50	10-1-2042	6,244,878	6,555,741
FNMA	3.50	12-1-2042	1,423,763	1,497,722
FNMA	3.50	4-1-2043	6,380,139	6,715,443
FNMA	3.50	5-1-2043	342,067	359,136
FNMA	3.50	5-1-2043	451,357	475,078
FNMA	3.50	6-1-2043	632,211	663,485
FNMA	3.50	7-1-2043	8,838,965	9,276,207
FNMA	3.50	7-1-2043	10,761,430	11,293,772
FNMA	3.50	8-1-2043	1,358,265	1,427,969
FNMA	3.50	9-1-2043	712,095	747,321
FNMA	3.50	9-1-2043	432,936	454,352
FNMA	3.50	1-1-2044	9,370,623	9,834,165
FNMA	3.50	1-1-2045	12,161,402	12,762,997
FNMA	3.50	1-1-2045	17,915,942	18,802,200
FNMA %%	3.50	3-12-2045	18,000,000	18,863,438
FNMA	4.00	4-1-2018	995	1,053
FNMA	4.00	7-1-2018	1,311,799	1,387,471
FNMA	4.00	7-1-2018	51,363	54,325
FNMA	4.00	7-1-2018	1,889	1,998
FNMA	4.00	7-1-2018	50,445	53,355
FNMA	4.00	8-1-2018	916,809	969,695
FNMA	4.00	8-1-2018	639,340	676,221
FNMA	4.00	8-1-2018	469,025	496,080
FNMA	4.00	8-1-2018	421,419	445,728
FNMA	4.00	9-1-2018	4,184	4,426
FNMA	4.00	9-1-2018	31,492	33,308
FNMA	4.00	2-1-2019	94,031	99,455
FNMA	4.00	4-1-2019	70,268	74,322
FNMA	4.00	4-1-2019	32,914	34,813
FNMA	4.00	5-1-2019	30,284	32,031

12	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	7-1-2019	$467,029	$493,969
FNMA	4.00	12-1-2019	1,184,577	1,252,910
FNMA	4.00	5-1-2020	3,791,779	4,010,509
FNMA	4.00	5-1-2020	1,761,525	1,863,140
FNMA	4.00	6-1-2020	741	784
FNMA	4.00	10-1-2020	37,484	39,653
FNMA	4.00	1-1-2021	486,241	514,569
FNMA	4.00	5-1-2021	266,003	281,765
FNMA	4.00	6-1-2021	274,873	290,865
FNMA	4.00	2-1-2024	9,373	9,930
FNMA	4.00	3-1-2024	477,438	507,283
FNMA	4.00	4-1-2024	855,317	908,861
FNMA	4.00	5-1-2024	33,669	35,777
FNMA	4.00	6-1-2024	88,362	93,653
FNMA	4.00	6-1-2024	183,153	194,586
FNMA	4.00	6-1-2024	75,391	79,950
FNMA	4.00	6-1-2024	291,593	309,791
FNMA	4.00	9-1-2024	73,016	77,439
FNMA	4.00	10-1-2024	68,901	72,983
FNMA	4.00	2-1-2025	496,038	525,447
FNMA	4.00	3-1-2025	2,091,254	2,241,443
FNMA	4.00	3-1-2025	86,148	91,916
FNMA	4.00	7-1-2025	1,366,386	1,452,978
FNMA	4.00	1-1-2026	72,659	77,566
FNMA	4.00	5-1-2026	1,354,194	1,439,034
FNMA	4.00	7-1-2026	551,642	587,208
FNMA	4.00	2-1-2039	81,560	87,274
FNMA	4.00	2-1-2039	332,014	355,275
FNMA	4.00	3-1-2039	46,268	49,510
FNMA	4.00	8-1-2039	1,188,131	1,271,371
FNMA	4.00	8-1-2039	542,455	581,072
FNMA	4.00	8-1-2039	3,386,592	3,674,214
FNMA	4.00	8-1-2039	335,533	359,041
FNMA	4.00	11-1-2039	28,626	30,648
FNMA	4.00	1-1-2040	303,610	325,341
FNMA	4.00	1-1-2040	330,271	353,886
FNMA	4.00	3-1-2040	14,230	15,263
FNMA	4.00	3-1-2040	489,462	524,603
FNMA	4.00	4-1-2040	1,894,780	2,027,527
FNMA	4.00	8-1-2040	80,953	86,799
FNMA	4.00	8-1-2040	1,302,585	1,393,843
FNMA	4.00	8-1-2040	882,261	946,814
FNMA	4.00	8-1-2040	456,779	490,197
FNMA	4.00	9-1-2040	91,598	98,296
FNMA	4.00	9-1-2040	22,693	24,346
FNMA	4.00	9-1-2040	19,878	21,331
FNMA	4.00	10-1-2040	43,087	46,235
FNMA	4.00	10-1-2040	50,446	54,134
FNMA	4.00	10-1-2040	244,774	262,733

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	10-1-2040	$612,055	$656,787
FNMA	4.00	11-1-2040	3,347,863	3,593,913
FNMA	4.00	11-1-2040	418,207	448,829
FNMA	4.00	11-1-2040	81,711	87,717
FNMA	4.00	11-1-2040	396,027	424,945
FNMA	4.00	11-1-2040	191,128	205,102
FNMA	4.00	11-1-2040	291,701	313,094
FNMA	4.00	11-1-2040	42,855	45,985
FNMA	4.00	11-1-2040	29,790	31,967
FNMA	4.00	12-1-2040	448,979	481,977
FNMA	4.00	12-1-2040	956,190	1,026,465
FNMA	4.00	12-1-2040	3,101,607	3,358,241
FNMA	4.00	12-1-2040	156,553	167,993
FNMA	4.00	12-1-2040	80,041	85,879
FNMA	4.00	12-1-2040	14,541	15,606
FNMA	4.00	12-1-2040	28,344	30,424
FNMA	4.00	12-1-2040	108,657	116,550
FNMA	4.00	12-1-2040	382,554	410,558
FNMA	4.00	1-1-2041	4,638,479	4,978,971
FNMA	4.00	1-1-2041	84,538	90,732
FNMA	4.00	1-1-2041	10,617	11,393
FNMA	4.00	2-1-2041	4,933,925	5,294,942
FNMA	4.00	2-1-2041	206,855	221,956
FNMA	4.00	2-1-2041	372,095	399,301
FNMA	4.00	3-1-2041	2,410,459	2,585,670
FNMA	4.00	3-1-2041	126,994	136,286
FNMA	4.00	4-1-2041	306,261	328,738
FNMA	4.00	5-1-2041	5,078,370	5,448,321
FNMA	4.00	7-1-2041	129,922	139,290
FNMA	4.00	7-1-2041	24,025	25,743
FNMA	4.00	8-1-2041	28,685	30,753
FNMA	4.00	8-1-2041	362,244	388,663
FNMA	4.00	10-1-2041	1,766,655	1,894,509
FNMA	4.00	10-1-2041	278,564	298,482
FNMA	4.00	10-1-2041	126,866	136,143
FNMA	4.00	10-1-2041	1,579,431	1,694,302
FNMA	4.00	11-1-2041	386,575	414,509
FNMA	4.00	11-1-2041	1,275,940	1,368,391
FNMA	4.00	12-1-2041	443,814	475,850
FNMA	4.00	12-1-2041	237,082	254,170
FNMA	4.00	12-1-2041	283,739	304,261
FNMA	4.00	1-1-2042	77,926	83,518
FNMA	4.00	1-1-2042	14,234	15,247
FNMA	4.00	2-1-2042	4,136,715	4,433,568
FNMA	4.00	2-1-2042	108,696	117,149
FNMA	4.00	2-1-2042	18,320	19,640
FNMA	4.00	2-1-2042	130,731	140,014
FNMA	4.00	4-1-2042	1,677,330	1,798,011
FNMA	4.00	7-1-2042	73,494	78,647

14	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	10-1-2043	$7,787,341	$8,332,915
FNMA	4.00	10-1-2043	6,005,865	6,426,630
FNMA	4.00	12-1-2043	5,470,542	5,859,535
FNMA	4.00	7-1-2044	6,954,380	7,441,598
FNMA	4.00	9-1-2044	14,350,342	15,355,714
FNMA	4.00	10-1-2044	11,416,590	12,216,426
FNMA %%	4.00	3-12-2045	23,250,000	24,859,082
FNMA	4.50	5-1-2015	467	489
FNMA	4.50	3-1-2018	21,042	22,040
FNMA	4.50	4-1-2018	100,892	105,677
FNMA	4.50	12-1-2018	13,243	13,877
FNMA	4.50	5-1-2019	12,117	12,750
FNMA	4.50	1-1-2020	26,736	28,191
FNMA	4.50	8-1-2020	14,113	14,884
FNMA	4.50	10-1-2020	47,190	49,766
FNMA	4.50	10-1-2020	29,531	30,951
FNMA	4.50	12-1-2020	66,347	70,025
FNMA	4.50	1-1-2021	33,850	35,472
FNMA	4.50	3-1-2022	44,057	46,170
FNMA	4.50	3-1-2022	324,954	341,015
FNMA	4.50	5-1-2022	8,311	8,710
FNMA	4.50	11-1-2022	71,319	75,316
FNMA	4.50	2-1-2023	262,836	278,920
FNMA	4.50	3-1-2023	6,298	6,752
FNMA	4.50	3-1-2023	149,860	160,597
FNMA	4.50	3-1-2023	23,527	25,199
FNMA	4.50	5-1-2023	108,636	113,809
FNMA	4.50	5-1-2023	39,699	42,558
FNMA	4.50	5-1-2023	22,920	24,543
FNMA	4.50	5-1-2023	13,159	13,930
FNMA	4.50	6-1-2023	194,443	208,523
FNMA	4.50	12-1-2023	98,188	105,755
FNMA	4.50	3-1-2024	17,158	18,394
FNMA	4.50	5-1-2024	278,602	298,722
FNMA	4.50	5-1-2024	19,931	21,473
FNMA	4.50	7-1-2024	1,085,076	1,169,654
FNMA	4.50	8-1-2024	8,102	8,729
FNMA	4.50	8-1-2024	138,685	149,463
FNMA	4.50	8-1-2024	90,682	97,738
FNMA	4.50	1-1-2025	1,395,399	1,503,770
FNMA	4.50	3-1-2025	1,421,955	1,532,347
FNMA	4.50	3-1-2025	83,112	89,157
FNMA	4.50	4-1-2025	34,066	37,006
FNMA	4.50	4-1-2025	146,236	157,308
FNMA	4.50	10-1-2025	213,414	231,799
FNMA	4.50	2-1-2026	121,550	132,048
FNMA	4.50	2-1-2026	29,960	31,405
FNMA	4.50	4-1-2026	570,705	614,897
FNMA	4.50	5-1-2026	61,326	66,088

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	6-1-2026	$21,776	$23,342
FNMA	4.50	4-1-2028	41,065	44,612
FNMA	4.50	4-1-2028	19,786	21,497
FNMA	4.50	4-1-2028	41,858	45,485
FNMA	4.50	3-1-2029	35,883	38,971
FNMA	4.50	5-1-2029	4,639,574	5,039,442
FNMA	4.50	10-1-2029	313,054	340,115
FNMA	4.50	9-1-2033	354,961	387,418
FNMA	4.50	4-1-2035	86,856	94,355
FNMA	4.50	5-1-2035	20,160	22,033
FNMA	4.50	7-1-2035	3,777	4,123
FNMA	4.50	8-1-2035	6,612	7,221
FNMA	4.50	9-1-2035	2,110,263	2,303,893
FNMA	4.50	9-1-2035	421,250	460,023
FNMA	4.50	9-1-2035	29,993	32,764
FNMA	4.50	10-1-2035	83,431	91,130
FNMA	4.50	3-1-2038	433,592	473,063
FNMA	4.50	2-1-2039	64,343	70,062
FNMA	4.50	2-1-2039	24,452	26,591
FNMA	4.50	2-1-2039	325,413	354,315
FNMA	4.50	2-1-2039	15,664	17,052
FNMA	4.50	3-1-2039	1,238,977	1,345,523
FNMA	4.50	3-1-2039	1,484,631	1,616,687
FNMA	4.50	4-1-2039	1,558,676	1,697,060
FNMA	4.50	4-1-2039	1,416,519	1,541,897
FNMA	4.50	4-1-2039	456,254	496,470
FNMA	4.50	4-1-2039	8,932	9,713
FNMA	4.50	5-1-2039	673,973	741,355
FNMA	4.50	5-1-2039	1,814,621	1,994,835
FNMA	4.50	6-1-2039	992,552	1,081,403
FNMA	4.50	9-1-2039	1,588,356	1,744,243
FNMA	4.50	12-1-2039	168,515	183,653
FNMA	4.50	2-1-2040	3,397,170	3,731,172
FNMA	4.50	2-1-2040	2,480,527	2,704,043
FNMA	4.50	3-1-2040	2,633,237	2,904,581
FNMA	4.50	5-1-2040	2,253,828	2,471,738
FNMA	4.50	5-1-2040	1,012,744	1,107,012
FNMA	4.50	6-1-2040	820,376	894,448
FNMA	4.50	8-1-2040	2,427,464	2,649,657
FNMA	4.50	8-1-2040	253,794	276,485
FNMA	4.50	9-1-2040	34,693	37,811
FNMA	4.50	10-1-2040	2,377,753	2,592,435
FNMA	4.50	10-1-2040	376,354	410,552
FNMA	4.50	11-1-2040	1,814,298	1,978,713
FNMA	4.50	2-1-2041	7,227,155	7,883,500
FNMA	4.50	2-1-2041	5,430,784	5,923,821
FNMA	4.50	4-1-2041	1,593,576	1,738,144
FNMA	4.50	5-1-2041	8,793,240	9,593,002
FNMA	4.50	5-1-2041	11,724	12,795

16	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	1-1-2042	$7,747,721	$8,435,491
FNMA	4.50	9-1-2043	5,471,149	5,949,274
FNMA	4.88	12-15-2016	950,000	1,023,543
FNMA	5.00	8-1-2015	34,701	36,573
FNMA	5.00	11-1-2015	49,405	52,071
FNMA	5.00	2-13-2017	500,000	541,321
FNMA	5.00	5-11-2017	1,200,000	1,311,599
FNMA	5.00	12-1-2017	270,314	284,900
FNMA	5.00	6-1-2018	186,317	196,371
FNMA	5.00	10-1-2018	123,731	130,423
FNMA	5.00	11-1-2018	41,177	43,399
FNMA	5.00	6-1-2019	97,037	103,078
FNMA	5.00	9-1-2019	243,996	258,748
FNMA	5.00	10-1-2019	147,665	156,870
FNMA	5.00	11-1-2019	133,932	141,186
FNMA	5.00	6-1-2020	67,159	72,046
FNMA	5.00	5-1-2023	75,742	81,655
FNMA	5.00	5-1-2023	459,905	495,946
FNMA	5.00	6-1-2023	63,728	68,684
FNMA	5.00	6-1-2023	204,125	220,079
FNMA	5.00	9-1-2024	110,432	122,457
FNMA	5.00	3-1-2025	1,223,189	1,335,191
FNMA	5.00	4-1-2034	197,103	220,934
FNMA	5.00	4-1-2034	574,322	640,811
FNMA	5.00	4-1-2035	1,779,032	1,982,887
FNMA	5.00	6-1-2035	560,123	622,399
FNMA	5.00	7-1-2035	28,609	31,809
FNMA	5.00	7-1-2035	57,035	63,320
FNMA	5.00	7-1-2035	40,624	45,179
FNMA	5.00	8-1-2035	74,711	83,144
FNMA	5.00	10-1-2035	2,273,097	2,528,283
FNMA	5.00	11-1-2035	595,580	662,802
FNMA	5.00	2-1-2036	2,759,354	3,067,919
FNMA	5.00	7-1-2036	46,532	51,599
FNMA	5.00	11-1-2036	198,330	220,633
FNMA	5.00	11-1-2036	217,864	241,587
FNMA	5.00	5-1-2037	52,259	57,950
FNMA	5.00	5-1-2037	57,860	64,160
FNMA	5.00	5-1-2037	180,399	200,042
FNMA	5.00	6-1-2037	54,915	60,894
FNMA	5.00	8-1-2037	398,364	441,741
FNMA	5.00	2-1-2038	1,429,866	1,590,845
FNMA	5.00	3-1-2038	828,430	918,635
FNMA	5.00	4-1-2038	55,232	61,247
FNMA	5.00	5-1-2038	272,525	302,199
FNMA	5.00	5-1-2038	165,302	183,302
FNMA	5.00	5-1-2038	125,730	139,421
FNMA	5.00	7-1-2038	7,062	7,831
FNMA	5.00	7-1-2038	7,901	8,761

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	11-1-2038	$7,069	$7,838
FNMA	5.00	11-1-2038	273,830	303,647
FNMA	5.00	11-1-2038	101,923	113,021
FNMA	5.00	4-1-2039	261,853	290,365
FNMA	5.00	4-1-2039	353,220	391,681
FNMA	5.00	6-1-2039	609,611	675,990
FNMA	5.00	7-1-2039	453,616	503,009
FNMA	5.00	8-1-2039	4,446,486	4,932,366
FNMA	5.00	10-1-2039	802,430	890,349
FNMA	5.00	7-1-2040	6,638,970	7,436,329
FNMA	5.00	9-1-2040	4,088,627	4,542,112
FNMA	5.00	4-1-2041	2,546,042	2,827,187
FNMA	5.00	8-1-2041	351,480	391,245
FNMA	5.38	7-15-2016	1,000,000	1,067,647
FNMA	5.38	6-12-2017	1,500,000	1,661,724
FNMA	5.45	10-18-2021	200,000	215,197
FNMA	5.50	2-1-2016	2,893	3,057
FNMA	5.50	6-1-2016	62,989	66,555
FNMA	5.50	8-1-2016	13,403	14,162
FNMA	5.50	11-1-2016	94,021	99,344
FNMA	5.50	11-1-2016	4,762	5,032
FNMA	5.50	1-1-2017	59,954	63,348
FNMA	5.50	2-1-2017	27,087	28,621
FNMA	5.50	2-1-2017	1,929	2,038
FNMA	5.50	4-1-2017	54,042	57,102
FNMA	5.50	6-1-2017	104,364	110,272
FNMA	5.50	7-1-2017	111,810	118,140
FNMA	5.50	8-1-2017	28,701	30,326
FNMA	5.50	10-1-2017	103,198	109,040
FNMA	5.50	3-1-2018	35,888	37,920
FNMA	5.50	4-1-2018	50,915	53,798
FNMA	5.50	12-1-2018	505,869	534,509
FNMA	5.50	5-1-2021	176,264	186,243
FNMA	5.50	12-1-2021	20,854	22,035
FNMA	5.50	5-1-2023	168,328	182,233
FNMA	5.50	2-1-2024	17,732	19,173
FNMA	5.50	6-1-2024	163,131	177,167
FNMA	5.50	8-1-2025	91,805	104,108
FNMA	5.50	7-1-2033	147,220	166,073
FNMA	5.50	9-1-2033	346,248	391,177
FNMA	5.50	11-1-2033	168,352	190,361
FNMA	5.50	7-1-2034	182,299	205,908
FNMA	5.50	9-1-2034	73,138	82,700
FNMA	5.50	10-1-2034	55,804	62,723
FNMA	5.50	12-1-2034	324,471	366,590
FNMA	5.50	1-1-2035	292,496	330,466
FNMA	5.50	1-1-2035	1,975,645	2,232,446
FNMA	5.50	6-1-2035	398,957	449,599
FNMA	5.50	8-1-2035	274,487	309,162

18	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	8-1-2035	$567,490	$639,636
FNMA	5.50	8-1-2035	44,736	50,283
FNMA	5.50	9-1-2035	412,790	469,896
FNMA	5.50	12-1-2035	584,089	657,444
FNMA	5.50	12-1-2035	519,295	584,537
FNMA	5.50	1-1-2036	1,394,331	1,569,915
FNMA	5.50	2-1-2036	309,402	348,718
FNMA	5.50	4-1-2036	381,920	430,217
FNMA	5.50	4-1-2036	2,136,886	2,401,832
FNMA	5.50	4-1-2036	942,141	1,058,954
FNMA	5.50	9-1-2036	28,323	31,835
FNMA	5.50	2-1-2037	214,924	241,572
FNMA	5.50	3-1-2037	68,796	77,326
FNMA	5.50	5-1-2037	104,548	117,510
FNMA	5.50	6-1-2037	219,316	249,866
FNMA	5.50	7-1-2037	73,411	82,513
FNMA	5.50	7-1-2037	27,126	30,489
FNMA	5.50	2-1-2038	72,833	81,863
FNMA	5.50	2-1-2038	85,797	96,434
FNMA	5.50	2-1-2038	618,837	695,565
FNMA	5.50	3-1-2038	22,134	24,879
FNMA	5.50	4-1-2038	755,563	849,243
FNMA	5.50	5-1-2038	72,266	81,226
FNMA	5.50	5-1-2038	469,299	527,486
FNMA	5.50	5-1-2038	1,032,840	1,160,899
FNMA	5.50	6-1-2038	2,440,468	2,743,054
FNMA	5.50	6-1-2038	220,857	248,240
FNMA	5.50	7-1-2038	1,043,694	1,173,098
FNMA	5.50	7-1-2038	10,916	12,269
FNMA	5.50	8-1-2038	53,120	59,829
FNMA	5.50	9-1-2038	266,487	299,527
FNMA	5.50	11-1-2038	606,412	681,599
FNMA	5.50	11-1-2038	579,221	651,036
FNMA	5.50	1-1-2039	423,009	475,456
FNMA	5.50	2-1-2039	2,103,807	2,371,028
FNMA	5.50	5-1-2039	383,423	430,962
FNMA	5.50	6-1-2039	878,235	987,125
FNMA	5.50	12-1-2039	9,553	10,737
FNMA	5.50	6-1-2040	15,649	17,628
FNMA	5.50	9-1-2040	180,074	202,401
FNMA	5.50	2-1-2041	241,374	271,301
FNMA	5.63	7-15-2037	150,000	212,750
FNMA	6.00	7-1-2016	3,823	3,918
FNMA	6.00	9-1-2016	2,057	2,116
FNMA	6.00	11-1-2017	138,917	145,497
FNMA	6.00	11-1-2017	343	345
FNMA	6.00	1-1-2018	47,567	48,812
FNMA	6.00	1-1-2018	40,811	42,993
FNMA	6.00	5-1-2021	130,367	141,540

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	5-1-2021	$124,832	$135,077
FNMA	6.00	9-1-2021	67,884	74,410
FNMA	6.00	8-1-2022	43,827	47,271
FNMA	6.00	10-1-2022	108,477	119,402
FNMA	6.00	9-1-2024	8,975	9,799
FNMA	6.00	11-1-2033	31,344	36,129
FNMA	6.00	8-1-2034	124,391	142,562
FNMA	6.00	9-1-2034	90,600	103,798
FNMA	6.00	10-1-2034	147,121	168,612
FNMA	6.00	11-1-2034	144,538	165,597
FNMA	6.00	3-1-2035	47,693	54,435
FNMA	6.00	1-1-2036	380,055	435,076
FNMA	6.00	3-1-2036	30,332	34,465
FNMA	6.00	4-18-2036	500,000	529,343
FNMA	6.00	9-1-2036	3,101	3,523
FNMA	6.00	9-1-2036	72,951	83,093
FNMA	6.00	9-1-2036	123,867	140,736
FNMA	6.00	11-1-2036	1,106,162	1,258,323
FNMA	6.00	1-1-2037	520,459	592,818
FNMA	6.00	2-1-2037	2,370	2,697
FNMA	6.00	2-1-2037	1,527,560	1,738,184
FNMA	6.00	3-1-2037	225,965	257,018
FNMA	6.00	4-1-2037	12,780	14,534
FNMA	6.00	5-1-2037	515,275	586,642
FNMA	6.00	5-1-2037	5,543	6,309
FNMA	6.00	6-1-2037	8,471	9,639
FNMA	6.00	7-1-2037	797,623	908,477
FNMA	6.00	8-1-2037	4,119	4,680
FNMA	6.00	8-1-2037	587,431	668,345
FNMA	6.00	8-1-2037	158,473	180,985
FNMA	6.00	8-1-2037	28,864	32,795
FNMA	6.00	9-1-2037	62,079	70,659
FNMA	6.00	9-1-2037	42,630	48,435
FNMA	6.00	9-1-2037	42,466	48,327
FNMA	6.00	9-1-2037	4,154	4,719
FNMA	6.00	9-1-2037	369,187	420,271
FNMA	6.00	9-1-2037	36,865	41,944
FNMA	6.00	9-1-2037	28,613	32,582
FNMA	6.00	9-1-2037	55,189	62,795
FNMA	6.00	9-1-2037	65,460	74,597
FNMA	6.00	10-1-2037	908,177	1,032,589
FNMA	6.00	10-1-2037	3,436	3,909
FNMA	6.00	10-1-2037	478,988	544,885
FNMA	6.00	10-1-2037	118,329	134,444
FNMA	6.00	10-1-2037	30,631	34,802
FNMA	6.00	10-1-2037	1,887	2,148
FNMA	6.00	10-1-2037	104,760	119,288
FNMA	6.00	11-1-2037	35,173	40,034
FNMA	6.00	11-1-2037	5,049	5,736

20	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	11-1-2037	$6,641	$7,545
FNMA	6.00	11-1-2037	23,458	26,653
FNMA	6.00	11-1-2037	17,299	19,708
FNMA	6.00	12-1-2037	25,997	29,611
FNMA	6.00	1-1-2038	334,427	379,970
FNMA	6.00	1-1-2038	40,465	46,073
FNMA	6.00	1-1-2038	24,219	27,567
FNMA	6.00	2-1-2038	1,044	1,186
FNMA	6.00	2-1-2038	127,512	145,358
FNMA	6.00	2-1-2038	30,359	34,493
FNMA	6.00	2-1-2038	91,417	104,143
FNMA	6.00	6-1-2038	33,060	37,562
FNMA	6.00	7-1-2038	233,040	264,871
FNMA	6.00	7-1-2038	59,692	67,894
FNMA	6.00	7-1-2038	7,058	8,031
FNMA	6.00	7-1-2038	151,866	172,547
FNMA	6.00	8-1-2038	42,967	48,818
FNMA	6.00	8-1-2038	1,347	1,532
FNMA	6.00	8-1-2038	56,874	64,671
FNMA	6.00	8-1-2038	17,049	19,412
FNMA	6.00	8-1-2038	10,709	12,167
FNMA	6.00	8-1-2038	48,705	55,338
FNMA	6.00	9-1-2038	52,400	59,584
FNMA	6.00	9-1-2038	26,853	30,510
FNMA	6.00	9-1-2038	48,922	55,673
FNMA	6.00	9-1-2038	6,869	7,869
FNMA	6.00	9-1-2038	3,826	4,352
FNMA	6.00	9-1-2038	11,002	12,631
FNMA	6.00	9-1-2038	97,320	110,605
FNMA	6.00	9-1-2038	2,767	3,149
FNMA	6.00	9-1-2038	52,341	59,469
FNMA	6.00	9-1-2038	38,383	43,610
FNMA	6.00	9-1-2038	39,188	45,353
FNMA	6.00	9-1-2038	27,402	31,183
FNMA	6.00	9-1-2038	17,234	19,594
FNMA	6.00	10-1-2038	66,161	75,171
FNMA	6.00	10-1-2038	18,574	21,104
FNMA	6.00	10-1-2038	13,964	15,866
FNMA	6.00	11-1-2038	32,169	36,550
FNMA	6.00	11-1-2038	7,364	8,384
FNMA	6.00	11-1-2038	42,235	48,012
FNMA	6.00	11-1-2038	280,823	319,237
FNMA	6.00	11-1-2038	16,994	19,308
FNMA	6.00	11-1-2038	30,868	35,072
FNMA	6.00	12-1-2038	45,326	51,499
FNMA	6.00	12-1-2038	27,034	30,715
FNMA	6.00	12-1-2038	60,962	69,349
FNMA	6.00	1-1-2039	19,793	22,489
FNMA	6.00	1-1-2039	59,887	68,043

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	2-1-2039	$55,978	$63,765
FNMA	6.00	3-1-2039	8,406	9,576
FNMA	6.00	9-1-2039	139,633	159,266
FNMA	6.00	9-1-2039	2,175	2,477
FNMA	6.00	10-1-2039	2,362,360	2,688,495
FNMA	6.00	4-1-2040	2,860,083	3,260,301
FNMA	6.00	6-1-2040	15,956	18,167
FNMA	6.21	8-6-2038	200,000	304,033
FNMA	6.25	5-15-2029	500,000	707,678
FNMA	6.50	6-1-2036	44,842	51,275
FNMA	6.50	7-1-2036	149,978	171,495
FNMA	6.50	9-1-2036	88,289	106,761
FNMA	6.50	9-1-2036	6,327	7,265
FNMA	6.50	12-1-2036	360,185	413,130
FNMA	6.50	3-1-2037	16,485	18,850
FNMA	6.50	4-1-2037	30,071	34,385
FNMA	6.50	5-1-2037	55,354	63,296
FNMA	6.50	5-1-2037	1,493	1,708
FNMA	6.50	6-1-2037	90,010	103,331
FNMA	6.50	6-1-2037	147,160	168,273
FNMA	6.50	8-1-2037	29,182	33,428
FNMA	6.50	9-1-2037	3,286	3,982
FNMA	6.50	9-1-2037	593,418	713,807
FNMA	6.50	9-1-2037	474,390	547,785
FNMA	6.50	10-1-2037	3,157	3,610
FNMA	6.50	10-1-2037	159,056	192,291
FNMA	6.50	10-1-2037	53,729	61,437
FNMA	6.50	10-1-2037	967,319	1,106,100
FNMA	6.50	11-1-2037	12,288	14,051
FNMA	6.50	11-1-2037	182,217	208,360
FNMA	6.50	11-1-2037	66,048	75,524
FNMA	6.50	1-1-2038	168,125	192,246
FNMA	6.50	1-1-2038	33,539	38,351
FNMA	6.50	3-1-2038	9,496	11,391
FNMA	6.50	7-1-2038	12,745	14,574
FNMA	6.50	9-1-2038	11,860	13,562
FNMA	6.50	9-1-2038	6,406	7,325
FNMA	6.50	9-1-2038	114,458	130,880
FNMA	6.50	10-1-2038	54,196	61,971
FNMA	6.50	1-1-2039	547,515	626,067
FNMA	6.50	2-1-2039	54,835	62,702
FNMA	6.50	6-1-2039	37,368	42,894
FNMA	6.50	10-1-2039	1,052,768	1,203,808
FNMA	6.50	10-1-2039	409,160	467,862
FNMA	6.50	5-1-2040	305,197	348,984
FNMA	6.63	11-15-2030	1,300,000	1,940,860
FNMA	7.00	8-1-2037	27,960	31,172
FNMA	7.13	1-15-2030	500,000	771,279
FNMA	7.25	5-15-2030	1,300,000	2,025,756

22	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	3.00%	9-15-2042	$3,786,617	$3,896,751
GNMA	3.00	9-15-2042	299,690	308,407
GNMA	3.00	9-20-2042	8,091,183	8,323,165
GNMA	3.00	11-15-2042	8,147,248	8,384,211
GNMA	3.00	11-20-2042	4,100,102	4,217,657
GNMA	3.00	12-20-2042	1,742,614	1,792,577
GNMA	3.00	1-20-2043	8,382,687	8,623,029
GNMA	3.00	2-20-2043	8,952,384	9,229,288
GNMA	3.00	3-15-2043	1,606,575	1,653,302
GNMA	3.00	3-15-2043	1,596,678	1,643,117
GNMA	3.00	3-20-2043	6,416,071	6,600,147
GNMA	3.00	3-20-2043	2,645,837	2,727,658
GNMA	3.00	4-20-2043	1,721,503	1,770,900
GNMA	3.00	6-15-2043	744,818	766,481
GNMA	3.00	8-20-2043	4,559,479	4,690,489
GNMA	3.00	9-15-2043	311,119	320,168
GNMA %%	3.00	3-23-2045	7,500,000	7,695,704
GNMA	3.50	12-15-2040	538,551	572,764
GNMA	3.50	1-15-2041	469,062	493,705
GNMA	3.50	10-15-2041	2,897,753	3,048,669
GNMA	3.50	2-15-2042	6,378,782	6,710,996
GNMA	3.50	3-20-2042	1,969,447	2,072,317
GNMA	3.50	4-20-2042	1,326,544	1,395,834
GNMA	3.50	5-15-2042	2,930,523	3,082,206
GNMA	3.50	5-15-2042	1,754,906	1,846,307
GNMA	3.50	6-15-2042	9,573,954	10,072,237
GNMA	3.50	6-20-2042	2,133,366	2,244,802
GNMA	3.50	7-15-2042	3,194,966	3,360,349
GNMA	3.50	10-20-2042	3,733,974	3,929,020
GNMA	3.50	3-20-2043	4,563,221	4,798,059
GNMA	3.50	4-15-2043	5,004,143	5,263,156
GNMA	3.50	4-20-2043	17,054,276	17,945,161
GNMA	3.50	10-20-2043	4,388,480	4,617,747
GNMA	3.50	1-20-2044	4,477,780	4,711,833
GNMA	3.50	5-20-2044	4,533,516	4,770,784
GNMA	3.50	10-20-2044	15,154,846	15,953,224
GNMA	3.50	12-20-2044	8,955,364	9,428,957
GNMA %%	3.50	3-23-2045	12,000,000	12,585,000
GNMA	4.00	6-15-2039	315,168	338,440
GNMA	4.00	7-15-2039	137,066	147,187
GNMA	4.00	7-15-2039	516,800	554,961
GNMA	4.00	8-15-2040	4,000,762	4,301,730
GNMA	4.00	9-15-2040	6,250,521	6,727,209
GNMA	4.00	10-15-2040	1,919,559	2,095,615
GNMA	4.00	12-15-2040	3,243,236	3,563,484
GNMA	4.00	1-15-2041	3,239,904	3,559,600
GNMA	4.00	1-15-2041	1,294,491	1,421,407
GNMA	4.00	7-15-2041	1,078,648	1,160,859
GNMA	4.00	10-20-2041	1,772,638	1,892,449

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.00%	11-20-2041	$4,898,584	$5,227,471
GNMA	4.00	2-20-2042	1,186,894	1,265,895
GNMA	4.00	4-20-2042	5,118,229	5,458,614
GNMA	4.00	5-20-2042	3,999,720	4,265,869
GNMA	4.00	3-20-2043	1,365,713	1,456,428
GNMA	4.00	8-20-2043	7,149,078	7,623,985
GNMA	4.00	3-20-2044	8,232,110	8,772,940
GNMA	4.00	5-20-2044	8,110,212	8,638,571
GNMA	4.00	6-20-2044	7,049,297	7,512,430
GNMA	4.00	8-20-2044	9,262,536	9,877,890
GNMA	4.00	10-20-2044	1,944,215	2,074,851
GNMA	4.50	3-15-2037	63,214	69,352
GNMA	4.50	3-15-2038	42,413	46,511
GNMA	4.50	3-15-2039	8,987,107	9,861,521
GNMA	4.50	3-15-2039	487,976	542,237
GNMA	4.50	4-15-2039	566,307	621,408
GNMA	4.50	5-15-2039	942,436	1,049,151
GNMA	4.50	6-15-2039	336,850	369,562
GNMA	4.50	6-15-2039	640,362	702,166
GNMA	4.50	7-15-2039	1,264,535	1,387,575
GNMA	4.50	7-15-2039	689,053	756,097
GNMA	4.50	9-15-2039	2,053,045	2,252,958
GNMA	4.50	9-15-2039	651,035	714,033
GNMA	4.50	10-15-2039	1,046,151	1,148,573
GNMA	4.50	12-15-2039	1,036,129	1,154,173
GNMA	4.50	1-15-2040	1,302,988	1,433,067
GNMA	4.50	4-15-2040	141,959	156,248
GNMA	4.50	5-15-2040	2,197,392	2,460,122
GNMA	4.50	5-15-2040	2,904,723	3,235,279
GNMA	4.50	5-15-2040	40,027	43,930
GNMA	4.50	6-15-2040	1,324,920	1,476,758
GNMA	4.50	6-15-2040	557,471	613,016
GNMA	4.50	6-15-2040	127,269	139,950
GNMA	4.50	7-15-2040	3,338,912	3,673,248
GNMA	4.50	9-15-2040	457,065	502,727
GNMA	4.50	9-15-2040	122,624	134,967
GNMA	4.50	9-15-2040	357,201	391,676
GNMA	4.50	10-15-2040	89,338	97,960
GNMA	4.50	11-15-2040	2,163,170	2,380,153
GNMA	4.50	11-15-2040	30,694	33,657
GNMA	4.50	12-15-2040	102,072	111,923
GNMA	4.50	2-15-2041	1,408,820	1,567,957
GNMA	4.50	3-15-2041	51,332	56,286
GNMA	4.50	3-15-2041	101,626	112,658
GNMA	4.50	4-15-2041	182,316	200,380
GNMA	4.50	4-15-2041	1,457,100	1,599,387
GNMA	4.50	4-15-2041	297,900	331,166
GNMA	4.50	5-15-2041	29,379	32,302
GNMA	4.50	6-15-2041	1,977,964	2,175,016

24	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	6-15-2041	$138,032	$151,354
GNMA	4.50	6-15-2041	214,836	236,287
GNMA	4.50	6-15-2041	1,101,163	1,211,134
GNMA	4.50	7-15-2041	2,490,805	2,740,573
GNMA	4.50	7-15-2041	162,981	179,319
GNMA	4.50	7-20-2041	1,493,230	1,625,937
GNMA	4.50	10-15-2041	238,443	262,271
GNMA	4.50	10-15-2041	106,428	117,076
GNMA	4.50	10-15-2041	101,504	111,433
GNMA	4.50	11-20-2041	1,329,001	1,446,097
GNMA	4.50	12-20-2043	5,996,802	6,509,471
GNMA	4.50	1-20-2044	3,689,975	4,005,838
GNMA	4.50	4-20-2044	4,327,755	4,698,349
GNMA	5.00	3-15-2035	419,004	470,118
GNMA	5.00	5-15-2038	1,716,561	1,912,299
GNMA	5.00	8-15-2038	1,181,173	1,316,183
GNMA	5.00	8-15-2038	9,780	10,914
GNMA	5.00	8-15-2038	206,639	230,217
GNMA	5.00	12-15-2038	507,080	565,479
GNMA	5.00	3-15-2039	664,320	740,291
GNMA	5.00	3-15-2039	92,311	102,845
GNMA	5.00	3-15-2039	1,300,640	1,455,227
GNMA	5.00	5-15-2039	297,723	332,975
GNMA	5.00	6-15-2039	2,099,441	2,349,555
GNMA	5.00	7-15-2039	42,874	47,959
GNMA	5.00	9-15-2039	5,115,900	5,799,983
GNMA	5.00	11-15-2039	1,319,393	1,497,146
GNMA	5.00	1-15-2040	2,153,293	2,442,146
GNMA	5.00	2-15-2040	1,273,544	1,445,737
GNMA	5.00	3-15-2040	4,099,281	4,586,716
GNMA	5.00	5-15-2040	1,536,927	1,719,408
GNMA	5.00	7-15-2040	1,373,319	1,536,426
GNMA	5.00	7-15-2040	4,456	4,965
GNMA	5.00	12-15-2040	1,041,322	1,164,624
GNMA	5.00	9-15-2041	158,090	177,412
GNMA	5.00	10-15-2041	387,049	431,232
GNMA	5.00	5-20-2042	1,950,684	2,163,691
GNMA	5.50	9-15-2034	191,661	219,032
GNMA	5.50	11-15-2035	288,615	327,448
GNMA	5.50	12-15-2035	288,864	328,609
GNMA	5.50	2-15-2036	127,973	145,480
GNMA	5.50	3-15-2036	253,478	288,733
GNMA	5.50	5-15-2036	47,661	53,815
GNMA	5.50	5-15-2036	4,505	5,110
GNMA	5.50	2-15-2037	95,632	108,067
GNMA	5.50	6-15-2037	4,707	5,320
GNMA	5.50	8-15-2037	80,790	91,371
GNMA	5.50	2-15-2038	485,174	550,204
GNMA	5.50	2-15-2038	222,260	251,162

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	25

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	3-15-2038	$12,035	$13,590
GNMA	5.50	3-15-2038	65,283	73,716
GNMA	5.50	4-15-2038	148,500	167,681
GNMA	5.50	5-15-2038	279,514	315,619
GNMA	5.50	5-15-2038	137,114	154,826
GNMA	5.50	6-15-2038	149,674	169,007
GNMA	5.50	6-15-2038	44,920	50,722
GNMA	5.50	6-15-2038	18,368	20,773
GNMA	5.50	7-15-2038	403,307	455,808
GNMA	5.50	8-15-2038	1,922,440	2,196,067
GNMA	5.50	8-15-2038	263,025	297,000
GNMA	5.50	8-15-2038	30,619	34,620
GNMA	5.50	9-15-2038	81,407	92,430
GNMA	5.50	9-15-2038	1,134,766	1,281,924
GNMA	5.50	9-15-2038	74,284	83,879
GNMA	5.50	10-15-2038	517,608	584,466
GNMA	5.50	10-15-2038	67,496	76,215
GNMA	5.50	11-15-2038	260,804	294,942
GNMA	5.50	11-15-2038	87,410	98,694
GNMA	5.50	11-15-2038	36,827	41,584
GNMA	5.50	11-15-2038	251,423	283,901
GNMA	5.50	12-15-2038	313,857	354,782
GNMA	5.50	12-15-2038	280,724	316,965
GNMA	5.50	12-15-2038	51,353	57,985
GNMA	5.50	1-15-2039	101,206	114,279
GNMA	5.50	1-15-2039	57,499	64,927
GNMA	5.50	7-15-2039	22,219	25,087
GNMA	5.50	7-15-2039	165,933	187,366
GNMA	5.50	8-15-2039	78,765	89,055
GNMA	5.50	10-15-2039	1,149,353	1,297,812
GNMA	5.50	2-15-2040	57,980	65,465
GNMA	5.50	2-15-2040	39,727	44,871
GNMA	5.50	3-15-2040	71,845	81,192
GNMA	5.50	3-15-2040	187,125	211,425
GNMA	5.50	3-15-2040	523,952	591,627
GNMA	5.50	3-15-2040	64,074	72,350
GNMA	5.50	7-15-2040	18,803	21,257
GNMA	5.50	12-15-2040	86,169	97,298
GNMA	5.50	2-15-2041	111,573	125,975
GNMA	5.50	4-15-2041	297,594	336,047
GNMA	6.00	12-15-2031	21,349	24,374
GNMA	6.00	6-15-2036	227,533	259,970
GNMA	6.00	8-15-2036	5,038	5,744
GNMA	6.00	1-15-2037	705,605	821,394
GNMA	6.00	5-15-2037	217,309	252,970
GNMA	6.00	5-15-2037	5,870	6,726
GNMA	6.00	5-15-2037	4,664	5,318
GNMA	6.00	6-15-2037	21,081	24,560
GNMA	6.00	6-15-2037	64,839	75,560

26	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.00%	7-15-2037	$42,641	$48,621
GNMA	6.00	8-15-2037	261,227	297,910
GNMA	6.00	8-15-2037	6,954	7,929
GNMA	6.00	8-15-2037	82,649	94,787
GNMA	6.00	1-15-2038	299,348	341,330
GNMA	6.00	1-15-2038	3,423	3,905
GNMA	6.00	2-15-2038	7,512	8,567
GNMA	6.00	7-15-2038	434,451	495,377
GNMA	6.00	8-15-2038	157,982	180,512
GNMA	6.00	8-15-2038	503,760	575,188
GNMA	6.00	8-15-2038	203,402	231,926
GNMA	6.00	9-15-2038	203,208	231,707
GNMA	6.00	9-15-2038	461,699	526,458
GNMA	6.00	9-15-2038	3,887	4,433
GNMA	6.00	9-15-2038	2,687	3,069
GNMA	6.00	9-15-2038	2,885	3,290
GNMA	6.00	10-15-2038	52,855	60,368
GNMA	6.00	10-15-2038	210,675	240,225
GNMA	6.00	10-15-2038	15,604	17,807
GNMA	6.00	10-15-2038	333,655	380,571
GNMA	6.00	10-15-2038	46,149	52,621
GNMA	6.00	10-15-2038	81,958	93,609
GNMA	6.00	10-15-2038	107,835	122,960
GNMA	6.00	11-15-2038	92,322	105,459
GNMA	6.00	11-15-2038	82,854	94,644
GNMA	6.00	12-15-2038	5,765	6,680
GNMA	6.00	12-15-2038	319,869	372,914
GNMA	6.00	1-15-2039	118,828	135,745
GNMA	6.00	1-15-2039	4,533	5,175
GNMA	6.00	2-15-2039	3,524	4,020
GNMA	6.00	2-15-2039	382,285	448,393
GNMA	6.00	6-15-2039	14,566	16,628
GNMA	6.00	8-15-2039	27,892	31,837
GNMA	6.00	8-15-2039	7,956	9,076
GNMA	6.00	10-15-2039	31,806	36,700
GNMA	6.00	11-15-2039	3,020	3,444
GNMA	6.00	12-15-2039	335,866	382,968
GNMA	6.00	3-15-2040	6,981	7,966
GNMA	6.00	12-15-2040	262,163	298,932
GNMA	6.00	6-15-2041	131,181	149,576
GNMA	6.00	6-15-2041	663,039	756,020
GNMA	6.00	6-15-2041	942,539	1,074,712
GNMA	6.50	11-15-2023	650	743
GNMA	6.50	12-15-2023	552	632
GNMA	6.50	10-15-2031	129,098	153,087
GNMA	6.50	3-15-2034	205,606	235,830
GNMA	6.50	9-15-2036	50,231	57,476
GNMA	6.50	10-15-2036	55,684	63,717
GNMA	6.50	2-15-2037	28,137	32,222

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	27

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	12-15-2037	$71,100	$84,643
GNMA	6.50	1-15-2038	83,944	96,052
GNMA	6.50	4-15-2038	24,194	27,684
GNMA	6.50	5-15-2038	62,378	71,376
GNMA	6.50	5-15-2038	6,305	7,215
GNMA	6.50	8-15-2038	4,495	5,144
GNMA	6.50	8-15-2038	79,984	91,522
GNMA	6.50	8-15-2038	47,402	57,760
GNMA	6.50	9-15-2038	95,434	110,110
GNMA	6.50	9-15-2038	215,436	252,918
GNMA	6.50	10-15-2038	106,102	121,407
GNMA	6.50	10-15-2038	1,049,321	1,200,684
GNMA	6.50	10-15-2038	63,444	76,147
GNMA	6.50	11-15-2038	28,988	33,169
GNMA	6.50	11-15-2038	2,090	2,391
GNMA	6.50	12-15-2038	92,401	105,769
GNMA	6.50	2-15-2039	2,578	2,986
GNMA	6.50	5-15-2040	157,687	183,347
GNMA	6.50	7-15-2040	136,175	155,818
GNMA	6.50	7-15-2040	589,007	673,971
GNMA	7.00	3-15-2037	17,255	19,016
TVA	3.50	12-15-2042	150,000	151,383
TVA	3.88	2-15-2021	1,320,000	1,463,083
TVA	4.50	4-1-2018	200,000	219,784
TVA	4.65	6-15-2035	200,000	245,520
TVA	4.88	1-15-2048	200,000	247,991
TVA	5.25	9-15-2039	1,500,000	1,943,420
TVA	5.50	7-18-2017	650,000	719,189
TVA	5.88	4-1-2036	300,000	417,773
TVA	6.15	1-15-2038	400,000	584,410

Total Agency Securities (Cost $1,612,799,185)				1,660,076,446

Corporate Bonds and Notes: 20.78%

Consumer Discretionary: 1.98%

Auto Components: 0.05%
BorgWarner Incorporated	4.63	9-15-2020	100,000	110,108
Delphi Corporation	4.15	3-15-2024	1,000,000	1,053,940
Johnson Controls Incorporated	3.75	12-1-2021	500,000	526,404
Johnson Controls Incorporated	4.25	3-1-2021	120,000	129,516
Johnson Controls Incorporated	4.63	7-2-2044	850,000	919,000
Johnson Controls Incorporated	5.00	3-30-2020	100,000	110,967
Johnson Controls Incorporated	5.70	3-1-2041	240,000	290,576

				3,140,511

Automobiles: 0.03%
Ford Motor Company	6.63	10-1-2028	200,000	254,597
Ford Motor Company	7.45	7-16-2031	1,000,000	1,397,988

				1,652,585

28	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Diversified Consumer Services: 0.04%
Cornell University	5.45%	2-1-2019	$100,000	$113,499
Dartmouth College	4.75	6-1-2019	75,000	83,710
President & Fellows of Harvard College	4.88	10-15-2040	300,000	369,699
Princeton University	5.70	3-1-2039	500,000	674,624
Stanford University	4.75	5-1-2019	500,000	556,532
University of Pennsylvania	4.67	9-1-2112	500,000	549,726
Vanderbilt University	5.25	4-1-2019	250,000	281,087

				2,628,877

Hotels, Restaurants & Leisure: 0.15%
Brinker International Incorporated	3.88	5-15-2023	150,000	149,173
Carnival Corporation	1.88	12-15-2017	200,000	199,773
Carnival Corporation	3.95	10-15-2020	267,000	283,156
Darden Restaurants Incorporated	6.45	10-15-2017	105,000	116,621
Darden Restaurants Incorporated	7.05	10-15-2037	20,000	23,968
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	160,920
Hyatt Hotels Corporation	3.88	8-15-2016	100,000	103,441
Marriott International Incorporated	3.00	3-1-2019	200,000	206,353
Marriott International Incorporated	3.38	10-15-2020	167,000	174,268
McDonald’s Corporation	2.63	1-15-2022	1,000,000	1,011,669
McDonald’s Corporation	3.50	7-15-2020	200,000	213,679
McDonald’s Corporation	3.63	5-20-2021	100,000	107,069
McDonald’s Corporation	3.70	2-15-2042	500,000	487,497
McDonald’s Corporation	5.35	3-1-2018	400,000	445,228
McDonald’s Corporation	5.80	10-15-2017	100,000	111,865
McDonald’s Corporation	6.30	10-15-2037	300,000	398,814
McDonald’s Corporation	6.30	3-1-2038	600,000	796,417
Starbucks Corporation	0.88	12-5-2016	200,000	200,063
Starbucks Corporation	2.00	12-5-2018	250,000	255,223
Starbucks Corporation	6.25	8-15-2017	500,000	559,330
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	221,869
Starwood Hotels & Resort Company	3.75	3-15-2025	500,000	511,575
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,021,028
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	521,038
Yum! Brands Incorporated	3.88	11-1-2023	250,000	258,822
Yum! Brands Incorporated	5.30	9-15-2019	250,000	277,226
Yum! Brands Incorporated	5.35	11-1-2043	100,000	110,589
Yum! Brands Incorporated	6.25	3-15-2018	130,000	145,586
Yum! Brands Incorporated	6.88	11-15-2037	32,000	41,541

				9,113,801

Household Durables: 0.02%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	101,780
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	101,333
Newell Rubbermaid Incorporated	2.88	12-1-2019	200,000	202,676
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	104,178
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	185,360
Tupperware Brands Corporation	4.75	6-1-2021	250,000	267,641
Whirlpool Corporation	4.00	3-1-2024	125,000	131,060

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	29

Security name	Interest rate	Maturity date	Principal	Value

Household Durables (continued)
Whirlpool Corporation	4.70%	6-1-2022	$200,000	$220,017
Whirlpool Corporation	4.85	6-15-2021	100,000	111,024

				1,425,069

Internet & Catalog Retail: 0.09%
Amazon.com Incorporated	1.20	11-29-2017	350,000	348,530
Amazon.com Incorporated	2.50	11-29-2022	500,000	488,117
Amazon.com Incorporated	2.60	12-5-2019	400,000	408,256
Amazon.com Incorporated	3.30	12-5-2021	400,000	415,050
Amazon.com Incorporated	3.80	12-5-2024	500,000	524,867
Amazon.com Incorporated	4.80	12-5-2034	500,000	539,667
Amazon.com Incorporated	4.95	12-5-2044	600,000	645,188
Expedia Incorporated	4.50	8-15-2024	100,000	100,887
Expedia Incorporated	5.95	8-15-2020	600,000	673,802
QVC Incorporated	4.38	3-15-2023	300,000	304,286
QVC Incorporated	4.45	2-15-2025	500,000	505,150
QVC Incorporated	5.13	7-2-2022	200,000	212,027
QVC Incorporated	5.45	8-15-2034	250,000	247,926
QVC Incorporated	5.95	3-15-2043	125,000	131,334

				5,545,087

Leisure Products: 0.02%
Hasbro Incorporated	6.35	3-15-2040	155,000	184,075
Mattel Incorporated	1.70	3-15-2018	125,000	123,693
Mattel Incorporated	2.50	11-1-2016	280,000	284,489
Mattel Incorporated	3.15	3-15-2023	100,000	98,923
Mattel Incorporated	4.35	10-1-2020	100,000	106,812
Mattel Incorporated	6.20	10-1-2040	100,000	120,582

				918,574

Media: 1.16%
21st Century Fox America Incorporated	3.70	9-15-2024	500,000	528,632
21st Century Fox America Incorporated	4.75	9-15-2044	500,000	564,068
CBS Corporation	1.95	7-1-2017	200,000	201,788
CBS Corporation	3.70	8-15-2024	500,000	513,199
CBS Corporation	4.63	5-15-2018	180,000	193,784
CBS Corporation	4.85	7-1-2042	200,000	208,918
CBS Corporation	4.90	8-15-2044	500,000	527,175
CBS Corporation	7.88	7-30-2030	600,000	849,062
Comcast Corporation	3.13	7-15-2022	500,000	518,021
Comcast Corporation	3.38	2-15-2025	750,000	783,287
Comcast Corporation	3.60	3-1-2024	500,000	536,783
Comcast Corporation	4.20	8-15-2034	750,000	811,456
Comcast Corporation	4.65	7-15-2042	548,000	619,749
Comcast Corporation	4.75	3-1-2044	375,000	436,555
Comcast Corporation	4.95	6-15-2016	350,000	369,081
Comcast Corporation	5.15	3-1-2020	500,000	573,238
Comcast Corporation	5.70	5-15-2018	500,000	563,923
Comcast Corporation	5.70	7-1-2019	1,000,000	1,155,096

30	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Comcast Corporation	5.88%	2-15-2018	$75,000	$84,650
Comcast Corporation	5.90	3-15-2016	975,000	1,027,362
Comcast Corporation	6.30	11-15-2017	500,000	566,800
Comcast Corporation	6.40	3-1-2040	500,000	696,951
Comcast Corporation	6.45	3-15-2037	900,000	1,227,379
Comcast Corporation	6.50	11-15-2035	550,000	760,493
Comcast Corporation	6.55	7-1-2039	650,000	908,768
Comcast Corporation	6.95	8-15-2037	400,000	572,229
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,017,997
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	516,549
DIRECTV Holdings LLC	4.45	4-1-2024	1,000,000	1,067,352
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	380,627
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	776,131
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	514,063
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	370,989
DIRECTV Holdings LLC	5.88	10-1-2019	1,000,000	1,145,351
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	451,608
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	168,759
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	588,026
Discovery Communications LLC	3.30	5-15-2022	250,000	250,484
Discovery Communications LLC	4.38	6-15-2021	300,000	321,169
Discovery Communications LLC	4.95	5-15-2042	250,000	263,891
Discovery Communications LLC	5.05	6-1-2020	750,000	833,521
Discovery Communications LLC	5.63	8-15-2019	250,000	284,231
Discovery Communications LLC	6.35	6-1-2040	250,000	305,291
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,040,465
McGraw-Hill Company Incorporated	5.90	11-15-2017	250,000	274,737
NBCUniversal Media LLC	2.88	4-1-2016	500,000	511,915
NBCUniversal Media LLC	2.88	1-15-2023	500,000	504,946
NBCUniversal Media LLC	4.38	4-1-2021	1,500,000	1,664,901
NBCUniversal Media LLC	4.45	1-15-2043	500,000	544,678
NBCUniversal Media LLC	5.95	4-1-2041	500,000	657,940
NBCUniversal Media LLC	6.40	4-30-2040	500,000	687,729
News America Incorporated	3.00	9-15-2022	375,000	380,720
News America Incorporated	4.50	2-15-2021	500,000	550,782
News America Incorporated	6.15	2-15-2041	735,000	957,405
News America Incorporated	6.20	12-15-2034	500,000	646,120
News America Incorporated	6.40	12-15-2035	750,000	995,993
News America Incorporated	6.65	11-15-2037	600,000	810,488
News America Incorporated	6.90	3-1-2019	1,000,000	1,184,848
News America Incorporated	6.90	8-15-2039	500,000	698,842
News America Incorporated	8.15	10-17-2036	250,000	370,535
Omnicom Group Incorporated	3.63	5-1-2022	250,000	263,303
Omnicom Group Incorporated	4.45	8-15-2020	90,000	99,595
Omnicom Group Incorporated	5.90	4-15-2016	500,000	526,338
Omnicom Group Incorporated	6.25	7-15-2019	650,000	751,233
TCI Communications Incorporated	7.13	2-15-2028	350,000	481,474
The Walt Disney Company	1.13	2-15-2017	500,000	502,826
The Walt Disney Company	1.35	8-16-2016	500,000	505,575

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	31

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
The Walt Disney Company	2.35%	12-1-2022	$500,000	$498,267
The Walt Disney Company	2.55	2-15-2022	250,000	250,702
The Walt Disney Company	2.75	8-16-2021	500,000	514,230
The Walt Disney Company	4.13	12-1-2041	250,000	271,961
The Walt Disney Company	4.38	8-16-2041	250,000	277,417
The Walt Disney Company	5.50	3-15-2019	500,000	571,548
The Walt Disney Company	5.63	9-15-2016	250,000	269,204
The Walt Disney Company	7.00	3-1-2032	75,000	109,879
Thomson Reuters Corporation	3.85	9-29-2024	1,000,000	1,031,179
Thomson Reuters Corporation	4.30	11-23-2023	300,000	322,109
Thomson Reuters Corporation	4.70	10-15-2019	425,000	466,312
Thomson Reuters Corporation	5.65	11-23-2043	200,000	239,790
Thomson Reuters Corporation	5.85	4-15-2040	134,000	162,426
Thomson Reuters Corporation	6.50	7-15-2018	500,000	568,763
Time Warner Cable Incorporated	4.00	9-1-2021	750,000	794,711
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	319,509
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	532,021
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	600,008
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	279,414
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	561,258
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	594,500
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	329,869
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	545,041
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	380,373
Time Warner Cable Incorporated	6.55	5-1-2037	850,000	1,026,527
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	1,026,910
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	861,601
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	619,759
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	1,043,685
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,163,026
Time Warner Cable Incorporated	8.25	4-1-2019	150,000	183,194
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	332,832
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	869,682
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	344,136
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	432,501
Time Warner Incorporated	3.40	6-15-2022	100,000	102,572
Time Warner Incorporated	4.65	6-1-2044	750,000	812,486
Time Warner Incorporated	4.75	3-29-2021	500,000	559,007
Time Warner Incorporated	4.90	6-15-2042	51,000	56,017
Time Warner Incorporated	5.88	11-15-2016	1,500,000	1,620,963
Time Warner Incorporated	6.10	7-15-2040	400,000	506,162
Time Warner Incorporated	6.25	3-29-2041	500,000	646,332
Time Warner Incorporated	6.50	11-15-2036	252,000	328,422
Time Warner Incorporated	7.57	2-1-2024	250,000	324,965
Time Warner Incorporated	7.70	5-1-2032	700,000	1,004,995
Viacom Incorporated	2.50	12-15-2016	1,000,000	1,022,616
Viacom Incorporated	2.75	12-15-2019	150,000	151,797
Viacom Incorporated	3.25	3-15-2023	200,000	196,812
Viacom Incorporated	3.50	4-1-2017	100,000	104,119

32	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Viacom Incorporated	4.25%	9-1-2023	$1,000,000	$1,043,197
Viacom Incorporated	4.38	3-15-2043	552,000	517,679
Viacom Incorporated	4.50	3-1-2021	500,000	540,194
Viacom Incorporated	4.88	6-15-2043	175,000	173,626
Viacom Incorporated	5.25	4-1-2044	500,000	532,356
Viacom Incorporated	5.50	5-15-2033	200,000	222,541
Viacom Incorporated	5.63	9-15-2019	150,000	169,184
Viacom Incorporated	5.85	9-1-2043	125,000	141,022
Viacom Incorporated	6.13	10-5-2017	250,000	277,656
Viacom Incorporated	6.88	4-30-2036	340,000	427,285

				70,544,223

Multiline Retail: 0.17%
Dollar General Corporation	3.25	4-15-2023	350,000	337,867
Family Dollar Stores Incorporated	5.00	2-1-2021	100,000	105,681
Kohl’s Corporation	3.25	2-1-2023	150,000	147,537
Kohl’s Corporation	4.75	12-15-2023	300,000	326,775
Kohl’s Corporation	6.00	1-15-2033	65,000	74,452
Kohl’s Corporation	6.25	12-15-2017	500,000	558,811
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	211,981
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	300,000	325,972
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	384,703
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	659,361
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	645,550
Macy’s Retail Holdings Incorporated	4.50	12-15-2034	500,000	525,756
Nordstrom Incorporated	4.00	10-15-2021	250,000	270,799
Nordstrom Incorporated	4.75	5-1-2020	135,000	151,221
Nordstrom Incorporated	5.00	1-15-2044	100,000	115,936
Nordstrom Incorporated	6.25	1-15-2018	500,000	564,177
Target Corporation	2.90	1-15-2022	250,000	257,587
Target Corporation	3.50	7-1-2024	500,000	533,232
Target Corporation	4.00	7-1-2042	725,000	760,909
Target Corporation	5.38	5-1-2017	350,000	382,163
Target Corporation	5.88	7-15-2016	300,000	320,707
Target Corporation	6.00	1-15-2018	500,000	565,201
Target Corporation	6.35	11-1-2032	300,000	401,924
Target Corporation	6.50	10-15-2037	400,000	559,084
Target Corporation	7.00	1-15-2038	768,000	1,122,302

				10,309,688

Specialty Retail: 0.24%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	107,053
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	268,623
AutoZone Incorporated	1.30	1-13-2017	200,000	200,598
AutoZone Incorporated	2.88	1-15-2023	250,000	246,283
AutoZone Incorporated	3.13	7-15-2023	150,000	149,682
AutoZone Incorporated	4.00	11-15-2020	200,000	214,261
Bed Bath & Beyond Incorporated	4.92	8-1-2034	250,000	268,747
Bed Bath & Beyond Incorporated	5.17	8-1-2044	350,000	380,258

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	33

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
Gap Incorporated	5.95%	4-12-2021	$700,000	$800,211
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,030,429
Home Depot Incorporated	2.70	4-1-2023	375,000	380,060
Home Depot Incorporated	3.75	2-15-2024	500,000	542,921
Home Depot Incorporated	3.95	9-15-2020	400,000	441,128
Home Depot Incorporated	4.20	4-1-2043	400,000	432,213
Home Depot Incorporated	4.40	4-1-2021	500,000	565,017
Home Depot Incorporated	4.88	2-15-2044	500,000	596,893
Home Depot Incorporated	5.40	9-15-2040	200,000	246,745
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,979,583
Home Depot Incorporated	5.95	4-1-2041	500,000	667,818
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	207,533
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	162,621
Lowe’s Companies Incorporated	3.80	11-15-2021	500,000	543,981
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	268,590
Lowe’s Companies Incorporated	4.25	9-15-2044	250,000	269,915
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	442,612
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	567,139
Lowe’s Companies Incorporated	5.40	10-15-2016	500,000	535,741
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	320,020
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	143,273
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	97,928
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	483,991
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	155,943
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	50,094
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	164,957
Staples Incorporated	4.38	1-12-2023	200,000	198,102
TJX Companies Incorporated	2.75	6-15-2021	500,000	508,580
TJX Companies Incorporated	6.95	4-15-2019	85,000	101,190

				14,740,733

Textiles, Apparel & Luxury Goods: 0.01%
Nike Incorporated	2.25	5-1-2023	100,000	98,646
Nike Incorporated	3.63	5-1-2043	100,000	100,610
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,593
VF Corporation	3.50	9-1-2021	250,000	267,235
VF Corporation	5.95	11-1-2017	100,000	111,923
VF Corporation	6.45	11-1-2037	150,000	205,669

				834,676

Consumer Staples: 1.81%

Beverages: 0.48%
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	222,802
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	54,226
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	306,227
Anheuser-Busch InBev Finance Company	1.13	1-27-2017	550,000	552,977
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	494,230
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	795,032

34	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Anheuser-Busch InBev Finance Company	4.00%	1-17-2043	$300,000	$296,516
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	379,080
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,750,000	1,722,240
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	360,000	344,531
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,135,585
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-2020	900,000	1,034,101
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	980,723
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	500,000	603,801
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	1,500,000	1,814,262
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	775,928
Beam Incorporated	1.75	6-15-2018	250,000	249,422
Beam Incorporated	1.88	5-15-2017	250,000	251,171
Brown-Forman Corporation	2.25	1-15-2023	250,000	239,600
Brown-Forman Corporation	3.75	1-15-2043	100,000	98,386
Coca-Cola Company	1.15	4-1-2018	500,000	498,456
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,113,602
Coca-Cola Company	1.80	9-1-2016	910,000	926,374
Coca-Cola Company	2.45	11-1-2020	1,000,000	1,028,112
Coca-Cola Company	2.50	4-1-2023	350,000	349,902
Coca-Cola Company	3.15	11-15-2020	1,010,000	1,070,382
Coca-Cola Company	3.20	11-1-2023	400,000	421,060
Coca-Cola Company	3.30	9-1-2021	70,000	74,561
Coca-Cola Enterprises Incorporated	2.00	8-19-2016	100,000	101,573
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	526,123
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	110,226
Diageo Investment Corporation	2.88	5-11-2022	600,000	608,167
Diageo Investment Corporation	4.25	5-11-2042	250,000	263,286
Diageo Investment Corporation	7.45	4-15-2035	150,000	219,907
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	259,634
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	149,387
Molson Coors Brewing Company	5.00	5-1-2042	500,000	520,505
PepsiCo Incorporated	1.25	8-13-2017	400,000	401,473
PepsiCo Incorporated	2.25	1-7-2019	350,000	358,484
PepsiCo Incorporated	2.50	5-10-2016	400,000	408,723
PepsiCo Incorporated	2.75	3-5-2022	370,000	376,288
PepsiCo Incorporated	2.75	3-1-2023	475,000	480,142
PepsiCo Incorporated	3.00	8-25-2021	250,000	259,966
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,052,047
PepsiCo Incorporated	3.60	3-1-2024	1,000,000	1,067,348
PepsiCo Incorporated	3.60	8-13-2042	250,000	239,061
PepsiCo Incorporated	4.00	3-5-2042	250,000	252,071
PepsiCo Incorporated	4.25	10-22-2044	200,000	209,262
PepsiCo Incorporated	4.50	1-15-2020	200,000	223,522
PepsiCo Incorporated	4.88	11-1-2040	325,000	373,778
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,108,551
PepsiCo Incorporated	5.50	1-15-2040	300,000	368,305
PepsiCo Incorporated	7.90	11-1-2018	500,000	608,140
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	834,895

				29,214,153

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	35

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing: 0.52%
Costco Wholesale Corporation	1.13%	12-15-2017	$1,000,000	$1,001,863
Costco Wholesale Corporation	1.70	12-15-2019	500,000	498,785
Costco Wholesale Corporation	5.50	3-15-2017	400,000	436,882
CVS Caremark Corporation	2.25	12-5-2018	278,000	284,383
CVS Caremark Corporation	2.75	12-1-2022	500,000	502,898
CVS Caremark Corporation	3.38	8-12-2024	800,000	833,154
CVS Caremark Corporation	4.00	12-5-2023	1,000,000	1,084,785
CVS Caremark Corporation	4.75	5-18-2020	250,000	282,922
CVS Caremark Corporation	5.30	12-5-2043	300,000	368,567
CVS Caremark Corporation	5.75	6-1-2017	400,000	440,533
CVS Caremark Corporation	5.75	5-15-2041	300,000	385,312
CVS Caremark Corporation	6.13	8-15-2016	250,000	268,543
CVS Caremark Corporation	6.25	6-1-2027	515,000	658,017
Delhaize America Incorporated	9.00	4-15-2031	500,000	682,480
Sysco Corporation	3.50	10-2-2024	1,500,000	1,561,995
Sysco Corporation	5.25	2-12-2018	300,000	330,651
Sysco Corporation	6.63	3-17-2039	200,000	280,487
The Kroger Company	1.20	10-17-2016	200,000	200,490
The Kroger Company	2.20	1-15-2017	200,000	203,761
The Kroger Company	2.30	1-15-2019	200,000	202,261
The Kroger Company	3.30	1-15-2021	500,000	519,171
The Kroger Company	3.40	4-15-2022	250,000	257,745
The Kroger Company	3.85	8-1-2023	250,000	265,296
The Kroger Company	5.00	4-15-2042	250,000	284,040
The Kroger Company	5.15	8-1-2043	150,000	175,484
The Kroger Company	6.15	1-15-2020	800,000	934,397
The Kroger Company	6.90	4-15-2038	300,000	409,728
The Kroger Company	7.50	4-1-2031	75,000	102,221
Wal-Mart Stores Incorporated	1.13	4-11-2018	1,000,000	998,246
Wal-Mart Stores Incorporated	2.55	4-11-2023	750,000	753,776
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	803,995
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,188,820
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	423,864
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	557,780
Wal-Mart Stores Incorporated	4.30	4-22-2044	500,000	556,480
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	1,004,762
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	604,239
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,173,490
Wal-Mart Stores Incorporated	5.63	4-1-2040	600,000	776,035
Wal-Mart Stores Incorporated	5.63	4-15-2041	500,000	651,759
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	792,469
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	131,293
Wal-Mart Stores Incorporated	6.20	4-15-2038	1,000,000	1,365,090
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,409,115
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	745,406
Walgreen Company	1.80	9-15-2017	400,000	404,196
Walgreen Company	3.10	9-15-2022	1,000,000	1,013,498
Walgreen Company	4.40	9-15-2042	500,000	512,111
Walgreen Company	5.25	1-15-2019	250,000	280,626

36	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Incorporated	2.70%	11-18-2019	$300,000	$305,323
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	1,000,000	1,041,222
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	500,000	543,978

				31,494,424

Food Products: 0.40%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	860,193
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	593,637
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	284,110
Archer-Daniels-Midland Company	5.38	9-15-2035	350,000	432,083
Archer-Daniels-Midland Company	5.45	3-15-2018	100,000	111,920
Campbell Soup Company	2.50	8-2-2022	121,000	116,974
Campbell Soup Company	4.50	2-15-2019	285,000	306,897
ConAgra Foods Incorporated	3.20	1-25-2023	1,000,000	986,298
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	496,065
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	352,159
ConAgra Foods Incorporated	6.63	8-15-2039	200,000	250,847
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	580,982
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	174,339
General Mills Incorporated	3.65	2-15-2024	250,000	260,250
General Mills Incorporated	5.40	6-15-2040	345,000	402,548
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,131,357
General Mills Incorporated	5.70	2-15-2017	100,000	108,651
Hershey Company	2.63	5-1-2023	100,000	99,316
Hershey Company	4.13	12-1-2020	500,000	547,309
Hormel Foods Corporation	4.13	4-15-2021	100,000	110,996
Ingredion Incorporated	1.80	9-25-2017	150,000	150,161
Ingredion Incorporated	4.63	11-1-2020	300,000	327,585
J.M. Smucker Company	3.50	10-15-2021	300,000	314,671
Kellogg Company	1.88	11-17-2016	500,000	507,224
Kellogg Company	3.25	5-21-2018	65,000	67,882
Kellogg Company	4.00	12-15-2020	221,000	237,708
Kellogg Company	4.15	11-15-2019	300,000	323,763
Kellogg Company	4.45	5-30-2016	300,000	312,720
Kellogg Company Series B	7.45	4-1-2031	350,000	459,139
Kraft Foods Group Incorporated	2.25	6-5-2017	500,000	508,866
Kraft Foods Group Incorporated	3.50	6-6-2022	1,000,000	1,029,776
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	812,237
Kraft Foods Group Incorporated	5.38	2-10-2020	1,250,000	1,430,280
Kraft Foods Group Incorporated	6.13	8-23-2018	375,000	426,561
Kraft Foods Group Incorporated	6.13	8-23-2018	1,000,000	1,136,414
Kraft Foods Group Incorporated	6.50	8-11-2017	250,000	279,656
Kraft Foods Group Incorporated	6.50	11-1-2031	384,000	517,375
Kraft Foods Group Incorporated	6.50	2-9-2040	593,000	823,203
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	612,762
Kraft Foods Group Incorporated	6.88	2-1-2038	600,000	813,521
Kraft Foods Group Incorporated	6.88	1-26-2039	100,000	136,548
McCormick & Company	3.50	9-1-2023	179,000	189,766
McCormick & Company	3.90	7-15-2021	75,000	81,794

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	37

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Mead Johnson Nutrition Company	4.90%	11-1-2019	$250,000	$276,883
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	125,149
Mondelez International	4.00	2-1-2024	200,000	216,595
Sara Lee Corporation	4.10	9-15-2020	266,000	278,621
Tyson Foods Incorporated	3.95	8-15-2024	1,000,000	1,057,393
Tyson Foods Incorporated	4.50	6-15-2022	500,000	549,578
Tyson Foods Incorporated	4.88	8-15-2034	250,000	280,644
Unilever Capital Corporation	0.85	8-2-2017	500,000	497,190
Unilever Capital Corporation	4.25	2-10-2021	300,000	335,393
Unilever Capital Corporation	4.80	2-15-2019	350,000	389,743
Unilever Capital Corporation	5.90	11-15-2032	300,000	415,752

				24,129,484

Household Products: 0.13%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	106,284
Clorox Company	3.05	9-15-2022	161,000	161,009
Clorox Company	3.50	12-15-2024	200,000	206,070
Clorox Company	5.95	10-15-2017	90,000	100,272
Colgate-Palmolive Company	1.95	2-1-2023	500,000	477,970
Colgate-Palmolive Company	2.30	5-3-2022	500,000	494,421
Colgate-Palmolive Company	2.95	11-1-2020	200,000	208,499
Colgate-Palmolive Company	5.20	11-7-2016	100,000	107,665
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	146,651
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	808,454
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	306,774
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	224,090
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	288,577
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	120,870
Procter & Gamble Company	1.45	8-15-2016	1,000,000	1,012,277
Procter & Gamble Company	3.10	8-15-2023	375,000	393,228
Procter & Gamble Company	4.70	2-15-2019	1,500,000	1,676,376
Procter & Gamble Company	5.50	2-1-2034	350,000	453,158
Procter & Gamble Company	5.55	3-5-2037	500,000	665,613
Procter & Gamble Company	5.80	8-15-2034	100,000	134,985

				8,093,243

Personal Products: 0.00%
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	258,826

Tobacco: 0.28%
Altria Group Incorporated	2.63	1-14-2020	400,000	406,233
Altria Group Incorporated	2.85	8-9-2022	750,000	749,039
Altria Group Incorporated	4.00	1-31-2024	89,000	95,339
Altria Group Incorporated	4.25	8-9-2042	500,000	504,050
Altria Group Incorporated	4.50	5-2-2043	250,000	262,738
Altria Group Incorporated	4.75	5-5-2021	500,000	557,182
Altria Group Incorporated	5.38	1-31-2044	750,000	888,251
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,286,082
Altria Group Incorporated	9.70	11-10-2018	355,000	456,664

38	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)
Altria Group Incorporated	9.95%	11-10-2038	$226,000	$393,928
Altria Group Incorporated	10.20	2-6-2039	161,000	285,980
Lorillard Tobacco Company	2.30	8-21-2017	100,000	101,280
Lorillard Tobacco Company	3.50	8-4-2016	45,000	46,342
Lorillard Tobacco Company	3.75	5-20-2023	500,000	506,043
Lorillard Tobacco Company	6.88	5-1-2020	250,000	297,241
Lorillard Tobacco Company	8.13	6-23-2019	155,000	189,088
Lorillard Tobacco Company	8.13	5-1-2040	250,000	356,955
Philip Morris International Incorporated	1.63	3-20-2017	500,000	507,462
Philip Morris International Incorporated	1.88	1-15-2019	250,000	251,506
Philip Morris International Incorporated	2.50	5-16-2016	500,000	511,117
Philip Morris International Incorporated	2.50	8-22-2022	250,000	248,159
Philip Morris International Incorporated	2.63	3-6-2023	175,000	173,201
Philip Morris International Incorporated	3.25	11-10-2024	300,000	311,138
Philip Morris International Incorporated	3.88	8-21-2042	250,000	249,375
Philip Morris International Incorporated	4.13	3-4-2043	300,000	312,494
Philip Morris International Incorporated	4.25	11-10-2044	300,000	317,272
Philip Morris International Incorporated	4.38	11-15-2041	500,000	532,711
Philip Morris International Incorporated	4.50	3-26-2020	750,000	837,593
Philip Morris International Incorporated	4.50	3-20-2042	500,000	541,961
Philip Morris International Incorporated	5.65	5-16-2018	1,500,000	1,696,130
Philip Morris International Incorporated	6.38	5-16-2038	600,000	806,893
Reynolds American Incorporated	4.75	11-1-2042	250,000	253,861
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,657,053
Reynolds American Incorporated	6.15	9-15-2043	125,000	151,185
Reynolds American Incorporated	7.25	6-15-2037	200,000	262,629

				17,004,175

Energy: 1.81%

Energy Equipment & Services: 0.14%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	575,453
Baker Hughes Incorporated	6.88	1-15-2029	250,000	321,152
Baker Hughes Incorporated	7.50	11-15-2018	375,000	445,007
Cameron International Corporation	1.15	12-15-2016	312,000	308,694
Cameron International Corporation	4.00	12-15-2023	400,000	406,680
Cameron International Corporation	4.50	6-1-2021	200,000	213,161
Cameron International Corporation	5.13	12-15-2043	187,000	189,372
Cameron International Corporation	5.95	6-1-2041	100,000	111,594
Cameron International Corporation	7.00	7-15-2038	100,000	123,395
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	300,000	262,188
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	286,816
Diamond Offshore Drilling Incorporated «	5.88	5-1-2019	365,000	404,922
FMC Technologies Incorporated	3.45	10-1-2022	100,000	99,345
Halliburton Company	2.00	8-1-2018	500,000	504,139
Halliburton Company	3.25	11-15-2021	200,000	208,904
Halliburton Company	3.50	8-1-2023	500,000	522,063
Halliburton Company	4.50	11-15-2041	250,000	267,215
Halliburton Company	4.75	8-1-2043	250,000	278,872

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	39

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)
Halliburton Company	6.15%	9-15-2019	$350,000	$409,252
Halliburton Company	7.45	9-15-2039	650,000	936,834
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	974,616
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	381,811

				8,231,485

Oil, Gas & Consumable Fuels: 1.67%
Amerada Hess Corporation	7.13	3-15-2033	500,000	622,897
Anadarko Petroleum Corporation	3.45	7-15-2024	250,000	253,540
Anadarko Petroleum Corporation	4.50	7-15-2044	500,000	514,757
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	643,599
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	371,440
Anadarko Petroleum Corporation	6.38	9-15-2017	1,000,000	1,119,098
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	1,085,317
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	549,503
Apache Corporation	3.25	4-15-2022	362,000	365,803
Apache Corporation	3.63	2-1-2021	500,000	526,686
Apache Corporation	4.25	1-15-2044	250,000	244,700
Apache Corporation	4.75	4-15-2043	1,000,000	1,049,038
Apache Corporation	5.10	9-1-2040	575,000	618,810
Apache Corporation	5.25	2-1-2042	100,000	109,645
Apache Corporation	5.63	1-15-2017	380,000	409,080
Apache Corporation	6.00	1-15-2037	500,000	598,958
BJ Services Company	6.00	6-1-2018	150,000	169,279
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	92,776
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	162,584
Boardwalk Pipelines LP	5.88	11-15-2016	100,000	104,672
Buckeye Partners LP	4.15	7-1-2023	250,000	248,439
Buckeye Partners LP	4.88	2-1-2021	560,000	594,524
Buckeye Partners LP	5.50	8-15-2019	150,000	164,358
Buckeye Partners LP	5.85	11-15-2043	200,000	198,883
Buckeye Partners LP	6.05	1-15-2018	100,000	110,014
Chevron Corporation	1.10	12-5-2017	1,000,000	999,518
Chevron Corporation	1.72	6-24-2018	2,000,000	2,019,164
Chevron Corporation	2.19	11-15-2019	100,000	101,607
Chevron Corporation	2.36	12-5-2022	750,000	739,284
Chevron Corporation	3.19	6-24-2023	1,000,000	1,044,991
Chevron Corporation	4.95	3-3-2019	500,000	562,478
ConocoPhillips Company	1.05	12-15-2017	250,000	248,795
ConocoPhillips Company	2.40	12-15-2022	500,000	493,193
ConocoPhillips Company	2.88	11-15-2021	500,000	508,266
ConocoPhillips Company	3.35	11-15-2024	750,000	774,629
ConocoPhillips Company	4.30	11-15-2044	300,000	320,529
ConocoPhillips Company	5.20	5-15-2018	250,000	277,666
ConocoPhillips Company	5.75	2-1-2019	1,000,000	1,144,826
ConocoPhillips Company	5.90	10-15-2032	250,000	316,034
ConocoPhillips Company	5.90	5-15-2038	100,000	127,831
ConocoPhillips Company	6.00	1-15-2020	750,000	875,928
ConocoPhillips Company	6.95	4-15-2029	800,000	1,094,584

40	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources Company	4.50%	4-15-2023	$2,000,000	$1,952,218
DCP Midstream Operating Company	2.70	4-1-2019	500,000	472,473
DCP Midstream Operating Company	3.88	3-15-2023	400,000	362,638
DCP Midstream Operating Company	5.60	4-1-2044	250,000	216,409
Devon Energy Corporation	3.25	5-15-2022	500,000	514,143
Devon Energy Corporation	4.00	7-15-2021	200,000	214,528
Devon Energy Corporation	4.75	5-15-2042	500,000	540,506
Devon Energy Corporation	5.60	7-15-2041	200,000	238,059
Devon Energy Corporation	6.30	1-15-2019	600,000	692,239
Devon Energy Corporation	7.95	4-15-2032	500,000	708,821
Dominion Gas Holdings LLC	4.80	11-1-2043	500,000	561,407
El Paso Natural Gas Company	5.95	4-15-2017	150,000	160,452
El Paso Natural Gas Company	8.38	6-15-2032	650,000	836,089
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	94,597
Enable Midstream Partners LP 144A	3.90	5-15-2024	1,000,000	981,068
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	416,105
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	207,851
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	69,718
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	223,927
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	336,645
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	156,818
Energy Transfer Partners LP	3.60	2-1-2023	300,000	298,581
Energy Transfer Partners LP	4.15	10-1-2020	300,000	313,704
Energy Transfer Partners LP	4.65	6-1-2021	100,000	107,070
Energy Transfer Partners LP	4.90	2-1-2024	300,000	325,330
Energy Transfer Partners LP	5.15	2-1-2043	200,000	208,885
Energy Transfer Partners LP	5.20	2-1-2022	500,000	550,443
Energy Transfer Partners LP	5.95	10-1-2043	200,000	229,828
Energy Transfer Partners LP	6.05	6-1-2041	300,000	343,816
Energy Transfer Partners LP	6.13	2-15-2017	55,000	59,469
Energy Transfer Partners LP	6.50	2-1-2042	500,000	598,467
Energy Transfer Partners LP	6.63	10-15-2036	230,000	276,969
Energy Transfer Partners LP	6.70	7-1-2018	100,000	113,238
Energy Transfer Partners LP	7.50	7-1-2038	100,000	129,008
Energy Transfer Partners LP	8.25	11-15-2029	125,000	173,197
Energy Transfer Partners LP	9.00	4-15-2019	500,000	609,564
Eni Lasmo plc	7.30	11-15-2027	200,000	267,473
Enlink Midstream Partners LP	2.70	4-1-2019	250,000	249,203
Enlink Midstream Partners LP	4.40	4-1-2024	250,000	266,000
Enlink Midstream Partners LP	5.60	4-1-2044	250,000	282,399
Enterprise Products Operating LLC	2.55	10-15-2019	500,000	505,497
Enterprise Products Operating LLC	3.35	3-15-2023	850,000	874,149
Enterprise Products Operating LLC	3.75	2-15-2025	500,000	519,853
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	316,325
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	267,010
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	261,381
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	444,426
Enterprise Products Operating LLC	5.10	2-15-2045	500,000	569,185
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	566,593

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	41

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC	5.25%	1-31-2020	$700,000	$789,956
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	247,007
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	124,537
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,259,472
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	447,852
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	285,467
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	142,075
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	535,997
EOG Resources Incorporated	2.63	3-15-2023	450,000	445,198
EOG Resources Incorporated	4.10	2-1-2021	200,000	214,553
EOG Resources Incorporated	4.40	6-1-2020	300,000	330,730
EOG Resources Incorporated	5.63	6-1-2019	75,000	84,873
EOG Resources Incorporated	6.88	10-1-2018	400,000	469,036
EQT Corporation	4.88	11-15-2021	300,000	314,499
EQT Corporation	8.13	6-1-2019	325,000	387,948
Equitable Resources Incorporated	6.50	4-1-2018	100,000	110,429
Exxon Mobil Corporation	0.92	3-15-2017	500,000	502,005
Exxon Mobil Corporation	1.82	3-15-2019	1,000,000	1,016,114
Exxon Mobil Corporation	3.18	3-15-2024	500,000	529,378
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	194,577
Hess Corporation	5.60	2-15-2041	300,000	333,011
Hess Corporation	6.00	1-15-2040	350,000	407,765
Hess Corporation	7.30	8-15-2031	384,000	482,728
Hess Corporation	7.88	10-1-2029	280,000	369,540
Hess Corporation	8.13	2-15-2019	500,000	598,974
Kerr-McGee Corporation	6.95	7-1-2024	200,000	250,511
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	247,952
Kinder Morgan Energy Partners LP	3.50	3-1-2016	500,000	511,475
Kinder Morgan Energy Partners LP	3.50	3-1-2021	300,000	303,751
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	247,479
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	384,539
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	251,292
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	226,011
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	138,555
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	320,520
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	1,125,472
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	109,316
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	550,468
Kinder Morgan Energy Partners LP	6.00	2-1-2017	1,000,000	1,078,487
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	574,610
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	872,667
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	607,044
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	227,577
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	112,639
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	675,814
Marathon Oil Corporation	2.80	11-1-2022	600,000	586,031
Marathon Oil Corporation	6.00	10-1-2017	625,000	694,820
Marathon Oil Corporation	6.60	10-1-2037	450,000	547,458
Marathon Petroleum Corporation	3.50	3-1-2016	555,000	567,673

42	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corporation	3.63%	9-15-2024	$500,000	$511,136
Marathon Petroleum Corporation	4.75	9-15-2044	500,000	510,339
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	39,351
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	669,629
Murphy Oil Corporation	2.50	12-1-2017	500,000	495,253
Murphy Oil Corporation	5.13	12-1-2042	250,000	217,867
Murphy Oil Corporation	7.05	5-1-2029	200,000	229,152
Nabors Industries Incorporated	5.00	9-15-2020	300,000	296,039
Nabors Industries Incorporated	6.15	2-15-2018	500,000	524,451
Nabors Industries Incorporated	9.25	1-15-2019	500,000	569,013
Nextera Energy Capital	4.50	6-1-2021	200,000	220,145
Noble Energy Incorporated	3.90	11-15-2024	300,000	309,805
Noble Energy Incorporated	4.15	12-15-2021	500,000	534,294
Noble Energy Incorporated	5.05	11-15-2044	500,000	527,011
Noble Energy Incorporated	6.00	3-1-2041	565,000	656,729
Noble Energy Incorporated	8.25	3-1-2019	350,000	420,642
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	190,626
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	250,102
Occidental Petroleum Corporation	1.75	2-15-2017	500,000	506,469
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	492,975
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	512,048
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	500,369
Occidental Petroleum Corporation	4.13	6-1-2016	400,000	416,565
ONEOK Partners LP	3.20	9-15-2018	125,000	126,833
ONEOK Partners LP	3.38	10-1-2022	1,000,000	946,044
ONEOK Partners LP	6.13	2-1-2041	500,000	520,255
ONEOK Partners LP	6.15	10-1-2016	200,000	212,129
ONEOK Partners LP	6.20	9-15-2043	179,000	189,448
ONEOK Partners LP	6.85	10-15-2037	500,000	568,389
ONEOK Partners LP	8.63	3-1-2019	350,000	412,648
Phillips 66	2.95	5-1-2017	1,000,000	1,035,500
Phillips 66	4.30	4-1-2022	1,000,000	1,092,021
Phillips 66	4.65	11-15-2034	200,000	215,206
Phillips 66	4.88	11-15-2044	200,000	215,871
Phillips 66	5.88	5-1-2042	750,000	913,398
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,030,724
Plains All American Pipeline LP	2.60	12-15-2019	200,000	201,826
Plains All American Pipeline LP	3.60	11-1-2024	300,000	307,853
Plains All American Pipeline LP	3.65	6-1-2022	500,000	518,628
Plains All American Pipeline LP	3.85	10-15-2023	500,000	522,598
Plains All American Pipeline LP	4.90	2-15-2045	250,000	275,768
Plains All American Pipeline LP	5.00	2-1-2021	200,000	223,190
Plains All American Pipeline LP	5.15	6-1-2042	500,000	559,439
Plains All American Pipeline LP	6.50	5-1-2018	150,000	170,739
Plains All American Pipeline LP	6.65	1-15-2037	200,000	258,110
Plains All American Pipeline LP	8.75	5-1-2019	400,000	501,772
Rowan Companies Incorporated	4.75	1-15-2024	200,000	192,300
Rowan Companies Incorporated	5.40	12-1-2042	150,000	126,965
Rowan Companies Incorporated	5.85	1-15-2044	200,000	179,919

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	43

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Rowan Companies Incorporated	7.88%	8-1-2019	$300,000	$334,315
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,049,760
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	539,892
SouthWestern Energy Company	4.10	3-15-2022	1,000,000	985,038
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	187,587
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	109,735
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	120,942
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	121,830
Spectra Energy Partners LP	2.95	9-25-2018	500,000	515,910
Spectra Energy Partners LP	4.75	3-15-2024	350,000	389,860
Sunoco Logistics Partners LP	3.45	1-15-2023	200,000	198,916
Sunoco Logistics Partners LP	4.95	1-15-2043	150,000	151,916
Sunoco Logistics Partners LP	5.30	4-1-2044	500,000	537,020
Sunoco Logistics Partners LP	5.35	5-15-2045	200,000	215,641
Sunoco Logistics Partners LP	6.85	2-15-2040	250,000	309,720
TC Pipelines LP	4.65	6-15-2021	300,000	316,055
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	309,641
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	440,757
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	117,717
Valero Energy Corporation	6.13	6-15-2017	500,000	551,206
Valero Energy Corporation	6.13	2-1-2020	65,000	74,386
Valero Energy Corporation	6.63	6-15-2037	1,000,000	1,252,776
Valero Energy Corporation	7.50	4-15-2032	300,000	390,061
Valero Energy Corporation	9.38	3-15-2019	250,000	312,962
Western Gas Partners LP	4.00	7-1-2022	400,000	411,700
Western Gas Partners LP	5.45	4-1-2044	500,000	554,413
Williams Companies Incorporated	3.70	1-15-2023	500,000	467,451
Williams Companies Incorporated	4.55	6-24-2024	650,000	635,060
Williams Companies Incorporated	7.88	9-1-2021	200,000	226,068
Williams Companies Incorporated	8.75	3-15-2032	275,000	324,128
Williams Partners LP	3.35	8-15-2022	250,000	241,673
Williams Partners LP	4.13	11-15-2020	300,000	313,810
Williams Partners LP	4.30	3-4-2024	500,000	514,328
Williams Partners LP	4.50	11-15-2023	400,000	419,371
Williams Partners LP	5.25	3-15-2020	640,000	704,632
Williams Partners LP	5.80	11-15-2043	1,000,000	1,098,417
Williams Partners LP	6.30	4-15-2040	390,000	444,081
XTO Energy Incorporated	6.50	12-15-2018	500,000	586,087

				101,689,824

Financials: 6.94%

Banks: 2.01%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	101,004
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,123,357
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	41,325
Bank of America Corporation	1.70	8-25-2017	500,000	502,305
Bank of America Corporation	2.00	1-11-2018	750,000	754,612
Bank of America Corporation	2.60	1-15-2019	554,000	562,713
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,622,213

44	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Bank of America Corporation	3.63%	3-17-2016	$2,000,000	$2,054,826
Bank of America Corporation	3.75	7-12-2016	2,000,000	2,068,164
Bank of America Corporation	4.00	4-1-2024	2,500,000	2,641,435
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,327,908
Bank of America Corporation	4.20	8-26-2024	1,700,000	1,760,659
Bank of America Corporation	5.00	1-21-2044	950,000	1,095,709
Bank of America Corporation	5.30	3-15-2017	275,000	295,152
Bank of America Corporation	5.49	3-15-2019	250,000	277,041
Bank of America Corporation	5.63	10-14-2016	100,000	106,695
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,725,188
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,331,876
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,658,751
Bank of America Corporation	5.88	1-5-2021	500,000	584,195
Bank of America Corporation	5.88	2-7-2042	500,000	640,983
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,103,520
Bank of America Corporation	6.00	10-15-2036	800,000	1,025,958
Bank of America Corporation	6.05	5-16-2016	1,500,000	1,581,443
Bank of America Corporation	6.50	8-1-2016	1,850,000	1,983,474
Bank of America Corporation	7.63	6-1-2019	2,500,000	3,020,528
Bank One Corporation	7.63	10-15-2026	240,000	316,116
Bank One Corporation	8.00	4-29-2027	550,000	760,514
Branch Banking & Trust Corporation	1.35	10-1-2017	1,200,000	1,202,507
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	509,140
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	510,039
Branch Banking & Trust Corporation	3.20	3-15-2016	600,000	614,044
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	421,892
Branch Banking & Trust Corporation	3.95	4-29-2016	350,000	362,390
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	533,585
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	106,661
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	592,936
Citigroup Incorporated	1.35	3-10-2017	2,000,000	1,993,994
Citigroup Incorporated	1.55	8-14-2017	1,100,000	1,098,507
Citigroup Incorporated	1.75	5-1-2018	100,000	99,442
Citigroup Incorporated	2.50	9-26-2018	400,000	407,465
Citigroup Incorporated	2.50	7-29-2019	1,000,000	1,011,755
Citigroup Incorporated	3.38	3-1-2023	632,000	645,158
Citigroup Incorporated	3.50	5-15-2023	500,000	498,778
Citigroup Incorporated	3.75	6-16-2024	1,550,000	1,611,104
Citigroup Incorporated	3.88	10-25-2023	850,000	895,022
Citigroup Incorporated	3.95	6-15-2016	1,000,000	1,034,779
Citigroup Incorporated	4.05	7-30-2022	400,000	416,776
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,651,805
Citigroup Incorporated	4.95	11-7-2043	200,000	230,737
Citigroup Incorporated	5.38	8-9-2020	500,000	569,757
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,073,334
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,132,495
Citigroup Incorporated	5.88	1-30-2042	500,000	644,794
Citigroup Incorporated	6.00	8-15-2017	100,000	110,272
Citigroup Incorporated	6.00	10-31-2033	725,000	856,197

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	45

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Citigroup Incorporated	6.13%	11-21-2017	$1,000,000	$1,115,666
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,382,548
Citigroup Incorporated	6.13	8-25-2036	500,000	605,667
Citigroup Incorporated	6.88	3-5-2038	1,300,000	1,777,789
Citigroup Incorporated	8.13	7-15-2039	855,000	1,331,615
Citigroup Incorporated	8.50	5-22-2019	900,000	1,119,970
City National Corporation	5.25	9-15-2020	200,000	229,768
Comerica Bank	5.75	11-21-2016	500,000	538,364
Comerica Incorporated	3.80	7-22-2026	250,000	253,142
Commonwealth Bank of Australia (New York)	1.13	3-13-2017	1,000,000	1,001,064
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	253,315
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	1,000,000	1,008,649
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	500,000	515,398
Compass Bank	2.75	9-29-2019	250,000	252,181
Compass Bank	6.40	10-1-2017	250,000	272,048
Discover Bank	3.20	8-9-2021	500,000	510,730
Discover Bank	4.20	8-8-2023	500,000	534,417
Discover Bank	4.25	3-13-2026	250,000	263,070
Fifth Third Bancorp	1.15	11-18-2016	350,000	350,549
Fifth Third Bancorp	2.30	3-1-2019	1,000,000	1,007,360
Fifth Third Bancorp	4.30	1-16-2024	500,000	533,754
Fifth Third Bancorp	5.45	1-15-2017	500,000	536,334
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,130,282
Fifth Third Bank	2.88	10-1-2021	300,000	304,352
HSBC Bank USA NA	1.63	1-16-2018	500,000	500,728
HSBC Bank USA NA	2.25	6-23-2019	1,900,000	1,909,844
HSBC Bank USA NA	4.88	8-24-2020	800,000	888,045
HSBC Bank USA NA	5.00	9-27-2020	500,000	552,285
HSBC Bank USA NA	5.63	8-15-2035	225,000	277,532
HSBC Bank USA NA	7.00	1-15-2039	500,000	719,377
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	254,806
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	30,197
Huntington National Bank	1.30	11-20-2016	265,000	265,416
KeyBank NA	1.10	11-25-2016	300,000	300,210
KeyBank NA	1.65	2-1-2018	400,000	400,988
KeyBank NA	5.45	3-3-2016	500,000	522,291
KeyCorp	2.30	12-13-2018	300,000	304,331
KeyCorp	5.10	3-24-2021	500,000	567,422
Manufacturers & Traders Trust Company	1.25	1-30-2017	355,000	355,468
Manufacturers & Traders Trust Company	1.40	7-25-2017	300,000	300,294
Manufacturers & Traders Trust Company	2.25	7-25-2019	850,000	855,118
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	561,963
MUFG Capital Finance 1 Limited ±	6.35	7-29-2049	1,000,000	1,050,000
National Australia Bank Limited	1.30	7-25-2016	250,000	251,667
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,032,841
National Australia Bank Limited	3.00	1-20-2023	350,000	356,018
PNC Bank NA	1.13	1-27-2017	500,000	501,737
PNC Bank NA	1.50	10-18-2017	500,000	501,703
PNC Bank NA	2.25	7-2-2019	750,000	756,124

46	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
PNC Bank NA	2.70%	11-1-2022	$350,000	$346,187
PNC Bank NA	2.95	1-30-2023	300,000	300,643
PNC Bank NA	3.30	10-30-2024	500,000	517,917
PNC Bank NA	3.80	7-25-2023	300,000	314,511
PNC Bank NA	4.20	11-1-2025	1,500,000	1,626,764
PNC Bank NA	6.00	12-7-2017	500,000	557,082
PNC Bank NA	6.88	4-1-2018	175,000	201,753
Rabobank Nederland NV	2.25	1-14-2019	500,000	505,678
Regions Financial Corporation	2.00	5-15-2018	300,000	298,267
Santander Holdings USA	4.63	4-19-2016	500,000	518,691
Sovereign Bank	8.75	5-30-2018	250,000	295,468
SunTrust Bank Incorporated	3.60	4-15-2016	250,000	257,218
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	831,724
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	576,146
SVB Financial Group	5.38	9-15-2020	160,000	181,384
Union Bank NA	2.13	6-16-2017	250,000	253,173
Union Bank NA	2.63	9-26-2018	500,000	513,087
Union Bank NA	5.95	5-11-2016	450,000	474,228
UnionBanCal Corporation	3.50	6-18-2022	200,000	208,048
US Bancorp NA	1.95	11-15-2018	250,000	252,948
US Bancorp NA	2.20	4-25-2019	1,000,000	1,013,305
US Bancorp NA	2.95	7-15-2022	575,000	579,541
US Bancorp NA	3.00	3-15-2022	500,000	515,079
US Bancorp NA	3.60	9-11-2024	500,000	519,530
US Bancorp NA	4.13	5-24-2021	1,000,000	1,101,066
US Bank NA	1.10	1-30-2017	1,000,000	1,004,028
US Bank NA	1.38	9-11-2017	500,000	502,963
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,295,936
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	856,881
Wachovia Corporation (l)	5.50	8-1-2035	700,000	829,788
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,286,976
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,103,786
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,118,739
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,257,059
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,001,740
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,028,838
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	765,209
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,054,774
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,037,270
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,047,838
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,067,285
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,396,104
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,185,373
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,222,347
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,669,071
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	449,844
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	512,750

				122,201,503

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	47

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 1.21%
AGL Capital Corporation	4.40%	6-1-2043	$200,000	$217,039
AGL Capital Corporation	5.88	3-15-2041	570,000	736,982
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	537,337
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	343,703
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	78,389
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	335,617
Ares Capital Corporation	3.88	1-15-2020	400,000	401,732
Ares Capital Corporation	4.88	11-30-2018	100,000	106,053
Bank of New York Mellon Corporation	0.70	3-4-2016	200,000	200,301
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	347,925
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	303,461
Bank of New York Mellon Corporation	2.30	7-28-2016	1,500,000	1,533,443
Bank of New York Mellon Corporation	3.40	5-15-2024	1,000,000	1,042,748
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	636,570
Bank of New York Mellon Corporation	3.95	11-18-2025	250,000	272,925
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	109,692
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,135,908
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,100,658
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	694,404
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,731,396
BlackRock Incorporated	3.38	6-1-2022	500,000	522,082
BlackRock Incorporated	4.25	5-24-2021	500,000	556,731
BlackRock Incorporated	5.00	12-10-2019	250,000	283,771
BlackRock Incorporated	6.25	9-15-2017	350,000	393,020
Charles Schwab Corporation	2.20	7-25-2018	150,000	152,487
Charles Schwab Corporation	3.23	9-1-2022	425,000	437,026
Charles Schwab Corporation	4.45	7-22-2020	200,000	220,891
Credit Suisse USA Incorporated	5.38	3-2-2016	500,000	522,871
Eaton Vance Corporation	3.63	6-15-2023	100,000	103,073
Eaton Vance Corporation	6.50	10-2-2017	30,000	33,522
Franklin Resources Incorporated	2.80	9-15-2022	300,000	303,789
Franklin Resources Incorporated	4.63	5-20-2020	250,000	277,785
FS Investment Corporation	4.00	7-15-2019	250,000	249,127
Goldman Sachs Group Incorporated	3.63	1-22-2023	1,500,000	1,551,576
Goldman Sachs Group Incorporated	3.85	7-8-2024	1,000,000	1,044,978
Goldman Sachs Group Incorporated	4.80	7-8-2044	1,000,000	1,105,117
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,248,675
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,698,633
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	535,330
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,338,704
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,229,924
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,265,606
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,165,734
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,265,816
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	1,967,040
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,389,581
Goldman Sachs Group Incorporated	6.25	2-1-2041	1,500,000	1,962,753
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,246,134
Goldman Sachs Group Incorporated	6.75	10-1-2037	925,000	1,197,816
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,300,000	1,552,682

48	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Jefferies Group Incorporated	5.13%	1-20-2023	$1,000,000	$1,058,417
Jefferies Group Incorporated	6.25	1-15-2036	150,000	156,098
Jefferies Group Incorporated	6.45	6-8-2027	150,000	165,704
Jefferies Group Incorporated	6.50	1-20-2043	250,000	256,511
Jefferies Group Incorporated	6.88	4-15-2021	150,000	169,748
Jefferies Group Incorporated	8.50	7-15-2019	700,000	836,003
Lazard Group LLC	6.85	6-15-2017	410,000	456,370
Legg Mason Incorporated	5.63	1-15-2044	600,000	710,644
Morgan Stanley	2.13	4-25-2018	943,000	949,930
Morgan Stanley	3.70	10-23-2024	1,000,000	1,032,416
Morgan Stanley	3.75	2-25-2023	1,175,000	1,227,399
Morgan Stanley	3.88	4-29-2024	1,000,000	1,049,989
Morgan Stanley	4.10	5-22-2023	750,000	774,866
Morgan Stanley	4.35	9-8-2026	1,250,000	1,303,050
Morgan Stanley	4.75	3-22-2017	1,000,000	1,066,479
Morgan Stanley	4.88	11-1-2022	906,000	984,315
Morgan Stanley	5.00	11-24-2025	750,000	826,591
Morgan Stanley	5.45	1-9-2017	1,000,000	1,072,500
Morgan Stanley	5.50	1-26-2020	1,000,000	1,136,728
Morgan Stanley	5.50	7-24-2020	500,000	571,026
Morgan Stanley	5.50	7-28-2021	1,570,000	1,814,463
Morgan Stanley	5.55	4-27-2017	850,000	920,446
Morgan Stanley	5.63	9-23-2019	2,000,000	2,270,292
Morgan Stanley	5.75	10-18-2016	1,500,000	1,604,603
Morgan Stanley	5.75	1-25-2021	1,250,000	1,453,160
Morgan Stanley	6.25	8-9-2026	300,000	371,750
Morgan Stanley	6.38	7-24-2042	1,000,000	1,335,997
Morgan Stanley	6.63	4-1-2018	2,500,000	2,843,710
Morgan Stanley	7.25	4-1-2032	470,000	654,798
Morgan Stanley	7.30	5-13-2019	400,000	477,731
Northern Trust Corporation	3.45	11-4-2020	500,000	537,176
Northern Trust Corporation	3.95	10-30-2025	250,000	266,480
Raymond James Financial Incorporated	4.25	4-15-2016	100,000	104,049
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	123,936
Stifel Financial Corporation	4.25	7-18-2024	200,000	204,826
TD Ameritrade Holding Corporation	3.63	4-1-2025	200,000	208,078
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	230,813
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,568,181

				73,483,830

Consumer Finance: 0.90%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	386,878
American Express Centurion Bank	6.00	9-13-2017	500,000	556,774
American Express Company	1.55	5-22-2018	375,000	374,615
American Express Company	2.65	12-2-2022	575,000	572,628
American Express Company	4.05	12-3-2042	905,000	919,388
American Express Company	5.50	9-12-2016	500,000	533,840
American Express Company ±	6.80	9-1-2066	200,000	210,875
American Express Company	7.00	3-19-2018	800,000	923,934

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	49

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
American Express Company	8.13%	5-20-2019	$500,000	$620,369
American Express Credit Corporation	1.13	6-5-2017	1,000,000	999,293
American Express Credit Corporation	1.55	9-22-2017	500,000	502,577
American Express Credit Corporation	2.13	7-27-2018	200,000	203,173
American Express Credit Corporation	2.25	8-15-2019	1,000,000	1,008,538
American Express Credit Corporation	2.38	3-24-2017	750,000	770,127
American Express Credit Corporation	2.80	9-19-2016	1,000,000	1,028,451
American Honda Finance Corporation	1.13	10-7-2016	400,000	402,167
American Honda Finance Corporation	1.20	7-14-2017	300,000	300,580
American Honda Finance Corporation	1.55	12-11-2017	400,000	404,277
American Honda Finance Corporation	2.13	10-10-2018	300,000	303,863
American Honda Finance Corporation	2.25	8-15-2019	500,000	508,434
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	439,707
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	624,433
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	304,907
Bunge Limited Finance Corporation	4.10	3-15-2016	100,000	102,845
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	611,371
Capital One Bank USA NA	1.30	6-5-2017	1,000,000	993,028
Capital One Bank USA NA	2.15	11-21-2018	250,000	251,625
Capital One Bank USA NA	2.25	2-13-2019	500,000	501,443
Capital One Bank USA NA	2.30	6-5-2019	1,000,000	1,001,059
Capital One Bank USA NA	2.40	9-5-2019	500,000	501,612
Capital One Bank USA NA	3.38	2-15-2023	500,000	503,674
Capital One Bank USA NA	8.80	7-15-2019	750,000	932,063
Capital One Financial Corporation	3.15	7-15-2016	260,000	266,741
Capital One Financial Corporation	4.75	7-15-2021	450,000	502,395
Capital One Financial Corporation	6.15	9-1-2016	500,000	534,348
Capital One Financial Corporation	6.75	9-15-2017	283,000	318,318
Caterpillar Financial Services Corporation	1.00	3-3-2017	500,000	500,724
Caterpillar Financial Services Corporation	1.25	8-18-2017	300,000	301,383
Caterpillar Financial Services Corporation	1.35	9-6-2016	750,000	756,875
Caterpillar Financial Services Corporation	2.10	6-9-2019	500,000	506,680
Caterpillar Financial Services Corporation	2.65	4-1-2016	100,000	102,164
Caterpillar Financial Services Corporation	3.30	6-9-2024	1,000,000	1,038,112
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	269,281
Caterpillar Financial Services Corporation	5.50	3-15-2016	275,000	288,906
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	298,702
Daimler Finance North America LLC	8.50	1-18-2031	425,000	663,453
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	867,973
Discover Financial Services	3.85	11-21-2022	550,000	565,929
Discover Financial Services	5.20	4-27-2022	600,000	663,453
Ford Motor Credit Company LLC	1.70	5-9-2016	400,000	402,257
Ford Motor Credit Company LLC	2.38	3-12-2019	1,000,000	1,012,367
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,374,517
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	309,617
Ford Motor Credit Company LLC	4.21	4-15-2016	600,000	619,174
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	839,476
Ford Motor Credit Company LLC	4.75	1-15-2043	1,000,000	1,102,047
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,362,044

50	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
HSBC Finance Corporation	6.68%	1-15-2021	$1,179,000	$1,409,489
John Deere Capital Corporation	1.05	10-11-2016	200,000	200,869
John Deere Capital Corporation	1.05	12-15-2016	600,000	602,255
John Deere Capital Corporation	1.13	6-12-2017	52,000	52,114
John Deere Capital Corporation	1.30	3-12-2018	550,000	549,469
John Deere Capital Corporation	1.40	3-15-2017	500,000	504,850
John Deere Capital Corporation	1.95	12-13-2018	200,000	203,480
John Deere Capital Corporation	2.25	6-7-2016	200,000	203,999
John Deere Capital Corporation	2.80	1-27-2023	500,000	505,338
John Deere Capital Corporation	3.90	7-12-2021	300,000	325,855
John Deere Capital Corporation	5.50	4-13-2017	100,000	109,129
John Deere Capital Corporation	5.75	9-10-2018	500,000	569,249
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,062,678
National City Corporation	6.88	5-15-2019	500,000	588,851
PACCAR Financial Corporation	1.15	8-16-2016	350,000	352,538
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	497,014
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	614,739
Synchrony Financial	3.00	8-15-2019	750,000	762,830
Synchrony Financial	4.25	8-15-2024	750,000	786,152
Toyota Motor Credit Corporation	0.80	5-17-2016	300,000	300,909
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	651,870
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	509,596
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	407,437
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	766,856
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	355,838
Toyota Motor Credit Corporation	2.13	7-18-2019	800,000	814,498
Toyota Motor Credit Corporation	3.30	1-12-2022	1,500,000	1,589,823
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	374,677
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	556,998

				54,994,884

Diversified Financial Services: 1.22%
Block Financial LLC	5.50	11-1-2022	200,000	221,136
Boeing Capital Corporation	2.13	8-15-2016	200,000	204,132
Boeing Capital Corporation	4.70	10-27-2019	500,000	558,600
CME Group Incorporated	5.30	9-15-2043	300,000	368,870
General Electric Capital Corporation	1.50	7-12-2016	500,000	505,103
General Electric Capital Corporation	2.30	4-27-2017	2,000,000	2,053,072
General Electric Capital Corporation	2.30	1-14-2019	500,000	512,993
General Electric Capital Corporation	3.10	1-9-2023	1,000,000	1,035,690
General Electric Capital Corporation	3.35	10-17-2016	1,250,000	1,300,215
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,221,258
General Electric Capital Corporation	4.63	1-7-2021	500,000	563,249
General Electric Capital Corporation	4.65	10-17-2021	1,275,000	1,445,892
General Electric Capital Corporation	5.30	2-11-2021	845,000	973,850
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,157,150
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,663,290
General Electric Capital Corporation	5.63	5-1-2018	2,000,000	2,248,720
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	3,251,408

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	51

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
General Electric Capital Corporation	6.00%	8-7-2019	$850,000	$997,103
General Electric Capital Corporation	6.15	8-7-2037	650,000	868,462
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,087,700
General Electric Capital Corporation	6.75	3-15-2032	2,100,000	2,920,292
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	2,179,704
ING US Incorporated	2.90	2-15-2018	400,000	411,495
ING US Incorporated	5.50	7-15-2022	500,000	577,766
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	230,510
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	215,171
JPMorgan Chase & Company	1.35	2-15-2017	2,000,000	2,004,726
JPMorgan Chase & Company	1.80	1-25-2018	500,000	502,492
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,520,423
JPMorgan Chase & Company	2.35	1-28-2019	500,000	507,132
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	1,017,531
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,533,923
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	998,619
JPMorgan Chase & Company	3.45	3-1-2016	2,500,000	2,564,075
JPMorgan Chase & Company	3.63	5-13-2024	2,000,000	2,074,576
JPMorgan Chase & Company	4.25	10-15-2020	1,000,000	1,092,729
JPMorgan Chase & Company	4.35	8-15-2021	2,000,000	2,187,476
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,647,200
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,658,439
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,666,859
JPMorgan Chase & Company	5.40	1-6-2042	750,000	903,620
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,362,323
JPMorgan Chase & Company	5.63	8-16-2043	200,000	239,909
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,385,619
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,120,194
JPMorgan Chase & Company	6.30	4-23-2019	1,500,000	1,742,271
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,797,161
Leucadia National Corporation	5.50	10-18-2023	240,000	247,475
Leucadia National Corporation	6.63	10-23-2043	120,000	118,249
Mellon Funding Corporation	5.50	11-15-2018	200,000	223,213
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	757,255
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	732,704
Merrill Lynch & Company Incorporated	6.40	8-28-2017	500,000	556,301
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,936,674
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	1,087,456
Moody’s Corporation	4.50	9-1-2022	250,000	269,877
Moody’s Corporation	4.88	2-15-2024	350,000	390,416
Moody’s Corporation	5.25	7-15-2044	300,000	343,973
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	65,585
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	556,254
National Rural Utilities Cooperative Finance Corporation	1.10	1-27-2017	250,000	250,766
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	100,647
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	333,000	337,707
National Rural Utilities Cooperative Finance Corporation	3.05	3-1-2016	100,000	102,517
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	214,783
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	273,242

52	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corporation	10.38%	11-1-2018	$700,000	$909,125
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	452,754
NCUA Guaranteed Notes	3.45	6-12-2021	200,000	221,940
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,025,777
PNC Funding Corporation	5.13	2-8-2020	150,000	170,434
PNC Funding Corporation	5.63	2-1-2017	350,000	376,837
PNC Funding Corporation	6.70	6-10-2019	500,000	593,083
Private Export Funding Corporation	1.38	2-15-2017	375,000	379,339
Private Export Funding Corporation	2.05	11-15-2022	250,000	244,290
Private Export Funding Corporation	2.25	3-15-2020	750,000	760,152
Private Export Funding Corporation	2.45	7-15-2024	300,000	294,970
Private Export Funding Corporation	4.30	12-15-2021	100,000	112,953
TECO Finance Incorporated	4.00	3-15-2016	130,000	134,031
TECO Finance Incorporated	5.15	3-15-2020	65,000	72,635
TECO Finance Incorporated	6.57	11-1-2017	250,000	276,543

				73,890,085

Insurance: 0.88%
ACE INA Holdings Incorporated	3.35	5-15-2024	500,000	521,567
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	575,051
Aegon Funding Corporation	5.75	12-15-2020	75,000	86,314
AFLAC Incorporated	3.63	6-15-2023	500,000	527,666
AFLAC Incorporated	6.90	12-17-2039	250,000	347,531
AFLAC Incorporated	8.50	5-15-2019	250,000	315,523
Alleghany Corporation	5.63	9-15-2020	100,000	112,492
Allied World Assurance	5.50	11-15-2020	300,000	338,107
Allstate Corporation	5.55	5-9-2035	830,000	1,053,810
Allstate Corporation ±	6.13	5-15-2067	300,000	318,000
Allstate Corporation ±	6.50	5-15-2067	200,000	227,000
Allstate Corporation	7.45	5-16-2019	650,000	784,908
American International Group Incorporated	4.13	2-15-2024	1,000,000	1,089,816
American International Group Incorporated	4.50	7-16-2044	750,000	800,942
American International Group Incorporated	4.88	6-1-2022	500,000	571,464
American International Group Incorporated	5.45	5-18-2017	700,000	762,197
American International Group Incorporated	5.85	1-16-2018	850,000	952,774
American International Group Incorporated	6.25	5-1-2036	400,000	521,202
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,216,883
American International Group Incorporated	6.82	11-15-2037	746,000	1,018,029
American International Group Incorporated ±	8.18	5-15-2068	500,000	692,500
AON Corporation	3.13	5-27-2016	350,000	358,780
AON Corporation	5.00	9-30-2020	550,000	621,004
AON Corporation	6.25	9-30-2040	100,000	130,167
Arch Capital Group Limited	5.14	11-1-2043	210,000	242,467
Assurant Incorporated	6.75	2-15-2034	375,000	474,017
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	228,908
Berkshire Hathaway Finance Corporation	0.95	8-15-2016	500,000	502,469
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	200,232
Berkshire Hathaway Finance Corporation	1.60	5-15-2017	500,000	507,961
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	256,454

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	53

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Berkshire Hathaway Finance Corporation	2.90%	10-15-2020	$225,000	$235,236
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	558,335
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	331,902
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	556,476
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	395,465
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	330,880
Berkshire Hathaway Incorporated	1.55	2-9-2018	300,000	303,078
Berkshire Hathaway Incorporated	1.90	1-31-2017	1,275,000	1,302,767
Berkshire Hathaway Incorporated	2.10	8-14-2019	300,000	305,657
Berkshire Hathaway Incorporated	2.20	8-15-2016	300,000	306,307
Berkshire Hathaway Incorporated	3.00	2-11-2023	100,000	103,439
Berkshire Hathaway Incorporated	3.40	1-31-2022	250,000	264,265
Berkshire Hathaway Incorporated	4.50	2-11-2043	400,000	456,953
CHUBB Corporation	5.75	5-15-2018	250,000	283,019
CHUBB Corporation	6.00	5-11-2037	280,000	369,521
CHUBB Corporation ±	6.38	3-29-2067	350,000	374,063
CHUBB Corporation	6.50	5-15-2038	350,000	492,781
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	95,950
CNA Financial Corporation	5.88	8-15-2020	500,000	574,906
CNA Financial Corporation	6.50	8-15-2016	50,000	53,718
CNA Financial Corporation	7.35	11-15-2019	295,000	354,759
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	253,457
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	108,728
First American Financial Corporation	4.60	11-15-2024	100,000	103,124
GE Global Insurance Holdings	7.00	2-15-2026	430,000	551,315
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	45,998
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	276,108
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	266,767
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	284,519
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	93,957
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	323,706
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	281,774
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	680,152
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	107,741
Lincoln National Corporation	4.00	9-1-2023	250,000	265,934
Lincoln National Corporation	4.85	6-24-2021	80,000	89,206
Lincoln National Corporation	6.15	4-7-2036	500,000	632,263
Lincoln National Corporation	6.25	2-15-2020	300,000	349,097
Lincoln National Corporation ±	7.00	5-17-2066	350,000	339,500
Lincoln National Corporation	8.75	7-1-2019	220,000	275,725
Loews Corporation	2.63	5-15-2023	150,000	144,672
Loews Corporation	4.13	5-15-2043	200,000	194,149
Loews Corporation	5.25	3-15-2016	200,000	208,785
Markel Corporation	3.63	3-30-2023	150,000	153,973
Markel Corporation	5.00	3-30-2043	100,000	109,276
Markel Corporation	5.35	6-1-2021	100,000	112,596
Markel Corporation	7.13	9-30-2019	100,000	119,419
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	337,935
MetLife Incorporated	1.90	12-15-2017	250,000	251,815

54	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
MetLife Incorporated	4.13%	8-13-2042	$300,000	$310,799
MetLife Incorporated	4.37	9-15-2023	167,000	185,480
MetLife Incorporated	4.72	12-15-2044	250,000	285,827
MetLife Incorporated	4.75	2-8-2021	750,000	847,584
MetLife Incorporated	4.88	11-13-2043	500,000	580,858
MetLife Incorporated	5.70	6-15-2035	400,000	510,406
MetLife Incorporated	5.88	2-6-2041	700,000	916,014
MetLife Incorporated	6.38	6-15-2034	280,000	381,171
MetLife Incorporated	6.40	12-15-2066	800,000	936,000
MetLife Incorporated	6.50	12-15-2032	200,000	273,113
MetLife Incorporated	6.75	6-1-2016	500,000	536,372
MetLife Incorporated Series A	6.82	8-15-2018	750,000	874,610
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	104,947
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	282,905
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	252,601
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	269,598
ProAssurance Corporation	5.30	11-15-2023	200,000	220,332
Progressive Corporation	3.75	8-23-2021	1,000,000	1,082,749
Progressive Corporation	6.25	12-1-2032	75,000	98,043
Progressive Corporation ±	6.70	6-15-2067	500,000	538,750
Protective Life Corporation	7.38	10-15-2019	500,000	601,152
Prudential Financial Incorporated	3.00	5-12-2016	1,000,000	1,024,089
Prudential Financial Incorporated	4.50	11-16-2021	250,000	276,719
Prudential Financial Incorporated	4.60	5-15-2044	500,000	532,145
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	253,700
Prudential Financial Incorporated	5.38	6-21-2020	500,000	573,212
Prudential Financial Incorporated ±	5.63	6-15-2043	1,000,000	1,057,500
Prudential Financial Incorporated	5.70	12-14-2036	538,000	648,075
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	538,800
Prudential Financial Incorporated	6.20	11-15-2040	250,000	320,208
Prudential Financial Incorporated	6.63	12-1-2037	65,000	86,671
Prudential Financial Incorporated	7.38	6-15-2019	355,000	428,623
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	236,675
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	616,390
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	210,777
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	325,650
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	66,771
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	407,974
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	108,032
Torchmark Corporation	3.80	9-15-2022	350,000	364,895
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	141,492
Travelers Companies Incorporated	5.35	11-1-2040	350,000	439,748
Travelers Companies Incorporated	5.75	12-15-2017	250,000	279,865
Travelers Companies Incorporated	5.90	6-2-2019	500,000	581,324
Travelers Companies Incorporated	6.25	6-15-2037	365,000	500,619
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	814,614
Unitrin Incorporated	6.00	5-15-2017	100,000	108,201
Unum Group	4.00	3-15-2024	500,000	521,037
Unum Group	7.13	9-30-2016	115,000	125,047

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	55

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
WR Berkley Corporation	5.38%	9-15-2020	$200,000	$224,548
WR Berkley Corporation	6.25	2-15-2037	100,000	125,301
XL Capital Limited	6.25	5-15-2027	100,000	123,253
XL Capital Limited	6.38	11-15-2024	100,000	120,508

				53,639,177

Real Estate Management & Development: 0.01%
CubeSmart LP	4.38	12-15-2023	250,000	269,001
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	104,771
Regency Centers LP	4.80	4-15-2021	200,000	219,931
Regency Centers LP	5.88	6-15-2017	100,000	109,577

				703,280

REITs: 0.69%
Alexandria Real Estate Equities Incorporated	2.75	1-15-2020	750,000	748,528
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	750,000	796,151
American Campus Communities Incorporated	3.75	4-15-2023	100,000	101,063
American Tower Corporation	3.45	9-15-2021	500,000	500,352
American Tower Corporation	3.50	1-31-2023	150,000	146,409
American Tower Corporation	4.50	1-15-2018	500,000	533,135
American Tower Corporation	5.00	2-15-2024	350,000	381,900
American Tower Corporation	5.05	9-1-2020	500,000	545,772
American Tower Corporation	5.90	11-1-2021	565,000	646,055
American Tower Corporation	7.00	10-15-2017	350,000	394,756
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	347,339
AvalonBay Communities Incorporated	3.50	11-15-2024	150,000	153,655
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	210,206
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	267,502
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	163,036
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	116,337
BioMed Realty Trust Incorporated	3.85	4-15-2016	150,000	154,389
Boston Properties LP	3.13	9-1-2023	150,000	149,958
Boston Properties LP	3.80	2-1-2024	300,000	312,849
Boston Properties LP	3.85	2-1-2023	400,000	421,615
Boston Properties LP	4.13	5-15-2021	300,000	323,116
Boston Properties LP	5.63	11-15-2020	500,000	576,824
Boston Properties LP	5.88	10-15-2019	500,000	578,213
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	354,670
Camden Property Trust	2.95	12-15-2022	150,000	147,902
Camden Property Trust	4.25	1-15-2024	67,000	71,152
Camden Property Trust	4.63	6-15-2021	150,000	163,448
Camden Property Trust	4.88	6-15-2023	100,000	110,486
CBL & Associates LP	5.25	12-1-2023	67,000	72,059
CBL& Associates LP	4.60	10-15-2024	131,000	133,708
Commonwealth REIT	5.88	9-15-2020	100,000	110,600
Corporate Office Properties LP	3.60	5-15-2023	100,000	97,198
Corporate Office Properties LP	3.70	6-15-2021	500,000	502,552
DDR Corporation	3.38	5-15-2023	250,000	246,837
DDR Corporation	3.50	1-15-2021	250,000	257,538

56	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
DDR Corporation	4.63%	7-15-2022	$250,000	$268,650
Digital Realty Trust LP	3.63	10-1-2022	200,000	199,356
Digital Realty Trust LP	5.25	3-15-2021	100,000	110,279
Digital Realty Trust LP «	5.88	2-1-2020	300,000	337,873
Duke Realty LP	3.63	4-15-2023	125,000	127,368
Duke Realty LP	3.75	12-1-2024	650,000	665,993
Duke Realty LP	5.95	2-15-2017	350,000	378,813
Entertainment Properties Trust	5.75	8-15-2022	150,000	164,716
EPR Properties Company	5.25	7-15-2023	113,000	121,577
Equity One Incorporated	3.75	11-15-2022	250,000	252,607
ERP Operating LP	5.75	6-15-2017	750,000	822,764
ERP Operation LP	4.63	12-15-2021	1,000,000	1,110,707
Essex Portfolio LP	3.25	5-1-2023	100,000	98,140
Essex Portfolio LP	3.38	1-15-2023	500,000	500,864
Essex Portfolio LP	5.20	3-15-2021	65,000	72,583
Federal Realty Investment Trust	2.75	6-1-2023	100,000	98,334
Federal Realty Investment Trust	3.00	8-1-2022	100,000	101,198
Federal Realty Investment Trust	4.50	12-1-2044	250,000	270,751
HCP Incorporated	3.15	8-1-2022	100,000	99,742
HCP Incorporated	3.75	2-1-2019	100,000	105,302
HCP Incorporated	3.88	8-15-2024	1,000,000	1,023,832
HCP Incorporated	4.20	3-1-2024	200,000	209,717
HCP Incorporated	4.25	11-15-2023	279,000	295,462
HCP Incorporated	5.38	2-1-2021	65,000	72,879
HCP Incorporated	5.63	5-1-2017	100,000	108,667
HCP Incorporated	6.00	1-30-2017	200,000	216,921
HCP Incorporated	6.70	1-30-2018	500,000	567,632
HCP Incorporated	6.75	2-1-2041	65,000	86,994
Health Care REIT Incorporated	3.63	3-15-2016	300,000	308,257
Health Care REIT Incorporated	4.13	4-1-2019	250,000	267,756
Health Care REIT Incorporated	4.50	1-15-2024	200,000	215,180
Health Care REIT Incorporated	4.70	9-15-2017	500,000	537,556
Health Care REIT Incorporated	4.95	1-15-2021	250,000	277,544
Health Care REIT Incorporated	5.25	1-15-2022	100,000	112,115
Health Care REIT Incorporated	6.13	4-15-2020	250,000	288,688
Health Care REIT Incorporated	6.50	3-15-2041	200,000	261,544
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	124,614
Healthcare Realty Trust Incorporated	5.75	1-15-2021	250,000	281,933
Healthcare Realty Trust Incorporated	6.50	1-17-2017	60,000	65,408
Highwoods Realty LP	3.20	6-15-2021	1,000,000	1,013,038
Highwoods Realty LP	5.85	3-15-2017	300,000	324,326
Hospitality Properties Trust	4.65	3-15-2024	500,000	515,996
Hospitality Properties Trust	5.63	3-15-2017	75,000	80,094
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	100,866
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	265,578
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	576,107
Kilroy Realty Corporation	3.80	1-15-2023	250,000	256,092
Kilroy Realty Corporation	4.80	7-15-2018	150,000	161,335
Kimco Realty Corporation	5.70	5-1-2017	500,000	542,561

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	57

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Kimco Realty Corporation	6.88%	10-1-2019	$100,000	$118,690
Liberty Property LP	4.40	2-15-2024	156,000	166,594
Liberty Property LP	4.75	10-1-2020	250,000	271,605
Liberty Property LP	5.50	12-15-2016	75,000	80,289
Liberty Property LP	6.63	10-1-2017	150,000	167,458
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	100,398
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	90,993
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	174,209
Mid-America Apartments LP	4.30	10-15-2023	50,000	53,331
National Retail Properties Incorporated	3.30	4-15-2023	100,000	99,863
National Retail Properties Incorporated	3.80	10-15-2022	100,000	103,044
National Retail Properties Incorporated	3.90	6-15-2024	1,000,000	1,033,585
National Retail Properties Incorporated	6.88	10-15-2017	100,000	112,131
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	263,750
ProLogis Trust	3.35	2-1-2021	400,000	413,542
ProLogis Trust	4.25	8-15-2023	1,000,000	1,072,336
ProLogis Trust	6.88	3-15-2020	192,000	225,724
Realty Income Corporation	2.00	1-31-2018	150,000	150,862
Realty Income Corporation	3.88	7-15-2024	500,000	517,522
Realty Income Corporation	4.65	8-1-2023	300,000	326,991
Realty Income Corporation	5.75	1-15-2021	300,000	343,785
Realty Income Corporation	5.95	9-15-2016	100,000	107,224
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	54,704
Simon Property Group LP	2.15	9-15-2017	500,000	511,150
Simon Property Group LP	2.20	2-1-2019	500,000	506,289
Simon Property Group LP	3.38	3-15-2022	500,000	522,400
Simon Property Group LP	3.75	2-1-2024	250,000	265,203
Simon Property Group LP	4.13	12-1-2021	300,000	328,244
Simon Property Group LP	4.38	3-1-2021	500,000	553,023
Simon Property Group LP	4.75	3-15-2042	250,000	284,488
Simon Property Group LP	5.65	2-1-2020	200,000	231,421
Simon Property Group LP	6.13	5-30-2018	100,000	113,536
Simon Property Group LP	6.75	2-1-2040	350,000	493,203
Simon Property Group LP	10.35	4-1-2019	600,000	779,159
UDR Incorporated	3.70	10-1-2020	250,000	261,087
UDR Incorporated	4.25	6-1-2018	150,000	160,678
UDR Incorporated	4.63	1-10-2022	100,000	108,891
Ventas Realty LP	1.55	9-26-2016	117,000	117,800
Ventas Realty LP	2.70	4-1-2020	200,000	201,056
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,064,557
Ventas Realty LP	4.75	6-1-2021	150,000	164,013
Ventas Realty LP	5.70	9-30-2043	250,000	304,645
Vornado Realty LP	2.50	6-30-2019	500,000	502,643
Washington REIT	3.95	10-15-2022	150,000	150,963
Weingarten Realty Investors	3.38	10-15-2022	150,000	149,031
Weingarten Realty Investors	3.50	4-15-2023	125,000	125,179
Weyerhaeuser Company	4.63	9-15-2023	300,000	329,129
Weyerhaeuser Company	6.88	12-15-2033	150,000	195,852
Weyerhaeuser Company	7.38	10-1-2019	100,000	119,358

58	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Weyerhaeuser Company	7.38%	3-15-2032	$700,000	$948,778
WP Carey Incorporated	4.60	4-1-2024	500,000	518,396

				41,962,421

Thrifts & Mortgage Finance: 0.02%
Astoria Financial Corporation	5.00	6-19-2017	100,000	105,854
Countrywide Financial Corporation	6.25	5-15-2016	1,000,000	1,056,349
People’s United Financial Incorporated	3.65	12-6-2022	150,000	152,528

				1,314,731

Health Care: 1.91%

Biotechnology: 0.30%
Amgen Incorporated	2.30	6-15-2016	600,000	609,690
Amgen Incorporated	2.50	11-15-2016	500,000	512,018
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,049,876
Amgen Incorporated	3.63	5-22-2024	500,000	519,849
Amgen Incorporated	3.88	11-15-2021	500,000	536,639
Amgen Incorporated	4.10	6-15-2021	100,000	108,246
Amgen Incorporated	4.50	3-15-2020	65,000	71,600
Amgen Incorporated	4.95	10-1-2041	500,000	560,994
Amgen Incorporated	5.15	11-15-2041	350,000	402,508
Amgen Incorporated	5.38	5-15-2043	500,000	597,938
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,356,997
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,138,495
Amgen Incorporated	5.75	3-15-2040	80,000	97,191
Amgen Incorporated	5.85	6-1-2017	350,000	384,762
Amgen Incorporated	6.15	6-1-2018	250,000	284,446
Amgen Incorporated	6.38	6-1-2037	500,000	640,831
Amgen Incorporated	6.40	2-1-2039	250,000	325,702
Biogen Idec Incorporated	6.88	3-1-2018	500,000	576,251
Celgene Corporation	2.30	8-15-2018	286,000	290,732
Celgene Corporation	3.25	8-15-2022	500,000	510,661
Celgene Corporation	3.63	5-15-2024	500,000	522,397
Celgene Corporation	3.95	10-15-2020	200,000	215,282
Celgene Corporation	4.00	8-15-2023	250,000	269,321
Celgene Corporation	4.63	5-15-2044	750,000	816,721
Celgene Corporation	5.25	8-15-2043	150,000	176,284
Genzyme Corporation	5.00	6-15-2020	200,000	228,593
Gilead Sciences Incorporated	2.05	4-1-2019	500,000	505,222
Gilead Sciences Incorporated	3.50	2-1-2025	500,000	525,544
Gilead Sciences Incorporated	3.70	4-1-2024	500,000	533,802
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	889,138
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	559,678
Gilead Sciences Incorporated	4.50	2-1-2045	1,000,000	1,108,038
Gilead Sciences Incorporated	4.80	4-1-2044	500,000	573,348
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	505,863

				18,004,657

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	59

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies: 0.32%
Baxter International Incorporated	1.85%	6-15-2018	$500,000	$501,540
Baxter International Incorporated	2.40	8-15-2022	250,000	242,185
Baxter International Incorporated	3.20	6-15-2023	500,000	506,227
Baxter International Incorporated	3.65	8-15-2042	250,000	235,310
Baxter International Incorporated	4.25	3-15-2020	100,000	109,098
Baxter International Incorporated	5.38	6-1-2018	500,000	557,909
Baxter International Incorporated	5.90	9-1-2016	350,000	375,564
Baxter International Incorporated	6.25	12-1-2037	250,000	331,676
Becton Dickinson & Company	1.75	11-8-2016	500,000	505,330
Becton Dickinson & Company	1.80	12-15-2017	500,000	503,975
Becton Dickinson & Company	2.68	12-15-2019	500,000	511,329
Becton Dickinson & Company	3.13	11-8-2021	300,000	306,757
Becton Dickinson & Company	3.25	11-12-2020	350,000	362,550
Becton Dickinson & Company	3.73	12-15-2024	750,000	785,555
Becton Dickinson & Company	4.69	12-15-2044	500,000	545,980
Becton Dickinson & Company	6.00	5-15-2039	200,000	255,789
Boston Scientific Corporation	6.00	1-15-2020	350,000	400,790
Boston Scientific Corporation	6.40	6-15-2016	350,000	372,510
Boston Scientific Corporation	7.38	1-15-2040	300,000	418,052
C.R. Bard Incorporated	1.38	1-15-2018	100,000	99,143
C.R. Bard Incorporated	4.40	1-15-2021	168,000	184,411
CareFusion Corporation	6.38	8-1-2019	500,000	582,132
DENTSPLY International	2.75	8-15-2016	55,000	56,055
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	153,993
Medtronic Incorporated	0.88	2-27-2017	100,000	99,938
Medtronic Incorporated	1.38	4-1-2018	400,000	399,727
Medtronic Incorporated	2.75	4-1-2023	1,000,000	998,975
Medtronic Incorporated 144A	3.15	3-15-2022	2,000,000	2,070,468
Medtronic Incorporated 144A	3.50	3-15-2025	600,000	626,928
Medtronic Incorporated	4.00	4-1-2043	300,000	311,770
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,109,960
Medtronic Incorporated	4.50	3-15-2042	200,000	214,052
Medtronic Incorporated	4.63	3-15-2044	250,000	281,971
Medtronic Incorporated 144A	4.63	3-15-2045	1,750,000	1,980,109
Medtronic Incorporated	5.55	3-15-2040	300,000	366,613
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	507,870
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	328,634
Stryker Corporation	1.30	4-1-2018	225,000	223,412
Stryker Corporation	2.00	9-30-2016	350,000	355,959
Stryker Corporation	4.10	4-1-2043	250,000	254,575
Stryker Corporation	4.38	1-15-2020	150,000	163,678
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	274,732
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	301,422

				19,774,653

Health Care Providers & Services: 0.56%
Aetna Incorporated	2.20	3-15-2019	500,000	502,207
Aetna Incorporated	2.75	11-15-2022	500,000	501,034
Aetna Incorporated	3.95	9-1-2020	200,000	214,444

60	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Aetna Incorporated	4.13%	6-1-2021	$200,000	$216,227
Aetna Incorporated	4.13	11-15-2042	250,000	258,740
Aetna Incorporated	4.75	3-15-2044	500,000	574,669
Aetna Incorporated	6.63	6-15-2036	650,000	882,630
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	314,603
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	277,639
Cardinal Health Incorporated	1.70	3-15-2018	157,000	156,941
Cardinal Health Incorporated	3.20	6-15-2022	250,000	253,264
Cardinal Health Incorporated	3.20	3-15-2023	225,000	229,171
Cardinal Health Incorporated	3.50	11-15-2024	500,000	517,136
Catholic Health Initiatives	4.35	11-1-2042	250,000	247,269
CIGNA Corporation	4.00	2-15-2022	250,000	272,993
CIGNA Corporation	4.38	12-15-2020	500,000	540,466
CIGNA Corporation	4.50	3-15-2021	100,000	110,092
CIGNA Corporation	5.13	6-15-2020	215,000	243,055
CIGNA Corporation	5.38	2-15-2042	350,000	429,745
CIGNA Corporation	5.88	3-15-2041	330,000	417,326
CIGNA Corporation	6.15	11-15-2036	50,000	63,502
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	671,258
Dignity Health	2.64	11-1-2019	500,000	506,551
Express Scripts Holding Company	3.13	5-15-2016	400,000	410,151
Express Scripts Holding Company	3.50	6-15-2024	600,000	613,592
Express Scripts Holding Company	3.90	2-15-2022	500,000	529,062
Express Scripts Holding Company	4.75	11-15-2021	750,000	836,631
Express Scripts Holding Company	6.13	11-15-2041	250,000	319,663
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	504,276
Humana Incorporated	3.15	12-1-2022	300,000	298,079
Humana Incorporated	3.85	10-1-2024	500,000	520,736
Humana Incorporated	4.95	10-1-2044	1,000,000	1,098,452
Humana Incorporated	7.20	6-15-2018	500,000	581,832
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	286,425
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	67,861
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	57,960
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	155,306
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	545,715
Mayo Clinic Rochester	4.00	11-15-2047	100,000	97,465
McKesson Corporation	1.29	3-10-2017	500,000	500,549
McKesson Corporation	1.40	3-15-2018	250,000	248,507
McKesson Corporation	2.28	3-15-2019	500,000	503,671
McKesson Corporation	2.85	3-15-2023	200,000	199,584
McKesson Corporation	3.80	3-15-2024	500,000	529,776
McKesson Corporation	4.88	3-15-2044	500,000	571,938
McKesson Corporation	6.00	3-1-2041	250,000	322,908
McKesson Corporation	7.50	2-15-2019	500,000	598,126
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	535,402
Medco Health Solutions Incorporated	7.13	3-15-2018	1,000,000	1,155,475
Novant Health Incorporated	4.37	11-1-2043	100,000	103,771
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	175,158
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	643,193

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	61

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Quest Diagnostics Incorporated	5.75%	1-30-2040	$190,000	$214,862
Quest Diagnostics Incorporated	6.40	7-1-2017	400,000	443,862
Quest Diagnostics Incorporated	6.95	7-1-2037	100,000	127,793
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	249,630
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	1,025,213
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	511,033
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	517,794
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	273,623
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	318,802
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	668,340
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,131,647
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	209,918
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	721,291
WellPoint Incorporated	1.88	1-15-2018	500,000	502,395
WellPoint Incorporated	2.25	8-15-2019	400,000	400,958
WellPoint Incorporated	2.30	7-15-2018	150,000	151,993
WellPoint Incorporated	2.38	2-15-2017	250,000	255,021
WellPoint Incorporated	3.13	5-15-2022	500,000	507,129
WellPoint Incorporated	3.30	1-15-2023	250,000	256,288
WellPoint Incorporated	4.63	5-15-2042	500,000	543,645
WellPoint Incorporated	4.65	1-15-2043	450,000	490,875
WellPoint Incorporated	4.65	8-15-2044	500,000	553,172
WellPoint Incorporated	5.85	1-15-2036	725,000	892,442
WellPoint Incorporated	5.88	6-15-2017	750,000	822,978
WellPoint Incorporated	7.00	2-15-2019	500,000	587,498

				33,790,428

Life Sciences Tools & Services: 0.07%
Life Technologies Corporation	5.00	1-15-2021	150,000	166,075
Life Technologies Corporation	6.00	3-1-2020	250,000	287,240
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	350,000	350,086
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	185,000	188,215
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	404,581
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	506,642
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	40,000	40,871
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	300,000	307,265
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	418,742
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	400,000	429,432
Thermo Fisher Scientific Incorporated	4.50	3-1-2021	1,040,000	1,140,024
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	237,003

				4,476,176

Pharmaceuticals: 0.66%
Abbott Laboratories	4.13	5-27-2020	250,000	276,344
Abbott Laboratories	5.13	4-1-2019	139,000	156,449
Abbott Laboratories	5.30	5-27-2040	250,000	313,093
Abbott Laboratories	6.00	4-1-2039	150,000	200,605

62	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Abbott Laboratories	6.15%	11-30-2037	$237,000	$319,525
AbbVie Incorporated	1.75	11-6-2017	750,000	755,739
AbbVie Incorporated	2.00	11-6-2018	300,000	301,194
AbbVie Incorporated	2.90	11-6-2022	2,000,000	2,000,762
AbbVie Incorporated	4.40	11-6-2042	1,000,000	1,052,761
Allergan Incorporated	1.35	3-15-2018	50,000	49,074
Allergan Incorporated	2.80	3-15-2023	225,000	214,983
Allergan Incorporated	3.38	9-15-2020	500,000	511,974
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	250,163
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	241,277
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	162,593
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	225,723
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	682,890
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	748,219
Bristol-Myers Squibb Company	6.13	5-1-2038	13,000	17,300
Eli Lilly & Company	5.20	3-15-2017	500,000	542,775
Eli Lilly & Company	5.50	3-15-2027	400,000	489,958
Eli Lilly & Company	5.95	11-15-2037	500,000	657,510
GlaxoSmithKline Capital Incorporated	0.70	3-18-2016	500,000	501,065
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	200,729
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	363,796
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,865,007
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,000,000	1,360,505
Johnson & Johnson	1.13	11-21-2017	350,000	350,291
Johnson & Johnson	1.65	12-5-2018	700,000	710,297
Johnson & Johnson	2.15	5-15-2016	500,000	510,217
Johnson & Johnson	4.38	12-5-2033	583,000	673,630
Johnson & Johnson	4.50	9-1-2040	300,000	352,291
Johnson & Johnson	4.85	5-15-2041	200,000	243,529
Johnson & Johnson	4.95	5-15-2033	180,000	220,525
Johnson & Johnson	5.15	7-15-2018	500,000	563,456
Johnson & Johnson	5.55	8-15-2017	250,000	277,934
Johnson & Johnson	5.85	7-15-2038	500,000	690,410
Johnson & Johnson	6.73	11-15-2023	300,000	397,273
Merck & Company Incorporated	0.70	5-18-2016	400,000	400,976
Merck & Company Incorporated	1.30	5-18-2018	333,000	332,294
Merck & Company Incorporated	2.40	9-15-2022	500,000	497,978
Merck & Company Incorporated	2.80	5-18-2023	650,000	659,580
Merck & Company Incorporated	3.60	9-15-2042	250,000	245,287
Merck & Company Incorporated	3.88	1-15-2021	350,000	382,422
Merck & Company Incorporated	4.15	5-18-2043	500,000	533,718
Merck & Company Incorporated	5.00	6-30-2019	250,000	283,865
Merck & Company Incorporated	5.85	6-30-2039	75,000	99,047
Mylan Incorporated	2.55	3-28-2019	112,000	112,331
Mylan Incorporated	2.60	6-24-2018	1,000,000	1,015,706
Mylan Incorporated	5.40	11-29-2043	33,000	37,605
Novartis Capital Corporation	2.40	9-21-2022	500,000	502,611
Novartis Capital Corporation	3.40	5-6-2024	1,500,000	1,597,445
Novartis Capital Corporation	3.70	9-21-2042	250,000	259,248
Novartis Capital Corporation	4.40	4-24-2020	500,000	560,836

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	63

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Pfizer Incorporated	1.50%	6-15-2018	$500,000	$503,156
Pfizer Incorporated	3.40	5-15-2024	500,000	526,484
Pfizer Incorporated	4.30	6-15-2043	300,000	323,675
Pfizer Incorporated	5.45	4-1-2017	500,000	546,371
Pfizer Incorporated	6.00	2-15-2036	625,000	804,088
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,334,016
Pfizer Incorporated	6.50	2-1-2034	500,000	680,902
Pfizer Incorporated	7.20	3-15-2039	750,000	1,110,774
Pharmacia Corporation	6.60	12-1-2028	500,000	672,924
Schering-Plough Corporation	6.50	12-1-2033	250,000	348,841
Schering-Plough Corporation	6.55	9-15-2037	200,000	284,883
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	252,225
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	510,438
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	499,101
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	741,340
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	498,837
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	147,123
Wyeth LLC	5.95	4-1-2037	850,000	1,098,883
Zoetis Incorporated	3.25	2-1-2023	600,000	597,539
Zoetis Incorporated	4.70	2-1-2043	500,000	510,884

				39,965,299

Industrials: 1.45%

Aerospace & Defense: 0.38%
Boeing Company	0.95	5-15-2018	150,000	147,985
Boeing Company	4.88	2-15-2020	140,000	160,553
Boeing Company	5.88	2-15-2040	30,000	40,331
Boeing Company	6.00	3-15-2019	300,000	348,925
Boeing Company	6.13	2-15-2033	180,000	243,737
Boeing Company	6.88	3-15-2039	800,000	1,192,013
General Dynamics Corporation	1.00	11-15-2017	500,000	499,379
General Dynamics Corporation	2.25	7-15-2016	200,000	204,415
General Dynamics Corporation	2.25	11-15-2022	500,000	485,328
General Dynamics Corporation	3.88	7-15-2021	200,000	217,629
Honeywell International Incorporated	3.35	12-1-2023	200,000	212,557
Honeywell International Incorporated	4.25	3-1-2021	50,000	56,103
Honeywell International Incorporated	5.00	2-15-2019	750,000	842,475
Honeywell International Incorporated	5.30	3-1-2018	100,000	111,473
Honeywell International Incorporated	5.38	3-1-2041	365,000	468,345
Honeywell International Incorporated	5.70	3-15-2037	250,000	322,662
L-3 Communications Corporation	3.95	11-15-2016	500,000	518,078
L-3 Communications Corporation	4.95	2-15-2021	500,000	551,792
L-3 Communications Corporation	5.20	10-15-2019	500,000	554,488
Lockheed Martin Corporation	3.35	9-15-2021	250,000	264,694
Lockheed Martin Corporation	4.07	12-15-2042	1,042,000	1,086,341
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,089,908
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	233,176
Northrop Grumman Corporation	1.75	6-1-2018	300,000	300,161

64	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Northrop Grumman Corporation	3.25%	8-1-2023	$350,000	$358,706
Northrop Grumman Corporation	3.50	3-15-2021	300,000	314,499
Northrop Grumman Corporation	4.75	6-1-2043	500,000	561,278
Northrop Grumman Corporation	5.05	8-1-2019	85,000	94,827
Northrop Grumman Corporation	5.05	11-15-2040	100,000	115,302
Northrop Grumman Corporation	7.75	2-15-2031	300,000	423,121
Precision Castparts Corporation	1.25	1-15-2018	500,000	496,470
Precision Castparts Corporation	2.50	1-15-2023	250,000	246,142
Precision Castparts Corporation	3.90	1-15-2043	200,000	203,902
Raytheon Company	2.50	12-15-2022	350,000	346,833
Raytheon Company	4.40	2-15-2020	600,000	660,867
Raytheon Company	4.70	12-15-2041	500,000	569,713
Raytheon Company	7.20	8-15-2027	120,000	164,609
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	372,411
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	295,526
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	56,371
Textron Incorporated	3.65	3-1-2021	150,000	155,786
Textron Incorporated	4.30	3-1-2024	200,000	211,218
Textron Incorporated	4.63	9-21-2016	100,000	105,303
Textron Incorporated	7.25	10-1-2019	350,000	416,056
United Technologies Corporation	1.80	6-1-2017	533,000	544,137
United Technologies Corporation	3.10	6-1-2022	839,000	873,885
United Technologies Corporation	4.50	4-15-2020	500,000	559,614
United Technologies Corporation	4.50	6-1-2042	1,033,000	1,151,268
United Technologies Corporation	5.38	12-15-2017	500,000	555,860
United Technologies Corporation	5.70	4-15-2040	500,000	642,809
United Technologies Corporation	6.05	6-1-2036	400,000	535,655
United Technologies Corporation	6.13	2-1-2019	565,000	660,003
United Technologies Corporation	6.13	7-15-2038	500,000	669,548
United Technologies Corporation	7.50	9-15-2029	430,000	626,253

				23,140,520

Air Freight & Logistics: 0.09%
FedEx Corporation	2.63	8-1-2022	482,000	482,508
FedEx Corporation	3.88	8-1-2042	200,000	195,209
FedEx Corporation	4.00	1-15-2024	290,000	314,672
FedEx Corporation	4.90	1-15-2034	250,000	284,425
FedEx Corporation	5.10	1-15-2044	300,000	346,572
FedEx Corporation	8.00	1-15-2019	400,000	487,497
United Parcel Service Incorporated	1.13	10-1-2017	250,000	250,693
United Parcel Service Incorporated	2.45	10-1-2022	400,000	398,375
United Parcel Service Incorporated	3.13	1-15-2021	900,000	948,950
United Parcel Service Incorporated	5.13	4-1-2019	500,000	567,076
United Parcel Service Incorporated	5.50	1-15-2018	100,000	111,760
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,078,805

				5,466,542

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	65

Security name	Interest rate	Maturity date	Principal	Value

Airlines: 0.07%
American Airlines	4.00%	1-15-2027	$554,257	$581,970
American Airlines	4.95	7-15-2024	595,296	649,616
Continental Airlines Incorporated Series 09-1	9.00	1-8-2018	107,211	117,128
Continental Airlines Incorporated Series A	4.75	7-12-2022	399,643	431,614
Continental Airlines Incorporated Series A	7.25	5-10-2021	154,930	181,269
Delta Air Lines Incorporated	4.95	11-23-2020	135,654	146,167
Delta Air Lines Incorporated	6.82	2-10-2024	69,589	82,115
Delta Air Lines Incorporated	7.75	6-17-2021	254,030	293,404
Hawaiian Airlines Incorporated	3.90	1-15-2026	38,708	39,095
Northwest Airlines Incorporated	7.03	5-1-2021	156,107	181,755
United Airlines Incorporated	4.00	10-11-2027	500,000	530,000
United Airlines Incorporated	4.30	2-15-2027	325,308	348,080
US Airways Group Incorporated	3.95	5-15-2027	145,632	152,914
US Airways Group Incorporated	4.63	12-3-2026	226,421	244,535

				3,979,662

Building Products: 0.00%
Owens Corning Incorporated	4.20	12-15-2022	213,000	223,670

Commercial Services & Supplies: 0.13%
Avery Dennison Corporation	5.38	4-15-2020	350,000	383,116
Black & Decker Corporation	3.40	12-1-2021	400,000	419,629
Cintas Corporation No. 2	2.85	6-1-2016	200,000	204,736
Cintas Corporation No. 2	3.25	6-1-2022	100,000	101,669
Cintas Corporation No. 2	4.30	6-1-2021	60,000	65,275
Cintas Corporation No. 2	6.13	12-1-2017	200,000	223,490
Cintas Corporation No. 2	6.15	8-15-2036	50,000	66,312
Cooper US Incorporated	3.88	12-15-2020	200,000	215,570
Cooper US Incorporated	6.10	7-1-2017	100,000	109,857
CRH America Incorporated	6.00	9-30-2016	850,000	910,144
CRH America Incorporated	8.13	7-15-2018	200,000	239,211
Equifax Incorporated	3.30	12-15-2022	231,000	232,631
Equifax Incorporated	7.00	7-1-2037	50,000	63,833
Pitney Bowes Incorporated	4.63	3-15-2024	500,000	519,803
Pitney Bowes Incorporated	5.75	9-15-2017	16,000	17,365
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,040,219
Republic Services Incorporated	3.80	5-15-2018	100,000	105,660
Republic Services Incorporated	4.75	5-15-2023	300,000	337,446
Republic Services Incorporated	5.25	11-15-2021	50,000	56,952
Republic Services Incorporated	5.50	9-15-2019	125,000	141,236
Republic Services Incorporated	5.70	5-15-2041	550,000	696,716
Republic Services Incorporated	6.20	3-1-2040	250,000	332,568
Waste Management Incorporated	4.60	3-1-2021	200,000	221,849
Waste Management Incorporated	4.75	6-30-2020	500,000	556,432
Waste Management Incorporated	6.10	3-15-2018	326,000	367,959

				7,629,678

66	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Electrical Equipment: 0.07%
Eaton Corporation	1.50%	11-2-2017	$500,000	$501,864
Eaton Corporation	2.75	11-2-2022	1,000,000	1,007,974
Eaton Corporation	4.15	11-2-2042	500,000	518,445
Eaton Corporation	6.95	3-20-2019	200,000	236,499
Emerson Electric Company	4.25	11-15-2020	200,000	220,730
Emerson Electric Company	4.88	10-15-2019	200,000	224,252
Emerson Electric Company	5.25	10-15-2018	50,000	56,134
Emerson Electric Company	5.25	11-15-2039	500,000	612,731
Emerson Electric Company	5.38	10-15-2017	200,000	220,749
Emerson Electric Company	6.13	4-15-2039	100,000	135,728
Hubbell Incorporated	3.63	11-15-2022	200,000	208,961
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	402,097
Roper Industries Incorporated	6.25	9-1-2019	200,000	231,002

				4,577,166

Industrial Conglomerates: 0.11%
3M Company	1.00	6-26-2017	250,000	250,703
3M Company	1.38	9-29-2016	500,000	506,227
3M Company	2.00	6-26-2022	725,000	711,915
3M Company	5.70	3-15-2037	325,000	429,985
Danaher Corporation	2.30	6-23-2016	100,000	102,220
Danaher Corporation	3.90	6-23-2021	100,000	108,856
Danaher Corporation	5.40	3-1-2019	450,000	511,140
GATX Corporation	2.50	3-15-2019	167,000	166,726
GATX Corporation	3.50	7-15-2016	245,000	252,610
GATX Corporation	4.85	6-1-2021	100,000	110,437
General Electric Company	4.13	10-9-2042	750,000	800,782
General Electric Company	4.50	3-11-2044	1,000,000	1,133,901
General Electric Company	5.25	12-6-2017	1,600,000	1,775,014

				6,860,516

Machinery: 0.23%
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,009,288
Caterpillar Incorporated	3.80	8-15-2042	150,000	150,844
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,092,778
Caterpillar Incorporated	4.30	5-15-2044	500,000	537,054
Caterpillar Incorporated	5.20	5-27-2041	555,000	667,663
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,170,964
Crane Company	2.75	12-15-2018	150,000	152,737
Cummins Incorporated	3.65	10-1-2023	167,000	178,514
Cummins Incorporated	4.88	10-1-2043	86,000	102,123
Deere & Company	2.60	6-8-2022	500,000	500,984
Deere & Company	3.90	6-9-2042	500,000	521,233
Deere & Company	4.38	10-16-2019	1,400,000	1,543,759
Deere & Company	5.38	10-16-2029	300,000	367,657
Dover Corporation	4.30	3-1-2021	500,000	556,311
Dover Corporation	5.38	10-15-2035	200,000	239,466
Dover Corporation	5.45	3-15-2018	100,000	111,162
Dover Corporation	6.60	3-15-2038	60,000	84,534

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	67

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Flowserve Corporation	4.00%	11-15-2023	$107,000	$111,730
IDEX Corporation	4.50	12-15-2020	100,000	107,748
Illinois Tool Works Incorporated	0.90	2-25-2017	300,000	300,371
Illinois Tool Works Incorporated	1.95	3-1-2019	500,000	503,781
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	127,159
Illinois Tool Works Incorporated	3.90	9-1-2042	306,000	310,627
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	342,302
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	179,546
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	1,000,000	1,074,372
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	289,922
Joy Global Incorporated	6.00	11-15-2016	500,000	537,649
Kennametal Incorporated	2.65	11-1-2019	150,000	149,326
Kennametal Incorporated	3.88	2-15-2022	98,000	100,766
Parker Hannifin Corporation	3.50	9-15-2022	100,000	104,976
Parker Hannifin Corporation	5.50	5-15-2018	135,000	150,637
Parker Hannifin Corporation	6.25	5-15-2038	60,000	82,071
Snap-on Incorporated	6.13	9-1-2021	150,000	178,807
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	354,222
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	108,625
Wabtec Corporation	4.38	8-15-2023	100,000	107,356

				14,209,064

Professional Services: 0.01%
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	261,549
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	261,448

				522,997

Road & Rail: 0.33%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	305,245
Burlington Northern Santa Fe LLC	3.05	3-15-2022	500,000	513,314
Burlington Northern Santa Fe LLC	3.40	9-1-2024	300,000	312,980
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	211,153
Burlington Northern Santa Fe LLC	3.75	4-1-2024	500,000	533,929
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	1,061,662
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	321,890
Burlington Northern Santa Fe LLC	4.55	9-1-2044	300,000	326,544
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	140,044
Burlington Northern Santa Fe LLC	4.90	4-1-2044	500,000	573,544
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	228,446
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	353,284
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	393,849
Burlington Northern Santa Fe LLC	5.75	5-1-2040	550,000	696,148
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	870,312
Con-Way Incorporated	7.25	1-15-2018	350,000	396,266
CSX Corporation	3.40	8-1-2024	397,000	412,410
CSX Corporation	3.70	10-30-2020	250,000	267,729
CSX Corporation	4.10	3-15-2044	400,000	412,307
CSX Corporation	4.25	6-1-2021	200,000	218,857
CSX Corporation	4.50	8-1-2054	500,000	539,751

68	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
CSX Corporation	4.75%	5-30-2042	$230,000	$258,570
CSX Corporation	5.60	5-1-2017	100,000	108,982
CSX Corporation	6.00	10-1-2036	300,000	383,387
CSX Corporation	6.15	5-1-2037	320,000	422,168
CSX Corporation	6.22	4-30-2040	200,000	267,878
CSX Corporation	7.38	2-1-2019	500,000	599,851
Kansas City Southern Railway Company	4.30	5-15-2043	200,000	209,477
Norfolk Southern Corporation	2.90	2-15-2023	886,000	889,900
Norfolk Southern Corporation	3.00	4-1-2022	500,000	509,325
Norfolk Southern Corporation	3.85	1-15-2024	200,000	214,563
Norfolk Southern Corporation	3.95	10-1-2042	120,000	120,898
Norfolk Southern Corporation	4.84	10-1-2041	685,000	785,657
Norfolk Southern Corporation	5.59	5-17-2025	53,000	63,596
Norfolk Southern Corporation	5.75	4-1-2018	500,000	560,689
Norfolk Southern Corporation	5.90	6-15-2019	65,000	75,050
Norfolk Southern Corporation	6.00	5-23-2111	500,000	651,628
Ryder System Incorporated	2.45	11-15-2018	350,000	354,648
Ryder System Incorporated	2.50	3-1-2017	200,000	204,408
Ryder System Incorporated	3.50	6-1-2017	200,000	208,865
Ryder System Incorporated	5.85	11-1-2016	250,000	267,755
Union Pacific Corporation	2.25	2-15-2019	200,000	203,544
Union Pacific Corporation	3.25	1-15-2025	250,000	261,594
Union Pacific Corporation	3.75	3-15-2024	200,000	217,479
Union Pacific Corporation	4.00	2-1-2021	500,000	551,993
Union Pacific Corporation	4.15	1-15-2045	250,000	268,924
Union Pacific Corporation	4.16	7-15-2022	437,000	489,870
Union Pacific Corporation	4.30	6-15-2042	250,000	270,453
Union Pacific Corporation	4.82	2-1-2044	947,000	1,117,790
Union Pacific Corporation	4.85	6-15-2044	200,000	237,734

				19,866,340

Trading Companies & Distributors: 0.03%
Air Lease Corporation	2.13	1-15-2018	500,000	498,125
Air Lease Corporation «	3.38	1-15-2019	1,250,000	1,275,000

				1,773,125

Information Technology: 1.24%

Communications Equipment: 0.15%
Cisco Systems Incorporated	1.10	3-3-2017	1,500,000	1,507,212
Cisco Systems Incorporated	2.90	3-4-2021	300,000	311,540
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,046,621
Cisco Systems Incorporated	3.63	3-4-2024	500,000	540,720
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,062,347
Cisco Systems Incorporated	4.95	2-15-2019	800,000	899,400
Cisco Systems Incorporated	5.50	1-15-2040	700,000	877,894
Cisco Systems Incorporated	5.90	2-15-2039	800,000	1,038,682
Harris Corporation	4.40	12-15-2020	300,000	324,335
Harris Corporation	5.95	12-1-2017	400,000	445,025

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	69

Security name	Interest rate	Maturity date	Principal	Value

Communications Equipment (continued)
Juniper Networks Incorporated	3.10%	3-15-2016	$250,000	$254,270
Motorola Incorporated	3.50	3-1-2023	550,000	551,176
Motorola Incorporated	7.50	5-15-2025	120,000	147,696

				9,006,918

Electronic Equipment, Instruments & Components: 0.06%
Agilent Technologies Incorporated	3.88	7-15-2023	150,000	153,314
Amphenol Corporation	2.55	1-30-2019	200,000	203,858
Amphenol Corporation	4.00	2-1-2022	300,000	317,540
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	328,980
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	113,353
Avnet Incorporated	5.88	6-15-2020	100,000	111,850
Avnet Incorporated	6.63	9-15-2016	300,000	322,788
Corning Incorporated	1.45	11-15-2017	400,000	399,822
Corning Incorporated	3.70	11-15-2023	113,000	119,265
Corning Incorporated	4.25	8-15-2020	250,000	274,312
Corning Incorporated	5.75	8-15-2040	150,000	181,739
Corning Incorporated	6.63	5-15-2019	20,000	23,395
Ingram Micro Incorporated	4.95	12-15-2024	200,000	205,517
Keysight Technologies Incorporated 144A	3.30	10-30-2019	250,000	251,019
Keysight Technologies Incorporated 144A	4.55	10-30-2024	250,000	253,452
Tech Data Corporation	3.75	9-21-2017	100,000	102,929

				3,363,133

Internet Software & Services: 0.05%
eBay Incorporated	1.35	7-15-2017	400,000	398,640
eBay Incorporated	2.60	7-15-2022	350,000	333,008
eBay Incorporated	2.88	8-1-2021	500,000	493,985
eBay Incorporated	3.25	10-15-2020	200,000	204,374
eBay Incorporated	3.45	8-1-2024	350,000	343,254
eBay Incorporated	4.00	7-15-2042	250,000	215,947
Google Incorporated	2.13	5-19-2016	500,000	510,100
Google Incorporated	3.38	2-25-2024	125,000	133,338
Google Incorporated	3.63	5-19-2021	500,000	542,614

				3,175,260

IT Services: 0.27%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	104,661
Computer Sciences Corporation	4.45	9-15-2022	200,000	206,996
Computer Sciences Corporation	6.50	3-15-2018	425,000	468,393
Fiserv Incorporated	3.50	10-1-2022	400,000	410,851
Fiserv Incorporated	4.75	6-15-2021	500,000	552,047
Fiserv Incorporated	6.80	11-20-2017	100,000	113,008
IBM Corporation	0.45	5-6-2016	400,000	399,875
IBM Corporation	1.25	2-8-2018	500,000	499,388
IBM Corporation	1.63	5-15-2020	500,000	492,659
IBM Corporation	1.88	5-15-2019	500,000	505,393
IBM Corporation	1.88	8-1-2022	400,000	380,593
IBM Corporation	1.95	7-22-2016	725,000	738,899

70	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
IBM Corporation	1.95%	2-12-2019	$500,000	$507,074
IBM Corporation	3.38	8-1-2023	400,000	416,232
IBM Corporation	3.63	2-12-2024	1,000,000	1,056,385
IBM Corporation	4.00	6-20-2042	500,000	503,310
IBM Corporation	5.60	11-30-2039	900,000	1,097,416
IBM Corporation	5.70	9-14-2017	1,000,000	1,115,514
IBM Corporation	5.88	11-29-2032	250,000	316,857
IBM Corporation	7.00	10-30-2025	300,000	402,095
IBM Corporation	7.63	10-15-2018	500,000	603,935
MasterCard Incorporated	3.38	4-1-2024	1,000,000	1,049,133
Total System Services Incorporated	2.38	6-1-2018	205,000	204,757
Total System Services Incorporated	3.75	6-1-2023	150,000	148,952
Western Union Company	2.88	12-10-2017	250,000	256,081
Western Union Company	5.25	4-1-2020	80,000	88,810
Western Union Company	5.93	10-1-2016	425,000	454,697
Western Union Company	6.20	11-17-2036	175,000	182,680
Western Union Company	6.20	6-21-2040	200,000	209,574
Xerox Corporation	2.95	3-15-2017	500,000	515,088
Xerox Corporation	4.50	5-15-2021	1,000,000	1,083,448
Xerox Corporation	5.63	12-15-2019	200,000	225,555
Xerox Corporation	6.35	5-15-2018	150,000	169,644
Xerox Corporation	6.40	3-15-2016	500,000	527,727
Xerox Corporation	6.75	2-1-2017	250,000	274,463
Xerox Corporation	6.75	12-15-2039	100,000	124,454

				16,406,644

Semiconductors & Semiconductor Equipment: 0.13%
Altera Corporation	2.50	11-15-2018	250,000	255,863
Analog Devices Incorporated	2.88	6-1-2023	150,000	147,410
Applied Materials Incorporated	2.65	6-15-2016	500,000	511,198
Applied Materials Incorporated	4.30	6-15-2021	300,000	326,769
Applied Materials Incorporated	5.85	6-15-2041	200,000	243,475
Broadcom Corporation	2.50	8-15-2022	250,000	243,850
Intel Corporation	1.35	12-15-2017	1,150,000	1,156,374
Intel Corporation	1.95	10-1-2016	600,000	612,185
Intel Corporation	2.70	12-15-2022	550,000	554,649
Intel Corporation	3.30	10-1-2021	847,000	897,269
Intel Corporation	4.00	12-15-2032	500,000	517,422
Intel Corporation	4.25	12-15-2042	250,000	259,778
Intel Corporation	4.80	10-1-2041	643,000	721,048
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	199,223
Texas Instruments Incorporated	1.00	5-1-2018	200,000	197,979
Texas Instruments Incorporated	1.65	8-3-2019	250,000	247,385
Texas Instruments Incorporated	2.25	5-1-2023	250,000	241,735
Texas Instruments Incorporated	2.38	5-16-2016	300,000	306,696
Xilinx Incorporated	2.13	3-15-2019	250,000	250,307
Xilinx Incorporated	3.00	3-15-2021	250,000	256,984

				8,147,599

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	71

Security name	Interest rate	Maturity date	Principal	Value

Software: 0.32%
Adobe Systems Incorporated	4.75%	2-1-2020	$325,000	$362,502
Autodesk Incorporated	1.95	12-15-2017	250,000	251,582
Autodesk Incorporated	3.60	12-15-2022	250,000	251,250
CA Incorporated	5.38	12-1-2019	500,000	558,353
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	114,461
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	131,187
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	317,998
Intuit Incorporated	5.75	3-15-2017	200,000	217,370
Microsoft Corporation	1.63	12-6-2018	400,000	404,294
Microsoft Corporation	2.38	5-1-2023	1,000,000	994,169
Microsoft Corporation	3.00	10-1-2020	400,000	424,191
Microsoft Corporation	3.50	11-15-2042	500,000	474,849
Microsoft Corporation	3.63	12-15-2023	1,000,000	1,088,018
Microsoft Corporation	3.75	5-1-2043	47,000	47,242
Microsoft Corporation	4.00	2-8-2021	500,000	554,656
Microsoft Corporation	4.20	6-1-2019	375,000	414,773
Microsoft Corporation	4.50	10-1-2040	500,000	558,267
Microsoft Corporation	4.88	12-15-2043	200,000	235,132
Microsoft Corporation	5.20	6-1-2039	110,000	133,856
Microsoft Corporation	5.30	2-8-2041	500,000	621,095
Oracle Corporation	1.20	10-15-2017	1,350,000	1,352,885
Oracle Corporation	2.38	1-15-2019	600,000	615,463
Oracle Corporation	2.50	10-15-2022	800,000	799,488
Oracle Corporation	2.80	7-8-2021	1,500,000	1,545,168
Oracle Corporation	3.63	7-15-2023	400,000	430,349
Oracle Corporation	3.88	7-15-2020	350,000	380,740
Oracle Corporation	4.30	7-8-2034	1,000,000	1,092,289
Oracle Corporation	4.50	7-8-2044	500,000	562,895
Oracle Corporation	5.00	7-8-2019	600,000	677,381
Oracle Corporation	5.38	7-15-2040	1,350,000	1,668,863
Oracle Corporation	5.75	4-15-2018	1,000,000	1,131,497
Oracle Corporation	6.13	7-8-2039	200,000	267,245
Oracle Corporation	6.50	4-15-2038	250,000	343,224
Symantec Corporation	3.95	6-15-2022	200,000	202,652
Symantec Corporation	4.20	9-15-2020	300,000	312,727

				19,538,111

Technology Hardware, Storage & Peripherals: 0.26%
Apple Incorporated	0.45	5-3-2016	500,000	500,309
Apple Incorporated	1.00	5-3-2018	1,500,000	1,488,044
Apple Incorporated	2.40	5-3-2023	2,150,000	2,131,177
Apple Incorporated	3.45	5-6-2024	1,000,000	1,065,653
Apple Incorporated	3.85	5-4-2043	1,650,000	1,667,033
EMC Corporation	1.88	6-1-2018	950,000	955,732
EMC Corporation	2.65	6-1-2020	500,000	508,263
EMC Corporation	3.38	6-1-2023	850,000	863,468
Hewlett-Packard Company	2.60	9-15-2017	1,000,000	1,027,546
Hewlett-Packard Company	2.75	1-14-2019	500,000	511,929
Hewlett-Packard Company	3.00	9-15-2016	500,000	514,713

72	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett-Packard Company	3.75%	12-1-2020	$250,000	$262,738
Hewlett-Packard Company	4.05	9-15-2022	250,000	263,278
Hewlett-Packard Company	4.30	6-1-2021	500,000	538,706
Hewlett-Packard Company	4.38	9-15-2021	500,000	541,790
Hewlett-Packard Company	4.65	12-9-2021	500,000	548,123
Hewlett-Packard Company	5.40	3-1-2017	500,000	539,387
Hewlett-Packard Company	5.50	3-1-2018	500,000	554,996
Hewlett-Packard Company	6.00	9-15-2041	475,000	539,051
Lexmark International Incorporated	6.65	6-1-2018	250,000	276,237
NetApp Incorporated	2.00	12-15-2017	250,000	251,675
NetApp Incorporated	3.25	12-15-2022	250,000	246,038

				15,795,886

Materials: 0.79%

Chemicals: 0.47%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	131,892
Air Products & Chemicals Incorporated	2.00	8-2-2016	55,000	55,841
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	257,577
Air Products & Chemicals Incorporated	3.35	7-31-2024	350,000	366,201
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	164,059
Airgas Incorporated	2.90	11-15-2022	500,000	493,892
Albemarle Corporation	4.50	12-15-2020	300,000	318,743
Albemarle Corporation	5.45	12-1-2044	200,000	217,643
Cabot Corporation	5.00	10-1-2016	100,000	105,859
CF Industries Incorporated	3.45	6-1-2023	437,000	442,656
CF Industries Incorporated	4.95	6-1-2043	425,000	456,100
CF Industries Incorporated	5.15	3-15-2034	500,000	560,422
CF Industries Incorporated	5.38	3-15-2044	500,000	571,405
CF Industries Incorporated	6.88	5-1-2018	500,000	569,905
Dow Chemical Company	3.00	11-15-2022	500,000	501,523
Dow Chemical Company	3.50	10-1-2024	250,000	254,710
Dow Chemical Company	4.13	11-15-2021	500,000	540,270
Dow Chemical Company	4.25	11-15-2020	575,000	628,969
Dow Chemical Company	4.25	10-1-2034	250,000	256,598
Dow Chemical Company	4.38	11-15-2042	500,000	499,189
Dow Chemical Company	5.25	11-15-2041	250,000	284,112
Dow Chemical Company	5.70	5-15-2018	197,000	220,678
Dow Chemical Company	7.38	11-1-2029	600,000	820,554
Dow Chemical Company	8.55	5-15-2019	1,655,000	2,070,425
Dow Chemical Company	9.40	5-15-2039	385,000	638,426
E.I. du Pont de Nemours & Company	2.75	4-1-2016	500,000	511,737
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	500,737
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	533,504
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	307,279
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	441,344
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	223,298
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	334,706
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	269,317
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	30,042

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	73

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
E.I. du Pont de Nemours & Company	6.00%	7-15-2018	$625,000	$713,535
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	323,838
Eastman Chemical Company	2.40	6-1-2017	400,000	408,288
Eastman Chemical Company	2.70	1-15-2020	300,000	303,989
Eastman Chemical Company	3.60	8-15-2022	400,000	413,511
Eastman Chemical Company	3.80	3-15-2025	750,000	782,484
Eastman Chemical Company	4.50	1-15-2021	500,000	538,559
Eastman Chemical Company	4.80	9-1-2042	200,000	217,405
Ecolab Incorporated	3.00	12-8-2016	500,000	516,016
Ecolab Incorporated	4.35	12-8-2021	500,000	547,702
Ecolab Incorporated	5.50	12-8-2041	300,000	365,069
FMC Corporation	3.95	2-1-2022	125,000	130,590
FMC Corporation	4.10	2-1-2024	250,000	263,818
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	99,261
Lubrizol Corporation	8.88	2-1-2019	250,000	311,699
Monsanto Company	2.75	4-15-2016	200,000	204,210
Monsanto Company	3.38	7-15-2024	1,000,000	1,042,769
Monsanto Company	3.60	7-15-2042	150,000	140,195
Monsanto Company	4.40	7-15-2044	600,000	647,329
Monsanto Company	4.70	7-15-2064	300,000	332,036
Monsanto Company	5.13	4-15-2018	500,000	552,153
Monsanto Company	5.50	8-15-2025	100,000	120,591
Mosaic Company	3.75	11-15-2021	115,000	121,924
Mosaic Company	4.25	11-15-2023	425,000	459,330
Mosaic Company	5.45	11-15-2033	304,000	355,036
Mosaic Company	5.63	11-15-2043	250,000	301,487
NewMarket Corporation	4.10	12-15-2022	50,000	51,684
PPG Industries Incorporated	2.30	11-15-2019	250,000	251,385
PPG Industries Incorporated	3.60	11-15-2020	100,000	105,190
PPG Industries Incorporated	5.50	11-15-2040	150,000	184,263
Praxair Incorporated	1.05	11-7-2017	438,000	434,874
Praxair Incorporated	1.25	11-7-2018	100,000	98,343
Praxair Incorporated	2.20	8-15-2022	500,000	488,226
Praxair Incorporated	2.45	2-15-2022	200,000	200,010
Praxair Incorporated	2.70	2-21-2023	150,000	150,219
Praxair Incorporated	3.55	11-7-2042	150,000	146,632
Praxair Incorporated	4.05	3-15-2021	200,000	218,623
Praxair Incorporated	5.20	3-15-2017	50,000	54,158
RPM International Incorporated	6.13	10-15-2019	200,000	226,892
RPM International Incorporated	6.50	2-15-2018	250,000	278,978
Sherwin-Williams Company	1.35	12-15-2017	250,000	249,851
Sherwin-Williams Company	4.00	12-15-2042	132,000	131,671
Valspar Corporation	4.20	1-15-2022	100,000	105,924
Valspar Corporation	7.25	6-15-2019	100,000	116,576
Westlake Chemical Corporation	3.60	7-15-2022	29,000	29,029

				28,314,965

74	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.60%	4-15-2018	$125,000	$141,449

Containers & Packaging: 0.03%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,829
Packaging Corporation of America	3.65	9-15-2024	1,000,000	998,895
Packaging Corporation of America	3.90	6-15-2022	200,000	206,786
Packaging Corporation of America	4.50	11-1-2023	550,000	589,384
Sonoco Products Company	4.38	11-1-2021	100,000	107,388

				1,914,282

Metals & Mining: 0.18%
Barrick North America Finance LLC	6.80	9-15-2018	250,000	286,175
Carpenter Technology Corporation	4.45	3-1-2023	80,000	81,318
Freeport-McMoRan Copper & Gold Incorporated	2.38	3-15-2018	2,500,000	2,449,883
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	1,000,000	915,372
Freeport-McMoRan Copper & Gold Incorporated	3.88	3-15-2023	750,000	688,016
Freeport-McMoRan Copper & Gold Incorporated	4.55	11-14-2024	300,000	283,330
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	300,000	270,376
Freeport-McMoRan Copper & Gold Incorporated	5.45	3-15-2043	850,000	745,405
Newmont Mining Corporation	3.50	3-15-2022	600,000	588,650
Newmont Mining Corporation	4.88	3-15-2042	500,000	468,297
Newmont Mining Corporation	5.13	10-1-2019	475,000	521,076
Newmont Mining Corporation	6.25	10-1-2039	475,000	500,228
Nucor Corporation	4.00	8-1-2023	189,000	198,625
Nucor Corporation	5.20	8-1-2043	200,000	225,568
Nucor Corporation	5.75	12-1-2017	500,000	557,620
Nucor Corporation	5.85	6-1-2018	150,000	167,670
Nucor Corporation	6.40	12-1-2037	200,000	251,588
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	150,848
Southern Copper Corporation	5.25	11-8-2042	500,000	451,840
Southern Copper Corporation	5.38	4-16-2020	90,000	97,387
Southern Copper Corporation	6.75	4-16-2040	440,000	463,100
Southern Copper Corporation	7.50	7-27-2035	600,000	676,554

				11,038,926

Paper & Forest Products: 0.11%
Domtar Corporation	4.40	4-1-2022	500,000	519,141
Georgia-Pacific LLC	7.25	6-1-2028	325,000	433,007
Georgia-Pacific LLC	8.00	1-15-2024	200,000	265,472
Georgia-Pacific LLC	8.88	5-15-2031	500,000	769,170
International Paper Company	3.65	6-15-2024	500,000	510,462
International Paper Company	4.75	2-15-2022	75,000	83,060
International Paper Company	4.80	6-15-2044	250,000	261,820
International Paper Company	6.00	11-15-2041	535,000	632,353
International Paper Company	7.30	11-15-2039	250,000	336,270
International Paper Company	7.50	8-15-2021	450,000	566,301
International Paper Company	7.95	6-15-2018	1,000,000	1,174,323
MeadWestvaco Corporation	7.95	2-15-2031	50,000	66,444
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	273,418
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	548,914

				6,440,155

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	75

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.88%

Diversified Telecommunication Services: 0.87%
AT&T Incorporated	1.40%	12-1-2017	$1,000,000	$991,015
AT&T Incorporated	1.60	2-15-2017	500,000	501,082
AT&T Incorporated	1.70	6-1-2017	1,000,000	1,002,257
AT&T Incorporated	2.40	8-15-2016	620,000	630,222
AT&T Incorporated	2.63	12-1-2022	1,000,000	964,885
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,489,037
AT&T Incorporated	3.88	8-15-2021	45,000	47,176
AT&T Incorporated	3.90	3-11-2024	500,000	520,497
AT&T Incorporated	4.30	12-15-2042	500,000	469,136
AT&T Incorporated	4.35	6-15-2045	500,000	471,869
AT&T Incorporated	4.45	5-15-2021	650,000	702,799
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,526,472
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,100,600
AT&T Incorporated	5.55	8-15-2041	60,000	65,370
AT&T Incorporated	5.60	5-15-2018	500,000	555,812
AT&T Incorporated	5.80	2-15-2019	800,000	904,644
AT&T Incorporated	6.15	9-15-2034	500,000	594,139
AT&T Incorporated	6.30	1-15-2038	1,500,000	1,775,270
AT&T Incorporated	6.50	9-1-2037	970,000	1,169,646
AT&T Incorporated	6.55	2-15-2039	800,000	970,076
AT&T Incorporated	8.00	11-15-2031	536,000	787,902
Embarq Corporation	7.08	6-1-2016	1,000,000	1,069,196
Embarq Corporation	8.00	6-1-2036	1,000,000	1,170,000
Qwest Corporation	6.88	9-15-2033	300,000	302,765
Verizon Communications Incorporated	2.00	11-1-2016	500,000	507,399
Verizon Communications Incorporated	2.45	11-1-2022	600,000	576,797
Verizon Communications Incorporated	2.50	9-15-2016	447,000	457,078
Verizon Communications Incorporated	2.55	6-17-2019	1,000,000	1,019,449
Verizon Communications Incorporated 144A	2.63	2-21-2020	1,000,000	1,008,920
Verizon Communications Incorporated	3.00	11-1-2021	750,000	758,216
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,040,187
Verizon Communications Incorporated	3.65	9-14-2018	2,500,000	2,649,503
Verizon Communications Incorporated	3.85	11-1-2042	400,000	366,193
Verizon Communications Incorporated	4.15	3-15-2024	750,000	806,156
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,131,717
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,103,832
Verizon Communications Incorporated	4.75	11-1-2041	500,000	524,069
Verizon Communications Incorporated 144A	4.86	8-21-2046	2,830,000	3,006,518
Verizon Communications Incorporated	5.15	9-15-2023	4,500,000	5,161,698
Verizon Communications Incorporated	6.00	4-1-2041	500,000	611,788
Verizon Communications Incorporated	6.25	4-1-2037	250,000	314,072
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,163,517
Verizon Communications Incorporated	6.40	9-15-2033	1,864,000	2,363,287
Verizon Communications Incorporated	6.40	2-15-2038	1,000,000	1,260,116
Verizon Communications Incorporated	6.55	9-15-2043	4,000,000	5,263,408
Verizon Communications Incorporated	6.90	4-15-2038	500,000	666,067
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	715,008

				53,256,862

76	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.01%
CC Holdings GS V LLC	2.38%	12-15-2017	$100,000	$101,033
CC Holdings GS V LLC	3.85	4-15-2023	500,000	504,338

				605,371

Utilities: 1.97%

Electric Utilities: 1.48%
Alabama Power Company	3.55	12-1-2023	250,000	265,970
Alabama Power Company	3.85	12-1-2042	200,000	208,187
Alabama Power Company	4.15	8-15-2044	150,000	164,616
Alabama Power Company	5.50	3-15-2041	65,000	84,188
Alabama Power Company	6.00	3-1-2039	500,000	679,900
Alabama Power Company	6.13	5-15-2038	105,000	144,010
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	200,561
Appalachian Power Company	5.80	10-1-2035	315,000	393,245
Appalachian Power Company	6.38	4-1-2036	300,000	397,729
Appalachian Power Company	7.00	4-1-2038	600,000	859,169
Appalachian Power Company	7.95	1-15-2020	250,000	312,831
Arizona Public Service Company	4.50	4-1-2042	100,000	112,690
Arizona Public Service Company	4.70	1-15-2044	250,000	296,100
Arizona Public Service Company	8.75	3-1-2019	500,000	630,107
Atlantic City Electric Company	7.75	11-15-2018	65,000	78,220
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	530,866
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	376,627
Carolina Power & Light Company	2.80	5-15-2022	250,000	255,503
Carolina Power & Light Company	5.30	1-15-2019	500,000	563,968
CenterPoint Energy Houston	2.25	8-1-2022	300,000	292,491
CenterPoint Energy Houston	3.55	8-1-2042	250,000	248,489
CenterPoint Energy Houston	4.50	4-1-2044	250,000	291,351
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	354,948
Cleco Power LLC	6.00	12-1-2040	300,000	370,292
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	591,592
Columbus Southern Power Company	6.05	5-1-2018	200,000	225,330
Commonwealth Edison Company	2.15	1-15-2019	500,000	504,875
Commonwealth Edison Company	3.80	10-1-2042	100,000	102,246
Commonwealth Edison Company	4.70	1-15-2044	250,000	296,100
Commonwealth Edison Company	5.80	3-15-2018	500,000	563,299
Commonwealth Edison Company	5.90	3-15-2036	250,000	331,651
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	84,596
Connecticut Light & Power Company	5.65	5-1-2018	100,000	113,316
Connecticut Light & Power Company	6.35	6-1-2036	200,000	275,685
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	500,000	562,558
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	400,000	451,276
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	591,553
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	237,105
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	106,958
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	53,796
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	312,808
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	336,707
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	112,999

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	77

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Consolidated Edison Company of New York Incorporated Series 08-B	6.75%	4-1-2038	$300,000	$428,459
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	748,739
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	269,016
Dayton Power & Light Company	1.88	9-15-2016	75,000	75,826
Delmarva Power & Light Company	4.00	6-1-2042	300,000	317,230
Detroit Edison Company	2.65	6-15-2022	200,000	201,064
Detroit Edison Company	3.45	10-1-2020	500,000	529,838
DTE Electric Company	3.65	3-15-2024	150,000	162,238
DTE Electric Company	6.63	6-1-2036	250,000	357,724
Duke Energy Carolinas LLC	1.75	12-15-2016	750,000	762,144
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	557,389
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	334,891
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	118,505
Duke Energy Corporation	3.05	8-15-2022	100,000	102,149
Duke Energy Corporation	3.95	10-15-2023	200,000	216,868
Duke Energy Corporation	6.45	10-15-2032	375,000	502,062
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	104,538
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	541,555
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	182,050
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	1,068,722
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	92,409
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	282,509
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	260,199
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	163,313
Duke Energy Progress Incorporated	4.15	12-1-2044	250,000	278,395
Duke Energy Progress Incorporated	4.38	3-30-2044	250,000	282,561
Entergy Arkansas Incorporated	3.70	6-1-2024	250,000	268,129
Entergy Corporation	4.70	1-15-2017	250,000	264,092
Entergy Corporation	5.13	9-15-2020	250,000	276,576
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	143,564
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	112,777
Entergy Louisiana LLC	4.05	9-1-2023	400,000	433,670
Entergy Louisiana LLC	5.40	11-1-2024	250,000	296,674
Entergy Texas Incorporated	7.13	2-1-2019	200,000	237,822
Exelon Corporation	5.63	6-15-2035	365,000	441,704
Exelon Generation Company LLC	4.25	6-15-2022	225,000	235,914
Exelon Generation Company LLC	5.20	10-1-2019	500,000	552,861
Exelon Generation Company LLC	5.60	6-15-2042	605,000	695,358
Exelon Generation Company LLC	6.25	10-1-2039	500,000	615,596
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	175,867
Florida Power & Light Company	3.25	6-1-2024	500,000	528,048
Florida Power & Light Company	4.05	6-1-2042	250,000	272,167
Florida Power & Light Company	4.13	2-1-2042	300,000	328,926
Florida Power & Light Company	5.25	2-1-2041	200,000	252,552
Florida Power & Light Company	5.63	4-1-2034	250,000	322,052
Florida Power & Light Company	5.65	2-1-2037	380,000	500,803
Florida Power & Light Company	5.69	3-1-2040	585,000	780,182
Florida Power & Light Company	5.85	5-1-2037	100,000	133,234
Florida Power & Light Company	5.95	2-1-2038	320,000	430,890
Florida Power & Light Company	5.96	4-1-2039	250,000	341,002

78	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Florida Power & Light Company	6.20%	6-1-2036	$500,000	$690,512
Florida Power Corporation	5.65	6-15-2018	300,000	339,148
Florida Power Corporation	5.65	4-1-2040	125,000	165,840
Florida Power Corporation	5.80	9-15-2017	200,000	220,636
Florida Power Corporation	6.40	6-15-2038	500,000	712,413
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	857,320
Georgia Power Company	4.25	12-1-2019	375,000	414,894
Georgia Power Company	4.30	3-15-2042	1,000,000	1,098,364
Georgia Power Company	4.30	3-15-2043	350,000	385,805
Georgia Power Company	5.40	6-1-2018	200,000	223,786
Georgia Power Company	5.40	6-1-2040	250,000	315,501
Georgia Power Company	5.95	2-1-2039	250,000	333,461
Georgia Power Company Series B	5.70	6-1-2017	100,000	110,058
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	55,302
Iberdrola International BV	6.75	7-15-2036	500,000	664,994
Indiana Michigan Power Company	3.20	3-15-2023	100,000	102,217
Indiana Michigan Power Company	7.00	3-15-2019	500,000	596,278
Interstate Power & Light Company	4.70	10-15-2043	300,000	354,032
Interstate Power & Light Company	6.25	7-15-2039	30,000	42,486
Jersey Central Power & Light Company	5.63	5-1-2016	100,000	104,780
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	295,024
Kansas City Power & Light Company	3.15	3-15-2023	200,000	202,664
Kansas City Power & Light Company	6.38	3-1-2018	250,000	284,251
Kansas City Power & Light Company	7.15	4-1-2019	200,000	239,577
Kentucky Utilities Company	3.25	11-1-2020	500,000	522,809
Kentucky Utilities Company	5.13	11-1-2040	500,000	632,877
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	104,898
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	511,945
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	360,249
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	277,399
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	97,837
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	390,775
MidAmerican Energy Holdings Company	6.13	4-1-2036	700,000	927,241
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	688,154
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	208,190
Nevada Power Company	5.45	5-15-2041	120,000	152,789
Nevada Power Company	6.75	7-1-2037	200,000	286,720
Nevada Power Company	7.13	3-15-2019	300,000	358,297
Nevada Power Company Series O	6.50	5-15-2018	550,000	631,105
NiSource Finance Corporation	4.80	2-15-2044	850,000	974,393
NiSource Finance Corporation	5.25	9-15-2017	180,000	196,738
NiSource Finance Corporation	5.45	9-15-2020	415,000	475,028
NiSource Finance Corporation	5.65	2-1-2045	200,000	254,305
NiSource Finance Corporation	6.13	3-1-2022	100,000	120,398
NiSource Finance Corporation	6.40	3-15-2018	1,000,000	1,138,802
NiSource Finance Corporation	6.80	1-15-2019	90,000	105,972
Northeast Utilities	1.45	5-1-2018	350,000	346,757
Northeast Utilities	2.80	5-1-2023	175,000	172,558
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	244,356
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	151,062

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	79

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Northern States Power Company of Minnesota	3.40%	8-15-2042	$250,000	$246,052
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	556,967
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	51,555
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	415,652
NSTAR Electric Company	2.38	10-15-2022	200,000	195,905
NSTAR Electric Company	4.40	3-1-2044	250,000	282,176
NSTAR Electric Company	5.50	3-15-2040	100,000	126,082
Oglethorpe Power Corporation	4.55	6-1-2044	1,000,000	1,080,736
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	361,973
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	192,117
Ohio Edison Company	6.88	7-15-2036	250,000	338,315
Ohio Edison Company	8.25	10-15-2038	200,000	325,219
Ohio Power Company	5.38	10-1-2021	65,000	75,681
Ohio Power Company	6.00	6-1-2016	250,000	265,779
Ohio Power Company	6.60	2-15-2033	194,000	262,982
Ohio Power Company	6.60	3-1-2033	150,000	200,975
Oklahoma Gas & Electric Company	4.55	3-15-2044	250,000	286,418
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	128,468
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	130,751
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	545,092
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	230,940
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	309,436
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	583,126
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	250,255
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	303,357
PacifiCorp	3.60	4-1-2024	250,000	266,267
PacifiCorp	4.10	2-1-2042	100,000	107,853
PacifiCorp	5.65	7-15-2018	600,000	679,756
PacifiCorp	5.75	4-1-2037	250,000	329,561
PacifiCorp	6.00	1-15-2039	500,000	680,249
PacifiCorp	6.25	10-15-2037	720,000	992,122
PECO Energy Company	2.38	9-15-2022	1,000,000	988,136
PECO Energy Company	4.15	10-1-2044	350,000	384,195
Portland General Electric Company	6.10	4-15-2019	250,000	288,642
Potomac Electric Power	3.60	3-15-2024	250,000	263,641
Potomac Electric Power	6.50	11-15-2037	200,000	279,166
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	99,888
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	515,634
PPL Capital Funding Incorporated	3.95	3-15-2024	250,000	269,607
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	216,902
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	137,590
PPL Capital Funding Incorporated	5.00	3-15-2044	250,000	298,030
PPL Electric Utilities	4.75	7-15-2043	150,000	179,454
PPL Electric Utilities	5.20	7-15-2041	200,000	251,019
PPL Electric Utilities	6.25	5-15-2039	45,000	62,836
Progress Energy Incorporated	3.15	4-1-2022	500,000	514,101
Progress Energy Incorporated	4.10	5-15-2042	250,000	273,395
Progress Energy Incorporated	4.40	1-15-2021	750,000	829,282
Progress Energy Incorporated	4.55	4-1-2020	75,000	83,483
Progress Energy Incorporated	6.00	12-1-2039	300,000	395,119

80	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Progress Energy Incorporated	6.30%	4-1-2038	$50,000	$70,595
Progress Energy Incorporated	7.00	10-30-2031	500,000	680,749
Progress Energy Incorporated	7.75	3-1-2031	300,000	435,116
PSEG Power LLC	2.45	11-15-2018	300,000	302,144
PSEG Power LLC	4.15	9-15-2021	250,000	265,458
PSEG Power LLC	4.30	11-15-2023	300,000	320,088
PSEG Power LLC	5.13	4-15-2020	280,000	312,444
PSEG Power LLC	8.63	4-15-2031	75,000	109,742
Public Service Company of Colorado	2.25	9-15-2022	100,000	98,606
Public Service Company of Colorado	2.50	3-15-2023	250,000	251,202
Public Service Company of Colorado	3.20	11-15-2020	300,000	314,223
Public Service Company of Colorado	3.60	9-15-2042	200,000	202,457
Public Service Company of Colorado	3.95	3-15-2043	125,000	134,764
Public Service Company of Colorado	4.30	3-15-2044	250,000	283,807
Public Service Company of Colorado	5.13	6-1-2019	50,000	56,763
Public Service Company of Colorado	6.25	9-1-2037	500,000	709,788
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	318,911
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	110,407
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	45,029
Public Service Electric & Gas Company	2.00	8-15-2019	200,000	201,813
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	195,479
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	251,965
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	206,819
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	106,665
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,113,407
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	132,388
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	533,230
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	66,561
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	447,490
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	654,239
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	611,790
Southern California Edison Company	1.13	5-1-2017	1,000,000	1,002,730
Southern California Edison Company	3.88	6-1-2021	270,000	295,689
Southern California Edison Company	3.90	3-15-2043	150,000	157,497
Southern California Edison Company	4.05	3-15-2042	500,000	539,591
Southern California Edison Company	5.50	8-15-2018	500,000	564,639
Southern California Edison Company	5.50	3-15-2040	700,000	909,966
Southern California Edison Company	6.00	1-15-2034	100,000	133,731
Southern California Edison Company	6.05	3-15-2039	350,000	469,696
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	222,669
Southern Company	2.15	9-1-2019	500,000	502,198
Southern Company	2.45	9-1-2018	180,000	184,808
Southwestern Electric Power Company	6.20	3-15-2040	50,000	66,578
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	107,980
Southwestern Public Service Company	6.00	10-1-2036	100,000	129,843
System Energy Resources	4.10	4-1-2023	150,000	156,457
Tampa Electric Company	2.60	9-15-2022	200,000	198,522
Tampa Electric Company	6.10	5-15-2018	100,000	113,823
Tampa Electric Company	6.15	5-15-2037	75,000	102,007
Toleda Edison Company	6.15	5-15-2037	50,000	63,226

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	81

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
TXU Electric Delivery Company	7.25%	1-15-2033	$75,000	$110,965
Union Electric Company	3.90	9-15-2042	250,000	266,667
Union Electric Company	6.40	6-15-2017	500,000	554,317
Union Electric Company	8.45	3-15-2039	80,000	139,684
Virginia Electric & Power Company	3.45	2-15-2024	150,000	159,513
Virginia Electric & Power Company	4.00	1-15-2043	325,000	345,092
Virginia Electric & Power Company	4.45	2-15-2044	150,000	171,633
Virginia Electric & Power Company	5.00	6-30-2019	200,000	224,319
Virginia Electric & Power Company	8.88	11-15-2038	300,000	508,547
Virginia Electric & Power Company Series A	6.00	5-15-2037	605,000	816,622
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,054,021
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	133,056
Westar Energy Incorporated	4.10	4-1-2043	300,000	316,264
Westar Energy Incorporated	8.63	12-1-2018	250,000	311,125
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	149,909
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	381,961
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	131,325
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	196,548
Wisconsin Power & Light Company	4.10	10-15-2044	250,000	270,262
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	56,021
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	348,996
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	482,743

				90,415,674

Gas Utilities: 0.11%
Atmos Energy Corporation	4.13	10-15-2044	350,000	376,968
Atmos Energy Corporation	4.15	1-15-2043	161,000	172,945
Atmos Energy Corporation	5.50	6-15-2041	60,000	76,686
Atmos Energy Corporation	6.35	6-15-2017	50,000	55,583
Atmos Energy Corporation	8.50	3-15-2019	250,000	310,283
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	271,706
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	72,149
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	143,670
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	112,808
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	167,348
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	68,108
KeySpan Corporation	5.80	4-1-2035	125,000	152,096
Laclede Group Incorporated	4.70	8-15-2044	250,000	272,584
National Fuel Gas Company	3.75	3-1-2023	312,000	316,123
One Gas Incorporated	2.07	2-1-2019	100,000	101,040
One Gas Incorporated	3.61	2-1-2024	100,000	106,642
One Gas Incorporated	4.66	2-1-2044	50,000	58,315
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	441,389
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	59,444
Sempra Energy	2.88	10-1-2022	200,000	200,348
Sempra Energy	3.55	6-15-2024	1,000,000	1,041,836
Sempra Energy	6.00	10-15-2039	300,000	393,406
Sempra Energy	6.50	6-1-2016	1,090,000	1,165,369
Southern California Gas Company	3.75	9-15-2042	200,000	208,794
Southern California Gas Company	5.13	11-15-2040	100,000	124,364
Southern California Gas Company	5.75	11-15-2035	75,000	97,163

				6,567,167

82	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Independent Power & Renewable Electricity Producers: 0.02%
Constellation Energy Group Incorporated	5.15%	12-1-2020	$100,000	$112,109
Southern Power Company	5.15	9-15-2041	500,000	590,754
Southern Power Company	5.25	7-15-2043	120,000	141,214
Tri-State Generation & Transmission Association Incorporated 144A	3.70	11-1-2024	100,000	104,621
Tri-State Generation & Transmission Association Incorporated 144A	4.70	11-1-2044	100,000	110,258

				1,058,956

Multi-Utilities: 0.34%
Ameren Illinois Company	4.30	7-1-2044	500,000	563,577
Ameren Illinois Company	4.80	12-15-2043	100,000	118,885
Ameren Illinois Company	6.13	11-15-2017	100,000	112,755
Avista Corporation	5.13	4-1-2022	55,000	63,424
Berkshire Hathaway Energy	1.10	5-15-2017	300,000	299,307
Berkshire Hathaway Energy	2.00	11-15-2018	250,000	252,690
Berkshire Hathaway Energy	3.75	11-15-2023	500,000	532,310
Berkshire Hathaway Energy	5.15	11-15-2043	400,000	484,697
Black Hills Corporation	4.25	11-30-2023	300,000	323,146
CMS Energy Corporation	3.88	3-1-2024	500,000	532,084
CMS Energy Corporation	4.70	3-31-2043	125,000	141,397
CMS Energy Corporation	5.05	3-15-2022	350,000	394,423
Consumers Energy Company	3.38	8-15-2023	500,000	528,665
Consumers Energy Company	3.95	5-15-2043	200,000	214,178
Consumers Energy Company	4.35	8-31-2064	150,000	164,754
Consumers Energy Company	5.65	9-15-2018	150,000	170,929
Consumers Energy Company	6.70	9-15-2019	500,000	596,806
Dominion Resources Incorporated	1.25	3-15-2017	500,000	500,533
Dominion Resources Incorporated	2.50	12-1-2019	188,000	190,879
Dominion Resources Incorporated	2.75	9-15-2022	200,000	199,606
Dominion Resources Incorporated	3.63	12-1-2024	300,000	311,515
Dominion Resources Incorporated	4.05	9-15-2042	250,000	255,874
Dominion Resources Incorporated	4.45	3-15-2021	100,000	109,777
Dominion Resources Incorporated	4.70	12-1-2044	250,000	279,802
Dominion Resources Incorporated	4.90	8-1-2041	60,000	68,279
Dominion Resources Incorporated	5.95	6-15-2035	225,000	284,098
Dominion Resources Incorporated	6.40	6-15-2018	750,000	860,963
Dominion Resources Incorporated	7.00	6-15-2038	500,000	703,831
DTE Energy Company	3.85	12-1-2023	243,000	258,127
DTE Energy Company	6.35	6-1-2016	350,000	373,260
Integrys Energy Group	4.17	11-1-2020	200,000	214,667
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	156,179
NorthWestern Corporation	4.18	11-15-2044	300,000	327,896
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	109,678
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	246,571
Pacific Gas & Electric Company	3.40	8-15-2024	650,000	671,293
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	197,635
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	544,783
Pacific Gas & Electric Company	4.30	3-15-2045	200,000	218,393
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	861,057
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	633,851

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	83

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Pacific Gas & Electric Company	6.05%	3-1-2034	$1,100,000	$1,444,197
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	134,587
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,226,448
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	302,109
Puget Energy Incorporated	6.00	9-1-2021	250,000	297,194
Puget Sound Power & Light Company	4.43	11-15-2041	500,000	559,648
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	779,091
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	125,293
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	728,175
Scana Corporation	4.75	5-15-2021	250,000	270,476
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	125,619
Xcel Energy Incorporated	0.75	5-9-2016	200,000	200,101
Xcel Energy Incorporated	4.70	5-15-2020	250,000	278,110
Xcel Energy Incorporated	4.80	9-15-2041	250,000	289,264

				20,832,886

Water Utilities: 0.02%
American Water Capital Corporation	3.40	3-1-2025	300,000	310,616
American Water Capital Corporation	6.09	10-15-2017	750,000	837,368

				1,147,984

Total Corporate Bonds and Notes (Cost $1,170,611,241)				1,264,588,070

Foreign Government Bonds @: 25.06%
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	2,200,000	1,946,704
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	2,250,000	2,130,105
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	2,100,000	1,843,465
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	290,348
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	1,600,000	1,548,523
Australian Government Bond Series 130 (AUD)	4.75	6-15-2016	2,150,000	1,741,583
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	2,100,000	1,811,894
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	2,100,000	2,026,069
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	2,000,000	1,652,599
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	1,300,000	1,242,622
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	2,150,000	1,728,126
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	1,050,000	871,577
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	1,500,000	1,253,971
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	1,000,000	962,365
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	1,300,000	1,066,977
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	1,900,000	1,730,772
Australian Government Bond Series 143 (AUD)	2.75	10-21-2019	800,000	648,675
Australian Government Bond Series 144 (AUD)	3.75	4-21-2037	800,000	703,491
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	2,250,000	1,900,314
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	1,785,000	3,182,584
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	900,000	1,153,836
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	2,130,000	4,067,564
Belgium Government Bond Series 47 (EUR) 144A	3.25	9-28-2016	1,500,000	1,767,875
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	1,600,000	2,272,889
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,275,935

84	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Belgium Government Bond Series 52 (EUR) 144A	4.00%	3-28-2018	1,250,000	$1,575,343
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,400,000	1,824,779
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	1,850,000	2,500,282
Belgium Government Bond Series 59 (EUR) 144A	2.75	3-28-2016	825,000	951,653
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	1,475,000	2,758,009
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	1,550,000	2,205,841
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	1,150,000	1,463,832
Belgium Government Bond Series 63 (EUR) 144A	3.50	6-28-2017	1,375,000	1,669,132
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	900,000	1,424,454
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	1,440,000	2,096,989
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	1,000,000	1,652,367
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	1,500,000	1,942,430
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	1,100,000	1,285,240
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	650,000	1,162,285
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	1,600,000	2,140,680
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	750,000	1,120,583
Belgium Government Bond Series 74 (EUR) 144A	0.80	6-22-2025	600,000	688,168
Bonos y Obligaciones del Estado (EUR) 144A	0.50	10-31-2017	600,000	675,506
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	1,500,000	1,744,223
Bonos y Obligaciones del Estado (EUR) 144A	1.60	4-30-2025	1,250,000	1,434,516
Bonos y Obligaciones del Estado (EUR)	2.10	4-30-2017	2,600,000	3,028,239
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	2,500,000	3,060,714
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	2,450,000	3,108,043
Bonos y Obligaciones del Estado (EUR)	3.30	7-30-2016	2,100,000	2,454,581
Bonos y Obligaciones del Estado (EUR) 144A	3.75	10-31-2018	1,850,000	2,322,481
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	2,300,000	3,142,397
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	2,100,000	2,648,291
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	2,050,000	2,902,665
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	2,550,000	3,201,726
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	1,450,000	2,303,676
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	750,000	1,355,785
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,750,000	2,600,203
Bundesobligation Series 160 (EUR)	2.75	4-8-2016	1,800,000	2,079,835
Bundesobligation Series 161 (EUR)	1.25	10-14-2016	1,850,000	2,119,142
Bundesobligation Series 162 (EUR)	0.75	2-24-2017	1,850,000	2,109,515
Bundesobligation Series 163 (EUR)	0.50	4-7-2017	1,400,000	1,590,421
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,500,000	2,850,696
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	1,600,000	1,828,510
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,475,481
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,800,000	2,101,529
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	2,150,000	2,518,893
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,500,000	1,724,652
Bundesobligation Series 170 (EUR)	0.25	10-11-2019	500,000	569,674
Bundesrepublik Deutschland (EUR)	0.50	2-15-2025	1,000,000	1,138,801
Bundesrepublik Deutschland (EUR)	1.00	8-15-2024	1,750,000	2,088,931
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	2,500,000	3,095,880
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,000,000	1,242,034
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	2,700,000	3,359,238
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	2,000,000	2,491,887

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	85

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland (EUR)	1.75%	7-4-2022	2,750,000	$3,459,661
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	2,000,000	2,542,482
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	2,000,000	2,541,005
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	1,825,000	2,358,409
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	2,125,000	2,684,979
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,507,986
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,700,000	2,652,572
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	925,000	1,451,551
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	2,575,000	3,357,011
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,700,000	2,297,777
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,600,000	2,788,315
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,600,000	3,088,578
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,320,812
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	2,200,000	4,201,742
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,275,000	4,130,802
Bundesrepublik Deutschland Series 06 (EUR)	3.75	1-4-2017	2,200,000	2,642,171
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-2016	2,200,000	2,600,688
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	1,500,000	1,880,877
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	3,000,000	3,858,877
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,750,000	3,656,060
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,550,000	3,323,790
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,000,000	2,595,950
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	2,600,000	3,350,732
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,500,000	3,211,450
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2017	2,250,000	2,781,861
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,400,000	2,709,149
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,469,224
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,200,000	2,315,252
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,244,004
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,564,952
Bundesschatzanweisungen (EUR) ¤	0.00	9-16-2016	1,500,000	1,683,846
Bundesschatzanweisungen (EUR) ¤	0.00	12-16-2016	1,200,000	1,348,232
Bundesschatzanweisungen (EUR)	0.25	3-11-2016	1,500,000	1,686,313
Bundesschatzanweisungen (EUR)	0.25	6-10-2016	2,000,000	2,250,768
Canadian Government Bond (CAD)	1.00	5-1-2016	1,000,000	804,176
Canadian Government Bond (CAD)	1.00	8-1-2016	1,800,000	1,450,497
Canadian Government Bond (CAD)	1.25	8-1-2017	1,670,000	1,361,382
Canadian Government Bond (CAD)	1.25	3-1-2018	1,075,000	880,260
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	657,067
Canadian Government Bond (CAD)	1.50	2-1-2017	2,350,000	1,916,413
Canadian Government Bond (CAD)	1.50	3-1-2017	1,000,000	816,767
Canadian Government Bond (CAD)	1.50	9-1-2017	1,600,000	1,313,213
Canadian Government Bond (CAD)	1.50	6-1-2023	1,550,000	1,280,036
Canadian Government Bond (CAD)	1.75	3-1-2019	1,500,000	1,256,359
Canadian Government Bond (CAD)	1.75	9-1-2019	1,100,000	922,809
Canadian Government Bond (CAD)	2.00	6-1-2016	500,000	407,479
Canadian Government Bond (CAD)	2.25	6-1-2025	900,000	784,377
Canadian Government Bond (CAD)	2.50	6-1-2024	1,300,000	1,157,833
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,240,461
Canadian Government Bond (CAD)	2.75	6-1-2022	1,450,000	1,305,012

86	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Canadian Government Bond (CAD)	2.75%	12-1-2048	300,000	$287,819
Canadian Government Bond (CAD)	2.75	12-1-2064	500,000	506,795
Canadian Government Bond (CAD)	3.25	6-1-2021	2,750,000	2,524,188
Canadian Government Bond (CAD)	3.50	6-1-2020	900,000	821,663
Canadian Government Bond (CAD)	3.50	12-1-2045	1,600,000	1,744,500
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,450,700
Canadian Government Bond (CAD)	4.00	6-1-2016	1,300,000	1,085,340
Canadian Government Bond (CAD)	4.00	6-1-2017	1,350,000	1,165,799
Canadian Government Bond (CAD)	4.00	6-1-2041	1,750,000	1,996,534
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	896,504
Canadian Government Bond (CAD)	5.00	6-1-2037	1,450,000	1,818,375
Canadian Government Bond (CAD)	5.75	6-1-2029	1,150,000	1,406,080
Canadian Government Bond (CAD)	5.75	6-1-2033	1,300,000	1,683,033
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	241,576
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	826,011
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	278,571
Denmark Government Bond (DKK)	1.50	11-15-2023	6,825,000	1,140,449
Denmark Government Bond (DKK)	1.75	11-15-2025	4,500,000	776,778
Denmark Government Bond (DKK)	2.50	11-15-2016	5,850,000	923,411
Denmark Government Bond (DKK)	3.00	11-15-2021	9,750,000	1,749,280
Denmark Government Bond (DKK)	4.00	11-15-2017	5,700,000	957,616
Denmark Government Bond (DKK)	4.00	11-15-2019	10,300,000	1,853,765
Denmark Government Bond (DKK)	4.50	11-15-2039	13,050,000	3,515,617
Denmark Government Bond (DKK)	7.00	11-10-2024	2,500,000	621,547
France Government Bond (EUR)	0.25	11-25-2016	1,700,000	1,914,694
France Government Bond (EUR)	0.50	11-25-2019	2,500,000	2,862,211
France Government Bond (EUR)	1.00	5-25-2018	2,100,000	2,432,693
France Government Bond (EUR)	1.00	11-25-2018	2,500,000	2,908,971
France Government Bond (EUR)	1.00	5-25-2019	2,000,000	2,334,791
France Government Bond (EUR)	1.75	5-25-2023	2,750,000	3,425,431
France Government Bond (EUR)	1.75	11-25-2024	3,300,000	4,115,492
France Government Bond (EUR)	2.25	10-25-2022	2,700,000	3,469,273
France Government Bond (EUR)	2.25	5-25-2024	2,950,000	3,825,425
France Government Bond (EUR)	2.50	10-25-2020	3,600,000	4,580,440
France Government Bond (EUR)	2.50	5-25-2030	2,625,000	3,575,239
France Government Bond (EUR)	2.75	10-25-2027	3,750,000	5,159,160
France Government Bond (EUR)	3.00	4-25-2022	3,825,000	5,124,703
France Government Bond (EUR)	3.25	4-25-2016	3,915,000	4,551,076
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	5,387,090
France Government Bond (EUR)	3.25	5-25-2045	1,450,000	2,355,522
France Government Bond (EUR)	3.50	4-25-2020	3,900,000	5,140,983
France Government Bond (EUR)	3.50	4-25-2026	3,150,000	4,583,645
France Government Bond (EUR)	3.75	4-25-2017	3,900,000	4,727,719
France Government Bond (EUR)	3.75	10-25-2019	3,650,000	4,796,140
France Government Bond (EUR)	3.75	4-25-2021	3,250,000	4,445,286
France Government Bond (EUR)	4.00	4-25-2018	3,750,000	4,738,098
France Government Bond (EUR)	4.00	10-25-2038	2,550,000	4,436,840
France Government Bond (EUR)	4.00	4-25-2055	1,550,000	3,047,477
France Government Bond (EUR)	4.00	4-25-2060	1,150,000	2,316,089
France Government Bond (EUR)	4.25	10-25-2017	3,300,000	4,120,130
France Government Bond (EUR)	4.25	10-25-2018	3,150,000	4,080,831

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	87

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
France Government Bond (EUR)	4.25%	4-25-2019	2,950,000	$3,888,821
France Government Bond (EUR)	4.25	10-25-2023	3,750,000	5,577,687
France Government Bond (EUR)	4.50	4-25-2041	2,450,000	4,680,543
France Government Bond (EUR)	4.75	4-25-2035	2,150,000	3,955,549
France Government Bond (EUR)	5.00	10-25-2016	2,950,000	3,580,809
France Government Bond (EUR)	5.50	4-25-2029	2,650,000	4,782,491
France Government Bond (EUR)	5.75	10-25-2032	2,800,000	5,513,689
France Government Bond (EUR)	6.00	10-25-2025	1,850,000	3,218,480
France Government Bond (EUR)	8.25	4-25-2022	650,000	1,142,359
France Government Bond (EUR)	8.50	10-25-2019	1,400,000	2,185,306
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	1,948,439
French Treasury Note (EUR)	1.00	7-25-2017	2,250,000	2,586,069
French Treasury Note (EUR)	1.75	2-25-2017	3,050,000	3,540,173
French Treasury Note (EUR)	2.50	7-25-2016	3,150,000	3,654,341
Italy Buoni Poliennali del Tesoro (EUR)	1.05	12-1-2019	1,000,000	1,143,819
Italy Buoni Poliennali del Tesoro (EUR)	1.50	12-15-2016	2,000,000	2,289,637
Italy Buoni Poliennali del Tesoro (EUR)	1.50	8-1-2019	2,000,000	2,335,413
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	1,500,000	1,810,812
Italy Buoni Poliennali del Tesoro (EUR)	2.25	5-15-2016	2,230,000	2,558,667
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	2,300,000	2,786,721
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	1,500,000	1,855,863
Italy Buoni Poliennali del Tesoro (EUR)	2.75	11-15-2016	2,500,000	2,919,014
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.25	9-1-2046	650,000	874,368
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	2,250,000	2,733,281
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	2,325,000	2,866,834
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	2,700,000	3,370,260
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	1,500,000	2,060,335
Italy Buoni Poliennali del Tesoro (EUR)	3.75	4-15-2016	2,600,000	3,027,442
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2016	1,750,000	2,057,430
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	2,200,000	2,887,427
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	2,300,000	3,018,658
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,950,000	3,886,335
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	2,100,000	2,854,434
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	3,000,000	3,600,369
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	3,000,000	3,954,220
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,725,000	4,005,646
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,550,000	3,277,380
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	2,935,027
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	3,100,000	4,089,527
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	3,453,137
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,189,696
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,750,000	3,574,620
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	2,300,000	3,061,154
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,925,000	2,711,775
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	2,375,000	3,382,538
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	2,825,000	4,135,318
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	2,992,676
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	1,690,000	2,075,738
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	2,700,000	3,326,600
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,405,909

88	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75%	8-1-2023	3,250,000	$4,673,913
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	1,950,000	2,979,592
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	1,600,000	2,727,976
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	3,132,461
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	2,550,000	3,823,024
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,300,000	3,780,806
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	2,200,000	3,736,244
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	3,739,396
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	3,384,890
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,850,000	4,613,070
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	2,000,000	2,950,286
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,500,000	3,697,994
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,600,000	2,804,250
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	3,175,000	5,601,255
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,050,000	3,567,482
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,713,962
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	1,230,000	2,254,950
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	12,824,201
Japan Government Five Year Bond Series 096 (JPY)	0.50	3-20-2016	500,000,000	4,201,258
Japan Government Five Year Bond Series 097 (JPY)	0.40	6-20-2016	590,000,000	4,956,991
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	990,000,000	8,317,895
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	600,000,000	5,044,389
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	900,000,000	7,554,470
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	1,325,000,000	11,126,555
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	500,000,000	4,200,493
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,528,865
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	6,746,657
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	625,000,000	5,255,575
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	211,500,000	2,193,408
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	241,000,000	2,396,137
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	223,000,000	2,216,071
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	425,000,000	4,017,439
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	175,000,000	1,609,171
Japan Government Forty Year Bond Series 7 (JPY)	1.70	3-20-2054	275,000,000	2,388,241
Japan Government Ten Year Bond Series 277 (JPY)	1.60	3-20-2016	628,000,000	5,337,215
Japan Government Ten Year Bond Series 279 (JPY)	2.00	3-20-2016	520,000,000	4,437,546
Japan Government Ten Year Bond Series 280 (JPY)	1.90	6-20-2016	400,000,000	3,425,799
Japan Government Ten Year Bond Series 281 (JPY)	2.00	6-20-2016	770,000,000	6,603,018
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	1,145,000,000	9,821,080
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	930,000,000	8,009,506
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	1,850,000,000	15,996,527
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	800,000,000	6,960,966
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	6,101,630
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	740,000,000	6,441,702
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,137,045
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	175,000,000	1,519,720
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	3,514,376
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	550,000,000	4,865,678
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	2,645,738
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	5,539,071

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	89

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 297 (JPY)	1.40%	12-20-2018	525,000,000	$4,614,128
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	4,816,400
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	4,390,282
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	375,000,000	3,318,050
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	5,503,066
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	350,000,000	3,094,012
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	970,000,000	8,598,996
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	4,413,505
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	1,250,000,000	11,062,497
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	4,100,927
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	350,000,000	3,105,539
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	758,000,000	6,745,018
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	600,000,000	5,286,039
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	952,000,000	8,274,995
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	650,000,000	5,785,378
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	4,638,954
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	7,733,631
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	1,780,693
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	950,000,000	8,406,489
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	6,425,079
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	5,323,812
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	3,525,758
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	4,378,031
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	850,000,000	7,441,921
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	5,213,452
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	850,000,000	7,440,699
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	9,911,342
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	800,000,000	7,000,597
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	1,150,000,000	9,890,875
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	1,000,000,000	8,593,413
Japan Government Ten Year Bond Series 335 (JPY)	0.50	9-20-2024	500,000,000	4,249,166
Japan Government Ten Year Bond Series 337 (JPY)	0.30	12-20-2024	500,000,000	4,167,022
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	100,000,000	1,017,772
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	40,000,000	436,537
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,291,200
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,277,090
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,536,209
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	150,000,000	1,551,407
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	965,500,000	9,682,821
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	325,000,000	3,358,681
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	375,000,000	3,876,649
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	190,000,000	1,904,751
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	460,000,000	4,685,540
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,450,289
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,370,730
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,328,025
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,111,260
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	2,521,233
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	590,000,000	5,940,936
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	545,000,000	5,394,796

90	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Thirty Year Bond Series 36 (JPY)	2.00%	3-20-2042	490,000,000	$4,667,544
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	500,000,000	4,665,379
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	325,000,000	2,967,334
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	675,000,000	6,013,145
Japan Government Twenty Year Bond Series 037 (JPY)	3.10	9-20-2017	250,000,000	2,253,638
Japan Government Twenty Year Bond Series 041 (JPY)	1.50	3-20-2019	295,000,000	2,610,199
Japan Government Twenty Year Bond Series 045 (JPY)	2.40	3-20-2020	430,000,000	4,014,476
Japan Government Twenty Year Bond Series 048 (JPY)	2.50	12-21-2020	100,000,000	952,969
Japan Government Twenty Year Bond Series 050 (JPY)	1.90	3-22-2021	629,000,000	5,834,607
Japan Government Twenty Year Bond Series 052 (JPY)	2.10	9-21-2021	408,000,000	3,855,255
Japan Government Twenty Year Bond Series 055 (JPY)	2.00	3-21-2022	300,000,000	2,837,881
Japan Government Twenty Year Bond Series 058 (JPY)	1.90	9-20-2022	560,000,000	5,288,895
Japan Government Twenty Year Bond Series 059 (JPY)	1.70	12-20-2022	100,000,000	933,588
Japan Government Twenty Year Bond Series 060 (JPY)	1.40	12-20-2022	100,000,000	914,184
Japan Government Twenty Year Bond Series 062 (JPY)	0.80	6-20-2023	257,000,000	2,248,942
Japan Government Twenty Year Bond Series 064 (JPY)	1.90	9-20-2023	428,500,000	4,081,777
Japan Government Twenty Year Bond Series 065 (JPY)	1.90	12-20-2023	250,000,000	2,386,280
Japan Government Twenty Year Bond Series 067 (JPY)	1.90	3-20-2024	678,000,000	6,483,862
Japan Government Twenty Year Bond Series 070 (JPY)	2.40	6-20-2024	293,000,000	2,919,468
Japan Government Twenty Year Bond Series 073 (JPY)	2.00	12-20-2024	798,500,000	7,741,115
Japan Government Twenty Year Bond Series 076 (JPY)	1.90	3-20-2025	300,000,000	2,888,878
Japan Government Twenty Year Bond Series 082 (JPY)	2.10	9-20-2025	455,000,000	4,473,822
Japan Government Twenty Year Bond Series 086 (JPY)	2.30	3-20-2026	880,000,000	8,841,968
Japan Government Twenty Year Bond Series 088 (JPY)	2.30	6-20-2026	375,000,000	3,774,549
Japan Government Twenty Year Bond Series 090 (JPY)	2.20	9-20-2026	250,000,000	2,496,966
Japan Government Twenty Year Bond Series 092 (JPY)	2.10	12-20-2026	230,000,000	2,278,462
Japan Government Twenty Year Bond Series 093 (JPY)	2.00	3-20-2027	420,000,000	4,124,100
Japan Government Twenty Year Bond Series 095 (JPY)	2.30	6-20-2027	165,000,000	1,670,298
Japan Government Twenty Year Bond Series 097 (JPY)	2.20	9-20-2027	200,000,000	2,006,240
Japan Government Twenty Year Bond Series 099 (JPY)	2.10	12-20-2027	100,000,000	993,551
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,511,106
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,155,170
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	1,988,971
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,131,872
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	6,764,029
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,720,786
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,480,763
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,609,598
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,005,892
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	1,988,066
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	687,185
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,048,119
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	135,000,000	1,308,018
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,382,756
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,004,752
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,567,569
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,499,178
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	5,941,602
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,190,093
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	3,707,652

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	91

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 134 (JPY)	1.80%	3-20-2032	100,000,000	$949,236
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	300,000,000	2,763,824
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	500,000,000	4,664,782
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	2,793,949
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	2,834,749
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	300,000,000	2,747,511
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	550,000,000	5,090,529
Japan Government Twenty Year Bond Series 147 (JPY)	1.60	12-20-2033	500,000,000	4,546,403
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	600,000,000	5,356,509
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	680,000,000	6,055,465
Japan Government Twenty Year Bond Series 40 (JPY)	2.30	9-20-2018	200,000,000	1,805,833
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	175,000,000	1,707,080
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	325,000,000	3,162,187
Japan Government Two Year Bond Series 339 (JPY)	0.10	4-15-2016	95,000,000	794,958
Japan Government Two Year Bond Series 340 (JPY)	0.10	5-15-2016	400,000,000	3,347,404
Japan Government Two Year Bond Series 343 (JPY)	0.10	8-15-2016	700,000,000	5,859,010
Netherlands Government Bond (EUR) 144A¤	0.00	4-15-2016	1,650,000	1,850,255
Netherlands Government Bond (EUR) 144A¤	0.00	4-15-2018	100,000	112,352
Netherlands Government Bond (EUR)	0.25	1-15-2020	700,000	794,784
Netherlands Government Bond (EUR)	0.50	4-15-2017	1,525,000	1,730,174
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,600,000	1,862,248
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	1,600,000	1,884,215
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,700,000	2,133,871
Netherlands Government Bond (EUR)	2.00	7-15-2024	1,600,000	2,059,507
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,700,000	2,192,438
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	1,650,000	1,938,223
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,652,685
Netherlands Government Bond (EUR)	2.75	1-15-2047	675,000	1,106,642
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,525,000	2,053,101
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,700,000	2,262,317
Netherlands Government Bond (EUR)	3.75	1-15-2023	1,100,000	1,570,522
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,650,000	3,086,700
Netherlands Government Bond (EUR) 144A	4.00	7-15-2016	1,450,000	1,715,567
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,750,000	2,230,854
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	1,912,332
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,428,000	2,589,678
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,600,000	1,987,872
Netherlands Government Bond (EUR)	5.50	1-15-2028	1,370,000	2,463,029
Netherlands Government Bond (EUR)	7.50	1-15-2023	335,000	588,659
Spain Government Bond (EUR)	3.25	4-30-2016	2,300,000	2,666,838
Spain Government Bond (EUR)	3.80	1-31-2017	2,400,000	2,871,561
Spain Government Bond (EUR)	4.00	4-30-2020	2,525,000	3,308,045
Spain Government Bond (EUR)	4.20	1-31-2037	1,900,000	2,911,187
Spain Government Bond (EUR)	4.25	10-31-2016	1,500,000	1,792,315
Spain Government Bond (EUR) 144A	4.30	10-31-2019	2,250,000	2,951,640
Spain Government Bond (EUR)	4.60	7-30-2019	2,000,000	2,638,049
Spain Government Bond (EUR) 144A	4.65	7-30-2025	1,550,000	2,286,624
Spain Government Bond (EUR)	4.70	7-30-2041	1,400,000	2,345,023
Spain Government Bond (EUR) 144A	4.80	1-31-2024	1,650,000	2,406,363
Spain Government Bond (EUR)	4.85	10-31-2020	1,700,000	2,339,363

92	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Spain Government Bond (EUR)	4.90%	7-30-2040	1,250,000	$2,144,464
Spain Government Bond (EUR)	5.50	7-30-2017	2,100,000	2,646,693
Spain Government Bond (EUR)	5.50	4-30-2021	2,950,000	4,235,767
Spain Government Bond (EUR)	5.75	7-30-2032	1,350,000	2,372,174
Spain Government Bond (EUR)	5.85	1-31-2022	2,250,000	3,352,408
Spain Government Bond (EUR) 144A	5.90	7-30-2026	1,450,000	2,376,006
Spain Government Bond (EUR)	6.00	1-31-2029	2,100,000	3,596,406
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	7,590,000	1,159,672
Sweden Government Bond Series 1050 (SEK)	3.00	7-12-2016	5,800,000	725,247
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	7,200,000	946,248
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	9,250,000	1,299,796
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	5,250,000	915,230
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	6,450,000	942,689
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	141,283
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	7,300,000	941,899
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	5,950,000	838,044
United Kingdom Gilt (GBP)	1.00	9-7-2017	3,900,000	6,058,770
United Kingdom Gilt (GBP)	1.25	7-22-2018	3,900,000	6,067,855
United Kingdom Gilt (GBP)	1.75	1-22-2017	3,300,000	5,208,574
United Kingdom Gilt (GBP)	1.75	7-22-2019	3,250,000	5,130,961
United Kingdom Gilt (GBP)	1.75	9-7-2022	3,600,000	5,612,052
United Kingdom Gilt (GBP)	2.00	7-22-2020	650,000	1,035,214
United Kingdom Gilt (GBP)	2.25	9-7-2023	1,750,000	2,818,103
United Kingdom Gilt (GBP)	2.75	9-7-2024	2,500,000	4,181,365
United Kingdom Gilt (GBP)	3.25	1-22-2044	4,250,000	7,588,954
United Kingdom Gilt (GBP)	3.50	1-22-2045	100,000	187,068
United Kingdom Gilt (GBP)	3.50	7-22-2068	1,500,000	3,021,393
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,950,000	5,066,042
United Kingdom Gilt (GBP)	3.75	9-7-2020	3,000,000	5,220,426
United Kingdom Gilt (GBP)	3.75	9-7-2021	3,400,000	5,994,348
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,450,000	4,959,982
United Kingdom Gilt (GBP)	4.00	9-7-2016	3,400,000	5,531,021
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,600,000	6,477,745
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,200,000	4,829,307
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,719,392
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,500,000	6,962,165
United Kingdom Gilt (GBP)	4.25	3-7-2036	2,450,000	4,955,844
United Kingdom Gilt (GBP)	4.25	9-7-2039	2,350,000	4,846,936
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,767,352
United Kingdom Gilt (GBP)	4.25	12-7-2046	2,350,000	5,051,914
United Kingdom Gilt (GBP)	4.25	12-7-2049	2,050,000	4,492,346
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,525,000	5,721,594
United Kingdom Gilt (GBP)	4.50	3-7-2019	3,725,000	6,520,940
United Kingdom Gilt (GBP)	4.50	9-7-2034	3,350,000	6,934,370
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,360,000	5,145,698
United Kingdom Gilt (GBP)	4.75	3-7-2020	3,425,000	6,176,592
United Kingdom Gilt (GBP)	4.75	12-7-2030	4,100,000	8,534,707
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,550,000	5,608,905
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	5,550,353
United Kingdom Gilt (GBP)	5.00	3-7-2025	3,800,000	7,594,708

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	93

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	6.00%	12-7-2028	2,325,000	$5,320,431
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,300,000	4,948,119
United Kingdom Gilt (GBP)	8.75	8-25-2017	1,300,000	2,411,530

Total Foreign Government Bonds (Cost $1,668,818,233)				1,524,909,139

U.S. Treasury Securities: 23.13%
U.S. Treasury Bond	2.50	2-15-2045	$5,000,000	4,886,520
U.S. Treasury Bond	2.75	8-15-2042	7,000,000	7,210,000
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	8,487,831
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	9,862,062
U.S. Treasury Bond	3.00	5-15-2042	2,000,000	2,161,562
U.S. Treasury Bond	3.00	11-15-2044	7,750,000	8,405,720
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	6,645,936
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	2,489,414
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	6,907,713
U.S. Treasury Bond	3.13	8-15-2044	5,500,000	6,095,117
U.S. Treasury Bond	3.38	5-15-2044	9,000,000	10,430,856
U.S. Treasury Bond	3.50	2-15-2039	4,500,000	5,277,654
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	7,866,521
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	11,803,594
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	7,392,654
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	12,370,310
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	8,733,592
U.S. Treasury Bond	4.25	5-15-2039	3,000,000	3,932,109
U.S. Treasury Bond	4.25	11-15-2040	4,500,000	5,947,385
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,321,074
U.S. Treasury Bond	4.38	11-15-2039	800,000	1,069,062
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	8,374,025
U.S. Treasury Bond	4.50	2-15-2036	2,300,000	3,102,663
U.S. Treasury Bond	4.50	5-15-2038	600,000	809,390
U.S. Treasury Bond	4.50	8-15-2039	4,100,000	5,568,313
U.S. Treasury Bond	4.75	2-15-2037	1,550,000	2,157,891
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	7,402,283
U.S. Treasury Bond	5.00	5-15-2037	300,000	431,977
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,381,094
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,594,546
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,448,313
U.S. Treasury Bond	6.25	8-15-2023	3,500,000	4,695,194
U.S. Treasury Bond	6.25	5-15-2030	6,000,000	9,059,064
U.S. Treasury Bond	6.38	8-15-2027	400,000	584,156
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,183,789
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,401,176
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,214,141
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,188,125
U.S. Treasury Bond	7.25	8-15-2022	1,000,000	1,382,891
U.S. Treasury Note	0.25	4-15-2016	4,000,000	3,996,876
U.S. Treasury Note	0.25	5-15-2016	7,000,000	6,992,342
U.S. Treasury Note	0.38	3-15-2016	6,000,000	6,004,218
U.S. Treasury Note	0.38	3-31-2016	2,000,000	2,001,562
U.S. Treasury Note	0.38	5-31-2016	9,000,000	8,998,596
U.S. Treasury Note	0.50	6-15-2016	10,000,000	10,014,060

94	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.50%	7-31-2017	$5,000,000	$4,960,545
U.S. Treasury Note	0.63	7-15-2016	25,000,000	25,072,275
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,970,310
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,842,512
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,532,907
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,943,124
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,990,625
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,910,316
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,958,595
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,466,369
U.S. Treasury Note	0.88	9-15-2016	4,000,000	4,024,376
U.S. Treasury Note	0.88	12-31-2016	25,000,000	25,136,725
U.S. Treasury Note	0.88	1-31-2017	10,000,000	10,050,780
U.S. Treasury Note	0.88	2-28-2017	20,000,000	20,090,620
U.S. Treasury Note	0.88	4-30-2017	7,000,000	7,025,158
U.S. Treasury Note	0.88	5-15-2017	5,000,000	5,017,580
U.S. Treasury Note	0.88	1-31-2018	5,000,000	4,982,810
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,441,405
U.S. Treasury Note	1.00	8-31-2016	10,000,000	10,082,030
U.S. Treasury Note	1.00	9-30-2016	10,000,000	10,084,380
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,039,455
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,078,744
U.S. Treasury Note	1.00	5-31-2018	7,000,000	6,973,750
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,564,450
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,022,668
U.S. Treasury Note	1.00	11-30-2019	10,000,000	9,779,690
U.S. Treasury Note	1.13	12-31-2019	5,000,000	4,915,235
U.S. Treasury Note	1.25	10-31-2018	10,000,000	10,002,340
U.S. Treasury Note	1.25	11-30-2018	10,000,000	9,994,530
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,493,945
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,940,000
U.S. Treasury Note	1.25	2-29-2020	10,000,000	9,872,660
U.S. Treasury Note	1.38	6-30-2018	10,000,000	10,078,120
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,034,375
U.S. Treasury Note	1.38	9-30-2018	11,000,000	11,058,432
U.S. Treasury Note	1.38	12-31-2018	10,000,000	10,029,690
U.S. Treasury Note	1.38	2-28-2019	5,000,000	5,007,420
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,982,423
U.S. Treasury Note	1.38	5-31-2020	10,000,000	9,905,470
U.S. Treasury Note	1.50	6-30-2016	5,000,000	5,072,655
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,225,000
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,121,872
U.S. Treasury Note	1.50	1-31-2019	7,000,000	7,050,862
U.S. Treasury Note	1.50	5-31-2019	25,000,000	25,115,225
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,215,620
U.S. Treasury Note	1.63	8-31-2019	5,000,000	5,041,405
U.S. Treasury Note	1.63	8-15-2022	6,100,000	6,008,500
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,283,200
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,169,530
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,384,360

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	95

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	5-15-2022	$7,500,000	$7,461,330
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,345,700
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,665,549
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,150,936
U.S. Treasury Note	2.00	4-30-2016	8,500,000	8,663,362
U.S. Treasury Note	2.00	7-31-2020	6,000,000	6,128,904
U.S. Treasury Note	2.00	11-30-2020	10,000,000	10,181,250
U.S. Treasury Note	2.00	5-31-2021	5,000,000	5,072,655
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,208,752
U.S. Treasury Note	2.00	2-15-2023	11,000,000	11,096,250
U.S. Treasury Note	2.00	2-15-2025	9,000,000	8,995,781
U.S. Treasury Note	2.13	8-31-2020	4,500,000	4,620,236
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,214,060
U.S. Treasury Note	2.25	3-31-2016	5,000,000	5,104,690
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,764,255
U.S. Treasury Note	2.25	3-31-2021	15,000,000	15,453,510
U.S. Treasury Note	2.25	7-31-2021	7,000,000	7,204,533
U.S. Treasury Note	2.25	11-15-2024	5,000,000	5,108,985
U.S. Treasury Note	2.38	3-31-2016	9,000,000	9,199,692
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,630,977
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,199,220
U.S. Treasury Note	2.38	6-30-2018	8,000,000	8,320,624
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,489,840
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,678,947
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,901,268
U.S. Treasury Note	2.50	5-15-2024	15,500,000	16,174,498
U.S. Treasury Note	2.63	4-30-2016	2,500,000	2,566,015
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,186,248
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,763,401
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,644,064
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,523,440
U.S. Treasury Note	2.75	11-30-2016	24,000,000	24,916,872
U.S. Treasury Note	2.75	5-31-2017	4,000,000	4,178,436
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,298,128
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,202,500
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,898,149
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,512,336
U.S. Treasury Note	2.75	2-15-2024	22,000,000	23,433,432
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,273,830
U.S. Treasury Note	3.00	8-31-2016	13,500,000	14,016,794
U.S. Treasury Note	3.00	9-30-2016	5,000,000	5,197,655
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,139,686
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,257,814
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,241,405
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,154,686
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,566,872
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,326,876
U.S. Treasury Note	3.25	6-30-2016	5,000,000	5,189,060
U.S. Treasury Note	3.25	7-31-2016	5,000,000	5,200,780
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,265,235

96	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	3.38%	11-15-2019	$8,000,000	$8,697,504
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,362,890
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,975,780
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,408,438
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,599,651
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,190,620
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,639,842
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,264,375
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,769,412
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,355,000
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,165,000
U.S. Treasury Note	4.63	11-15-2016	25,000,000	26,730,475
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,389,845
U.S. Treasury Note	4.75	8-15-2017	23,000,000	25,193,993
U.S. Treasury Note	4.88	8-15-2016	2,500,000	2,660,743
U.S. Treasury Note	5.13	5-15-2016	2,000,000	2,113,750
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,174,686
U.S. Treasury Note	7.25	5-15-2016	2,500,000	2,707,423
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,235,938
U.S. Treasury Note	7.50	11-15-2024	2,000,000	2,980,312
U.S. Treasury Note	7.88	2-15-2021	500,000	676,953
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,718,541
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,743,715
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,271,625
U.S. Treasury Note	8.75	5-15-2017	2,500,000	2,939,453
U.S. Treasury Note	8.75	8-15-2020	400,000	550,500
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,525,219
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,555,406
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,640,405

Total U.S. Treasury Securities (Cost $1,356,796,799)				1,407,555,451

Yankee Corporate Bonds and Notes: 3.93%

Consumer Discretionary: 0.05%

Media: 0.05%
Grupo Televisa SA	5.00	5-13-2045	500,000	526,030
Grupo Televisa SA	6.00	5-15-2018	250,000	279,188
Grupo Televisa SA	6.63	1-15-2040	500,000	622,680
WPP Finance 2010	3.63	9-7-2022	350,000	363,435
WPP Finance 2010	3.75	9-19-2024	1,000,000	1,045,821
WPP Finance 2010	5.63	11-15-2043	200,000	241,003

				3,078,157

Consumer Staples: 0.08%

Beverages: 0.08%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	507,550
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	322,410
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	221,612
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	353,169

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	97

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Diageo Capital plc	0.63%	4-29-2016	$400,000	$399,625
Diageo Capital plc	1.13	4-29-2018	500,000	494,432
Diageo Capital plc	2.63	4-29-2023	300,000	297,292
Diageo Capital plc	3.88	4-29-2043	230,000	229,802
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,168,459
Diageo Capital plc	5.88	9-30-2036	175,000	225,403
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	190,638
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	144,212

				4,554,604

Energy: 0.74%

Energy Equipment & Services: 0.04%
Ensco plc	3.25	3-15-2016	1,250,000	1,271,403
Ensco plc «	4.50	10-1-2024	500,000	488,610
Ensco plc	4.70	3-15-2021	500,000	513,646

				2,273,659

Oil, Gas & Consumable Fuels: 0.70%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	422,253
Alberta Energy Company Limited	8.13	9-15-2030	150,000	198,286
BP Capital Markets plc	1.38	11-6-2017	400,000	399,876
BP Capital Markets plc	1.38	5-10-2018	350,000	347,373
BP Capital Markets plc	1.85	5-5-2017	500,000	506,606
BP Capital Markets plc	2.24	5-10-2019	400,000	402,930
BP Capital Markets plc	2.25	11-1-2016	500,000	510,428
BP Capital Markets plc	2.50	11-6-2022	500,000	487,025
BP Capital Markets plc	2.75	5-10-2023	600,000	590,927
BP Capital Markets plc	3.20	3-11-2016	1,000,000	1,025,728
BP Capital Markets plc	3.25	5-6-2022	750,000	770,102
BP Capital Markets plc	3.81	2-10-2024	500,000	523,718
BP Capital Markets plc	4.50	10-1-2020	500,000	552,195
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,112,565
BP Capital Markets plc	4.75	3-10-2019	450,000	495,465
Canadian Natural Resources Limited	3.90	2-1-2025	300,000	304,456
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,248,328
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	627,378
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	590,836
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	237,926
Cenovus Energy Incorporated	3.80	9-15-2023	250,000	249,112
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	227,479
Cenovus Energy Incorporated	5.70	10-15-2019	700,000	777,562
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	603,884
Enbridge Incorporated	3.50	6-10-2024	1,000,000	972,205
Enbridge Incorporated	5.60	4-1-2017	100,000	107,371
Encana Corporation	5.15	11-15-2041	500,000	501,419
Encana Corporation	5.90	12-1-2017	300,000	327,798
Encana Corporation	6.50	5-15-2019	400,000	453,908
Encana Corporation	6.50	8-15-2034	250,000	285,144
Encana Corporation	6.50	2-1-2038	350,000	401,761

98	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Husky Energy Incorporated	4.00%	4-15-2024	$500,000	$506,506
Husky Energy Incorporated	6.80	9-15-2037	100,000	121,394
Husky Energy Incorporated	7.25	12-15-2019	565,000	667,492
Noble Holdings International Limited Corporation	3.05	3-1-2016	150,000	151,492
Noble Holdings International Limited Corporation «	3.95	3-15-2022	150,000	134,771
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	186,299
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	238,965
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	164,218
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	172,305
Petro-Canada	5.95	5-15-2035	700,000	838,918
Petro-Canada	6.80	5-15-2038	400,000	535,115
Suncor Energy Incorporated	3.60	12-1-2024	600,000	618,450
Suncor Energy Incorporated	5.95	12-1-2034	75,000	90,674
Suncor Energy Incorporated	6.10	6-1-2018	900,000	1,018,484
Suncor Energy Incorporated	6.50	6-15-2038	400,000	518,798
Suncor Energy Incorporated	6.85	6-1-2039	250,000	334,345
Talisman Energy Incorporated	3.75	2-1-2021	150,000	148,172
Talisman Energy Incorporated	5.50	5-15-2042	1,000,000	1,022,755
Talisman Energy Incorporated	6.25	2-1-2038	400,000	437,137
Talisman Energy Incorporated	7.75	6-1-2019	415,000	481,215
Total Capital Canada Limited	2.75	7-15-2023	350,000	348,720
Total Capital International SA	1.00	1-10-2017	200,000	200,121
Total Capital International SA	1.50	2-17-2017	500,000	506,110
Total Capital International SA	1.55	6-28-2017	500,000	505,054
Total Capital International SA	2.13	1-10-2019	500,000	506,805
Total Capital International SA	2.70	1-25-2023	350,000	349,276
Total Capital International SA	2.88	2-17-2022	1,000,000	1,017,439
Total Capital International SA	3.70	1-15-2024	1,000,000	1,067,831
Total Capital International SA	3.75	4-10-2024	500,000	535,460
Total Capital SA	2.30	3-15-2016	500,000	509,083
Total Capital SA	4.13	1-28-2021	100,000	109,996
Total Capital SA	4.25	12-15-2021	250,000	276,256
Total Capital SA	4.45	6-24-2020	500,000	555,850
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	489,394
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	261,638
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	319,320
TransCanada PipeLines Limited	4.63	3-1-2034	500,000	539,231
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	566,242
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	118,100
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	367,801
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	730,973
TransCanada PipeLines Limited ±	6.35	5-15-2067	500,000	481,250
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,765,878
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	727,137
Transocean Incorporated «	3.80	10-15-2022	300,000	232,875
Transocean Incorporated	5.05	12-15-2016	500,000	500,625
Transocean Incorporated	6.00	3-15-2018	600,000	580,500
Transocean Incorporated	6.38	12-15-2021	500,000	441,250
Transocean Incorporated «	6.50	11-15-2020	300,000	267,000
Transocean Incorporated	6.80	3-15-2038	450,000	360,000

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	99

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Transocean Incorporated	7.50%	4-15-2031	$220,000	$184,250
Weatherford International Limited	4.50	4-15-2022	300,000	272,626
Weatherford International Limited	5.13	9-15-2020	200,000	190,030
Weatherford International Limited	5.95	4-15-2042	250,000	218,016
Weatherford International Limited	6.00	3-15-2018	100,000	103,167
Weatherford International Limited	6.50	8-1-2036	300,000	276,006
Weatherford International Limited	6.75	9-15-2040	300,000	281,674
Weatherford International Limited	7.00	3-15-2038	50,000	47,330
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,129,325

				42,589,188

Financials: 1.72%

Banks: 1.16%
Australia & New Zealand Banking Group Limited	1.25	1-10-2017	250,000	250,648
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	248,195
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	251,393
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	1,000,000	1,010,243
Bancolombia SA	5.95	6-3-2021	1,000,000	1,102,500
Bank of Montreal	1.30	7-14-2017	1,000,000	999,840
Bank of Montreal	1.40	9-11-2017	1,000,000	1,003,790
Bank of Montreal	2.50	1-11-2017	500,000	513,436
Bank of Montreal	2.55	11-6-2022	1,000,000	995,897
Bank of Nova Scotia	1.10	12-13-2016	500,000	501,135
Bank of Nova Scotia	1.25	4-11-2017	1,000,000	1,001,515
Bank of Nova Scotia	1.30	7-21-2017	300,000	300,303
Bank of Nova Scotia	1.38	12-18-2017	500,000	499,157
Bank of Nova Scotia	1.45	4-25-2018	500,000	496,452
Bank of Nova Scotia	2.05	10-30-2018	100,000	100,906
Bank of Nova Scotia	2.55	1-12-2017	750,000	770,940
Bank of Nova Scotia	2.80	7-21-2021	750,000	760,451
Bank of Nova Scotia	2.90	3-29-2016	500,000	512,189
Bank of Nova Scotia	4.38	1-13-2021	500,000	552,273
Barclays Bank plc	2.50	2-20-2019	500,000	509,894
Barclays Bank plc	3.75	5-15-2024	1,000,000	1,059,108
Barclays Bank plc	5.00	9-22-2016	900,000	953,767
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,132,306
Barclays Bank plc	5.14	10-14-2020	800,000	888,086
BNP Paribas	1.25	12-12-2016	294,000	295,562
BNP Paribas	1.38	3-17-2017	500,000	500,350
BNP Paribas	2.40	12-12-2018	600,000	609,707
BNP Paribas	2.45	3-17-2019	500,000	508,622
BNP Paribas	2.70	8-20-2018	1,000,000	1,029,974
BNP Paribas	3.25	3-3-2023	500,000	514,607
BNP Paribas	4.25	10-15-2024	400,000	415,707
BNP Paribas	5.00	1-15-2021	1,150,000	1,307,014
BPCE SA	1.63	2-10-2017	1,000,000	1,005,608
BPCE SA	2.50	7-15-2019	1,000,000	1,013,499
BPCE SA	4.00	4-15-2024	500,000	535,778
Canadian Imperial Bank	1.35	7-18-2016	200,000	201,479

100	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Canadian Imperial Bank	1.55%	1-23-2018	$300,000	$301,160
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	557,203
Corpbanca 144A	3.88	9-22-2019	600,000	606,029
Credit Suisse (New York)	3.00	10-29-2021	1,000,000	1,019,178
Credit Suisse (New York)	3.63	9-9-2024	1,500,000	1,560,795
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,099,093
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,693,482
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,686,347
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,078,884
HSBC Holdings plc	4.25	3-14-2024	1,000,000	1,054,519
HSBC Holdings plc	4.88	1-14-2022	250,000	282,281
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,135,463
HSBC Holdings plc	5.25	3-14-2044	500,000	571,088
HSBC Holdings plc	6.10	1-14-2042	500,000	667,869
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,290,472
HSBC Holdings plc	6.50	9-15-2037	850,000	1,096,316
HSBC Holdings plc	6.80	6-1-2038	350,000	467,736
Intesa Sanpaolo SpA	2.38	1-13-2017	500,000	507,369
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	737,325
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	525,292
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	563,714
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	203,425
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,059,852
NIBC Bank NV	4.88	11-19-2019	800,000	896,220
Rabobank Nederland NV	1.70	3-19-2018	500,000	501,438
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,041,589
Rabobank Nederland NV	3.88	2-8-2022	500,000	539,542
Rabobank Nederland NV	3.95	11-9-2022	750,000	778,982
Rabobank Nederland NV	4.63	12-1-2023	750,000	819,587
Rabobank Nederland NV	5.25	5-24-2041	725,000	888,884
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,241,729
Royal Bank of Canada	0.85	3-8-2016	950,000	952,678
Royal Bank of Canada	1.20	1-23-2017	250,000	250,620
Royal Bank of Canada	1.25	6-16-2017	500,000	500,147
Royal Bank of Canada	1.45	9-9-2016	500,000	504,377
Royal Bank of Canada	1.50	1-16-2018	450,000	451,477
Royal Bank of Canada	2.15	3-15-2019	500,000	504,962
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,017,006
Royal Bank of Canada	2.30	7-20-2016	600,000	612,755
Royal Bank of Scotland Group plc	4.38	3-16-2016	1,000,000	1,035,185
Royal Bank of Scotland Group plc	5.63	8-24-2020	1,000,000	1,158,723
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	672,376
Societe Generale	2.75	10-12-2017	200,000	205,266
Sumitomo Mitsui Banking Corporation	1.30	1-10-2017	500,000	499,573
Sumitomo Mitsui Banking Corporation	1.45	7-19-2016	250,000	250,724
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	497,030
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	500,645
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	505,165
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,020,312
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	256,675

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	101

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Sumitomo Mitsui Banking Corporation	3.95%	7-19-2023	$250,000	$266,720
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	399,168
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	503,447
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,032,880
Svenska Handelsbanken AB	3.13	7-12-2016	500,000	515,338
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,245,286
Toronto Dominion Bank	1.50	9-9-2016	500,000	505,130
Toronto Dominion Bank	2.13	7-2-2019	1,000,000	1,010,417
Toronto Dominion Bank	2.50	7-14-2016	500,000	511,607
Toronto Dominion Bank	2.63	9-10-2018	600,000	619,019
Westpac Banking Corporation	1.05	11-25-2016	200,000	200,198
Westpac Banking Corporation	1.20	5-19-2017	1,000,000	1,001,155
Westpac Banking Corporation	2.00	8-14-2017	100,000	101,711
Westpac Banking Corporation	2.25	1-17-2019	250,000	253,874

				70,386,840

Capital Markets: 0.05%
Invesco Finance plc	4.00	1-30-2024	250,000	265,217
Invesco Finance plc	5.38	11-30-2043	250,000	307,412
Nomura Holdings Incorporated	2.00	9-13-2016	1,100,000	1,109,645
Nomura Holdings Incorporated	2.75	3-19-2019	500,000	509,485
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	425,388
Sasol Financing International Company	4.50	11-14-2022	500,000	498,750

				3,115,897

Diversified Financial Services: 0.45%
Abbey National Treasury Services plc	1.38	3-13-2017	750,000	751,319
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	520,026
Abbey National Treasury Services plc	4.00	4-27-2016	500,000	516,849
Abbey National Treasury Services plc	4.00	3-13-2024	750,000	807,735
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	572,514
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	358,595
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	523,799
BHP Billiton Finance USA Limited	3.85	9-30-2023	1,500,000	1,617,597
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	680,402
BHP Billiton Finance USA Limited	5.00	9-30-2043	500,000	586,583
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	217,755
BHP Billiton Finance USA Limited	6.50	4-1-2019	1,050,000	1,238,378
Burlington Resources Finance Company	7.20	8-15-2031	500,000	692,211
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	161,325
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	380,058
Deutsche Bank AG (London)	1.35	5-30-2017	1,000,000	1,000,397
Deutsche Bank AG (London)	2.50	2-13-2019	500,000	508,989
Deutsche Bank AG (London)	3.70	5-30-2024	1,000,000	1,048,742
Deutsche Bank AG (London) ±	4.30	5-24-2028	1,600,000	1,591,040
Schlumberger Investment SA	3.65	12-1-2023	604,000	645,525
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,015,599
Shell International Finance BV	2.00	11-15-2018	500,000	508,726
Shell International Finance BV	2.25	1-6-2023	250,000	245,238

102	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Shell International Finance BV	2.38%	8-21-2022	$250,000	$248,320
Shell International Finance BV	3.40	8-12-2023	250,000	264,887
Shell International Finance BV	3.63	8-21-2042	250,000	247,641
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,109,061
Shell International Finance BV	4.38	3-25-2020	500,000	558,564
Shell International Finance BV	4.55	8-12-2043	500,000	571,499
Shell International Finance BV	5.20	3-22-2017	250,000	271,376
Shell International Finance BV	5.50	3-25-2040	300,000	377,161
Shell International Finance BV	6.38	12-15-2038	1,350,000	1,885,726
Syngenta Finance NV	3.13	3-28-2022	500,000	504,466
UBS AG (Stamford)	2.38	8-14-2019	1,750,000	1,770,827
UBS AG (Stamford)	4.88	8-4-2020	1,488,000	1,679,391
UBS AG (Stamford)	5.75	4-25-2018	488,000	546,726
UBS AG (Stamford)	5.88	7-15-2016	430,000	457,732
UBS AG (Stamford)	5.88	12-20-2017	872,000	973,539

				27,656,318

Insurance: 0.06%
AON Corporation	4.00	11-27-2023	150,000	158,982
AON Corporation	4.45	5-24-2043	100,000	103,007
AON Corporation	4.60	6-14-2044	600,000	641,087
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	209,107
AXA SA	8.60	12-15-2030	650,000	902,133
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	105,027
Trinity Acquisition plc	4.63	8-15-2023	350,000	372,015
Trinity Acquisition plc	6.13	8-15-2043	350,000	413,319
XLIT Limited	2.30	12-15-2018	350,000	353,670
XLIT Limited	5.25	12-15-2043	200,000	233,955

				3,492,302

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	134,532

Health Care: 0.21%

Health Care Equipment & Supplies: 0.03%
Covidien International Finance SA	3.20	6-15-2022	500,000	517,111
Covidien International Finance SA	6.00	10-15-2017	600,000	670,805
Covidien International Finance SA	6.55	10-15-2037	400,000	560,949

				1,748,865

Pharmaceuticals: 0.18%
Actavis Funding SCS	1.30	6-15-2017	500,000	493,809
Actavis Funding SCS	3.85	6-15-2024	500,000	508,821
Actavis Funding SCS	4.85	6-15-2044	500,000	514,550
AstraZeneca plc	4.00	9-18-2042	550,000	570,606
AstraZeneca plc	5.90	9-15-2017	800,000	896,496
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,584,859
GlaxoSmithKline Capital plc	1.50	5-8-2017	1,000,000	1,010,487
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,128,422

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	103

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Perrigo Company plc	1.30%	11-8-2016	$200,000	$199,646
Perrigo Company plc	2.30	11-8-2018	295,000	297,842
Perrigo Company plc	4.00	11-15-2023	250,000	261,885
Sanofi Aventis	1.25	4-10-2018	591,000	590,413
Sanofi Aventis	2.63	3-29-2016	500,000	511,182
Sanofi Aventis	4.00	3-29-2021	700,000	767,627
Teva Pharmaceutical Finance BV	2.95	12-18-2022	500,000	505,236
Teva Pharmaceutical Finance BV	3.65	11-10-2021	500,000	527,506
Teva Pharmaceutical Finance BV	3.65	11-10-2021	500,000	527,506

				10,896,893

Industrials: 0.11%

Aerospace & Defense: 0.00%
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	209,750

Industrial Conglomerates: 0.06%
Koninklijke Philips Electronics NV	3.75	3-15-2022	500,000	530,806
Koninklijke Philips Electronics NV	5.00	3-15-2042	500,000	566,914
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	727,921
Koninklijke Philips Electronics NV	6.88	3-11-2038	250,000	341,681
Tyco Electronics Group SA	3.45	8-1-2024	200,000	207,508
Tyco Electronics Group SA	4.88	1-15-2021	500,000	559,950
Tyco Electronics Group SA	7.13	10-1-2037	350,000	490,022

				3,424,802

Machinery: 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	247,783
Pentair Finance SA	5.00	5-15-2021	300,000	335,641

				583,424

Road & Rail: 0.04%
Canadian National Railway Company	2.25	11-15-2022	350,000	343,924
Canadian National Railway Company	5.55	3-1-2019	435,000	495,881
Canadian National Railway Company	6.20	6-1-2036	200,000	269,883
Canadian National Railway Company	6.38	11-15-2037	550,000	765,123
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	221,324
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	440,911
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	83,643
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	77,647
Kansas City Southern de Mexico SA de CV	3.00	5-15-2023	73,000	71,957

				2,770,293

Information Technology: 0.10%

Communications Equipment: 0.01%
Ericsson LM	4.13	5-15-2022	400,000	427,533

Internet Software & Services: 0.06%
Alibaba Group Holding Limited 144A	2.50	11-28-2019	1,000,000	993,215
Alibaba Group Holding Limited 144A	3.60	11-28-2024	1,000,000	1,002,857

104	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Internet Software & Services (continued)
Alibaba Group Holding Limited 144A	4.50%	11-28-2034	$300,000	$306,797
Baidu Incorporated	2.75	6-9-2019	750,000	750,690
Baidu Incorporated	3.25	8-6-2018	576,000	593,007

				3,646,566

Technology Hardware, Storage & Peripherals: 0.03%
Seagate HDD (Cayman)	4.75	6-1-2023	1,000,000	1,065,236
Seagate HDD (Cayman) 144A	4.75	1-1-2025	1,000,000	1,058,795

				2,124,031

Materials: 0.43%

Chemicals: 0.10%
Agrium Incorporated	3.50	6-1-2023	300,000	305,830
Agrium Incorporated	4.90	6-1-2043	200,000	219,855
Agrium Incorporated	5.25	1-15-2045	400,000	457,605
Agrium Incorporated	6.13	1-15-2041	165,000	206,023
Agrium Incorporated	6.75	1-15-2019	300,000	348,437
LYB International Finance BV	4.88	3-15-2044	500,000	537,869
LyondellBasell Industries NV	5.00	4-15-2019	400,000	441,274
LyondellBasell Industries NV	5.75	4-15-2024	500,000	592,950
LyondellBasell Industries NV	6.00	11-15-2021	1,500,000	1,779,087
Methanex Corporation	3.25	12-15-2019	100,000	101,670
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	284,159
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	251,555
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	285,115
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	76,165

				5,887,594

Metals & Mining: 0.31%
Barrick Gold Corporation	3.85	4-1-2022	500,000	496,042
Barrick Gold Corporation	4.10	5-1-2023	700,000	696,891
Barrick Gold Corporation	5.25	4-1-2042	500,000	491,478
Barrick Gold Corporation	6.95	4-1-2019	300,000	347,777
Goldcorp Incorporated	2.13	3-15-2018	100,000	100,324
Goldcorp Incorporated	3.70	3-15-2023	300,000	301,273
Kinross Gold Corporation	5.13	9-1-2021	200,000	202,587
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	745,407
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	502,089
Rio Tinto Finance (USA) Limited	2.00	3-22-2017	500,000	507,854
Rio Tinto Finance (USA) Limited	2.25	9-20-2016	200,000	203,275
Rio Tinto Finance (USA) Limited	2.25	12-14-2018	1,000,000	1,008,481
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	500,000	500,194
Rio Tinto Finance (USA) Limited	3.50	3-22-2022	1,000,000	1,039,351
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	525,724
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	250,000	254,345
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	250,000	279,047
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	300,000	349,441
Rio Tinto Finance (USA) Limited	6.50	7-15-2018	750,000	862,081
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	671,097

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	105

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Rio Tinto Finance (USA) Limited	9.00%	5-1-2019	$480,000	$610,033
Teck Resources Limited	3.00	3-1-2019	1,000,000	975,220
Teck Resources Limited	3.15	1-15-2017	250,000	254,187
Teck Resources Limited	3.75	2-1-2023	500,000	462,997
Teck Resources Limited	4.50	1-15-2021	350,000	349,393
Teck Resources Limited	4.75	1-15-2022	202,000	196,807
Teck Resources Limited	5.20	3-1-2042	500,000	429,646
Teck Resources Limited	6.00	8-15-2040	175,000	160,328
Teck Resources Limited	6.25	7-15-2041	300,000	286,939
Vale Overseas Limited «	4.38	1-11-2022	1,200,000	1,164,432
Vale Overseas Limited	4.63	9-15-2020	300,000	306,126
Vale Overseas Limited	6.25	1-23-2017	1,405,000	1,505,443
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,247,791
Vale Overseas Limited	6.88	11-10-2039	130,000	128,712
Vale Overseas Limited	8.25	1-17-2034	300,000	340,767
Vale SA	5.63	9-11-2042	750,000	669,900

				19,173,479

Paper & Forest Products: 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	528,927
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	412,314

				941,241

Telecommunication Services: 0.47%

Diversified Telecommunication Services: 0.24%
British Telecommunications plc	1.25	2-14-2017	500,000	499,265
British Telecommunications plc	1.63	6-28-2016	500,000	503,638
British Telecommunications plc	5.95	1-15-2018	250,000	278,882
British Telecommunications plc	9.63	12-15-2030	650,000	1,054,918
Deutsche Telekom International Finance BV	5.75	3-23-2016	275,000	288,804
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	584,558
Deutsche Telekom International Finance BV	8.75	6-15-2030	830,000	1,258,885
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	812,629
France Telecom SA	2.75	9-14-2016	500,000	512,336
France Telecom SA	5.38	7-8-2019	600,000	681,085
France Telecom SA	5.38	1-13-2042	500,000	578,966
France Telecom SA	9.00	3-1-2031	925,000	1,429,730
Orange SA	2.75	2-6-2019	1,000,000	1,030,707
Royal KPN NV	8.38	10-1-2030	375,000	534,365
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	521,623
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	334,634
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	503,035
Telefonica Emisiones SAU	6.42	6-20-2016	500,000	533,375
Telefonica Emisiones SAU	7.05	6-20-2036	1,050,000	1,434,871
Telefonica Europe BV	8.25	9-15-2030	420,000	603,590
Telefonica SA	5.88	7-15-2019	645,000	747,286

				14,727,182

106	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2015

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.23%
America Movil SAB de CV	2.38%	9-8-2016	$750,000	$761,925
America Movil SAB de CV	3.13	7-16-2022	500,000	510,050
America Movil SAB de CV	4.38	7-16-2042	500,000	510,765
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,128,750
America Movil SAB de CV	5.63	11-15-2017	450,000	497,532
America Movil SAB de CV	6.13	11-15-2037	100,000	125,925
America Movil SAB de CV	6.13	3-30-2040	1,000,000	1,265,000
America Movil SAB de CV	6.38	3-1-2035	565,000	725,566
Rogers Communications Incorporated	3.00	3-15-2023	200,000	199,304
Rogers Communications Incorporated	4.50	3-15-2043	200,000	206,814
Rogers Communications Incorporated	5.00	3-15-2044	1,000,000	1,119,040
Rogers Communications Incorporated	6.80	8-15-2018	750,000	870,892
Vodafone Group plc	1.25	9-26-2017	250,000	249,017
Vodafone Group plc	1.50	2-19-2018	500,000	497,804
Vodafone Group plc	1.63	3-20-2017	500,000	503,401
Vodafone Group plc	2.50	9-26-2022	500,000	480,596
Vodafone Group plc	2.95	2-19-2023	600,000	593,728
Vodafone Group plc	4.38	2-19-2043	500,000	496,414
Vodafone Group plc	4.63	7-15-2018	180,000	195,670
Vodafone Group plc	5.45	6-10-2019	400,000	453,472
Vodafone Group plc	5.63	2-27-2017	500,000	540,643
Vodafone Group plc	6.15	2-27-2037	1,000,000	1,214,541
Vodafone Group plc	6.25	11-30-2032	300,000	367,219
Vodafone Group plc	7.88	2-15-2030	250,000	345,455

				13,859,523

Utilities: 0.02%

Electric Utilities: 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	175,588

Independent Power & Renewable Electricity Producers: 0.01%
TransAlta Corporation	6.50	3-15-2040	90,000	91,567
TransAlta Corporation	6.65	5-15-2018	200,000	220,589

				312,156

Multi-Utilities: 0.01%
National Grid plc	6.30	8-1-2016	500,000	539,635

Water Utilities: 0.00%
United Utilities Group plc	5.38	2-1-2019	250,000	268,155

Total Yankee Corporate Bonds and Notes (Cost $226,913,855)				238,998,207

Yankee Government Bonds: 0.04%
Ukraine Government Aid	1.84	5-16-2019	2,000,000	2,026,220

Total Yankee Government Bonds (Cost $2,001,115)				2,026,220

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Fixed Income Portfolio	107

Security name	Yield	Shares	Value
Short-Term Investments: 1.83%

Investment Companies: 1.83%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	2,854,648	$2,854,648
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10	108,186,696	108,186,696

Total Short-Term Investments (Cost $111,041,344)			111,041,344

Total investments in securities (Cost $6,148,981,772) *	102.05%	6,209,194,877
Other assets and liabilities, net	(2.05)	(124,448,257)

Total net assets	100.00%	$6,084,746,620

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

@	Foreign bond principal is denominated in the local currency of the issuer.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $6,150,856,211 and unrealized gains (losses) consists of:

Gross unrealized gains	$254,397,909
Gross unrealized losses	(196,059,243)

Net unrealized gains	$58,338,666

The following table shows the percent of total long-term investments by geographic location as of February 28, 2015 (unaudited):

United States	70.86%
Japan	10.55
United Kingdom	4.02
France	2.88
Italy	2.72
Germany	2.12
Canada	1.58
Spain	1.46
Netherlands	1.10
Other	2.71

100.00%

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	1

Security name	Shares	Value

Common Stocks: 96.42%

Consumer Discretionary: 13.18%

Auto Components: 0.92%
Aisin Seiki Company Limited	31,500	$1,159,937
Akebono Brake Industry Company Limited	22,700	84,633
Autoliv Incorporated «	51,122	5,751,225
BorgWarner Incorporated	117,580	7,226,467
Bosch Limited	1,719	739,536
Bridgestone Corporation	112,500	4,310,972
Calsonic Kansei Corporation	41,000	244,372
Cheng Shin Rubber Industry Company Limited	366,369	884,279
Compagnie Generale des Etablissements Michelin SCA Class B	18,498	1,779,802
Continental AG	9,343	2,230,112
Cooper Tire & Rubber Company	127,104	4,837,578
Daido Metal Company Limited	7,000	69,751
Dana Holding Corporation	381,941	8,345,411
Denso Corporation	87,200	4,095,211
Exedy Corporation	6,200	144,965
Exide Industries Limited	78,617	229,472
Faurecia	2,041	93,015
FCC Company Limited	7,000	117,266
Futaba Industrial Company Limited	6,100	28,607
Gentex Corporation	162,740	2,867,479
GKN plc	150,914	850,875
Halla Climate Control Corporation	8,860	345,908
Halla Holdings Corporation	1,219	72,193
Hankook Tire Company Limited	9,595	419,626
Hi-Lex Corporation	5,800	185,455
Hyundai Mobis	11,126	2,529,212
Hyundai Wia Corporation	3,195	409,000
Johnson Controls Incorporated	79,600	4,044,476
Kayaba Industry Company Limited	38,000	146,441
Keihin Corporation	9,300	155,564
Kenda Rubber Industrial Company Limited	177,578	362,450
Koito Manufacturing Company Limited	20,900	669,149
Kumho Tire Company Incorporated †	22,990	200,459
Lear Corporation	46,716	5,088,307
Leoni AG	4,204	270,837
Linamar Corporation	2,422	151,760
Magna International Incorporated Class A	21,800	2,369,558
Mando Corporation	1,330	189,039
Martinrea International Incorporated	3,001	27,871
Mitsuba Corporation	8,000	146,190
Musashi Seimitsu Industry Company Limited	4,100	85,959
Nan Kang Rubber Tire Company Limited	148,145	152,131
NGK Spark Plug Company Limited	30,500	864,326
NHK Spring Company Limited	44,000	457,195
Nifco Incorporated	9,400	322,959
Nippon Seiki Company Limited	10,000	192,769
Nissan Shatai Company Limited	17,000	224,961

2	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Auto Components (continued)
Nissin Kogyo Company Limited	8,500	$134,863
NOK Corporation	23,300	681,714
Nokian Renkaat Oyj	13,330	394,553
Pacific Industrial Company Limited	10,300	87,824
Pirelli & Company SpA	24,552	376,132
Press Kogyo Company Limited	13,000	51,185
Remy International Incorporated	10,903	249,352
Riken Corporation	27,000	107,436
Sanden Corporation	27,000	135,197
Showa Corporation	13,400	140,805
Somboon Advance Technology PCL	70	41
Stanley Electric Company Limited	30,500	722,056
Sumitomo Rubber Industries Limited	36,300	627,531
Tachi-S Company Limited	5,700	78,954
Takata Corporation «	7,500	85,768
Tenneco Automotive Incorporated †	126,300	7,355,712
The Goodyear Tire & Rubber Company	147,100	3,931,983
Tokai Rika Company Limited	8,200	174,522
Tokai Rubber Industries Incorporated	6,500	56,347
Tong Yang Industry Company Limited	100,374	124,968
Topre Corporation	8,900	130,719
Toyo Tire & Rubber Company Limited	18,000	406,270
Toyota Boshoku Corporation	15,600	197,828
Toyota Gosei Company Limited	14,500	320,485
Toyota Industries Corporation	34,700	1,957,994
TPR Company Limited	5,200	129,886
TS Tech Company Limited	9,900	275,586
Unipres Corporation	6,700	126,971
Valeo SA	7,819	1,176,855
Visteon Corporation †	23,577	2,370,196
Xinyi Glass Holding Company Limited	149	80
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	49,000	498,090
Yorozu Corporation	3,500	70,541

		89,353,204

Automobiles: 1.24%
Bajaj Auto	14,575	507,136
Bayerische Motoren Werke AG	30,555	3,863,761
Brilliance China Automotive Holdings Limited	564,000	1,106,795
BYD Company Limited «	135,000	588,334
China Motor Company Limited	198,150	170,672
Daihatsu Motor Company Limited	40,000	572,456
Daimler AG	89,801	8,693,548
Dongfeng Motor Group Company Limited	748,000	1,190,118
Fiat Chrysler Automobiles NV †	59,680	920,964
Ford Motor Company	467,201	7,634,064
Ford Otomotiv Sanayi AS	14,299	193,507
Fuji Heavy Industries Limited	108,300	3,676,542
Geely Automobile Holdings Limited	1,395,000	624,133

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	3

Security name	Shares	Value

Automobiles (continued)
General Motors Company	162,293	$6,055,152
Ghabbour Auto †	3,188	14,569
Great Wall Motor Company Limited Class H	271,000	1,726,115
Guangzhou Automobile Group Company Limited	493,454	473,362
Hero Honda Motors Limited	20,559	889,022
Honda Motor Company Limited	290,100	9,577,847
Honda Motor Company Limited ADR	25	829
Hyundai Motor Company	24,353	3,561,256
Isuzu Motors Limited	105,000	1,524,640
Kia Motors Corporation	43,683	1,810,921
Mahindra & Mahindra Limited	57,433	1,189,919
Mahindra & Mahindra Limited GDR	10,726	223,637
Maruti Suzuki India Limited	14,444	842,358
Mazda Motor Corporation	98,800	2,111,037
Mitsubishi Motors Corporation	133,100	1,178,290
Nissan Motor Company Limited	423,600	4,475,907
Oriental Holdings Bhd	46,320	90,738
Peugeot SA †	8,024	134,375
PT Astra International Tbk	5,525,440	3,355,877
Renault SA	19,824	1,904,501
Sanyang Industry Company Limited †	184,000	164,343
Suzuki Motor Corporation	73,600	2,325,668
Tata Motors Limited	164,889	1,534,437
Tata Motors Limited ADR	10,088	496,531
Tata Motors Limited Class A (Differential Voting Rights)	126,004	731,906
Tesla Motors Incorporated «†	18,400	3,741,456
Thor Industries Incorporated	95,120	5,865,099
Tofas Turk Otomobil Fabrikasi AS	25,253	165,085
Toyota Motor Corporation	471,314	31,767,647
UMW Holdings Bhd	137,800	423,647
Volkswagen AG	3,151	780,508
Yamaha Motor Company Limited	49,900	1,239,731
Yulon Motor Company Limited	230,929	330,161

		120,448,601

Distributors: 0.13%
Canon Marketing Japan Incorporated	10,300	197,519
D’ieteren SA NV	1,530	56,869
DOSHISHA Company Limited	4,400	75,880
Imperial Holdings Limited	47,334	797,332
Inchcape plc	38,717	439,931
Jardine Cycle & Carriage Limited	19,439	609,051
LKQ Corporation †	159,300	3,914,798
Pacific Brands Limited «	177,242	65,786
Paltac Corporation	4,300	60,065
Pool Corporation	89,800	6,211,466
Uni-Select Incorporated	432	14,220

		12,442,917

4	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Diversified Consumer Services: 0.42%
Apollo Education Group Incorporated †	215,200	$5,950,280
Benesse Corporation	17,200	547,812
DeVry Incorporated	128,100	4,682,055
Educomp Solutions Limited †	5,295	1,975
Grand Canyon Education Incorporated †	95,420	4,375,961
H&R Block Incorporated	158,711	5,419,981
InvoCare Limited	18,207	196,047
Kroton Educacional SA	361,800	1,324,210
Marico Kaya Enterprises Limited †	1,401	31,279
Navitas Limited	45,865	165,217
New Oriental Education & Technology Group Incorporated †	34,319	657,552
Raffles Education Corporation Limited	55,177	13,765
Service Corporation International	467,402	11,614,940
Sotheby’s «	125,700	5,524,515

		40,505,589

Hotels, Restaurants & Leisure: 2.16%
Accor SA	17,218	902,215
Accordia Golf Company Limited	14,600	144,261
Ajisen China Holdings Limited	200	122
Amax International Holdings Limited †	4,175	452
Ardent Leisure Group	58,052	108,868
Aristocrat Leisure Limited	88,978	517,284
Autogrill SpA †	9,260	83,003
Banyan Tree Holdings Limited	13,000	5,151
Berjaya Land Bhd	408,500	88,977
Berjaya Sports Toto Bhd	167,304	155,977
Brinker International Incorporated	131,500	7,818,990
Buffalo Wild Wings Incorporated †	38,800	7,415,456
Cafe de Coral Holdings Limited	52,000	188,066
Carnival Corporation	53,300	2,344,667
Carnival plc	20,101	906,783
Cheesecake Factory Incorporated	94,400	4,485,888
Chipotle Mexican Grill Incorporated †	6,194	4,118,824
Choice Hotels International Incorporated	71,240	4,521,603
Colowide Company Limited	10,000	135,423
Compass Group plc	164,978	2,934,160
Cracker Barrel Old Country Store Incorporated	49,500	7,475,985
Crown Limited	72,900	871,550
Darden Restaurants Incorporated	76,500	4,896,000
Domino’s Pizza Incorporated	113,800	11,554,114
Doutor Nichires Holdings Company Limited	5,200	77,897
Dunkin Brands Group Incorporated	55,193	2,586,344
Echo Entertainment Group Limited	139,039	475,866
Egyptian Resorts Company †	16,982	2,471
Flight Centre Limited «	11,645	375,441
Formosa International Hotels Corporation	17,981	188,083
Fu Ji Food & Catering Services †	1,669	282
Fuji Kyuko Company Limited	10,000	102,487
Fujita Kanko Incorporated	30,000	122,884

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	5

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Galaxy Entertainment Group Limited	509,000	$2,585,755
Genting Bhd	467,700	1,148,486
Genting Singapore plc	1,113,320	804,652
Grand Korea Leisure Company Limited	10,260	324,846
Great Canadian Gaming Corporation †	676	10,502
Greene King plc	17,051	229,679
H.I.S Company Limited	8,400	282,282
Hilton Worldwide Holdings Incorporated †	83,087	2,348,869
Hong Kong & Shanghai Hotels Limited	94,530	136,996
Hotel Properties Limited	32,000	97,208
Hotel Shilla Company Limited	7,990	720,705
Hyatt Hotels Corporation Class A †	30,259	1,831,880
Imperial Hotel Limited	6,400	139,636
Intercontinental Hotels Group plc	26,328	1,077,132
International Game Technology	142,430	2,540,951
Intralot SA-Integrated Lottery Systems & Services †	4,444	8,902
J D Wetherspoon plc	8,168	103,340
Jack In the Box Incorporated	79,900	7,725,531
Jollibee Foods Corporation	94,580	471,506
Kangwon Land Incorporated	28,940	896,506
Kentucky Fried Chicken (Japan) Limited	100	1,838
Kingston Financial Group Limited	1,024,000	116,187
Kisoji Company Limited	3,500	62,232
Kuoni Reisen Holding AG	214	74,468
Ladbrokers plc	95,658	175,298
Las Vegas Sands Corporation	71,655	4,077,170
Life Time Fitness Incorporated †	73,505	4,248,589
Macau Legend Development Limited «†	840,000	295,675
Marriott International Incorporated Class A	43,000	3,573,300
Marriott Vacations Worldwide Corporation	60,390	4,593,263
Marston’s plc	50,669	119,528
McDonald’s Corporation	184,914	18,287,995
McDonald’s Holdings Company Japan Limited «	12,400	273,552
Melco Crown Entertainment Limited ADR	32,470	779,929
Melco International Development Limited	180,000	356,482
MGM China Holdings Limited	177,200	410,340
MGM Resorts International †	183,300	3,983,109
Millennium & Copthorne Hotels plc	18,690	163,605
Minor International PCL	115,797	121,778
Miramar Hotel & Investment Company Limited	48,000	61,889
Mitchells & Butlers plc †	19,207	138,211
MOS Food Services Incorporated	6,100	126,666
Multi-Purpose Holdings Bhd	221,370	168,300
Norwegian Cruise Line Holdings Limited †	53,223	2,624,958
Ohsho Food Service Corporation	1,600	59,653
OPAP SA	58,349	537,382
Oriental Land Company Limited	9,500	2,559,540
Paddy Power plc	4,093	309,168
Panera Bread Company Class A †	13,449	2,171,072
Paradise Company Limited	11,315	218,042

6	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
PartyGaming plc	58,620	$77,197
Plenus Company Limited	4,100	78,487
Punch Taverns plc †	1,618	2,186
Resorts World Bhd	621,815	709,118
Resorttrust Incorporated	14,700	354,889
Restaurant Brands International Incorporated	11,763	519,977
Restaurant Group plc	15,681	178,784
REXLot Holdings Limited	16,544	1,301
Round One Corporation	8,500	48,531
Royal Caribbean Cruises Limited	94,170	7,196,471
Royal Holdings Company Limited	5,300	83,692
Saizeriya Company Limited	4,700	84,158
Sands China Limited	395,123	1,803,470
Shangri-La Asia Limited	274,166	370,466
Six Flags Entertainment Corporation	198,019	8,968,281
SJM Holdings Limited	390,000	564,197
Sky City Entertainment Group Limited	118,856	358,712
Sodexho Alliance SA	9,330	940,293
St. Marc Holdings Company Limited	1,200	78,245
Starbucks Corporation	140,600	13,143,991
TA Global Bhd	34,080	3,310
Tabcorp Holdings Limited	147,711	585,187
Tabcorp Holdings Limited (Interim Shares) †	12,309	44,148
Tattersall’s Limited	274,958	855,112
The Wendy’s Company	616,585	6,837,928
Thomas Cook Group plc †	117,612	227,151
Tokyo Dome Corporation	36,000	173,342
Tokyotokeiba Company Limited	32,000	83,996
Transat A.T. Incorporated Class A †	1,458	8,269
TUI AG	12,319	223,051
TUI AG-DI	24,427	443,866
Vail Resorts Incorporated	74,520	6,543,601
Watami Food Service Company	3,900	38,046
Whitbread plc	16,280	1,320,786
William Hill plc	82,355	480,222
Wowprime Corporation	12,463	110,720
Wyndham Worldwide Corporation	63,000	5,763,240
Wynn Macau Limited	273,600	717,883
Wynn Resorts Limited	16,437	2,342,273
Yoshinoya D&C Company Limited	11,800	127,840
Yum! Brands Incorporated	85,200	6,910,572
Zensho Company Limited «	18,000	165,066

		209,348,212

Household Durables: 0.88%
Alpine Electronics Incorporated	7,900	141,655
Altek Corporation	436	516
Amtran Technology Company Limited	169,006	94,445
Arcelik AS	78,008	471,089
Barratt Developments plc	86,863	691,304

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	7

Security name	Shares	Value

Household Durables (continued)
Bellway plc	9,497	$291,919
Berkeley Group Holdings plc	11,306	456,792
Bovis Homes Group plc	9,917	147,975
Casio Computer Company Limited «	43,600	763,205
Chofu Seisakusho Company Limited	3,500	90,700
Coway Company Limited	13,020	1,022,572
D.R. Horton Incorporated	188,876	5,158,204
Dorel Industries Incorporated Class B	2,467	80,339
Ekornes ASA	800	9,757
Electrolux AB Class B	25,871	844,989
Fleetwood Corporation Limited	5,908	6,117
Foster Electric Company Limited	4,400	105,453
Fujitsu General Limited	11,000	122,299
Garmin Limited «	69,900	3,469,137
GUD Holdings Limited	7,917	48,068
Haier Electronics Group Company	262,000	690,825
Harman International Industries Incorporated	36,370	5,018,696
Haseko Corporation	56,900	530,353
Husqvarna AB Class A	1	8
Husqvarna AB Class B	37,065	290,091
Iida Group Holdings Company	25,700	355,987
Jarden Corporation †	94,175	4,997,867
JM AB	8,886	315,492
JVC Kenwood Holdings Incorporated †	26,300	85,963
Leggett & Platt Incorporated	79,219	3,568,816
Lennar Corporation Class A	102,600	5,151,546
LG Electronics Incorporated	17,628	992,584
Matsushita Electric Industrial Company Limited	378,410	4,729,136
Mohawk Industries Incorporated †	32,700	6,028,245
Newell Rubbermaid Incorporated	152,949	6,009,366
Nikon Corporation	73,100	944,113
NVR Incorporated †	2,134	2,842,488
Panahome Corporation	18,000	117,367
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	852,273
Pioneer Corporation †	54,900	110,603
Pulte Homes Incorporated	178,500	4,026,960
Rinnai Corporation	7,000	492,706
Sangetsu Company Limited	6,500	188,548
SEB SA	3,036	225,352
Sekisui Chemical Company Limited	74,000	949,551
Sekisui House Limited	103,000	1,388,401
Sharp Corporation «†	327,000	694,320
Skyworth Digital Holdings Limited	5,619	4,006
Sony Corporation	172,394	4,920,705
Steinhoff International Holdings Limited «	511,004	2,946,491
Sumitomo Foresting Company Limited	31,600	329,670
Takamatsu Corporation	3,600	78,696
Tamron Company Limited	4,000	78,846
Tatung Company Limited †	394,770	108,733

8	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Household Durables (continued)
Taylor Woodrow plc	300,372	$670,089
Techtronic Industries Company Limited	263,500	912,217
Tempur-Pedic International Incorporated †	126,000	7,246,260
Token Corporation	1,340	59,257
Tupperware Corporation	26,400	1,884,960
Welling Holding Limited	800	166

		84,854,288

Internet & Catalog Retail: 0.94%
Amazon.com Incorporated †	71,327	27,115,672
Askul Corporation	4,000	78,144
ASOS plc †	7,672	383,286
CJ O Shopping Company Limited	949	203,193
Ctrip.com International Limited ADR †	36,760	1,667,801
Expedia Incorporated	52,300	4,798,525
Groupon Incorporated †	233,000	1,905,940
GS Home Shopping Incorporated	834	177,811
Home Retail Group plc	62,866	196,441
HSN Incorporated	67,187	4,539,826
Hyundai Home Shopping Network	1,833	223,791
JD.com Incorporated ADR †	82,374	2,279,289
Liberty Interactive Corporation Series A	270,600	7,990,818
Liberty TripAdvisor Holdings Incorporated Class A †	147,311	4,865,682
Liberty Ventures Series A	74,362	2,987,865
N Brown Group plc	13,911	96,344
Netflix Incorporated †	11,226	5,331,340
Nissen Company Limited †	2,200	5,223
Ocado Group plc †	44,034	250,649
Rakuten Incorporated	129,200	2,151,443
Senshukai Company Limited	7,500	52,978
Shutterfly Incorporated †	81,900	3,932,019
Start Today Company Limited	12,500	304,284
The Priceline Group Incorporated †	9,996	12,369,850
TripAdvisor Incorporated †	59,370	5,298,773
Vipshop Holdings Limited ADS †	77,154	1,886,415

		91,093,402

Leisure Products: 0.38%
Amer Sports Oyj	13,925	303,241
Aruze Corporation	4,400	75,623
Brunswick Corporation	191,670	10,396,181
Fields Corporation	2,900	38,012
Giant Manufacturing Company Limited	62,687	608,805
Hasbro Incorporated	65,221	4,064,247
Heiwa Corporation	9,000	189,292
Mattel Incorporated	194,995	5,132,268
Merida Industry Limited	47,250	381,400
Mizuno Corporation	17,000	84,698
Namco Bandai Holdings Incorporated	36,000	653,342

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	9

Security name	Shares	Value

Leisure Products (continued)
Polaris Industries Incorporated	32,456	$4,976,478
Sankyo Company Limited	10,300	388,322
Sega Sammy Holdings Incorporated	37,300	567,178
Shimano Incorporated	13,700	2,061,442
Tomy Company Limited	14,100	87,930
Vista Outdoor Incorporated †	132,120	5,768,359
Yamaha Corporation	36,000	609,705

		36,386,523

Media: 1.91%
Agora SA †	4,761	12,831
Aimia Incorporated	16,463	169,226
Amalgamated Holdings Limited	22,965	220,722
AMC Networks Incorporated Class A †	30,632	2,206,117
Arnoldo Mondadori Editore SpA †	1,753	1,948
Asatsu-DK Incorporated	5,100	139,411
Astro Malaysia Holdings Bhd	365,200	331,355
Avex Group Holdings Incorporated	7,200	117,668
Axel Springer AG	4,131	266,504
BEC World PCL	121,700	176,922
British Sky Broadcasting plc	92,582	1,424,325
Cablevision Systems Corporation New York Group Class A	121,700	2,285,526
Charter Communication Incorporated †	42,936	7,754,242
Cheil Worldwide Incorporated †	21,540	410,174
Cinemark Holdings Incorporated	59,400	2,418,768
Cineplex Incorporated «	8,140	324,793
CJ E&M Corporation †	6,785	302,297
Cogeco Cable Incorporated	1,258	74,941
Corus Entertainment Incorporated Class B «	12,391	215,487
CyberAgent Incorporated	9,100	469,358
Cyfrowy Polsat SA	44,163	286,886
Daiichikosho Company Limited	8,500	267,879
Daily Mail & General Trust plc	23,399	308,323
Dentsu Incorporated	41,000	1,785,664
DIRECTV Group Incorporated †	93,946	8,323,616
Discovery Communications Incorporated Class A	28,702	927,075
Discovery Communications Incorporated Class C †	53,048	1,618,494
DISH Network Corporation †	25,770	1,933,781
eSun Holdings Limited †	3,000	271
Eutelsat Communications SA	14,572	497,928
Fairfax Media Limited	382,378	292,814
Fuji Television Network Incorporated	8,900	125,883
Gannett Company Incorporated	130,218	4,609,717
Gestevision Telecinco SA †	15,943	196,965
GFK SE	2,287	94,437
Grupo Televisa SA †	590,202	4,026,540
Hakuhodo DY Holdings Incorporated	56,200	621,078
Havas SA	33,703	292,294
Informa plc	60,450	516,092
Interpublic Group of Companies Incorporated	245,583	5,476,501

10	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Media (continued)
Ipsos	1,688	$46,941
ITV plc	319,668	1,111,900
JC Decaux SA	5,375	199,123
Kabel Deutschland Holding AG †	1,781	247,136
Kadokawa Dwango Corporation †	4,900	84,872
Lagardere SCA	10,820	311,058
Liberty Broadband Corporation Class A †	52,649	2,730,377
Liberty Broadband Corporation Class C †	134,699	7,012,430
Liberty Global plc Class A	132,815	7,179,979
Liberty Global plc Class C †	115,959	6,049,581
Liberty Media Corporation Class A	52,226	2,014,096
Liberty Media Corporation Class C	104,530	4,034,858
Live Nation Incorporated †	83,055	2,125,377
M6 Metropole Television SA	5,835	116,652
Madison Square Garden Incorporated Class A †	31,600	2,475,860
Mediaset SpA †	67,736	311,993
Meredith Corporation	82,700	4,436,028
Modern Times Group Class B	4,115	127,394
Naspers Limited	113,071	16,595,022
New York Times Company Class A	295,087	4,128,267
News Corporation Class A †	290,218	5,013,516
Nippon Television Network Corporation	10,000	165,434
NOS SGPS	7,553	50,045
Numericable Group SA †	23,192	1,437,797
Omnicom Group Incorporated	31,200	2,481,648
PagesJaunes SA †	18,416	13,766
Pearson plc	78,175	1,713,806
ProSiebenSat.1 Media AG	20,366	1,000,392
PT Media Nusantara Citra Tbk	1,052,000	256,387
Publicis Groupe SA	16,558	1,350,225
Quebecor Incorporated	6,882	177,046
REA Group Limited	14,191	543,465
Reed Elsevier NV - Netherlands Exchange	65,450	1,625,969
Reed Elsevier plc - United Kingdom Exchange	118,539	2,046,013
Regal Entertainment Group Class A «	180,493	4,266,855
Rightmove plc	11,307	528,752
RTL Group	1,962	194,089
Schibsted ASA	8,244	490,701
Scripps Networks Interactive Incorporated	55,364	4,002,817
Seat Pagine Gialle SpA †	2	0
SES SA	43,074	1,484,621
Seven West Media Limited «	144,989	167,676
Shaw Communications Incorporated Class B	37,500	869,930
Shochiku Company Limited	26,000	243,862
Sinclair Broadcast Group Incorporated «	162,974	4,475,266
Singapore Press Holdings Limited	289,000	867,307
Sirius XM Holdings Incorporated †	517,471	2,012,962
SKY Network Television Limited	62,990	266,816
Sky Perfect JSAT Holdings Incorporated	46,800	283,245
SM Entertainment Company †	3,747	113,002

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	11

Security name	Shares	Value

Media (continued)
Societe Television Francaise 1 SA	10,997	$189,823
Starz A Incorporated †	48,743	1,620,217
Sun TV Network Limited	19,075	131,863
Technicolor †	23,402	144,348
Telenet Group Holding NV †	5,930	340,093
Television Broadcasts Limited	55,000	352,091
Thomson Corporation «	34,752	1,363,837
Time Incorporated	245,389	5,815,719
Toei Company Limited	16,000	110,077
Toho Company Limited Tokyo	28,300	687,243
Tokyo Broadcasting System Incorporated	5,700	67,614
TV Asahi Corporation	3,800	58,672
TVN SA †	35,718	170,841
Twenty-First Century Fox Incorporated	352,296	12,330,360
United Business Media Limited	35,107	294,035
Viacom Incorporated Class B	45,563	3,186,676
Vivendi SA	113,848	2,779,266
Wolters Kluwer NV	33,251	1,078,518
WPP plc	120,952	2,866,334
Yellow Pages Limited †	225	2,952
Zee Entertainment Enterprises Limited	102,539	578,933
Zenrin Company Limited	5,000	62,780

		185,239,499

Multiline Retail: 0.48%
Aeon Company Bhd	165,600	147,037
Canadian Tire Corporation Limited	7,500	790,257
Debenhams plc	147,783	185,718
Dollar General Corporation †	57,600	4,182,912
Dollar Tree Incorporated †	106,317	8,471,339
Dollarama Incorporated	12,916	645,955
Don Quijote Company Limited	10,200	792,125
El Puerto De Liverpool SAB de CV †	139,200	1,577,616
Family Dollar Stores Incorporated	50,200	3,952,748
Far Eastern Department Stores Company Limited	185,584	159,553
Fuji Company Limited	5,100	90,297
H2O Retailing Corporation	18,500	354,458
Harvey Norman Holdings Limited	101,944	352,093
Hyundai Department Store Company Limited	3,673	448,437
Isetan Mitsukoshi Holdings Limited	64,100	980,054
Izumi Company Limited	8,900	325,124
J.Front Retailing Company Limited	51,400	736,465
Kintetsu Department Store Company Limited †	27,000	77,643
Kohl’s Corporation	113,833	8,400,875
Lifestyle International Holdings Limited	119,500	220,332
Lotte Shopping Company Limited	3,266	743,930
Macy’s Incorporated	40,912	2,606,913
Marks & Spencer Group plc	149,257	1,162,522
Marui Company Limited	53,600	627,742
Matsuya Company Limited	9,600	144,211

12	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Multiline Retail (continued)
Metro Holdings Limited	163,200	$116,755
Myer Holdings Limited «	106,299	154,080
New World Department Store China Limited	150,000	38,487
Next plc	15,421	1,784,389
Parkson Holdings Bhd †	133,371	86,965
Ryohin Keikaku Company Limited	5,200	677,684
SACI Falabella	250,254	1,805,185
Sears Canada Incorporated †	655	6,508
Sears Holdings Corporation «	29,801	1,120,518
Seria Company Limited	3,700	118,771
Shinsegae Company Limited	1,463	229,937
Takashimaya Company Limited	65,000	607,482
Warehouse Group Limited	10,254	21,097
Woolworths Holdings Limited	144,711	1,115,242

		46,059,456

Specialty Retail: 2.46%
ABC-Mart Incorporated	4,200	235,937
Abercrombie & Fitch Company Class A	41,000	1,014,340
Advance Auto Parts Incorporated	38,996	6,041,650
Alpen Company Limited	2,900	45,479
American Eagle Outfitters Incorporated	112,502	1,684,155
AOKI Holdings Incorporated	6,600	81,434
Aoyama Trading Company Limited	10,700	356,443
Asbury Automotive Group Incorporated †	61,580	4,844,499
Ascena Retail Group Incorporated †	316,100	4,235,740
Autobacs Seven Company Limited	16,500	261,517
AutoNation Incorporated †	38,300	2,355,450
AutoZone Incorporated †	6,300	4,048,884
Bed Bath & Beyond Incorporated †	95,796	7,152,129
Best Buy Company Incorporated	164,119	6,252,934
Best Denki Company Limited	8,000	9,898
BIC Camera Incorporated «	22,100	249,404
Cabela’s Incorporated †	27,600	1,502,544
CarMax Incorporated †	111,600	7,489,476
Carphone Warehouse Group plc	67,062	456,170
Chico’s FAS Incorporated	340,795	6,212,693
Chiyoda Company Limited	8,400	195,210
Chow Sang Sang Holdings International Limited	81,000	203,863
Chow Tai Fook Jewellery Company Limited	230,800	268,123
CST Brands Incorporated	174,797	7,276,799
DCM Japan Holdings Company Limited	27,000	197,944
Delek Automotive Systems Limited	1,187	12,715
Dick’s Sporting Goods Incorporated	52,407	2,834,695
DSW Incorporated Class A	145,700	5,491,433
Dufry Group Register Shares †	2,183	315,308
Edion Corporation	14,400	117,969
Esprit Holdings Limited	355,658	367,773
Fast Retailing Company Limited	10,500	4,066,583
Fielmann AG	1,552	107,488

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	13

Security name	Shares	Value

Specialty Retail (continued)
Foot Locker Incorporated	83,535	$4,692,161
Foschini Limited	43,808	621,156
Fourlis Holdings SA †	1,820	6,965
Futures Lifestyle Fashions Limited	5,607	6,809
Gamestop Corporation Class A «	65,000	2,403,050
Genesco Incorporated †	51,100	3,752,273
GEO Company Limited	10,200	115,024
Giordano International Limited	338,000	166,913
GNC Holdings Incorporated Class A	47,969	2,306,829
Group 1 Automotive Incorporated	47,100	3,831,114
Guess? Incorporated	38,400	695,424
Gulliver International Company Limited	11,100	86,851
Halfords Group	10,381	71,319
Hennes & Mauritz AB	89,703	3,914,352
Hikari Tsushin Incorporated	3,600	233,530
Hotai Motor Company Limited	85,000	1,293,743
Howden Joinery Group plc	55,350	396,412
Industria de Diseno Textil SA	106,685	3,352,952
JB Hi-Fi Limited «	17,769	242,705
JIN Company Limited	2,300	69,601
Joshin Denki Company Limited	10,000	80,669
Jumbo SA	9,157	104,521
K’s Holdings Corporation	9,400	289,956
Kingfisher plc	235,574	1,328,927
Kohnan Shoji Company Limited	4,900	55,585
Komeri Company Limited	6,500	154,479
L Brands Incorporated	48,200	4,427,652
Lithia Motors Incorporated Class A	49,200	4,647,432
LOTTE Himart Company Limited	2,142	110,267
Luk Fook Holdings International Limited	65,000	206,168
Lumber Liquidators Holdings Incorporated «†	55,300	2,867,858
Mr Price Group Limited	44,003	1,017,427
Murphy USA Incorporated †	96,748	6,868,141
Nafco Company Limited	1,400	19,931
Nishimatsuya Chain Company Limited	8,400	70,219
Nitori Company Limited	13,600	900,414
O’Reilly Automotive Incorporated †	52,106	10,844,822
OSIM International Limited	55,515	81,876
PetSmart Incorporated	52,100	4,319,611
Point Incorporated	3,600	88,567
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	31
Premier Investments Limited	16,893	155,498
Reitman’s Canada Limited Class A	2,386	13,723
Restoration Hardware Holdings Incorporated †	74,159	6,533,408
Right On Company Limited	1,000	6,646
RONA Incorporated	10,259	124,739
Ross Stores Incorporated	108,394	11,469,169
Sa Sa International Holdings Limited	182,000	107,241
Sally Beauty Holdings Incorporated †	65,900	2,208,968
Sanrio Company Limited «	11,000	323,678

14	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Specialty Retail (continued)
Shimachu Company Limited	9,900	$260,690
Shimamura Company Limited	4,400	426,299
Staples Incorporated	360,945	6,051,243
Super Cheap Auto Group Limited «	26,573	200,374
The Home Depot Incorporated	246,477	28,283,236
The Men’s Wearhouse Incorporated	101,742	5,106,431
Tiffany & Company	60,000	5,293,200
TJX Companies Incorporated	128,900	8,847,696
Tractor Supply Company	70,272	6,192,369
Trinity Limited	202,000	38,807
Truworths International Limited	104,568	796,640
Ulta Salon, Cosmetics and Fragrance Incorporated †	34,400	4,842,144
United Arrows Limited	4,100	126,642
Urban Outfitters Incorporated †	53,713	2,092,658
USS Company Limited	36,600	646,791
WH Smith plc	12,180	252,539
Williams-Sonoma Incorporated	46,100	3,708,745
World Duty Free SpA †	9,260	105,697
Xebio Company Limited	4,100	77,527
Yamada Denki Company Limited «	144,300	626,054

		237,649,267

Textiles, Apparel & Luxury Goods: 1.26%
Adidas-Salomon AG	19,806	1,538,840
ASICS Corporation	30,800	805,885
Belle International Holdings Limited	1,217,000	1,316,515
Billabong International Limited †	56,684	27,019
Burberry Group plc	41,524	1,200,080
Carter’s Incorporated	28,000	2,485,560
CCC SA	3,479	170,484
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	932,885
Coach Incorporated	157,800	6,872,190
Compagnie Financiere Richemont SA	49,685	4,377,763
Daidoh Limited	1,200	5,628
Daphne International Holdings Limited	130,000	34,697
Deckers Outdoor Corporation †	70,898	5,263,468
Descente Limited	9,000	107,962
Eclat Textile Company Limited	41,371	474,242
Feng Tay Enterprise Company Limited	88,400	368,744
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	220,946
Fossil Group Incorporated †	24,510	2,108,105
Fujibo Holdings Incorporated	23,000	59,026
Geox SpA †	950	3,302
Gildan Activewear Incorporated	10,931	664,814
Global Brands Group Holding Limited †	1,128,530	193,525
Gunze Limited	36,000	98,107
Hanesbrands Incorporated	53,200	6,785,128
Hermes International	3,019	974,165

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	15

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Hugo Boss AG	2,130	$274,111
Iconix Brand Group Incorporated †	108,256	3,655,805
Jaybharat Textiles & Real Estate Limited †	15,488	5,714
Kate Spade & Company †	66,600	2,294,370
Kering	7,111	1,448,277
Kurabo Industries Limited	43,000	74,048
Li & Fung Limited	1,128,530	1,153,877
LPP SA	207	403,719
lululemon athletica incorporated †	66,495	4,550,918
Luxottica Group SpA	12,870	794,280
LVMH Moet Hennessy Louis Vuitton SA	26,096	4,786,328
Makalot Industrial Company Limited	40,255	251,233
Michael Kors Holdings Limited †	106,395	7,172,087
Nike Incorporated Class B	132,600	12,878,112
Onward Kashiyama Company Limited	27,000	178,082
Pacific Textiles Holdings Limited	106,000	158,539
Pandora AS	11,925	1,088,171
Ports Design Limited †	33,000	12,807
Pou Chen Corporation	584,600	843,254
Prada SpA	47,800	287,510
Puma AG Rudolf Dassler Sport	229	44,269
PVH Corporation	43,922	4,679,011
Ralph Lauren Corporation	31,817	4,371,974
Ruentex Industries Limited	153,911	332,277
Sanyo Shokai Limited	23,000	57,103
Seiko Holdings Corporation Class C	23,000	123,243
Seiren Company Limited	20,900	185,195
Shenzhou International Group Holdings Limited	117,000	463,124
Skechers U.S.A. Incorporated Class A †	87,100	5,934,994
Stella International	100,000	259,161
Steven Madden Limited †	115,450	4,215,080
Tainan Spinning Company Limited	358,060	198,384
Texwinca Holdings Limited	100,000	92,060
The Japan Wool Textile Company Limited	13,000	86,938
The Swatch Group AG - Bearer Shares	2,953	1,345,863
The Swatch Group AG - Regular Shares	4,901	431,572
Titan Industries Limited	44,383	312,631
Tod’s SpA	810	82,621
TSI Holdings Company Limited	20,900	134,005
Under Armour Incorporated Class A †	88,892	6,845,573
Unitika Limited †	168,000	78,646
VF Corporation	66,916	5,129,781
Wacoal Corporation	26,000	276,464
Wolverine World Wide Incorporated	207,980	6,355,869
Youngone Corporation	5,630	259,045
Yue Yuen Industrial Holdings Limited	151,500	587,966

		122,283,171

16	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Consumer Staples: 6.54%

Beverages: 1.48%
Ambev SA	1,237,629	$7,995,814
Anadolu Efes Biracilik Ve Malt Sanayii AS †	41,874	342,176
Anheuser-Busch InBev NV	72,633	9,241,533
Anheuser-Busch InBev NV Strip VVPR †(a)	6,960	0
Arca Continental SAB de CV †	178,900	1,137,218
Asahi Breweries Limited	79,900	2,468,968
Britvic plc	18,843	222,544
Brown-Forman Corporation Class B	80,221	7,355,463
C&C Group plc	40,510	175,030
Carlsberg AS	10,130	866,649
Carlsberg Brewery Malaysia Bhd	27,300	97,413
Coca-Cola Amatil Limited	97,405	792,329
Coca-Cola East Japan Company Limited	8,300	146,122
Coca-Cola Enterprises Incorporated	125,519	5,798,978
Coca-Cola Femsa SA	110,500	952,695
Coca-Cola HBC AG - London Exchange	17,518	314,265
Coca-Cola Icecek Uretim AS	15,881	308,606
Coca-Cola West Japan Company Limited	14,900	224,450
Compania Cervecerias Unidas SA	26,092	247,767
Constellation Brands Incorporated Class A †	86,759	9,952,992
Cott Corporation	9,100	87,863
Davide Campari-Milano SpA	22,742	153,842
Diageo plc	226,919	6,780,619
Dr Pepper Snapple Group Incorporated	109,685	8,642,081
Fomento Economico Mexicano Sab de CV †	566,600	5,389,864
Fraser & Neave Holdings	12,000	60,466
Guinness Anchor Bhd	33,500	129,204
Heineken Holding NV	9,870	686,669
Heineken NV	20,410	1,595,133
Hite Jinro Company Limited	6,516	135,657
ITO EN Limited «	11,400	236,910
Kirin Brewery Company Limited	158,700	2,075,537
Lotte Chilsung Beverage Company Limited	132	212,032
LT Group Incorporated	735,600	252,263
Molson Coors Brewing Company	89,942	6,825,698
Monster Beverage Corporation †	75,625	10,672,200
PepsiCo Incorporated	180,919	17,907,363
Pernod Ricard SA	18,977	2,249,977
Remy Cointreau SA	1,992	146,299
SABMiller plc	91,828	5,210,001
Sapporo Holdings Limited	76,000	300,506
Suntory Beverage & Food Limited	23,100	867,034
Takara Holdings Incorporated	39,000	269,292
Thai Beverage PCL	2,160,000	1,109,440
The Coca-Cola Company	477,774	20,687,614
Treasury Wine Estates Limited	114,523	485,921
Tsingtao Brewery Company Limited	70,000	442,701
United Spirits Limited †	17,882	989,796

		143,242,994

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	17

Security name	Shares	Value

Food & Staples Retailing: 1.36%
Aeon Company Limited «	139,200	$1,488,873
Ain Pharmaciez Incorporated	4,400	171,218
Alimentation Couche Tard Incorporated	39,729	1,533,099
ARCS Company Limited	9,300	190,859
Axfood AB	1,584	91,996
Big C Supercenter PCL ADR	174,400	1,267,677
Bim Birlesik Magazalar AS	67,584	1,266,173
Booker Group plc	194,495	482,236
C.P. Seven Eleven PCL «	830,800	1,027,900
Carrefour SA	62,398	2,064,420
Casey’s General Stores Incorporated	79,910	7,012,103
Casino Guichard Perrachon SA	5,420	510,088
Cawachi Limited	2,100	35,917
Cencosud SA	244,002	601,063
China Resources Enterprise Limited	266,000	554,924
Cocokara Fine Incorporated	4,000	113,689
Colruyt SA	6,243	292,234
Cosmos Pharmaceutical Corporation	1,800	274,909
Costco Wholesale Corporation	82,227	12,084,080
Dairy Farm International Holdings Limited	52,200	455,184
Delhaize Group SA	10,066	903,176
Distribuidora Internacional SA	61,010	464,463
Dongsuh Company Incorporated	12,182	320,214
E-MART Company Limited	4,953	967,991
Empire Company Limited	2,672	197,370
Eurocash SA	15,296	137,822
FamilyMart Company Limited	12,400	559,749
George Weston Limited	5,500	466,583
Heiwado Company Limited	8,100	176,456
Hyundai Greenfood Company Limited	13,680	231,833
Inageya Company Limited	5,500	66,989
J Sainsbury plc	119,290	500,747
Jeronimo Martins SA	20,490	242,248
Kasumi Company Limited	10,000	82,006
Kato Sangyo Company Limited	5,600	112,117
Kesko Oyj	7,559	299,107
Kesko Oyj Class A	1,500	55,628
Koninklijke Ahold NV	92,779	1,740,615
Lawson Incorporated	11,100	725,618
Life Corporation	4,000	59,218
Loblaw Companies Limited	15,709	801,598
Magnit OJSC Sponsored GDR	68,877	3,283,367
Massmart Holdings Limited	23,414	334,577
Matsumotokiyoshi Holdings Company Limited	9,100	303,524
Metcash Limited «	174,566	214,157
Metro AG «	12,722	425,887
Metro Incorporated	29,037	806,467
OKUWA Company Limited	6,000	46,846
President Chain Store Corporation	126,032	979,201
Puregold Price Club Incorporated	289,300	258,526

18	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Food & Staples Retailing (continued)
Rallye SA	2,005	$76,050
Rite Aid Corporation †	522,680	4,170,986
Ryoshoku Limited	4,200	87,599
Seven & I Holdings Company Limited «	131,380	5,022,917
Shoprite Holdings Limited	81,698	1,162,462
Sligro Food Group NV	1,429	58,152
Sonae SGPS SA	93,661	134,159
Sprouts Farmers Market Incorporated †	66,706	2,455,448
Sugi Pharmacy Company Limited	6,100	295,758
Sun Art Retail Group Limited «	518,000	464,850
Sundrug Company Limited	6,600	324,414
Super-Sol Limited	1,882	4,384
Sysco Corporation	70,248	2,738,970
Tesco plc	770,024	2,917,320
The Jean Coutu Group PJC Incorporated	9,211	198,942
The Kroger Company	58,500	4,162,275
The Maruetsu Incorporated	2,000	8,443
Tsuruha Holdings Incorporated	6,600	445,793
United Natural Foods Incorporated †	105,079	8,725,760
UNY Company Limited	43,900	253,583
Valor Company Limited	9,100	189,113
Wal-Mart de Mexico SAB de CV	1,321,710	3,243,292
Wal-Mart Stores Incorporated	191,391	16,063,447
Walgreens Boots Alliance Incorporated	105,841	8,793,270
Welcia Holdings Company	4,800	176,953
Wesfarmers Limited	184,544	6,323,289
Whole Foods Market Incorporated	185,861	10,499,288
William Morrison Supermarkets plc	218,799	661,061
Woolworths Limited	205,228	4,924,815
Yaoko Company Limited	2,300	154,583
Yokohama Reito Company	7,100	49,915

		132,070,033

Food Products: 1.99%
Ajinomoto Company Incorporated	95,000	1,824,159
Alicorp SA	148,947	281,668
Archer Daniels Midland Company	77,400	3,705,912
Ariake Japan Company Limited	5,600	153,078
Aryzta AG	9,603	767,555
Asiatic Development Bhd	46,000	132,741
Associated British Foods plc	34,117	1,645,986
Barry Callebaut AG	233	241,591
Boustead Plantations Bhd	16,100	6,522
BRF Brasil Foods SA	163,200	3,704,087
Bunge Limited	81,878	6,695,983
CALBEE Incorporated	20,700	782,144
Campbell Soup Company	104,000	4,845,360
Charoen Pokphand Food PCL	445,500	329,337
China Agri-Industries Holdings Limited	700	282
China Culiangwang Beverages Holdings Limited †	48,000	2,909

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	19

Security name	Shares	Value

Food Products (continued)
China Fishery Group Limited	36,922	$4,741
China Huishan Dairy Holdings Company Limited	1,506,000	260,198
China Huiyuan Juice Group †	21,500	6,182
China Mengniu Dairy Company	347,000	1,565,925
CJ Cheiljedang Corporation	1,850	602,592
ConAgra Foods Incorporated	239,677	8,383,901
Corbion NV	9,068	175,451
Dairy Crest Group plc	6,886	52,836
Danone SA	55,788	3,891,235
Darling Ingredients Incorporated †	370,700	6,457,594
Dean Foods Company	215,700	3,477,084
Dydo Drinco Incorporated	1,900	78,780
Ebro Puleva SA	6,042	115,179
Ezaki Glico Company Limited	10,000	436,364
Felda Global Ventures Holdings Bhd	469,000	301,909
Flowers Foods Incorporated	110,450	2,390,138
Fuji Oil Company Limited	13,300	184,782
Futuris Corporation Limited †	3,653	7,964
General Mills Incorporated	73,500	3,953,565
Global Bio-Chem Technology Group Company Limited †	179,200	5,268
Golden Agri-Resources Limited	1,248,045	370,883
Goodman Fielder Limited	268,842	141,799
GrainCorp Limited	43,413	334,819
Grupo Bimbo Sab de CV †	544,700	1,528,918
Hain Celestial Group Incorporated †	208,766	13,054,138
Hokuto Corporation	5,200	106,586
House Foods Corporation	16,400	342,738
Indofood Agri Resources Limited	39,000	20,032
Ingredion Incorporated	43,043	3,538,565
IOI Corporation Bhd	654,346	855,153
Itoham Foods Incorporated	35,000	189,300
J-Oil Mills Incorporated	19,000	67,820
JBS SA	181,023	798,382
Kagome Company Limited «	16,000	241,689
KAMEDA SEIKA Company Limited	2,900	112,000
Kellogg Company	30,700	1,979,536
Kerry Group plc Class A - Dublin Exchange	15,076	1,096,602
Keurig Green Mountain Incorporated	23,592	3,009,867
Khon Kaen Sugar Industry PCL	23,320	8,944
Kikkoman Corporation	32,000	926,897
Kraft Foods Group Incorporated	70,826	4,537,114
Kuala Lumpur Kepong Bhd	99,100	624,187
Kulim (Malaysia) Bhd	101,600	92,466
Lancaster Colony Corporation	41,769	3,817,687
Lindt & Spruengli AG	10	651,597
Lindt & Spruengli AG - Participation Certificate	96	528,159
Lotte Confectionery Company Limited	228	377,871
Maple Leaf Foods Incorporated	14,491	263,136
Marine Harvest ASA	25,295	319,238
Marudai Food Company Limited	35,000	117,910

20	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Food Products (continued)
Maruha Nichiro Corporation †	8,700	$129,164
McCormick & Company Incorporated	69,300	5,223,834
Mead Johnson Nutrition Company	39,220	4,108,687
Megmilk Snow Brand Company Limited	9,100	117,226
Meiji Holdings Company Limited	12,600	1,503,047
Mitsui Sugar Company Limited	17,000	60,397
Mondelez International Incorporated Class A	201,880	7,456,438
Morinaga & Company Limited	51,000	159,448
Morinaga Milk Industry Company Limited	43,000	168,585
Nestle India Limited	4,820	547,540
Nestle Malaysia Bhd	10,000	203,940
Nestle SA	300,165	23,425,055
Nestle SA ADR	15	1,172
Nichirei Corporation	52,000	267,770
Nippon Flour Mills Company Limited	38,000	186,784
Nippon Meat Packers Incorporated	33,000	751,172
Nippon Suisan Kaisha Limited †	41,400	138,433
Nisshin Seifun Group Incorporated	50,800	606,415
Nissin Food Products Company Limited	16,700	827,845
Nong Shim Company Limited	901	208,103
Nutreco NV	6,963	352,157
Orion Corporation	971	852,849
Orkla ASA	72,715	571,017
Osem Investment Limited	3,453	63,712
PPB Group Bhd	119,200	482,224
PT Astra Agro Lestari Tbk	71,500	136,362
PT Charoen Pokphand Indonesia Tbk	1,636,000	479,092
PT Indofood CBP Sukses Makmur Tbk	384,000	424,851
PT Indofood Sukses Makmur Tbk	993,924	569,055
QP Corporation	24,000	571,586
Ridley Corporation Limited	11,389	9,255
Riken Vitamin Company Limited	2,000	67,795
Sakata Seed Corporation	5,700	91,867
Saputo Incorporated	25,208	732,385
Showa Sangyo Company Limited	27,000	113,530
Shree Renuka Sugars Limited †	50,603	13,223
Standard Foods Corporation	71,499	169,385
Strauss Group Limited †	1,291	19,264
Suedzucker AG «	5,793	88,326
Tate & Lyle plc	44,144	405,844
Thai Union Frozen Products PCL	148,176	98,081
The Hershey Company	28,600	2,968,108
The Nisshin Oillio Group Limited	21,000	78,470
Tiger Brands Limited	43,269	1,288,816
Tingyi Holding Corporation	498,000	1,252,095
Toyo Suisan Kaisha Limited	16,600	592,535
TreeHouse Foods Incorporated †	87,523	7,313,422
Tyson Foods Incorporated Class A	168,809	6,973,500
Uni-President Enterprises Corporation	1,218,198	2,048,109
Unilever NV	160,113	6,969,887

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	21

Security name	Shares	Value

Food Products (continued)
Unilever plc	103,047	$4,559,496
United Plantations Bhd	17,000	120,283
Universal Robina Corporation	238,100	1,177,269
Viscofan SA	4,011	247,362
Vitasoy International Holdings Limited	188,000	280,698
Want Want China Holdings Limited	1,798,000	1,982,117
Wei Chuan Food Corporation	140,000	112,785
WH Group Limited †	1,847,118	1,024,086
Wilmar International Limited	474,930	1,129,085
Yakult Honsha Company Limited	27,300	1,729,856
Yamazaki Baking Company Limited	34,000	565,601

		192,341,530

Household Products: 0.77%
Church & Dwight Company Incorporated	71,400	6,078,996
Clorox Company	68,800	7,474,432
Colgate-Palmolive Company	160,716	11,381,907
Earth Chemical Company Limited	2,900	95,758
Henkel AG & Company KGaA	11,153	1,173,317
Hindustan Unilever Limited	194,105	2,786,186
Kimberly-Clark Corporation	44,816	4,914,523
Kimberly-Clark de Mexico SAB de CV	424,300	860,396
LG Household & Health Care Limited Class H	1,529	933,379
Lion Corporation	52,000	296,460
Pigeon Corporation	7,000	485,684
PT Unilever Indonesia Tbk	256,000	713,037
PZ Cussons plc	28,166	146,889
Reckitt Benckiser Group plc	61,638	5,576,369
ST Corporation	700	6,027
Svenska Cellulosa AB Class A	7,500	187,567
Svenska Cellulosa AB Class B	56,712	1,410,827
The Procter & Gamble Company	327,968	27,919,916
Uni-Charm Corporation	79,600	2,202,183

		74,643,853

Personal Products: 0.29%
Aderans Company Limited	6,500	59,227
Amorepacific Corporation	663	1,724,628
Amorepacific Group	757	921,463
Avon Products Incorporated «	277,900	2,364,929
BaWang International Group Holding Limited †	82,000	3,330
Beiersdorf AG	10,132	880,186
Colgate-Palmolive Company India Limited	6,799	211,335
Dabur India Limited	131,061	562,266
Dr. Ci Labo Company Limited	4,400	151,172
Emami Limited	9,988	155,020
Estee Lauder Companies Incorporated Class A	43,720	3,614,332
Euglena Company Limited †	10,800	180,384
FANCL Corporation	7,300	105,327

22	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Personal Products (continued)
Godrej Consumer Products Limited	26,964	$500,190
Hengan International Group Company Limited	203,500	2,333,908
Herbalife Limited «	35,900	1,113,259
Kao Corporation	81,800	3,658,349
Kobayashi Pharmaceutical Company Limited	5,600	383,866
Kose Corporation	4,900	249,864
L’Oreal SA	22,921	4,161,672
Mandom Corporation	3,200	108,071
Marico Limited	70,088	405,695
Milbon Company Limited	2,000	58,182
Natura Cosmeticos SA	45,000	445,760
NU Skin Enterprises Incorporated Class A «	36,400	1,972,152
Oriflame Cosmetics SA	2,947	43,549
Pola Orbis Holdings Incorporated	3,800	181,383
Shiseido Company Limited	66,200	1,158,535

		27,708,034

Tobacco: 0.65%
Altria Group Incorporated	239,769	13,496,597
British American Tobacco Malaysia Bhd	28,400	544,517
British American Tobacco plc	173,539	10,132,671
Eastern Company	2,662	80,728
Imperial Tobacco Group plc	91,452	4,508,141
ITC Limited	496,529	3,162,907
Japan Tobacco Incorporated	190,200	5,997,362
KT&G Corporation	19,046	1,388,256
Lorillard Incorporated	42,700	2,921,534
Philip Morris International Incorporated	187,743	15,575,159
PT Gudang Garam Tbk	106,500	440,214
Reynolds American Incorporated	38,462	2,908,496
Souza Cruz SA	85,600	764,708
Swedish Match AB	21,840	688,181

		62,609,471

Energy: 5.76%

Energy Equipment & Services: 1.08%
Akastor ASA «	17,388	40,737
Aker Solutions ASA †	17,388	97,532
Amec Foster Wheeler plc «	200,685	2,695,200
AMEC plc	31,672	430,537
Atwood Oceanics Incorporated	126,000	3,907,260
Baker Hughes Incorporated	51,300	3,206,763
Bourbon SA	4,428	92,686
Bristow Group Incorporated	72,700	4,503,038
Bumi Armada Bhd	340,600	107,737
Calfrac Well Services Limited	3,918	26,766
Cameron International Corporation †	39,238	1,847,325
CARBO Ceramics Incorporated «	43,100	1,570,564
CGG SP ADR †	689	4,926

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	23

Security name	Shares	Value

Energy Equipment & Services (continued)
China Oilfield Services Limited Class H	474,000	$719,941
Compagnie Generale de Geophysique Veritas «†	16,437	118,806
Core Laboratories NV «	23,384	2,570,369
Diamond Offshore Drilling Incorporated «	38,900	1,183,727
Dresser-Rand Group Incorporated †	40,841	3,324,049
Dril-Quip Incorporated †	81,710	5,937,049
Enerflex Limited	4,043	51,423
Ensco plc Class A	134,300	3,286,321
Ensign Energy Services Incorporated	11,978	89,109
Ezra Holdings Limited	130,000	49,602
FMC Technologies Incorporated †	125,404	5,007,382
Fred Olsen Energy ASA	4,001	33,246
Fugro NV	7,340	175,324
Halliburton Company	1	43
Helix Energy Solutions Group Incorporated †	218,695	3,376,651
Helmerich & Payne Incorporated	62,900	4,218,074
Hunting plc	13,249	97,793
John Wood Group plc	30,475	313,110
KNM Group Bhd †	12	2
McDermott International Incorporated «†	573,600	1,434,000
Modec Incorporated	3,100	51,751
Mullen Group Limited	6,400	104,798
Nabors Industries Limited	169,100	2,166,171
Noble Corporation plc	141,853	2,360,434
Oceaneering International Incorporated	56,968	3,106,465
Oil States International Incorporated	35,300	1,534,844
Pason Systems Incorporated	10,745	157,552
Patterson-UTI Energy Incorporated	95,079	1,776,551
Petrofac Limited	25,283	343,297
Petroleum Geo-Services ASA «	19,980	112,696
Precision Drilling Corporation «	20,412	124,258
Prosafe ASA	26,130	80,441
Rowan Companies plc	71,700	1,549,437
Saipem SpA †	23,203	238,491
Sapurakencana Petroleum Bhd	640,922	506,833
Savanna Energy Services Corporation	11,539	24,461
SBM Offshore NV †	17,972	211,171
Schlumberger Limited	240,705	20,257,733
Schoeller-Bleckmann Oilfield Equipment AG	1,839	124,196
Seacor Holdings Incorporated †	36,000	2,610,360
Seadrill Limited «	33,756	389,693
Shawcor Limited Class A	4,528	129,346
Shinko Plantech Company Limited	7,600	60,355
Subsea 7 SA	26,952	267,198
Technip SA	10,276	669,493
Tecnicas Reunidas SA	2,168	89,863
Tenaris SA	45,222	647,247
TGS Nopec Geophysical Company ASA «	10,707	261,039
Tidewater Incorporated «	35,240	993,768
Toyo Kanetsu K. K.	23,000	45,567

24	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Energy Equipment & Services (continued)
Transocean Limited «	41,000	$661,330
Trican Well Service Limited	16,245	56,918
Trinidad Drilling Limited	7,400	25,809
U.S. Silica Holdings Incorporated «	115,800	3,753,078
Unit Corporation †	111,300	3,399,102
Weatherford International plc †	413,154	5,242,924
WorleyParsons Limited	36,573	285,781

		104,937,543

Oil, Gas & Consumable Fuels: 4.68%
Advantage Oil & Gas Limited †	8,522	44,243
AET&D Holdings No. 1 Limited (a)	20,314	0
Afren plc «†	100,824	13,394
Altagas Limited	11,048	397,608
Anadarko Petroleum Corporation	98,200	8,271,386
Antero Resources Corporation «†	28,700	1,132,215
Apache Corporation	45,800	3,015,472
ARC Resources Limited «	29,540	570,667
Athabasca Oil Corporation †	28,194	46,460
Australian Worldwide Exploration Limited †	77,909	75,489
Bankers Petroleum Limited †	23,555	56,904
Banpu PCL	142,000	132,864
Bayan Resources Group †	170,500	100,585
Baytex Energy Corporation «	11,349	185,292
Beach Petroleum Limited	247,212	204,762
BG Group plc	307,585	4,549,210
Bharat Petroleum Corporation Limited	36,149	435,303
Birchcliff Energy Limited †	4,522	24,959
Bonavista Energy Corporation «	16,745	95,908
BP plc	1,741,095	12,043,543
Brightoil Petroleum Holdings Limited †	514,000	127,907
Cabot Oil & Gas Corporation	213,454	6,190,166
Cairn Energy plc †	48,348	151,897
California Resources Corporation †	707,066	5,062,593
Caltex Australia Limited	22,940	660,369
Cameco Corporation	37,200	574,322
Canadian Natural Resources Limited	103,154	3,000,304
Canadian Oil Sands Limited «	45,830	410,971
Carrizo Oil & Gas Incorporated †	91,200	4,340,208
Cenovus Energy Incorporated	72,271	1,247,009
Cheniere Energy Incorporated †	114,333	9,218,670
Chesapeake Energy Corporation	74,832	1,248,198
Chevron Corporation	229,116	24,442,095
China Coal Energy Company «	929,962	501,204
China Petroleum & Chemical Corporation	6,971,600	5,842,776
China Shenhua Energy Company Limited	891,500	2,333,409
Cimarex Energy Company	46,400	5,089,152
CNOOC Limited	4,392,000	6,308,425
Coal India Limited	146,299	935,599
Coal of Africa Limited †(a)	38,864	850
Concho Resources Incorporated †	60,328	6,570,926

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	25

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Connacher Oil & Gas Limited †	22,597	$633
ConocoPhillips Company	149,356	9,738,011
CONSOL Energy Incorporated	132,200	4,256,840
Continental Resources Incorporated †	19,734	877,966
Corridor Resources Incorporated †	1,363	927
Cosan SA Industria Comercio Npv	23,400	233,196
Cosmo Oil Company Limited	129,000	185,480
Crescent Point Energy Corporation «	36,103	890,951
Crew Energy Incorporated †	7,839	35,868
Delek Group Limited	312	73,938
Diamondback Energy Incorporated †	29,700	2,114,937
DNO ASA «†	102,500	200,292
Dragon Oil plc	21,264	174,992
Ecopetrol SA Sponsored ADR «	63,212	1,056,905
Empresas Copec SA	115,354	1,346,010
Enbridge Incorporated	77,200	3,589,822
Encana Corporation	70,534	919,126
Energen Corporation	40,726	2,632,529
Energy XXI (Bermuda) Limited «	224,500	1,066,375
Enerplus Corporation «	20,247	203,911
ENI SpA	247,150	4,613,242
EnQuest plc - United Kingdom Exchange †	56,296	36,286
EOG Resources Incorporated	102,496	9,195,941
EQT Corporation	80,900	6,456,629
Esso Thailand PCL †	26,300	5,247
Establissements Maurel et Prom †	5,783	49,707
Exxaro Resources Limited	30,766	301,318
Exxon Mobil Corporation	513,552	45,469,894
Formosa Petrochemical Corporation	366,590	803,101
Galp Energia SGPS SA	20,077	236,018
Gazprom ADR	1,577,489	7,871,670
Golar LNG Limited	2,733	76,649
Gran Tierra Energy Incorporated †	23,505	59,416
Grupa Lotos SA - Warsaw Exchange †	14,414	101,256
GS Holdings Corporation	8,189	330,156
Gulf Keystone Petroleum Limited «†	88,919	67,609
Gulfport Energy Corporation †	48,900	2,240,109
Hess Corporation	30,100	2,259,908
Hidili Industry International Development Limited †	88,000	7,148
HollyFrontier Corporation	115,922	5,099,409
Husky Energy Incorporated «	26,600	597,707
Idemitsu Kosan Company Limited	21,600	379,727
Igas Energy plc †	2,782	1,181
Imperial Oil Limited	23,700	914,557
Indian Oil Corporation Limited	25,887	139,749
Inpex Holdings Incorporated	177,600	2,105,961
Inter Pipeline Limited «	28,473	756,182
IRPC PCL	974,221	134,396
Itochu Enex Company Limited	6,000	49,404
Ivanhoe Energy Incorporated †(a)	426	0

26	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Japan Petroleum Exploration Company	7,300	$244,706
JX Holdings Incorporated	409,900	1,661,530
Karoon Gas Australia Limited †	31,102	63,674
Keyera Corporation «	7,024	470,458
Kinder Morgan Incorporated	204,649	8,392,655
Koninklijke Vopak NV	6,083	319,938
Kunlun Energy Company Limited	780,000	767,348
Laredo Petroleum Holdings Incorporated «†	44,100	526,113
Lightstream Resources Limited	12,979	12,666
Long Run Exploration Limited	449	399
Lubelski Wegiel Bogdanka SA	8,893	233,478
Lukoil ADR	27,399	1,329,399
Lukoil ADR - London Exchange	110,894	5,367,270
Lundin Petroleum AB †	23,462	345,865
Marathon Oil Corporation	88,361	2,461,737
Marathon Petroleum Corporation	33,919	3,561,495
Meg Energy Corporation †	12,100	202,393
Mitsuuroko Holdings Company Limited	10,000	49,655
MOL Hungarian Oil & Gas plc	10,411	461,186
Mongolia Energy Corporation Limited †	69,250	3,438
Murphy Oil Corporation	97,000	4,936,330
Neste Oil Oyj	15,503	404,050
New Hope Corporation Limited	33,755	67,787
New Zealand Oil and Gas Limited	18,646	9,026
Newfield Exploration Company †	70,200	2,318,706
Niko Resource Limited †	5,137	2,630
Nippon Gas Company Limited	8,800	251,586
NovaTek OAO	6,672	543,675
NovaTek OAO Sponsored GDR	27,002	2,264,118
NuVista Energy Limited †	3,905	25,584
Oasis Petroleum Incorporated «†	56,700	812,511
Occidental Petroleum Corporation	94,085	7,327,340
Oil & Natural Gas Corporation Limited	461,642	2,425,665
Oil India Limited	23,455	190,813
Oil Search Limited	194,808	1,242,140
OMV AG	14,891	429,009
Ophir Energy plc †	50,585	108,787
Origin Energy Limited	179,731	1,714,795
PA Resources AB †	1,136	193
Pacific Rubiales Energy Corporation	30,807	91,921
Paladin Energy Limited «†	284,174	87,711
Paz Oil Company Limited	173	23,643
PBF Energy Incorporated	186,244	5,805,225
Peabody Energy Corporation «	173,000	1,366,700
Pembina Pipeline Corporation «	28,155	900,437
Pengrowth Energy Corporation «	42,515	140,798
Penn West Petroleum Limited «	42,170	84,671
PetroChina Company Limited	5,766,000	6,690,993
Petroleo Brasileiro SA	812,645	2,713,826
Petronas Dagangan Bhd	54,000	293,374

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	27

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Petronet LNG Limited	37,495	$111,445
Peyto Exploration & Development Corporation «	13,213	369,512
Phillips 66	66,908	5,249,602
Pioneer Natural Resources Company	27,800	4,240,056
Polish Oil & Gas	349,279	473,953
Polski Koncern Naftowy Orlen SA	69,716	1,027,069
Premier Oil plc	62,107	161,564
PT Adaro Energy Tbk	4,031,000	299,401
PT Indika Energy Tbk †	202,500	7,113
PT Indo Tambangraya Megah Tbk	86,500	113,103
PT Tambang Batubara Bukit Asam Tbk	159,500	131,734
PTT Exploration & Production PCL	297,271	1,039,023
PTT PCL - Bangkok Exchange	193,700	2,055,029
QEP Resources Incorporated	95,600	2,053,488
Questerre Energy Corporation †(a)	8,414	2,560
Range Resources Corporation	89,045	4,411,289
Reliance Industries Limited	408,987	5,661,497
Reliance Industries Limited GDR 144A	2,006	55,967
Repsol YPF SA	91,500	1,768,841
Rosetta Resources Incorporated †	134,400	2,382,912
Rosneft OJSC GDR	256,180	1,101,779
Royal Dutch Shell plc Class A - Amsterdam Exchange	53,947	1,766,409
Royal Dutch Shell plc Class A - London Exchange	298,671	9,766,171
Royal Dutch Shell plc Class B	228,377	7,776,152
S-Oil Corporation	8,742	516,133
SandRidge Energy Incorporated «†	255,550	452,324
Santos Limited	173,424	1,075,978
Saras SpA †	12,269	17,382
Sasol Limited	138,177	5,018,502
Semgroup Corporation Class A	88,221	6,820,366
Showa Shell Sekiyu KK	37,700	361,164
Silverwillow Energy Corporation †	1,901	76
SK Energy Company Limited †	14,381	1,356,142
SM Energy Company	41,700	2,023,284
SOCO International plc	30,069	130,214
Southwestern Energy Company †	72,317	1,813,710
Spectra Energy Corporation	81,449	2,890,625
Spyglass Resources Corporation	2,042	596
Statoil ASA	99,008	1,866,236
Stone Energy Corporation †	130,200	2,205,588
Storm Resources Limited †	281	1,099
Suncor Energy Incorporated «	136,487	4,097,558
Surgutneftegas SP ADR	257,109	1,428,241
Talisman Energy Incorporated	97,600	759,658
Targa Resources Corporation	15,400	1,533,532
Tatneft ADR	78,690	2,488,965
Teekay Corporation	94,414	4,176,875
Tesoro Corporation	74,500	6,842,080
Thai Oil PCL	104,800	170,182
The Williams Companies Incorporated	80,500	3,947,720

28	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
TonenGeneral Sekiyu KK	53,000	$500,648
Total SA	221,377	11,949,351
Touchstone Exploration Incorporated †	3,067	675
Tourmaline Oil Corporation †	13,128	408,091
TransCanada Corporation	66,600	2,918,978
Transglobe Energy Corporation	11,093	32,389
Tullow Oil plc	85,595	511,801
Tupras Turkiye Petrol Rafinerileri AS	26,905	568,408
Ultra Petroleum Corporation «†	95,900	1,560,293
Ultrapar Participacoes SA	109,300	2,294,001
Valero Energy Corporation	63,266	3,902,880
Veresen Incorporated «	17,802	221,582
Vermilion Energy Incorporated «	9,494	426,968
Washington H. Soul Pattinson & Company Limited	25,619	273,455
Western Refining Incorporated	43,500	2,048,850
White Energy Company Limited «†	56,094	9,205
Whitehaven Coal Limited «†	113,230	142,449
Whiting Petroleum Corporation †	87,185	2,949,469
Woodside Petroleum Limited	118,676	3,262,363
World Fuel Services Corporation	148,689	8,140,723
WPX Energy Incorporated †	128,282	1,382,880
Yanchang Petroleum International Limited †	280,000	10,470

		452,896,875

Financials: 22.08%

Banks: 8.09%
77 Bank Limited	73,000	444,255
Abu Dhabi Commercial Bank PJSC	442,233	927,126
Affin Holdings Bhd	93,730	76,201
Agricultural Bank of China Limited	6,254,000	3,104,502
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	440,661	1,440,356
Alior Bank SA †	10,058	224,639
Alpha Bank AE †	1,140,516	472,229
AMMB Holdings Bhd	186,100	329,961
Aozora Bank Limited	218,000	785,438
Associated Banc-Corp	338,705	6,313,461
Australia & New Zealand Banking Group Limited	454,584	12,553,193
Axis Bank Limited	257,235	2,360,502
Banca Carige SpA †	33,259	2,438
Banca Monte dei Paschi di Siena SpA «†	265,869	183,273
Banca Piccolo Credito Valtellinese Scarl †	9,849	13,556
Banca Popolare dell’Emilia Romagna Scarl †	38,724	319,372
Banca Popolare dell’Etruria e del Lazio †(a)	258	168
Banca Popolare di Milano Scarl †	484,767	455,140
Banca Popolare di Sondrio Scarl	27,109	124,197
Banco Bilbao Vizcaya Argentaria SA	529,543	5,321,415
Banco Bradesco SA	118,670	1,560,947
Banco Comercial Portugues SA «†	3,424,278	318,817

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	29

Security name	Shares	Value

Banks (continued)
Banco Continental Peru	37,404	$50,178
Banco de Brasil SA	288,985	2,414,698
Banco de Chile	6,234,155	728,343
Banco de Credito del Peru	5,944	10,760
Banco de Credito e Inversiones	9,967	460,403
Banco de Sabade SA	321,738	883,901
Banco Itau Holding Financeira SA	58,589	675,515
Banco Popolare Societa Cooperativa †	39,538	609,696
Banco Popular Espanol SA	150,617	693,404
Banco Santander Central Hispano SA	1,028,485	7,519,003
Banco Santander Central Hispano SA ADR «	87,065	633,833
Banco Santander Chile SA	13,980,264	732,947
Banco Santander SA	156,468	1,080,876
Bancolombia SA ADR «	36,000	1,479,600
BancorpSouth Incorporated	192,936	4,319,837
Bangkok Bank PCL	31,000	176,431
Bangkok Bank PCL - Non-voting	76,900	435,283
Bank BPH SA †	309	3,734
Bank Handlowy w Warszawie SA	8,631	246,460
Bank Hapoalim Limited	105,587	478,706
Bank Leumi Le - Israel Exchange †	148,085	514,503
Bank Millennium SA	93,393	177,623
Bank of America Corporation	1,271,045	20,095,221
Bank of Baroda	81,560	238,854
Bank of China Limited	18,738,100	10,775,410
Bank of Communications Limited	5,645,350	4,869,567
Bank of East Asia Limited	272,468	1,120,675
Bank of Hawaii Corporation «	98,417	5,930,608
Bank of India †	22,645	86,323
Bank of Ireland plc - Europe Exchange †	2,392,830	910,417
Bank of Kyoto Limited	72,000	704,803
Bank of Montreal «	62,035	3,843,877
Bank of Nova Scotia	108,505	5,798,911
Bank of Queensland Limited	70,217	765,951
Bank of the Philippine Islands	347,596	760,391
Bank of the Ryukyus Limited	7,500	114,545
Bank of Yokohama Limited	210,000	1,301,517
Bank Pekao SA	31,782	1,590,879
Bank Zachodni WBK SA	6,822	616,526
Bankia SA †	318,040	461,962
Bankinter SA	39,803	311,301
BankUnited Incorporated	228,792	7,415,149
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	139,743
Barclays Africa Group Limited	90,379	1,493,057
Barclays plc	1,316,081	5,219,778
BDO Unibank Incorporated	350,788	883,136
Bendigo Bank Limited	84,476	846,243
Berner Kantonalbank AG	648	135,942
BNP Paribas SA	98,106	5,718,728
BOC Hong Kong Holdings Limited	659,000	2,323,893

30	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Banks (continued)
BOK Financial Corporation	16,662	$983,058
Branch Banking & Trust Corporation	87,408	3,325,874
BRE Bank SA	3,102	382,682
BS Financial Group Incorporated	58,633	795,984
Bumiputra Commerce Holdings Bhd	753,702	1,244,319
Canadian Imperial Bank of Commerce	38,100	2,915,788
Canadian Western Bank	8,239	191,525
Canara Bank	13,142	86,766
Cathay General Bancorp	168,009	4,339,672
Chang Hwa Commercial Bank	1,131,723	664,872
Chiba Bank Limited	142,000	1,069,526
China Banking Corporation	144,056	152,257
China CITIC Bank	2,069,000	1,568,596
China Construction Bank	22,337,990	18,577,069
China Development Financial Holding Corporation	3,636,338	1,262,095
China Merchants Bank Company Limited	1,204,022	2,747,774
China Minsheng Banking Corporation Limited	1,691,280	2,043,283
China Trust Financial Holding Company Limited	3,954,738	2,631,875
CIT Group Incorporated	99,142	4,585,318
Citigroup Incorporated	366,152	19,193,688
City National Corporation	26,600	2,403,842
Comerica Incorporated	105,109	4,811,890
Commerce Bancshares Incorporated	45,989	1,909,463
Commercial International Bank	155,635	1,126,766
Commerzbank AG †	79,746	1,075,785
Commonwealth Bank of Australia	283,902	20,391,631
CorpBanca NPV	35,444,248	432,538
Credicorp Limited	17,248	2,504,755
Credit Agricole d’Ile de France	154	13,178
Credit Agricole SA	108,946	1,532,485
Credito Emiliano SpA	1,169	9,484
Criteria CaixaCorp SA	207,182	962,165
Cullen Frost Bankers Incorporated	34,153	2,315,573
Dah Sing Banking Group Limited	36,901	62,423
Dah Sing Financial Holdings Limited	32,795	192,394
Danske Bank AS	64,716	1,713,881
DBS Group Holdings Limited	284,766	4,089,130
Dexia †	39,586	1,329
DGB Financial Group Incorporated	34,107	360,477
DnB Nor ASA	85,061	1,384,757
E.SUN Financial Holding Company Limited	1,383,719	863,585
East West Bancorp Incorporated	79,820	3,188,809
EnTie Commercial Bank	238,977	111,860
Erste Bank Der Oesterreichischen Sparkassen AG	26,833	703,243
Eurobank Ergasias SA †	2,511,462	385,032
Far Eastern International Bank	616,661	208,139
Fifth Third Bancorp	96,500	1,868,240
First Financial Holding Company Limited	1,672,303	987,780
First Gulf Bank PJSC	265,712	1,291,357
First Horizon National Corporation	529,420	7,565,412

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	31

Security name	Shares	Value

Banks (continued)
First Niagara Financial Group Incorporated	227,045	$2,011,619
First Republic Bank	70,209	4,001,913
FirstMerit Corporation	372,246	6,756,265
FNB Corporation PA	386,616	4,960,283
Fukuoka Financial Group Incorporated	139,000	744,819
Fulton Financial Corporation	412,840	4,995,364
Getin Noble Bank SA †	246,433	123,654
Glacier Bancorp Incorporated	169,218	4,110,305
Grupo Elektra SA de CV †	16,094	540,064
Grupo Financiero Banorte SAB de CV	728,700	3,943,352
Grupo Financiero Inbursa SAB de CV	637,564	1,778,047
Grupo Financiero Santander SAB de CV	333,979	735,190
Gunma Bank Limited	92,000	657,555
Hana Financial Group Incorporated	47,314	1,297,573
Hancock Holding Company	181,732	5,319,296
Hang Seng Bank Limited	137,700	2,510,480
HDFC Bank Limited	245,309	4,183,411
HDFC Bank Limited ADR	4,473	277,371
Higashi-Nippon Bank Limited	24,000	78,044
Hokuhoku Financial Group Incorporated	219,000	518,094
Hong Leong Bank Bhd	97,760	389,521
Hong Leong Financial Group Bhd	68,900	321,559
HSBC Holdings plc	1,775,057	15,820,463
Hua Nan Financial Holdings Company Limited	1,632,519	935,690
Huishang Bank	2,143,000	953,267
Huntington Bancshares Incorporated	476,996	5,218,336
IBERIABANK Corporation	74,600	4,708,752
ICICI Bank Limited	728,975	3,954,193
ICICI Bank Limited ADR	21,140	246,281
Indusind Bank Limited	81,278	1,136,879
Industrial & Commercial Bank of China Limited Class H	22,295,442	16,270,688
Industrial Bank of Korea	44,220	543,911
Industrial Development Bank of India Limited	65,269	79,415
ING Bank Slaski SA	7,363	269,643
ING Groep NV †	364,202	5,442,968
International Bancshares Corporation	140,440	3,477,294
Intesa Sanpaolo RSP	86,693	261,937
Intesa Sanpaolo SpA	1,335,380	4,459,162
Investors Bancorp Incorporated	194,700	2,235,156
Israel Discount Bank Limited †	70,341	112,342
Itausa Investimentos Itau SA	52,534	193,203
Jimoto Holdings Incorporated	34,300	70,535
Joyo Bank Limited	119,000	638,646
JPMorgan Chase & Company	453,793	27,808,435
Jyske Bank AS †	7,244	313,620
Kansai Urban Banking Corporation	7,600	84,243
Kasikornbank PCL - Bangkok Exchange	145,600	972,768
Kasikornbank PCL - Non-voting	118,800	797,389
KB Financial Group Incorporated	63,082	2,241,536
KBC Groep NV †	24,231	1,470,213

32	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Banks (continued)
KeyCorp	488,713	$6,807,772
Kiatnakin Finance	6,000	7,284
King’s Town Bank	212,000	228,843
KJB Financial Group Company Limited †	5,204	44,096
KNB Financial Group Company Limited †	7,953	76,084
Komercni Banka AS	3,616	779,464
Kotak Mahindra Bank Limited	84,172	1,821,877
Krung Thai Bank PCL ADR	433,625	305,804
Laurentian Bank of Canada	1,861	72,960
Liu Chong Hing Bank Limited	5,771	13,483
Lloyds Banking Group plc †	4,809,550	5,865,930
M&T Bank Corporation	74,517	9,016,557
Malayan Banking Bhd	731,242	1,866,655
Malaysian Plantations Bhd	96,700	129,327
Masraf Al Rayan	100,153	1,323,032
MB Financial Incorporated	145,041	4,523,829
Mega Financial Holding Company Limited	2,211,187	1,756,698
Metropolitan Bank & Trust Company	248,660	521,966
Mitsubishi UFJ Financial Group Incorporated	2,298,670	14,943,997
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,873
Miyazaki Bank Limited	34,000	134,153
Mizuho Financial Group Incorporated	3,990,800	7,356,083
National Australia Bank Limited	390,644	11,568,948
National Bank Of Abu Dhabi PJSC	322,678	1,199,220
National Bank of Canada	30,600	1,177,639
National Bank of Greece SA †	398,640	597,772
National Bank of Greece SA ADR †	486	763
Natixis	85,430	618,535
Nedbank Group Limited	43,668	957,541
Nishi-Nippon City Bank Limited	144,000	461,041
Nordea Bank AB	282,459	3,811,519
North Pacific Bank Limited	60,600	237,081
OTP Bank	46,916	742,739
Oversea-Chinese Banking Corporation Limited	541,892	4,167,024
PacWest Bancorp	55,300	2,534,676
Piraeus Bank SA †	433,121	275,301
PKO Bank Polski SA	235,464	2,070,795
PNC Financial Services Group Incorporated	63,902	5,876,428
Popular Incorporated †	232,861	8,036,033
PrivateBancorp Incorporated	156,700	5,442,191
Prosperity Bancshares Incorporated	135,070	6,987,171
PT Bank Central Asia Tbk	3,545,500	3,867,818
PT Bank Danamon Indonesia Tbk	786,234	291,986
PT Bank Mandiri Persero Tbk	2,438,712	2,264,181
PT Bank Negara Indonesia Persero Tbk	1,689,000	898,404
PT Bank Pan Indonesia Tbk †	506,500	43,106
PT Bank Rakyat Indonesia Tbk	2,773,500	2,762,771
Public Bank Bhd	263,851	1,341,218
Punjab National Bank	87,525	235,293
Qatar National Bank	47,674	2,661,831

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	33

Security name	Shares	Value

Banks (continued)
Raiffeisen Bank International AG	3,869	$58,450
Regions Financial Corporation	776,512	7,462,280
Resona Holdings Incorporated	370,400	2,079,504
RHB Capital Bhd	196,279	433,513
Royal Bank of Canada	130,800	8,193,703
Royal Bank of Scotland Group plc †	78,058	442,512
Sberbank of Russia ADR	555,515	2,823,683
Sberbank Sponsored ADR	137,254	706,309
Senshu Ikeda Holdings Incorporated	45,180	212,256
Seven Bank Limited	119,800	580,848
Shiga Bank	52,000	310,805
Shimizu Bank Limited	1,000	26,750
Shinhan Financial Group Company Limited	75,949	3,023,982
Shinsei Bank Limited	305,000	586,416
Shizuoka Bank Limited	105,000	1,076,113
Siam Commercial Bank PCL	345,600	1,811,915
Signature Bank †	26,400	3,256,440
Sinopac Financial Holdings Company Limited	1,995,525	816,510
Skandinaviska Enskilda Banken AB Class A	159,842	2,016,958
Sociedad Matriz Banco de Chile Class B	1,087,348	313,669
Societe Generale SA	75,627	3,496,505
St. Galler Kantonalbank	210	75,555
Standard Bank Group Limited	293,052	3,830,914
Standard Chartered plc	165,238	2,528,069
State Bank Of India	370,260	1,796,634
State Bank of India Limited GDR 144A	3,576	175,224
Sumitomo Mitsui Financial Group Incorporated	232,284	9,241,845
Sumitomo Mitsui Financial Group Incorporated ADR	494	3,972
Sumitomo Mitsui Trust Holdings Incorporated	641,000	2,655,093
SunTrust Banks Incorporated	63,600	2,607,600
Suruga Bank Limited	44,000	924,690
Susquehanna Bancshares Incorporated	421,815	5,656,539
SVB Financial Group †	27,046	3,323,953
Svenska Handelsbanken AB	46,888	2,362,116
Swedbank AB	92,146	2,398,427
Sydbank AG †	8,747	272,835
Synovus Financial Corporation	308,349	8,630,689
Ta Chong Bank Limited †	373,418	126,038
Taishin Financial Holdings Company Limited	2,051,892	878,776
Taiwan Business Bank †	785,253	233,288
Taiwan Cooperative Financial Holdings	1,594,076	819,753
TCF Financial Corporation	372,598	5,846,063
Texas Capital Bancshares Incorporated †	95,000	4,410,850
Thanachart Capital PLC-Foreign Shares	15,516	16,797
The Aichi Bank Limited - Tokai	1,900	103,398
The Akita Bank Limited - Akita	37,000	118,153
The Aomori Bank Limited	40,000	135,758
The Awa Bank Limited	49,000	283,452
The Bank of Iwate Limited	3,600	163,712
The Bank of Nagoya Limited	35,000	134,002

34	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Banks (continued)
The Bank of Okinawa Limited	4,000	$174,211
The Bank of Saga Limited	25,000	66,667
The Chiba Kogyo Bank Limited	4,700	33,907
The Chugoku Bank Limited	33,000	507,862
The Daisan Bank Limited	49,000	86,428
The Daishi Bank Limited	76,000	283,987
The Ehime Bank Limited	27,000	58,232
The Eighteenth Bank Limited	34,000	109,141
The Fukui Bank Limited	32,000	75,703
The Hachijuni Bank Limited	99,000	740,690
The Higo Bank Limited	41,000	252,940
The Hiroshima Bank Limited	120,000	659,060
The Hokkoku Bank Limited	58,000	210,909
The Hokuetsu Bank Limited	48,000	99,912
The Hyakugo Bank Limited	49,000	238,805
The Hyakujushi Bank Limited	60,000	213,668
The Iyo Bank Limited	62,000	772,247
The Juroku Bank Limited	69,000	269,944
The Kagoshima Bank Limited	37,000	256,410
The Kanto Tsukuba Bank Limited	15,600	56,075
The Keiyo Bank Limited	55,000	323,218
The Kiyo Bank Limited	15,200	210,290
The Michinoku Bank Limited	27,000	48,527
The Minato Bank Limited	79,000	201,421
The Musashino Bank Limited	6,600	238,345
The Nanto Bank Limited	51,000	183,323
The Ogaki Kyoritsu Bank Limited	68,000	237,041
The Oita Bank Limited	32,000	122,249
The San-in Godo Bank Limited	30,000	258,056
The Shikoku Bank Limited	41,000	90,826
The Tochigi Bank Limited	22,000	115,126
The Toho Bank Limited	57,000	235,386
The Towa Bank Limited	58,000	51,394
Tisco Financial Group PCL	6,820	9,915
TMB Bank PCL	2,682,765	250,602
Tokyo TY Financial Group Incorporated †	4,800	142,044
Tomony Holdings Incorporated	27,500	128,506
Toronto-Dominion Bank «	167,262	7,332,180
Trustmark Corporation	152,167	3,507,449
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	522,954	1,871,936
Turkiye Halk Bankasi AS	138,688	826,478
Turkiye Is Bankasi	315,808	791,817
Turkiye Vakiflar Bankasi Tao	219,660	460,562
Umpqua Holdings Corporation	507,331	8,391,255
Unicredit SpA	529,142	3,520,251
Unione di Banche SpA	86,182	676,058
United Bankshares Incorporated	141,893	5,313,893
United Mizrahi Bank Limited †	8,324	86,407
United Overseas Bank Limited	239,421	4,052,862

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	35

Security name	Shares	Value

Banks (continued)
US Bancorp	217,278	$9,692,772
Valiant Holding AG	1,769	145,012
Valley National Bancorp	508,549	4,882,070
VTB Bank OJSC «	437,100	961,620
Webster Financial Corporation	201,141	6,945,399
Wells Fargo & Company (l)	572,284	31,355,440
Westpac Banking Corporation	528,485	15,692,414
Wintrust Financial Corporation	104,100	4,902,069
Woori Bank †	68,591	592,449
Yamagata Bank Limited «	33,000	148,690
Yamaguchi Financial Group	50,000	588,088
Yamanashi Chou Bank Limited	35,000	160,627
Yapi Ve Kredi Bankasi AS	184,289	340,854
Zions Bancorporation	118,200	3,160,077

		782,953,399

Capital Markets: 1.72%
3i Group plc	93,011	708,785
Aberdeen Asset Management plc	107,379	776,832
Affiliated Managers Group Incorporated †	29,286	6,338,076
AGF Management Limited	6,067	40,330
Allied Properties (Hong Kong) Limited	297,208	57,098
Ameriprise Financial Incorporated	34,500	4,610,235
Apollo Investment Corporation	1	8
Ashmore Group plc «	39,880	188,524
Azimut Holding SpA	9,036	236,716
Bank of New York Mellon Corporation	135,456	5,301,748
BCP Capital SAA (a)	112	131
BlackRock Incorporated	24,474	9,090,133
Brait SE	74,474	499,323
Brewin Dolphin Holding plc	23,817	116,156
Canaccord Financial Incorporated	5,064	27,141
Capital Securities Corporation	362,713	119,538
Charles Schwab Corporation	137,600	4,037,184
China Cinda Asset Management Company Limited †	3,330,000	1,640,140
CI Financial Corporation	14,903	418,681
CITIC Securities Company Limited	182,000	645,324
Close Brothers Group plc	13,950	353,418
Coronation Fund Managers Limited	69,712	617,677
Credit Suisse Group AG	132,898	3,243,863
Daewoo Securities Company Limited †	41,552	403,197
Daiwa Securities Group Incorporated	263,000	2,121,368
Deutsche Bank AG	117,952	3,877,330
Dundee Corporation Class A †	3,983	38,106
E*TRADE Financial Corporation †	151,700	3,949,510
Eaton Vance Corporation	68,200	2,871,220
EFG International	1,432	16,673
Egyptian Financial Group-Hermes Holding Company †	50,569	104,517
Federated Investors Incorporated Class B	55,014	1,811,611
Financial Engines Incorporated «	109,300	4,404,790

36	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Capital Markets (continued)
Financiere de Tubize «	2,881	$186,056
Franklin Resources Incorporated	76,420	4,113,689
Fuhwa Financial Holdings Company Limited	2,324,457	1,176,847
GAM Holding AG	21,185	413,322
GIMV NV	1,389	65,128
Goldman Sachs Group Incorporated	76,743	14,565,054
Grupo BTG Pactual	71,900	690,696
Guoco Group Limited	14,000	170,040
Haitong Securities Company Limited	317,600	757,575
Hargreaves Lansdown plc	24,237	422,827
Henderson Group plc	106,112	428,720
Hyundai Securities Company Limited	27,692	194,277
ICAP plc	54,134	447,961
Ichiyoshi Securities Company Limited	7,400	83,264
IGM Financial Incorporated «	10,400	368,463
Intermediate Capital Group plc	41,679	315,940
Invesco Limited	242,562	9,767,972
Investec Limited	52,895	466,994
Investec plc	47,156	420,795
IOOF Holdings Limited	40,299	334,105
Iwai Securities Company Limited	1,000	12,715
JAFCO Company Limited	7,800	300,915
Janus Capital Group Incorporated	327,396	5,395,486
Julius Baer Group Limited	19,658	907,483
Jupiter Fund Management plc	46,400	299,003
Kabu.com Securities Company Limited	9,400	57,677
Korea Investment Holdings Company Limited	9,034	449,416
Kyokuto Securities Company Limited	4,800	75,676
Legg Mason Incorporated	59,200	3,390,384
LPL Financial Holdings Incorporated	40,688	1,825,264
Macquarie Group Limited	53,689	3,056,666
Macquarie Korea Infrastructure Fund	71,030	480,199
Man Group plc	173,995	514,680
Masterlink Securities Corporation	132,572	43,902
Matsui Securities Company Limited	24,800	231,156
Mediobanca SpA	44,444	409,568
Mercantile Investment Company Limited †	5,857	549
Mirae Asset Securities Company Limited	5,831	257,402
Mito Securities Company Limited	3,000	11,185
MLP AG	1,057	4,406
Monex Beans Holdings Incorporated	39,100	97,403
Morgan Stanley	182,652	6,537,115
Nomura Holdings Incorporated	628,500	3,861,630
Northern Trust Corporation	26,100	1,822,563
NorthStar Asset Management Group Incorporated	426,978	10,362,756
Okasan Holdings Incorporated	45,000	349,091
Partners Group Holding AG	1,488	456,928
Perpetual Trustees Australia Limited	7,406	316,609
Pioneers Holding †	11,002	16,755
Platinum Asset Management Limited	43,875	289,014

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	37

Security name	Shares	Value

Capital Markets (continued)
President Securities Corporation	352,468	$181,256
Rathbone Brothers	6,015	208,941
Ratos AB Class B	21,869	153,715
Raymond James Financial Incorporated	72,507	4,142,325
RHJ International †	1,117	5,462
Richemont SA	1,457	32,544
Samsung Securities Company Limited	13,029	566,246
SBI Holdings Incorporated	42,516	529,917
Schroders plc	11,497	545,802
Schroders plc - Non-Voting	4,395	159,588
Stifel Financial Corporation †	136,552	7,478,953
T. Rowe Price Group Incorporated	50,900	4,204,340
TD Ameritrade Holding Corporation	153,430	5,564,906
Tokai Tokyo Securities Company Limited	40,900	299,848
Tong Yang Investment Bank †	7,124	29,046
Tullett Prebon plc	11,401	61,306
UBS Group AG	326,047	5,728,523
UOB-Kay Hian Holdings Limited	51,126	55,521
Value Partners Group Limited	67,000	58,657
Verwaltungs-und Privat-Bank AG	62	4,943
Virtus Investment Partners Incorporated	1	132
Vontobel Holdings AG	3,142	128,534
Waterland Financial Holdings	680,774	185,340
Woori Investment & Securities Company Limited	32,427	363,402

		166,577,951

Consumer Finance: 0.42%
Acom Company Limited «†	93,700	300,780
Aeon Credit Service Company Limited	16,900	387,799
Aiful Corporation †	54,100	205,320
American Express Company	168,589	13,755,177
Capital One Financial Corporation	67,200	5,289,312
Credit Saison Company Limited	31,326	596,012
Discover Financial Services	55,326	3,373,779
Hitachi Capital Corporation	8,400	172,529
Hong Leong Singapore Finance Limited	46,000	88,432
International Personal Finance plc	23,636	157,712
J Trust Company Limited	11,400	97,871
Jaccs Company Limited	22,000	107,402
Mahindra & Mahindra Financial Services Limited	51,709	206,777
Navient Corporation	231,408	4,952,131
Orient Corporation †	93,000	153,931
Portfolio Recovery Associates Incorporated †	105,700	5,294,513
Provident Financial plc	12,082	512,020
Samsung Card Company Limited	9,337	319,017
Santander Consumer USA Holdings Incorporated	58,400	1,315,752
Shriram Transport Finance Company Limited	25,628	479,885
SLM Corporation	244,100	2,311,627
Synchrony Financial †	14,908	476,311

		40,554,089

38	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Diversified Financial Services: 1.13%
Ackermans & Van Haaren NV	2,400	$293,684
ASX Limited	5,334	183,975
Ayala Corporation	49,722	808,589
Bajaj Auto Limited	5,564	125,198
Bank of Greece	900	11,582
Berkshire Hathaway Incorporated Class B †	221,352	32,629,498
BM&F Bovespa SA	394,894	1,396,648
Bolsas y Mercados Espanoles	6,793	296,163
Bursa Malaysia Bhd	59,100	136,107
CBOE Holdings Incorporated	45,400	2,725,362
Century Leasing System Incorporated	11,100	287,649
Chailease Holding Company Limited	264,000	642,242
Challenger Financial Services Group Limited	104,111	571,094
Corporation Financiera Alba	1,616	83,186
D.Carnegie & Company AB †	1	7
Deutsche Boerse AG	18,044	1,472,007
ECM Libra Bhd †(a)	46,763	0
Eurazeo	3,492	257,480
Exor SpA	5,847	260,349
Fimalac	158	12,410
First Pacific Company Limited	479,650	487,949
FirstRand Limited	877,325	4,023,219
FNFV Group	60,985	908,067
Fubon Financial Holding Company Limited	1,830,579	3,264,207
Fuyo General Lease Company Limited	4,100	143,093
Goldin Financial Holdings Limited «†	440,000	820,341
Groupe Bruxelles Lambert SA	7,755	678,725
Haci Omer Sabanci Holding AS	362,072	1,397,081
Hankook Tire Worldwide Company Limited	3,596	77,650
Hong Kong Exchanges & Clearing Limited	191,954	4,430,203
IBJ Leasing Company Limited	6,500	134,102
IG Group Holdings plc	37,974	428,557
Industrivarden AB Class A	18,200	367,406
Industrivarden AB Class C	13,675	263,101
IntercontinentalExchange Group Incorporated	21,083	4,962,095
Investor AB Class A	17,400	678,302
Investor AB Class B	40,618	1,616,048
Japan Securities Finance Company Limited	17,700	96,767
Kinnevik Investment AB	21,989	740,352
Leucadia National Corporation	184,711	4,383,192
London Stock Exchange Group plc	19,661	752,771
Lundbergforetagen AB	5,095	245,797
MarketAxess Holdings Incorporated	77,300	6,152,307
Metro Pacific Investments Corporation	2,050,000	251,077
Mitsubishi UFJ Securities Company Limited	107,100	517,482
Moody’s Corporation	94,896	9,199,218
Onex Corporation	8,400	474,192
ORIX Corporation	217,600	3,085,964
Osaka Securities Exchange Company	45,200	1,273,346
Pargesa Holding SA	2,020	152,027

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	39

Security name	Shares	Value

Diversified Financial Services (continued)
Power Finance Corporation Limited	84,672	$402,296
Reliance Capital Limited	23,714	176,996
Remgro Limited	125,787	2,986,585
Ricoh Leasing Company Limited	4,800	140,238
RMB Holdings Limited	166,219	967,123
Rural Electrification Corporation Limited	59,789	323,492
Singapore Exchange Limited	152,000	912,323
SNS REAAL NV «†(a)	4,259	0
Sofina SA	2,215	238,798
The NASDAQ OMX Group Incorporated	66,100	3,315,576
TMX Group Limited	2,056	82,793
Voya Financial Incorporated	113,893	5,032,932
Wendel	3,495	425,721
Zenkoku Hosho Company Limited	9,000	293,417

		109,496,158

Insurance: 3.89%
ACE Limited	40,236	4,587,306
Admiral Group plc	19,943	454,138
Aegon NV	186,165	1,441,630
AFLAC Incorporated	54,400	3,386,400
Ageas NV	24,124	869,135
AIA Group Limited	1,929,000	11,353,935
Alleghany Corporation †	8,700	4,111,098
Allianz AG	42,233	7,070,222
Allianz AG ADR	5	84
Allied World Assurance Company	55,634	2,250,395
Allstate Corporation	51,927	3,666,046
American Financial Group Incorporated	41,548	2,617,524
American International Group Incorporated	169,245	9,364,326
Amlin plc	48,663	397,805
AMP Limited	540,002	2,827,116
Arch Capital Group Limited †	75,966	4,494,149
Arthur J. Gallagher & Company	92,693	4,355,644
Aspen Insurance Holdings Limited	35,024	1,605,850
Assicurazioni Generali SpA	129,712	2,670,838
Assurant Incorporated	41,599	2,548,771
Assured Guaranty Limited	93,384	2,476,544
Aviva plc	272,831	2,270,324
AXA SA	176,076	4,470,789
Axis Capital Holdings Limited	60,822	3,152,404
Bajaj Finserv	7,957	183,093
Baloise Holding AG	4,595	597,661
BB Seguridade Participacoes SA	163,052	1,860,990
Beazley plc	46,327	206,913
Brown & Brown Incorporated	68,355	2,196,930
Cathay Financial Holding Company Limited	2,297,719	3,497,245
Catlin Group Limited	38,348	405,249
China Life Insurance Company	2,033,000	8,715,703

40	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Insurance (continued)
China Life Insurance Company (Taiwan)	562,519	$483,618
China Pacific Insurance Group Company Limited	509,600	2,661,079
Chubb Corporation	28,458	2,858,606
Cincinnati Financial Corporation	86,034	4,539,154
Clal Insurance Enterprise Holdings Limited †	832	13,085
CNO Financial Group Incorporated	463,300	7,533,258
CNP Assurances	18,792	311,547
Dai-Ichi Mutual Life Insurance Company	184,600	2,790,797
Delta Lloyd NV	14,298	259,523
Direct Line Insurance Group plc	90,632	458,106
Discovery Holdings Limited «	85,119	873,990
Dongbu Insurance Company Limited	11,740	566,917
Endurance Specialty Holdings Limited	99,778	6,342,887
Erie Indemnity Company	12,600	1,095,066
Euler Hermes SA	1,281	141,501
Everest Reinsurance Group Limited	26,443	4,691,781
Fairfax Financial Holdings Limited	1,900	997,040
First American Financial Corporation	241,379	8,455,506
FNF Group	161,634	5,935,200
Genworth Financial Incorporated †	276,034	2,139,264
Gjensidige Forsikring ASA	20,511	357,455
Great Eastern Holdings Limited	10,000	183,292
Great-West Lifeco Incorporated «	23,800	671,297
Grupo Catalana Occidente SA	4,581	140,565
Hannover Rueckversicherung AG	5,268	507,868
Harel Insurance Investments & Finances Limited	4,380	21,474
HCC Insurance Holdings Incorporated	55,808	3,118,551
Helvetia Holding AG	513	257,751
Hiscox Limited	29,734	363,107
Hyundai Marine & Fire Insurance Company Limited	14,670	364,227
Industrial Alliance Insurance & Financial Services Incorporated «	9,339	317,127
Insurance Australia Group Limited	382,174	1,821,648
Intact Financial Corporation	12,815	922,094
Jardine Lloyd Thompson Group plc	11,879	175,783
Kemper Corporation	112,880	4,153,984
Korea Life Insurance Company Limited	51,670	367,676
Korea Reinsurance Company	11,222	106,336
Lancashire Holdings plc	19,049	202,186
Legal & General Group plc	564,612	2,436,336
Liberty Holdings Limited	27,424	332,290
LIG Insurance Company Limited	12,020	262,840
Lincoln National Corporation	146,553	8,447,315
Loews Corporation	40,300	1,652,703
Manulife Financial Corporation	175,000	3,047,556
Mapfre SA	59,378	208,577
Markel Corporation †	7,399	5,515,511
Mediolanum SpA	18,175	138,100
Mercury General Corporation	80,922	4,412,677
Meritz Fire & Marine Insurance Company Limited	13,130	156,715
MetLife Incorporated	136,645	6,945,665

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	41

Security name	Shares	Value

Insurance (continued)
Migdal Insurance & Financial Holding Limited	10,202	$12,872
Mitsui Sumitomo Insurance Group Holdings Incorporated	87,200	2,407,704
MMI Holdings Limited	225,444	628,998
MPHB Capital Bhd †	85	50
Muenchener Rueckversicherungs Gesellschaft AG	15,459	3,209,038
New China Life Insurance Company Limited (a)	112,300	646,509
NIB Holdings Limited	69,823	203,508
NKSJ Holdings Incorporated	68,300	2,125,079
Old Mutual plc	360	1,252
Old Mutual plc	447,204	1,554,127
Old Republic International Corporation	154,885	2,348,057
PartnerRe Limited	27,557	3,155,277
People’s Insurance Company Group of China Limited	1,621,000	838,110
PICC Property & Casualty Company Limited	1,206,435	2,585,285
Ping An Insurance Group Company of China Limited	493,500	5,488,070
Platinum Underwriters Holdings Limited	55,300	4,222,155
Power Corporation of Canada «	32,500	876,650
Power Financial Corporation	24,500	730,238
Powszechny Zaklad Ubezpieczen SA	14,675	1,934,708
Primerica Incorporated	119,891	6,323,051
Principal Financial Group Incorporated	153,993	7,879,822
ProAssurance Corporation	127,398	5,731,636
Prudential Financial Incorporated	55,062	4,451,763
Prudential plc	223,605	5,625,242
QBE Insurance Group Limited	237,170	2,407,368
Rand Merchant Insurance Holdings Limited	151,190	583,170
Reinsurance Group of America Incorporated	39,939	3,566,952
RenaissanceRe Holdings Limited	23,662	2,426,065
Resolution Limited	129,419	821,393
RLI Corporation	77,924	3,770,742
RSA Insurance Group plc †	97,743	647,213
Sampo Oyj	45,762	2,309,570
Samsung Fire & Marine Insurance Company Limited	5,879	1,365,901
Samsung Life Insurance Company	15,067	1,367,294
Sanlam Limited	488,659	3,166,556
Santam Limited	1	20
SCOR SE	17,098	563,673
Shin Kong Financial Holding Company Limited	1,814,627	521,189
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	17,322
Sony Financial Holdings Incorporated	33,900	513,495
St. James’s Place plc	25,880	378,772
Stancorp Financial Group Incorporated	94,833	6,274,151
Standard Life plc	225,796	1,484,319
Storebrand ASA †	21,988	78,274
Sun Life Financial Incorporated «	57,400	1,767,779
SunCorp-Metway Limited	209,986	2,293,882
Swiss Life Holding	2,683	636,873
Swiss Reinsurance AG	32,594	2,996,658
Symetra Financial Corporation	211,820	4,782,896
T&D Holdings Incorporated	112,500	1,460,972

42	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Insurance (continued)
Taiwan Life Insurance Company Limited †	118,227	$91,480
The Hanover Insurance Group Incorporated	99,059	6,957,904
The Hartford Financial Services Group Incorporated	243,345	9,967,411
The Progressive Corporation	301,685	8,039,905
The Travelers Companies Incorporated	40,590	4,360,990
Tokio Marine Holdings Incorporated	126,100	4,585,982
Tong Yang Life Insurance Company	13,010	141,059
Topdanmark AS †	12,150	402,668
Torchmark Corporation	75,931	4,043,326
TrygVesta AS	2,183	271,549
Unipol Gruppo Finanziario SpA	365	1,880
UnipolSai SpA	3,026	8,919
UnipolSai SpA RSP	13	3,630
Unum Group	148,153	4,972,015
Validus Holdings Limited	52,447	2,183,893
W.R. Berkley Corporation	59,412	2,965,253
White Mountain Insurance Group Limited	3,214	2,144,220
Wiener Staedtische Allgemeine Versicherung AG	4,394	194,324
Willis Group Holdings plc	103,700	4,948,564
XL Group plc	145,593	5,270,467
Zurich Financial Services AG	13,809	4,414,940

		376,014,967

Real Estate Management & Development: 0.94%
Aeon Mall Company Limited	20,800	402,177
Africa Israel Investments Limited †	1,061	1,047
Agile Property Holdings Limited	308,250	183,222
Aldar Properties PJSC	857,106	613,744
Alexander & Baldwin Incorporated	96,149	3,887,304
Altisource Portfolio Solutions SA «†	37,400	753,236
AMP NZ Office Trust	145,054	130,565
Argosy Property Trust	137,850	118,346
Ascendas India Trust	83,000	57,248
Asia Food & Properties Limited	85,000	48,648
Atrium European Real Estate Limited	10,857	53,543
Atrium Ljungberg AB	1,011	16,614
Ayala Land Incorporated	1,245,200	1,023,781
Brookfield Asset Management Incorporated «	52,850	2,868,469
Bukit Sembawang Estates Limited	28,000	107,862
Bund Center Investment Limited	85,000	12,474
Buwog AG	5,071	112,927
C C Land Holdings Limited	511	92
CA Immobilien Anlagen AG	3,951	80,602
Capital & Counties Properties plc	88,920	555,294
CapitaLand Limited	485,500	1,278,897
Castellum AB	18,738	320,953
Cathay Real Estate Development Company Limited	260,000	145,709
Central Pattana PCL	106,000	144,262
Cheung Kong Holdings Limited	215,000	4,255,203
China Overseas Land & Investment Limited	1,002,480	3,056,893

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	43

Security name	Shares	Value

Real Estate Management & Development (continued)
China Resources Land Limited	598,888	$1,590,692
China Vanke Company Limited Class H «†	359,280	824,568
Chinese Estates Holdings Limited	69,696	208,482
City Developments Limited	83,000	623,025
Country Garden Holdings Company Limited	1,758,580	700,639
Daibiru Corporation	10,800	100,213
Daikyo Incorporated	67,000	99,135
Daito Trust Construction Company Limited	13,700	1,481,375
Daiwa House Industry Company Limited	108,300	2,129,787
DB Realty Limited †	11,179	14,778
Deutsche Euroshop AG	4,842	247,216
Deutsche Wohnen AG	24,211	667,444
DLF Limited	85,755	216,382
Dream Unlimited Class A †	3,983	32,276
Elbit Imaging Limited †	40	68
Emaar Properties PJSC	956,093	1,965,368
Emperor International Holdings Limited	200,000	45,385
Evergrande Real Estate Group Limited	1,557,000	686,575
Fabege AB	13,162	199,869
Far East Consortium	147,598	56,331
Farglory Land Development Company Limited	52,252	62,393
First Capital Realty Incorporated	7,489	117,658
FirstService Corporation	2,138	129,672
Future Mall Management Limited †	504	105
Gagfah SA †(a)	6,247	147,047
Gazit Globe Limited	4,376	56,191
Global Logistic Properties Limited	679,000	1,290,391
Goldcrest Company Limited	3,340	56,567
Grainger plc	37,054	120,476
Great Eagle Holdings Limited	68,999	238,425
Greentown China Holdings Limited	122,000	107,752
Guocoland Limited	42,554	57,609
Hang Lung Group Limited	147,000	686,119
Hang Lung Properties Limited	439,000	1,245,262
Heiwa Real Estate Company Limited	10,100	140,324
Heliopolis Housing	1,417	11,863
Henderson Land Development Company Limited	246,227	1,682,616
Highwealth Construction Corporation	207,600	442,237
HKR International Limited	125,600	63,320
Hong Kong Land Holdings Limited	217,000	1,638,350
Howard Hughes Corporation †	19,223	2,879,413
Huaku Development Company Limited	62,336	118,102
Hufvudstaden AB	14,497	212,491
Hysan Development Company Limited	117,533	563,737
IJM Land Bhd	40,400	41,476
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	101,423	309,507
Immofinanz AG Interim Shares (a)	19,870	0
Jones Lang LaSalle Incorporated	23,855	3,846,619
K Wah International Holdings Limited	169,116	85,694

44	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Real Estate Management & Development (continued)
Kenedix Incorporated	44,000	$201,195
Keppel Land Limited	137,030	456,482
Kerry Properties Limited	145,053	484,395
Kowloon Development Company Limited	45,000	51,349
Kungsleden	25,316	208,006
Land & Houses PCL	456,840	146,958
LEG Immobilien AG	4,572	375,997
Lend Lease Corporation Limited	103,747	1,406,528
Leopalace21 Corporation †	45,200	247,868
Lifestyle Properties Development Limited †	5,975	1,263
Longfor Properties Company Limited	306,000	402,434
Matsunichi Communication Holdings Limited †	326,000	175,278
Medinet Nasr Housing †	5,327	23,842
Megaworld Corporation	2,758,000	342,170
Midland Holdings Limited †	56,000	27,582
Mitsubishi Estate Company Limited	225,189	5,258,646
Mitsui Fudosan Company Limited	158,000	4,340,790
Mobimo Holding AG	799	188,572
Multiplan Empreendimentos Imobiliarios SA	19,999	384,305
New World China Land Limited	526,000	344,527
New World Development Limited	698,238	823,755
Nexity SA	1,566	64,472
Nomura Real Estate Holding Incorporated	24,700	436,083
NTT Urban Development Corporation	20,600	210,951
Palm Hills Developments SAE †	46,809	23,864
Polytec Asset Holdings Limited	100,000	13,280
Prelios SpA †	1,105	463
Prince Housing & Development Corporation	265,310	108,135
PSP Swiss Property AG	3,653	379,343
PT Bumi Serpong Damai Tbk	2,777,000	476,978
PT Lippo Karawaci Terbuka Tbk	4,995,500	456,069
Radium Life Tech Company Limited	81,705	42,667
Realogy Holdings Corporation †	76,931	3,538,826
Relo Holdings Incorporated	2,000	161,338
Robinsons Land Company	372,100	236,308
Ruentex Development Company Limited	178,988	267,869
Savills plc	10,369	116,860
Shimao Property Holding Limited	283,500	601,667
Shoei Company Limited	62,900	686,708
Shree Precoated Steels Limited †	3,781	243
Sino Land Company	670,463	1,096,144
Sino-Ocean Land Holdings Limited	1,039,500	648,699
SM Prime Holdings Incorporated	1,536,054	688,420
SOHO China Limited	374,000	267,632
SP Setia Bhd	243,167	235,475
Sumitomo Real Estate Sales Company Limited	4,700	125,923
Sumitomo Realty & Development Company Limited	74,000	2,543,064
Sun Hung Kai Properties Limited	293,284	4,598,279
Swire Pacific Limited Class A	97,500	1,332,551
Swire Pacific Limited Class B	195,000	492,290

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	45

Security name	Shares	Value

Real Estate Management & Development (continued)
Swire Properties Limited	200,183	$664,627
Swiss Prime Site AG	5,716	520,427
Tian An China Investment	224,097	135,513
TMG Holdings LLC	108,625	151,334
TOC Company Limited	13,900	92,144
Tokyo Tatemono Company Limited	83,000	617,513
Tokyu Fudosan Holdings Corporation	83,200	568,229
UEM Land Holdings Bhd	413,675	162,991
United Industrial Corporation Limited	63,596	163,791
United Overseas Land Limited	104,247	600,462
Wharf Holdings Limited	287,500	2,096,254
Wheelock & Company Limited	145,000	777,741
Wheelock Properties (Singapore) Limited	39,000	53,656
Wing Tai Holdings Limited	88,730	115,889

		90,933,250

REITs: 5.53%
Abacus Property Group	39,747	95,349
Activia Properties Incorporated	44	389,885
Advance Residence Investment Corporation	249	622,994
AEON REIT Investment Corporation «	168	249,419
Alexandria Real Estate Equities Incorporated	41,500	3,980,265
American Campus Communities Incorporated	60,500	2,496,835
American Capital Agency Corporation	198,600	4,256,991
American Homes 4 Rent	319,666	5,335,226
American Realty Capital Properties Incorporated	520,685	5,107,920
American Tower Corporation	76,898	7,623,668
ANF Immobilier SA	45	1,240
Annaly Capital Management Incorporated	550,753	5,848,997
Apartment Investment & Management Company Class A	87,837	3,309,698
Armour Residential Incorporated	862,163	2,741,678
Ascendas REIT	349,000	632,520
Astro Japan Properties Trust	1,780	7,052
AvalonBay Communities Incorporated	25,200	4,242,168
Befimmo S.C.A. Sicafi	1,008	72,869
Beni Stabili SpA	6,222	5,083
BioMed Realty Trust Incorporated	111,186	2,472,777
Blife Investment Corporation	144	324,414
Boardwalk REIT	1,855	87,920
Boston Properties Incorporated	29,689	4,079,565
Brandywine Realty Trust	402,794	6,384,285
British Land Company plc	94,866	1,213,412
Bunnings Warehouse Property Trust	74,476	173,423
Calloway REIT	5,367	130,601
Camden Property Trust	45,600	3,319,224
Canadian Apartment Properties	5,440	123,195
Canadian REIT	4,006	149,973
CapitaCommerical Trust	360,464	466,830
CapitaMall Trust	468,636	725,555
Cathay No.1 REIT	400,000	229,518
CBL & Associates Properties Incorporated	94,668	1,895,253

46	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

REITs (continued)
CDL Hospitality Trusts	121,000	$157,149
Champion REIT	571,653	283,033
Charter Hall Group	38,585	150,752
Chimera Investment Corporation	592,273	1,901,196
Cofinimmo SA	2,190	270,805
Colony Financial Incorporated	246,727	6,219,988
Columbia Property Trust Incorporated	281,281	7,282,365
Corporate Office Properties Trust	211,600	6,221,040
Corrections Corporation of America	66,600	2,656,674
Cousins Properties Incorporated	458,287	4,917,420
Cromwell Group	285,800	261,289
Crown Castle International Corporation	64,766	5,589,953
CubeSmart REIT	368,153	8,541,150
CYS Investments Incorporated	391,113	3,555,217
DA Office Investment Corporation	41	234,433
Daiwa House REIT Investment Corporation	57	273,981
DCT Industrial Trust Incorporated	201,205	7,259,476
DDR Corporation	168,431	3,190,083
Derwent Valley Holdings plc	8,076	417,683
Dexus Property Group	163,833	1,011,351
DiamondRock Hospitality	440,381	6,376,717
Douglas Emmett Incorporated	306,355	8,844,469
Duke Realty Corporation	192,778	4,117,738
DuPont Fabros Technology Incorporated	148,600	4,652,666
EastGroup Properties Incorporated	66,575	4,194,225
Emlak Konut Gayrimenkul Yati	469,570	585,863
EPR Properties	128,630	7,847,716
Equity Commonwealth †	290,104	7,673,251
Equity Lifestyle Properties Incorporated	164,950	8,885,857
Equity Residential	44,100	3,397,023
Essex Property Trust Incorporated	33,909	7,542,379
Eurocommercial Properties NV	3,156	146,814
Extra Space Storage Incorporated	58,000	3,815,240
Federal Realty Investment Trust	36,201	5,141,628
Federation Centres	271,491	632,186
Fibra Uno Administracion SAB de CV	544,434	1,528,537
Fonciere des Regions	3,297	340,911
Fortune REIT	246,000	279,120
Frontier Real Estate Investment Corporation	90	423,574
Fukuoka REIT Corporation	100	189,760
Gaming and Leisure Properties Incorporated	51,200	1,733,120
Gecina SA	2,316	304,398
General Growth Properties Incorporated	75,100	2,178,651
Geo Group Incorporated	166,884	7,201,045
Global One Real Estate Investment Corporation	36	147,461
GLP J-REIT	383	419,419
Goodman Group	284,056	1,385,039
Goodman Property Trust	181,257	163,838
GPT Group	304,105	1,116,850
Granite Real Estate Investment Trust	4,243	153,822

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	47

Security name	Shares	Value

REITs (continued)
Great Portland Estates plc	28,410	$351,106
Growthpoint Properties Limited	343,347	873,487
H&R REIT	11,358	219,692
Hammerson plc	65,021	678,085
Hankyu REIT Incorporated	115	148,334
Hatteras Financial Corporation	218,198	4,003,933
HCP Incorporated	54,804	2,321,497
Health Care REIT Incorporated	39,784	3,067,744
Healthcare Realty Trust Incorporated	220,975	6,306,627
Healthcare Trust of America Incorporated	268,936	7,462,974
Heiwa Real Estate REIT Incorporated	149	120,446
Home Properties Incorporated	118,227	7,894,017
Hospitality Properties Trust	84,421	2,601,011
Host Hotels & Resorts Incorporated	426,500	8,956,500
Hulic REIT Incorporated	121	183,586
Icade SA	3,119	279,540
Ichigo Real Estate Investment Corporation	189	149,146
Industrial & Infrastructure Fund Investment Corporation	64	314,048
ING Office Fund	109,870	345,127
Invesco Mortgage Capital Incorporated	278,078	4,440,906
Iron Mountain Incorporated	105,518	3,877,787
Japan Excellent Incorporated	231	302,593
Japan Hotel REIT Investment Corporation	503	333,862
Japan Logistics Fund Incorporated	162	329,485
Japan Prime Realty Investment Corporation	149	534,968
Japan Real Estate Investment Corporation	203	1,011,394
Japan Rental Housing Investment Incorporated	139	106,320
Japan Retail Fund Investment Corporation	429	919,862
Kenedix Realty Investment	52	296,025
Kenedix Residential Investment Corporation	43	131,022
Keppel REIT	206,614	187,989
Kilroy Realty Corporation	43,795	3,239,516
Kimco Realty Corporation	238,880	6,277,766
Kite Realty Group Trust	193,700	5,485,584
Kiwi Property Group Limited	176,322	175,381
KLCC Property Holdings Bhd	105,300	202,478
Klepierre	21,292	1,040,994
Lamar Advertising Company	41,138	2,390,118
Land Securities Group plc	74,578	1,446,125
LaSalle Hotel Properties	254,552	9,907,164
Lexington Corporate Properties Trust	465,758	5,044,159
Liberty International plc	85,525	466,754
Liberty Property Trust	82,532	3,071,841
Mack-Cali Realty Corporation	188,734	3,550,087
Macquarie Countrywide Trust	57,229	203,918
Macquarie MEAG Prime REIT	254,000	156,554
Mapletree Logistics Trust	301,210	271,848
Medical Properties Trust Incorporated	458,438	6,940,751
Mercialys SA	3,326	81,902
MFA Mortgage Investments Incorporated	830,666	6,612,101

48	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

REITs (continued)
MID REIT Incorporated	33	$83,310
Mid-America Apartment Communities Incorporated	40,155	2,910,033
Mirvac Group	619,201	1,006,395
Mori Hills REIT Corporation	260	367,749
Mori Trust Sogo REIT Incorporated	165	355,586
National Retail Properties Incorporated	73,254	2,947,741
Nippon Accommodations Fund Incorporated	76	290,341
Nippon Building Fund Incorporated	231	1,158,621
Nippon Prologis REIT Incorporated	290	669,091
Nomura Real Estate Master Fund Incorporated	326	400,329
Nomura Real Estate Office Fund	68	338,792
Nomura Real Estate Residential REIT	25	145,455
NorthStar Realty Finance Corporation	503,738	9,681,844
Novion Property Group	439,763	845,332
Omega Healthcare Investors Incorporated	70,974	2,843,218
ORIX JREIT Incorporated	355	508,054
Outfront Media Incorporated	77,056	2,307,827
Parkway Life REIT	64,000	114,583
Pebblebrook Hotel Trust	162,540	7,896,193
Piedmont Office Realty Trust Incorporated	89,400	1,638,702
Plum Creek Timber Company	103,000	4,474,320
Post Properties Incorporated	112,646	6,406,178
Potlatch Corporation	91,622	3,658,466
Premier Investment Company	43	239,398
Prologis Incorporated	60,697	2,592,369
Public Storage Incorporated	28,097	5,541,290
Rayonier Incorporated	72,800	1,995,448
Realty Income Corporation	125,562	6,285,634
Redefine Properties Limited	690,919	701,194
Redwood Trust Incorporated	187,934	3,593,298
Regency Centers Corporation	52,483	3,444,459
Retail Properties of America Incorporated Class A	137,529	2,177,084
RioCan REIT	14,088	329,858
RLJ Lodging Trust	297,149	9,452,310
Scentre Group	976,543	2,945,454
Segro plc	77,485	514,987
Sekisui House SI Investment Corporation	125	147,962
Senior Housing Properties Trust	113,289	2,532,009
Shaftesbury plc	24,082	302,079
Shopping Centres Australasia Property Group	110,787	174,869
SIA REIT Incorporated	14	58,165
Simon Property Group Incorporated	58,286	11,095,323
Sovran Self Storage Incorporated	69,068	6,355,637
Spirit Realty Capital Incorporated	229,200	2,807,700
Starwood Property Trust Incorporated	128,300	3,130,520
Stockland Australia	442,482	1,621,593
Strategic Hotel & Resorts Incorporated †	597,100	7,833,952
Sunstone Hotel Investors Incorporated	468,119	8,168,677
Suntec REIT	384,000	550,846
Tanger Factory Outlet Centers Incorporated	196,700	6,973,015

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	49

Security name	Shares	Value

REITs (continued)
Taubman Centers Incorporated	33,373	$2,414,203
The Link REIT	450,655	2,876,225
The Macerich Company	72,650	6,077,173
Tokyu REIT Incorporated	182	240,080
Top REIT Incorporated	29	124,121
Two Harbors Investment Corporation	823,986	8,602,414
UDR Incorporated	145,300	4,640,882
Unibail-Rodamco SE	8,909	2,568,174
United Urban Investment Corporation	457	741,897
Urban Edge Properties REIT †	10,100	241,794
Vastned Retail NV	1,059	55,219
Ventas Incorporated	40,030	2,981,034
Vornado Realty Trust	21,159	2,328,336
Washington Real Estate Investment Trust	150,675	4,270,130
Weingarten Realty Investors	62,500	2,263,750
Wereldhave NV	4,146	285,056
Westfield Corporation	311,997	2,391,624
Weyerhaeuser Company	63,654	2,234,892
WP Carey Incorporated	53,739	3,685,421
WP Glimcher Incorporated	417,039	7,227,286
Yuexiu Real Estate Investment Trust	325,000	183,121

		534,970,433

Thrifts & Mortgage Finance: 0.36%
Capitol Federal Financial Incorporated	305,315	3,788,959
Genworth Mortgage Insurance Canada Incorporated	2,068	52,523
Home Capital Group Incorporated	4,758	172,797
Housing Development Finance Corporation Limited	427,727	9,324,802
Hudson City Bancorp Incorporated	267,461	2,610,419
MGIC Investment Corporation †	762,074	6,957,736
New York Community Bancorp Incorporated	255,138	4,237,842
Ocwen Financial Corporation «†	72,800	592,592
Paragon Group of Companies plc	26,738	177,502
People’s United Financial Incorporated	180,841	2,736,124
Washington Federal Incorporated	218,809	4,621,246

		35,272,542

Health Care: 10.43%

Biotechnology: 1.84%
3-D Matrix Limited †	3,100	47,838
Actelion Limited	11,077	1,325,731
Alexion Pharmaceuticals Incorporated †	38,408	6,927,651
Alnylam Pharmaceuticals Incorporated †	149,719	15,200,970
Biogen Idec Incorporated †	44,907	18,393,458
BioMarin Pharmaceutical Incorporated †	82,249	8,806,400
Biota Pharmaceuticals Incorporated †	2,053	5,174
Celgene Corporation †	151,324	18,390,406
Cepheid Incorporated †	145,854	8,290,341
CK Life Sciences International Holdings Incorporated	702,000	69,695

50	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Biotechnology (continued)
CSL Limited	77,457	$5,582,818
Gilead Sciences Incorporated †	282,200	29,216,166
Green Cross Corporation	1,207	153,411
Grifols SA	14,254	578,301
Grifols SA Class B	11,206	371,186
Incyte Corporation †	81,780	7,020,813
Intercept Pharmaceuticals Incorporated †	6,100	1,350,357
ISIS Pharmaceuticals Incorporated «†	244,400	16,756,064
Japan Tissue Engineering Company Limited †	3,200	36,568
Medigen Biotechnology Corporation †	29,000	149,132
Medivation Incorporated †	41,000	4,818,730
Mesoblast Limited «†	31,890	103,164
Myriad Genetics Incorporated «†	149,700	5,100,279
NanoCarrier Company Limited †	6,400	67,036
Nicox SA †	1,380	3,274
PDL BioPharma Incorporated «	387,668	2,705,923
Pharmacyclics Incorporated †	32,600	7,039,318
Puma Biotechnology Incorporated †	10,485	2,233,410
Regeneron Pharmaceuticals Incorporated †	14,313	5,923,292
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	53,300	1,932,125
Takara Bio Incorporated «	6,300	74,520
United Therapeutics Corporation †	24,905	3,861,520
Valneva SE - Paris Exchange †	264	1,403
Valneva SE - Vienna Exchange †	847	4,427
Vertex Pharmaceuticals Incorporated †	46,138	5,510,261

		178,051,162

Health Care Equipment & Supplies: 1.47%
Abbott Laboratories	180,094	8,531,053
Align Technology Incorporated †	37,100	2,127,685
Ansell Limited	26,316	517,373
ASAHI INTECC Company Limited	4,600	275,712
Baxter International Incorporated	65,122	4,503,186
bioMerieux SA	1,765	192,219
Biosensors International Group Limited †	247,000	118,711
Boston Scientific Corporation †	747,078	12,625,618
C.R. Bard Incorporated	39,894	6,747,671
CareFusion Corporation †	117,958	7,086,917
Cochlear Limited	10,052	710,216
Coloplast Class B	10,575	844,459
Cooper Companies Incorporated	25,808	4,231,738
DexCom Incorporated †	148,860	9,041,756
DiaSorin SpA	1,623	65,529
Edwards Lifesciences Corporation †	56,591	7,527,735
Elekta AB Class B	35,308	368,665
Essilor International SA Cie Generale d’Optique	19,946	2,331,384
Fisher & Paykel Healthcare Corporation	89,568	464,082
Fukuda Denshi Company Limited	2,200	112,920
Getinge AB	18,499	511,457

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	51

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
GN Store Nord	17,550	$407,668
Golden Meditech Holdings Limited	31,610	3,994
Haemonetics Corporation †	112,392	4,996,948
Halyard Health Incorporated †	107,766	4,961,547
Hogy Medical Company Limited	2,000	102,487
IDEXX Laboratories Incorporated †	24,337	3,816,772
Intuitive Surgical Incorporated †	6,942	3,471,000
Mindray Medical International Limited ADR	25,317	715,458
Nagaileben Company Limited	8,000	144,986
Nakanishi Incorporated	6,500	249,948
Nihon Kohden Corporation	8,300	426,708
Nikkiso Company Limited	14,000	117,501
Nipro Corporation	22,400	211,969
Olympus Corporation †	50,400	1,826,408
Paramount Bed Holdings Company Limited	3,500	92,017
Phonak Holding AG	4,488	621,875
ResMed Incorporated «	74,851	4,817,410
Sirona Dental Systems Incorporated †	113,581	10,315,426
Smith & Nephew plc	83,542	1,529,660
St. Jude Medical Incorporated	34,745	2,316,797
St. Shine Optical Company Limited	12,000	194,491
Straumann Holding AG	989	271,797
Sysmex Corporation	27,300	1,465,129
Teleflex Incorporated	85,490	10,403,278
Terumo Corporation	58,900	1,624,828
Thoratec Corporation †	117,130	4,769,534
Varian Medical Systems Incorporated †	51,076	4,748,536
West Pharmaceutical Services Incorporated	146,673	8,025,947
William Demant Holding AS †	3,503	287,346

		141,873,551

Health Care Providers & Services: 2.26%
Acadia Healthcare Company Incorporated †	94,047	5,946,592
Aetna Incorporated	43,477	4,328,135
Alfresa Holdings Corporation	41,600	579,357
AmerisourceBergen Corporation	107,600	11,056,976
Anthem Incorporated	32,023	4,689,768
AS ONE Corporation	2,400	70,922
Bangkok Chain Hospital PCL	87	23
Bangkok Dusit Medical Services PCL Class F	644,000	428,271
Brookdale Senior Living Incorporated †	95,300	3,574,703
Bumrungrad Hospital PCL	28,900	139,002
Cardinal Health Incorporated	39,300	3,458,007
Catamaran Corporation - Canada Exchange †	19,135	955,296
Celesio AG	9,643	297,778
Centene Corporation †	240,664	14,791,209
Chemed Corporation «	34,751	4,047,796
Cigna Corporation	48,900	5,947,707
Community Health Systems Incorporated †	67,096	3,255,498
DaVita HealthCare Partners Incorporated †	88,843	6,627,688

52	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Health Care Providers & Services (continued)
Express Scripts Holding Company †	137,895	$11,692,117
Fresenius Medical Care AG & Company KGaA	19,133	1,566,627
Fresenius SE & Company KGaA	36,249	2,076,088
Health Net Incorporated †	175,382	10,058,158
Henry Schein Incorporated †	43,082	6,033,634
Humana Incorporated	86,428	14,207,035
IHH Healthcare Bhd	615,700	951,567
Laboratory Corporation of America Holdings †	53,385	6,567,983
Life Healthcare Group Holdings Limited	235,988	916,321
LifePoint Hospitals Incorporated †	101,856	7,329,558
Magellan Health Services Incorporated †	57,557	3,687,677
McKesson Corporation	43,400	9,925,580
Medi-Clinic Corporation	66,427	701,308
Mediceo Paltac Holdings Company Limited	38,000	482,842
MEDNAX Incorporated †	53,456	3,820,500
Message Company Limited	2,200	58,943
Miraca Holdings Incorporated	11,100	532,614
Network Healthcare Holdings Limited	257,207	905,455
Nichii Gakkan Company	7,200	69,818
Orpea	3,644	242,386
Owens & Minor Incorporated	140,600	5,013,796
Patterson Companies Incorporated	47,600	2,383,570
Pharmaniaga Bhd	7,405	11,506
Primary Health Care Limited	92,654	341,727
Quest Diagnostics Incorporated	83,000	5,821,620
Ramsay Health Care Limited	24,522	1,281,904
Rhoen Klinikum AG	5,080	133,422
Ryman Healthcare Limited	72,433	445,429
Ship Healthcare Holdings Incorporated	6,600	142,731
Sigma Pharmaceuticals Limited	257,710	184,258
Sinopharm Group Company Limited	262,400	918,559
Sonic Healthcare Limited	69,727	1,059,182
Suzuken Company Limited	16,200	511,223
Team Health Holdings Incorporated †	145,900	8,647,493
Tenet Healthcare Corporation †	52,292	2,421,120
Toho Pharmaceutical	12,300	209,961
TOKAI Corporation	2,600	82,700
United Drug plc	34,039	245,414
UnitedHealth Group Incorporated	115,963	13,176,876
Universal Health Services Incorporated Class B	48,200	5,463,470
VCA Incorporated †	189,282	10,084,945
Vital KSK Holdings Incorporated	9,000	71,850
WellCare Health Plans Incorporated †	90,800	8,245,548

		218,919,243

Health Care Technology: 0.21%
AGFA-Gevaert NV Strip VVPR †(a)	2,275	0
Allscripts Healthcare Solutions Incorporated †	377,600	4,533,088
athenahealth Incorporated «†	19,963	2,536,698

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	53

Security name	Shares	Value

Health Care Technology (continued)
Cerner Corporation †	58,724	$4,231,651
HMS Holdings Corporation †	179,279	3,144,554
M3 Incorporated	28,600	635,476
Medidata Solutions Incorporated †	110,800	5,330,588

		20,412,055

Life Sciences Tools & Services: 0.63%
Bio Techne Corporation	76,704	7,480,941
Bio-Rad Laboratories Incorporated Class A †	41,967	5,337,363
Charles River Laboratories International Incorporated †	97,120	7,446,190
Divi’s Laboratories Limited	12,947	355,951
Gerresheimer AG	3,694	212,765
ICON plc ADR †	5,230	360,922
Illumina Incorporated †	27,657	5,405,837
Lonza Group AG	5,820	717,313
Mettler-Toledo International Incorporated †	15,360	4,825,651
Parexel International Corporation †	113,496	7,315,952
PerkinElmer Incorporated	66,100	3,106,700
QIAGEN NV †	22,655	569,788
Quintiles Transnational Holdings Incorporated †	37,668	2,447,667
Tecan Group AG	803	96,190
Thermo Fisher Scientific Incorporated	74,800	9,724,000
Waters Corporation †	44,865	5,400,849

		60,804,079

Pharmaceuticals: 4.02%
AbbVie Incorporated	193,251	11,691,686
Actavis plc †	49,711	14,483,797
Akorn Incorporated †	154,800	8,329,788
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan Incorporated	55,904	13,011,097
Aspen Pharmacare Holdings Limited	82,217	2,916,161
Astellas Pharma Incorporated	371,000	5,895,682
AstraZeneca plc	113,048	7,800,584
Aurobindo Pharma Limited	36,601	611,833
Bayer AG	74,876	11,064,469
Bristol-Myers Squibb Company	201,185	12,256,190
BTG plc †	29,198	341,912
Cadila Healthcare Limited	9,434	233,976
Cardiome Pharma Corporation †	781	7,591
Celltrion Incorporated «†	18,486	1,103,214
China Medical System Holding Limited	329,000	544,671
Chugai Pharmaceutical Company Limited	33,600	1,023,799
Cipla Limited India	66,901	725,081
Daiichi Sankyo Company Limited	110,400	1,727,639
Dainippon Sumitomo Pharma Company Limited	32,900	358,909
Dong-A ST Company Limited	1,090	93,651
Dr. Reddys Laboratories Limited	17,225	913,590
Eisai Company Limited	44,100	2,301,126

54	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Company	118,919	$8,344,546
Endo International plc †	87,333	7,475,705
Fuso Pharmaceutical Industries Limited	16,000	43,603
Galenica AG	419	363,469
GlaxoSmithKline Pharmaceuticals Limited	4,235	212,415
GlaxoSmithKline plc	444,758	10,584,555
Glenmark Pharmaceuticals Limited	35,144	443,216
H. Lundbeck AS	7,172	142,506
Haw Par Corporation Limited	27,500	173,332
Hikma Pharmaceuticals plc	10,618	405,389
Hisamitsu Pharmaceutical Company Incorporated	15,000	559,875
Hua Han Bio-Pharmaceutical Holdings Limited	3,325	729
Impax Laboratories Incorporated †	139,520	5,621,261
Indivior plc †	61,638	166,339
Ipsen	2,572	130,670
Jazz Pharmaceuticals plc †	31,190	5,305,107
Johnson & Johnson	339,296	34,781,233
Kaken Pharmaceutical Company Limited	13,000	384,159
Kissei Pharmaceutical Company Limited	7,200	204,640
Kyorin Company Limited	14,000	313,296
Kyowa Hakko Kogyo Company Limited	51,000	616,050
Lupin Limited	30,584	859,796
Mallinckrodt plc †	239,909	28,002,178
Meda AB Class A	27,508	445,434
Merck & Company Incorporated	345,585	20,230,546
Merck KGaA	12,492	1,288,880
Mochida Pharmaceutical Company Limited	3,000	184,075
Mylan Laboratories Incorporated †	210,700	12,078,378
Nichi-Iko Pharmaceutical Company Limited	10,000	201,129
Nicholas Piramal India Limited	18,361	269,258
Nippon Shinyaku Company Limited	12,000	403,260
Novartis AG	251,893	25,748,123
Novo Nordisk AS Class B	179,836	8,621,794
Ono Pharmaceutical Company Limited	17,900	1,780,648
Orion Oyj Class A	3,628	118,549
Orion Oyj Class B	8,702	283,278
Otsuka Holdings Company Limited	91,400	2,738,753
Pacira Pharmaceuticals Incorporated †	74,593	8,561,039
Perrigo Company plc	26,614	4,111,065
Pfizer Incorporated	764,871	26,250,373
Pharmaxis Limited †	22,924	1,630
PT Kalbe Farma Tbk	4,452,500	621,800
Ranbaxy Laboratories Limited †	34,908	388,419
Recordati SpA	6,569	118,278
Richter Gedeon	38,159	554,057
Roche Holding AG	2,539	692,442
Roche Holding AG Genusschein	65,388	17,750,474
Rohto Pharmaceutical Company Limited	21,000	261,041
Salix Pharmaceuticals Limited †	34,033	5,349,988
Sanofi-Aventis SA	110,160	10,811,179

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	55

Security name	Shares	Value

Pharmaceuticals (continued)
Santen Pharmaceutical Company Limited	13,400	$897,254
Sawai Pharmaceutical Company Limited	6,700	416,142
Seikagaku Corporation	7,900	132,410
Shionogi & Company Limited	51,500	1,513,250
Shire Limited plc	53,872	4,387,235
Sihuan Pharmaceutical Holdings Group limited	1,126,000	670,739
Sino Biopharmaceutical Limited	812,000	771,608
Sosei Group Corporation †	2,300	64,313
Stada Arzneimittel AG	5,207	171,019
Sun Pharmaceutical Industries Limited	193,872	2,756,963
Taisho Pharmaceutical Holding Company Limited	9,500	646,437
Takeda Pharmaceutical Company Limited	120,900	6,188,261
Tanabe Seiyaku Company Limited	46,800	787,922
Teva Pharmaceutical Industries Limited	90,328	5,068,046
The United Laboratories International Holdings Limited †	500	229
Towa Pharmaceutical Company Limited	1,900	101,969
Tsumura & Company	13,600	335,040
UCB SA	9,628	736,418
Valeant Pharmaceuticals International Incorporated †	30,257	5,960,636
Yuhan Corporation	1,877	292,440
Zeria Pharmaceutical Company Limited	9,000	144,903
Zoetis Incorporated	97,290	4,484,096

		388,961,735

Industrials: 11.83%

Aerospace & Defense: 1.92%
Airbus Group NV	54,584	3,379,680
B/E Aerospace Incorporated	58,400	3,710,736
BAE Systems plc	307,386	2,524,649
Bharat Electronics Limited	2,301	140,288
Bombardier Incorporated Class B «	143,159	297,747
CAE Incorporated	24,800	299,362
Chemring Group plc	8,445	29,498
Cobham plc	107,360	565,697
Curtiss-Wright Corporation	108,096	7,845,608
DigitalGlobe Incorporated †	149,700	4,977,525
Elbit Systems Limited	1,785	114,491
Embraer SA	156,200	1,370,103
Esterline Technologies Corporation †	65,945	7,771,618
Exelis Incorporated	420,319	10,171,720
Finmeccanica SpA †	34,904	422,622
General Dynamics Corporation	38,026	5,277,248
HEICO Corporation	119,725	7,094,904
Hexcel Corporation	197,400	9,392,292
Huntington Ingalls Industries Incorporated	99,047	13,998,313
KLX Incorporated †	29,200	1,166,248
L-3 Communications Holdings Incorporated	47,985	6,210,699
Lockheed Martin Corporation	32,300	6,461,615
MacDonald Dettwiler & Associates Limited	2,966	233,678

56	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Aerospace & Defense (continued)
Meggitt plc	77,064	$648,415
Moog Incorporated Class A †	86,540	6,530,308
MTU Aero Engines AG	4,407	419,092
Northrop Grumman Corporation	24,951	4,134,630
Orbital ATK Incorporated	66,060	4,378,457
Precision Castparts Corporation	27,896	6,033,905
QinetiQ plc	51,946	160,153
Raytheon Company	37,200	4,046,244
Rockwell Collins Incorporated	74,996	6,680,644
Rolls-Royce Holdings plc	181,553	2,659,959
Saab AB	5,318	142,438
Safran SA	31,081	2,187,737
Singapore Technologies Engineering Limited	264,000	679,928
Teledyne Technologies Incorporated †	75,476	7,610,245
Thales SA	9,751	560,979
The Boeing Company	125,600	18,946,760
TransDigm Group Incorporated	26,440	5,733,778
Ultra Electronics Holdings	5,405	150,201
United Technologies Corporation	161,059	19,634,703
Vectrus Incorporated †	21,646	688,559
Zodiac Aerospace SA	17,330	623,683

		186,107,159

Air Freight & Logistics: 0.47%
Bollore Investissement	94,500	518,599
Bollore SA †	300	1,605
C.H. Robinson Worldwide Incorporated	78,623	5,841,689
Deutsche Post AG	84,258	2,869,212
Expeditors International of Washington Incorporated	111,700	5,395,110
FedEx Corporation	50,000	8,849,000
Freightways Limited	37,588	181,393
Glovis Company Limited	2,877	625,178
Hub Group Incorporated Class A †	70,701	2,854,199
Kerry Logistics Network Limited	72,526	104,920
Kintetsu World Express Incorporated	4,600	208,803
Mainfreight Limited	9,747	119,437
Mitsui-Soko Company Limited	20,000	67,377
Oesterreichische Post AG	4,954	244,397
Panalpina Welttransport Holdings AG	1,522	211,373
PostNL †	25,238	112,688
Royal Mail plc	51,790	336,135
Singapore Post Limited	260,000	381,553
The Shibusawa Warehouse Company Limited	12,000	36,715
TNT Express NV	40,089	244,989
Toll Holdings Limited	126,473	883,505
United Parcel Service Incorporated Class B	132,400	13,469,052
Yamato Holdings Company Limited	68,300	1,598,662

		45,155,591

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	57

Security name	Shares	Value

Airlines: 0.46%
Air China	534,000	$473,700
Air France-KLM «†	16,025	127,215
Airasia Bhd	365,000	265,344
All Nippon Airways Company Limited	215,000	583,758
American Airlines Group Incorporated	87,122	4,173,144
Asiana Airlines †	21,610	172,085
Cathay Pacific Airways Limited	167,000	374,662
China Airlines †	594,775	291,658
Chorus Aviation Incorporated	63	281
Delta Air Lines Incorporated	156,600	6,971,832
Deutsche Lufthansa AG	24,014	352,035
easyJet plc	22,179	593,055
Eva Airways Corporation †	407,476	298,422
International Consolidated Airlines - United Kingdom Exchange †	72,922	652,968
Japan Airlines Company Limited	19,419	597,383
JetBlue Airways Corporation †	507,114	8,717,290
Korean Air Lines Company Limited †	6,337	289,843
LAN Airlines SA †	79,059	843,704
Qantas Airways Limited †	203,671	459,939
Ryanair Holdings plc ADR	16,200	1,026,270
Singapore Airlines Limited	90,200	794,218
Spirit Airlines Incorporated †	38,823	3,019,653
Thai Airways International PCL †	76,300	31,388
Turk Hava Yollari Anonim Ortakligi †	148,808	536,817
United Continental Holdings Incorporated †	191,200	12,462,416
Virgin Australia International Holdings (a)	177,317	0
WestJet Airlines Limited	11,787	276,265

		44,385,345

Building Products: 0.62%
A.O. Smith Corporation	155,600	9,807,468
Aica Kogyo Company Limited	12,200	286,579
Allegion plc	55,300	3,192,469
Armstrong World Industries Incorporated †	97,400	5,437,842
Asahi Glass Company Limited	193,000	1,216,485
Assa Abloy AB Class B	30,983	1,860,021
Bunka Shutter Company Limited	12,000	98,608
Central Glass Company Limited	41,000	183,365
Compagnie de Saint-Gobain	44,812	2,017,660
Daikin Industries Limited	48,300	3,148,130
Fortune Brands Home & Security Incorporated	84,631	3,920,108
Geberit AG	3,718	1,324,417
GWA International Limited	48,362	94,475
JS Group Corporation	47,200	1,124,514
KCC Corporation	841	452,855
Kingspan Group plc	16,453	323,218
Lennox International Incorporated	91,458	9,535,411
Masco Corporation	207,700	5,439,663
Nibe Industrier AB Class B	13,413	328,367

58	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Building Products (continued)
Nichias Corporation	22,000	$127,448
Nichiha Corporation	5,800	64,097
Nippon Sheet Glass Company Limited †	171,000	175,824
Nitto Boseki Company Limited	38,000	156,288
Noritz Corporation	8,300	137,934
Okabe Company Limited	8,500	79,724
Owens Corning Incorporated	60,100	2,383,566
Rockwool International AS Class B	400	43,969
Sankyo Tateyama Incorporated	4,600	76,676
Sanwa Shutter Corporation	45,000	321,630
Sekisui Jushi Corporation	6,000	81,455
Taiwan Glass Industrial Corporation	343,581	254,910
Takara Standard Company Limited	24,000	199,022
Takasago Thermal Engineering Company	13,300	161,990
TOTO Limited	52,000	723,327
Uponor Oyj	2,800	50,760
USG Corporation †	184,100	5,189,779
Wienerberger AG	10,742	168,292

		60,188,346

Commercial Services & Supplies: 1.00%
Aeon Delight Company Limited	3,500	82,566
Aggreko plc	24,032	633,699
Babcock International Group plc	46,368	723,011
Bilfinger SE	4,408	262,374
Brambles Limited	255,174	2,213,262
Cabcharge Australia Limited	26,928	107,522
China Everbright International Limited	717,000	1,000,276
Cintas Corporation	56,200	4,691,576
Civeo Corporation	248,000	977,120
Clean Harbors Incorporated †	111,404	6,204,089
Copart Incorporated †	66,290	2,480,572
Covanta Holding Corporation	85,300	1,848,451
Dai Nippon Printing Company Limited	105,000	1,017,304
Daiseki Company Limited	6,700	116,889
Davis Service Group plc	15,297	259,779
De La Rue plc	11,470	102,529
Deluxe Corporation	111,834	7,442,553
Downer EDI Limited	82,141	283,698
Duskin Company Limited	11,300	188,074
East Asiatic Company Limited AS	250	2,437
Edenred	14,182	386,920
G4S plc	126,965	584,125
Herman Miller Incorporated	134,167	4,155,152
HNI Corporation	98,900	5,043,900
HomeServe plc	13,090	68,165
Intrum Justitia AB	10,031	284,795
Inui Global Logistics Company Limited	300	2,510
Itoki Corporation	1,000	5,609

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	59

Security name	Shares	Value

Commercial Services & Supplies (continued)
K-Green Trust	25,027	$19,741
Kaba Holding	280	151,990
Kar Auction Services Incorporated	79,300	2,892,071
KEPCO Plant Service & Engineering Company Limited	3,274	275,033
Kokuyo Company Limited	21,900	192,775
Loomis AB	8,827	289,892
Mineral Resources Limited	31,646	194,611
Mitie Group plc	40,984	191,401
Mitsubishi Pencil Company Limited	5,700	207,987
Moshi Moshi Hotline Incorporated	8,300	89,990
Msa Safety Incorporated	68,500	3,464,730
Nippon Kanzai Company Limited	500	11,135
Nissha Printing Company Limited	7,200	153,540
Okamura Corporation	20,000	144,953
Oyo Corporation	3,900	53,989
Park24 Company Limited	21,100	397,924
Pilot Corporation	2,900	166,303
Pitney Bowes Incorporated	113,200	2,622,844
PMP Limited †	14,400	5,401
Progressive Waste Solutions Limited	12,017	335,680
Prosegur Compania de Seguridad SA	26,730	158,236
Recall Holdings Limited	54,476	328,622
Regus plc	55,194	201,610
Rentokil Initial plc	173,799	363,037
Republic Services Incorporated	146,800	6,007,056
Ritchie Bros Auctioneers Incorporated	6,229	156,759
RR Donnelley & Sons Company	449,722	8,576,199
S1 Corporation Incorporated (Korea)	5,118	373,049
Salmat Limited	5,981	5,585
Sato Corporation	7,500	164,828
Secom Company Limited	34,700	2,160,175
Securitas AB	25,461	362,507
Serco Group plc	48,699	167,209
Shanks Group plc	6,285	10,382
Societe BIC SA	2,766	413,841
Sohgo Security Services Company Limited	15,700	492,163
Stericycle Incorporated †	45,331	6,118,325
Taiwan Secom Company Limited	64,960	173,130
Tetra Tech Incorporated	139,700	3,552,571
The ADT Corporation	99,400	3,898,468
Tomra Systems ASA	7,776	70,750
Toppan Forms Company Limited	6,500	68,084
Toppan Printing Company Limited	104,000	745,931
Transcontinental Incorporated Class A	3,424	45,768
Transpacific Industries Group Limited	162,245	90,646
Uchida Yoko Company Limited	2,000	6,153
United Stationers Incorporated	87,745	3,544,021
Waste Connections Incorporated	66,148	3,106,972
Waste Management Incorporated	52,253	2,846,743

		97,239,767

60	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Construction & Engineering: 0.43%
Abengoa SA	2,071	$7,877
Actividades de Construccion y Servicios SA	17,069	634,532
Aecon Group Incorporated	8,690	81,679
Arcadis NV	6,603	219,123
Ausenco Limited †	9,573	2,469
Balfour Beatty plc	61,174	236,864
Boart Longyear Group Limited «†	89,116	13,927
Bouygues SA	16,989	673,579
Cardno Limited «	36,176	93,284
Carillion plc	47,881	266,855
Chicago Bridge & Iron Company NV «	51,400	2,372,624
China Communications Construction Company Limited	1,015,779	1,241,598
China State Construction International Holdings Limited	438,000	623,471
Chiyoda Corporation	33,000	267,862
Chudenko Corporation	6,500	111,498
Cintra Concesiones de Infraestructuras de Transporte SA	39,998	847,750
Comsys Holdings Corporation	25,400	307,454
CTCI Corporation	123,000	202,879
Daelim Industrial Company Limited	6,425	379,336
Daewoo Engineering & Construction Company Limited †	31,654	228,129
Dialog Group Bhd	784,124	354,640
Eiffage SA	4,842	269,811
EMCOR Group Incorporated	137,832	6,068,743
Flsmidth & Company AS «	5,428	248,266
Fluor Corporation	84,100	4,877,800
Gamuda Bhd	314,200	458,572
GS Engineering & Construction Corporation †	11,855	327,280
Hibiya Engineering Limited	6,000	85,668
HKC Holdings Limited †	217,196	7,141
Hochtief AG	4,214	330,663
Hyundai Development Company	13,643	621,521
Hyundai Engineering & Construction Company Limited	17,322	779,652
IJM Corporation Bhd	221,620	441,518
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	189,001	473,405
Interchina Holdings Company †	960,000	37,134
Interserve plc	12,112	117,524
JGC Corporation	42,000	861,592
Kajima Corporation	160,000	758,370
Kandenko Company Limited	21,000	121,304
KBR Incorporated	94,800	1,544,292
KEPCO Engineering & Construction Company Incorporated	1,785	78,065
Kinden Corporation	32,000	399,649
Koninklijke Bam Groep NV	28,776	136,375
Koninklijke Boskalis Westminster NV	7,449	346,144
Kumho Industrial Company Limited †	9	215
Kyowa Exeo Corporation	21,600	211,080
Larsen & Toubro Limited	42,205	1,201,140
Larsen & Toubro Limited GDR	8,011	231,518
Leighton Holdings Limited	17,730	305,209
Macmahon Holdings Limited †	139,645	5,565

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	61

Security name	Shares	Value

Construction & Engineering (continued)
Maeda Corporation	31,000	$241,781
Maeda Road Construction Company Limited	12,000	188,991
Malaysia Marine & Heavy Engineering	135,600	51,170
Malaysian Resources Corporation Bhd	50	19
Mirait Holdings Corporation	11,700	122,355
Monadelphous Group Limited «	19,272	144,568
NCC AB	8,600	301,521
Nippo Corporation	8,000	119,707
Nippon Densetsu Kogyo Company Limited	8,000	127,197
Nippon Koei Company Limited	15,000	62,696
Nishimatsu Construction Company Limited	45,000	171,536
Obayashi Corporation	117,000	799,072
Obrascon Huarte Lain SA	3,542	85,001
Okumura Corporation	38,000	189,007
Outotec Oyj «	15,988	96,524
Peab AB	21,523	182,650
Penta-Ocean Construction Company Limited	55,000	202,299
Polimex Mostostal SA †	86,564	2,102
Power Line Engineering PCL	244,400	12,700
PYI Corporation Limited	111,318	2,311
Samsung Engineering Company Limited «†	7,013	268,367
Sanki Engineering Company Limited	10,000	72,476
Shimizu Corporation	118,000	841,413
Sho-Bond Holdings Company Limited	4,700	200,376
Sino Thai Engineering & Construction PCL	374,529	286,139
Skanska AB	34,816	868,208
SNC-Lavalin Group Incorporated	14,400	453,161
Socam Development Limited †	63	57
Sumitomo Mitsui Construction Company Limited †	150,200	222,240
Taikisha Limited	8,000	187,720
Taisei Corporation	185,000	1,116,573
Toa Corporation	31,000	56,234
Toda Corporation	49,000	195,795
Tokyo Energy & Systems Incorporated	1,000	7,281
Tokyu Construction Company Limited	80	496
Toshiba Plant Systems & Services Corporation	6,000	88,527
Totetsu Kogyo Company Limited	5,900	137,112
Toyo Engineering Corporation	28,000	85,434
United Construction Group Limited «	30,880	41,865
United Engineers Limited	59,000	122,515
Vinci SA	43,394	2,574,655
YIT Oyj «	11,040	68,937
Yokogawa Bridge Holdings Corporation	8,000	91,820

		41,603,254

Electrical Equipment: 0.89%
ABB Limited	205,224	4,402,193
ABB Limited (India)	14,757	336,578
Acuity Brands Incorporated	23,062	3,654,866

62	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Electrical Equipment (continued)
Alstom SA †	20,310	$671,610
AMETEK Incorporated	131,268	6,975,582
Babcock & Wilcox Company	239,810	7,443,702
Bharat Heavy Electricals limited	122,363	536,334
Cosel Company Limited	4,900	54,683
Daihen Corporation	18,000	91,185
Denyo Company Limited	3,200	49,595
Doosan Heavy Industries & Construction Company Limited	13,384	354,248
Eaton Corporation plc	57,361	4,073,205
Elswedy Cables Holding Company †	9,692	60,006
Emerson Electric Company	83,804	4,853,928
EnerSys	93,800	6,125,140
FDG Electric Vehicles Limited †	1,480,000	92,550
Fuji Electric Holdings Company Limited	123,000	592,251
Fujikura Limited	69,000	285,517
Furukawa Electric Company Limited	135,000	239,248
Futaba Corporation	6,900	110,919
Gamesa Corporation Tecnologica SA †	8,248	97,791
Generac Holdings Incorporated «†	145,600	7,176,624
GS Yuasa Corporation	79,000	356,614
Hubbell Incorporated Class B	29,000	3,300,200
Johnson Electric Holdings Limited	54,750	199,423
Legrand SA	23,684	1,309,277
LS Cable Limited	7,178	336,811
LS Industrial Systems Company Limited	3,641	205,015
Mabuchi Motor Company Limited	11,600	587,636
Mitsubishi Electric Corporation	357,000	4,181,041
Nidec Corporation	41,000	2,766,579
Nitto Kogyo Corporation	9,700	174,012
Nordex AG †	816	17,080
Osram Licht AG «	7,623	349,581
Polypore International Incorporated †	92,900	5,508,041
Prysmian SpA	18,370	367,558
Rockwell Automation Incorporated	70,300	8,227,912
Sanyo Denki Company Limited	6,000	42,132
Schneider Electric Infrastructure Limited †	5,981	18,575
Schneider Electric SA	52,663	4,241,964
Schneider Electric SA - London Exchange	1,614	130,006
SGL Carbon AG †	3,056	55,794
Shihlin Electric	118,000	149,919
SolarCity Corporation «†	25,600	1,314,816
Sumitomo Electric Industries Limited	130,300	1,689,407
Suzlon Energy Limited †	89,769	40,378
Teco Electric & Machinery Company Limited	303,000	310,188
Ushio Incorporated	25,200	315,777
Vestas Wind Systems AS †	15,405	649,383
Walsin Lihwa Corporation †	600,000	192,008
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited	151,000	850,808

		86,165,690

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	63

Security name	Shares	Value

Industrial Conglomerates: 1.06%
Aboitiz Equity Ventures Incorporated	548,400	$707,111
Aditya Birla Nuvo Limited	5,674	158,249
Alfa SA de CV †	995,200	2,156,739
Alliance Global Group Incorporated	970,700	523,989
Antarchile SA	32,607	399,605
Beijing Enterprises Holdings Limited	135,000	1,002,605
Bidvest Group Limited	77,274	2,130,673
Boustead Holdings Bhd	80,800	104,251
CITIC Pacific Limited	1,435,000	2,520,011
CJ Corporation	4,217	666,621
Danaher Corporation	114,394	9,984,308
DCC plc - United Kingdom Exchange	9,251	552,720
Discount Investment Corporation	1,353	3,259
DMCI Holdings Incorporated	808,000	289,553
Dogan Sirketler Grubu Holdings †	170,145	47,475
Doosan Corporation	3,897	424,301
Enka Insaat Ve Sanayi AS	293,680	599,371
Far Eastern New Century Corporation	878,918	912,362
Gallant Venture Limited †	42,000	7,242
General Electric Company	1,219,076	31,683,785
Grupo Carso SAB de CV	111,000	504,454
Hopewell Holdings	123,000	459,121
Hutchison Whampoa Limited	437,000	5,983,831
Industries Qatar	18,137	772,073
Jardine Matheson Holdings Limited	43,585	2,811,233
Jardine Strategic Holdings Limited	39,394	1,370,911
JG Summit Holdings	615,492	935,313
Katakura Industries Company Limited	5,400	54,169
Keihan Electric Railway Company Limited	109,000	686,119
Keppel Corporation Limited	270,051	1,733,827
Koc Holding AS	227,557	1,061,274
Koninklijke Philips Electronics NV	78,900	2,363,605
LG Corporation	21,404	1,240,303
MMC Corporation Bhd	109,200	78,779
Nisshinbo Industries Incorporated	31,000	315,118
NWS Holdings Limited	280,878	508,462
Quinenco SA	62,686	135,624
Rheinmetall AG	3,555	180,174
Roper Industries Incorporated	51,793	8,678,953
Samsung Techwin Company Limited	9,105	206,564
San Miguel Corporation	214,380	376,830
SembCorp Industries Limited	165,000	512,125
Shun Tak Holdings Limited	294,250	135,443
Siemens AG	73,803	8,244,060
Siemens India Limited	21,727	466,741
Sime Darby Bhd	682,021	1,765,609
SK Corporation	3,986	675,501
SM Investments Corporation	70,518	1,407,481
Smiths Group plc	35,162	626,990
Tokai Holdings Corporation	26,800	129,939

64	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Industrial Conglomerates (continued)
Top Frontier Investment Holdings Incorporated †	8	$19
Toshiba Corporation	694,000	2,868,243
Turk Sise Ve Cam Fabrikalari AS	125,797	185,534
Yazicilar Holding AS	9,222	76,277

		102,424,929

Machinery: 2.51%
Aalberts Industries NV	11,130	344,382
AG Growth International Incorporated	1,000	43,301
AGCO Corporation	48,300	2,402,442
Aida Engineering Limited	11,300	123,462
Airtac International Group	16,050	137,988
Alfa Laval AB	28,699	576,252
Allison Transmission Holdings Incorporated	95,300	3,032,446
Amada Company Limited	62,700	592,800
Andritz AG	7,071	407,905
Asahi Diamond Industrial Company Limited	12,000	133,417
Atlas Copco AB Class A	61,897	1,996,414
Atlas Copco AB Class B	37,370	1,112,090
ATS Automation Tooling Systems Incorporated †	4,800	55,100
Austal Limited †	9,718	11,846
Bando Chemical Industries Limited	15,000	56,426
Bodycote plc	18,289	218,402
Bradken Limited	25,084	43,513
Bucher Industries AG	862	226,949
Cargotec Corporation	3,652	134,332
Caterpillar Incorporated	73,093	6,059,410
Chart Industries Incorporated †	66,700	2,330,498
China Conch Venture Holdings Limited	277,500	560,310
China International Marine Containers (Group) Company Limited Class H	157,100	297,760
CKD Corporation	12,000	109,542
Clarcor Incorporated	103,738	6,826,998
CNH Industrial NV	78,164	647,274
Colfax Corporation †	53,864	2,837,556
Cosco Corporation Singapore Limited	190,000	72,495
Crane Company	102,159	6,827,286
CSBC Corporation Taiwan	102	54
Cummins Incorporated	33,200	4,722,036
Cummins India Limited	13,858	199,490
Daewoo Shipbuilding & Marine Engineering Company Limited «	28,300	522,140
Daifuku Company Limited	21,500	279,657
Deere & Company	43,000	3,895,800
Donaldson Company Incorporated	70,900	2,626,136
Doosan Infracore Company Limited †	19,520	229,427
Dover Corporation	87,100	6,275,555
Ebara Corporation	89,000	379,436
FANUC Corporation	31,900	6,118,667
Flowserve Corporation	73,100	4,541,703
Fuji Machine Manufacturing Company Limited	17,200	195,401

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	65

Security name	Shares	Value

Machinery (continued)
Fujitec Company Limited	13,000	$131,277
Furukawa Company Limited	61,000	106,065
GEA Group AG	16,445	813,403
Georg Fischer AG	456	327,405
Gildemeister AG	3,643	120,324
Glory Limited	13,000	349,927
Graco Incorporated	31,700	2,402,226
Hanjin Heavy Industries & Construction Company Limited †	14,343	62,009
Harsco Corporation	195,080	3,216,869
Hillenbrand Incorporated	139,886	4,434,386
Hino Motors Limited	46,600	709,761
Hitachi Construction Machinery Company Limited	18,600	344,090
Hitachi Koki Company Limited	9,300	72,612
Hitachi Zosen Corporation	30,600	172,665
Hiwin Technologies Corporation	56,810	458,568
Hong Leong Asia Limited	11,000	11,582
Hoshizaki Electric Company Limited	8,700	515,636
Hyundai Heavy Industries Company Limited	7,814	854,339
Hyundai Mipo Dockyard Company Limited	2,652	185,813
Hyundai Rotem Company Limited	9,250	151,702
IDEX Corporation	42,763	3,303,869
IMI plc	29,234	623,286
Iseki & Company Limited	44,000	89,011
Ishikawajima-Harima Heavy Industries Company Limited	251,000	1,168,711
ITT Corporation	206,661	8,487,567
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	1,591
Japan Steel Works	72,000	296,727
Jaya Holdings Limited	61,000	1,343
Joy Global Incorporated	57,200	2,535,104
JTEKT Corporation	46,600	730,408
Kawasaki Heavy Industries Limited	273,000	1,293,969
KCI Konecranes Oyj	3,753	130,152
Kennametal Incorporated	176,300	6,170,500
King Slide Works Company Limited	17,000	275,529
Kitz Corporation	21,100	107,065
Komatsu Limited	161,830	3,367,823
Komori Corporation	11,000	123,862
Kone Oyj Class B «	38,458	1,772,240
KOPEX SA †	1,096	3,267
Krones AG	626	60,385
Kubota Corporation	188,865	3,069,994
Kurita Water Industries Limited	21,400	529,700
Kyokuto Kaihatsu Kogyo Company	6,900	78,157
Lincoln Electric Holdings Incorporated	42,000	2,899,680
Makino Milling Machine Company Limited	25,000	210,449
Makita Corporation	23,100	1,098,759
Makita Corporation ADR	1	48
MAN SE	3,130	335,552
Manitowoc Company Incorporated	301,946	6,682,065
Max Company Limited	6,000	69,868

66	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Machinery (continued)
Meidensha Corporation	41,000	$135,724
Melrose Industries plc	89,931	416,382
Metso Oyj	12,945	416,476
Minebea Company Limited	62,000	936,025
Mitsubishi Heavy Industries Limited	557,000	3,085,675
Mitsuboshi Belting Company Limited	10,000	82,926
Mitsui Engineering & Shipbuilding Company Limited	152,000	265,563
Miura Company Limited	22,200	258,884
Morgan Advanced Materials plc	21,935	111,515
Mori Seiki Company Limited	22,100	319,977
Morita Holdings Corporation	7,000	71,624
Mueller Industries Incorporated	121,800	4,239,858
Nabtesco Corporation	24,600	660,113
Nachi-Fujikoshi Corporation	45,000	255,799
Namura Shipbuilding Company Limited	1,500	14,332
Navistar International Corporation «†	136,221	3,965,393
NGK Insulators Limited	47,000	915,837
Nippon Sharyo Limited	14,000	43,536
Nippon Thompson Company Limited	13,000	66,943
Nitta Corporation	3,300	86,345
NKT Holding AS	1,131	67,758
Nordson Corporation	31,242	2,403,447
Noritake Company Limited	17,000	41,070
NSK Limited	79,000	1,100,222
NTN Corporation	101,000	504,894
OILES Corporation	5,900	103,376
Okuma Corporation	29,000	279,515
OSG Corporation	18,700	359,071
Oshkosh Corporation	46,000	2,244,340
Paccar Incorporated	42,956	2,751,332
Pall Corporation	57,000	5,746,170
Pentair plc	96,769	6,432,235
Rotork plc	7,725	292,670
Ryobi Limited	20,000	58,683
Samsung Heavy Industries Company Limited	28,640	514,061
Sandvik AB	105,184	1,180,907
Schindler Holding AG	2,474	401,715
Schindler Holding AG - Participation Certificate	5,042	831,915
SembCorp Marine Limited «	147,200	322,947
Shima Seiki Manufacturing Limited	4,400	74,998
Shin Zu Shing Company Limited	649	1,610
Shinmaywa Industries Limited	17,000	184,460
Shinwa Company Limited Nagoya	500	5,781
Singamas Container Holding	180,000	29,475
Sintokogio Limited	10,700	76,655
SKF AB Class A	976	24,608
SKF AB Class B	35,091	883,904
SMC Corporation	10,900	3,031,954
Snap-on Incorporated	30,700	4,519,961
Spirax Sarco Engineering plc	7,794	386,493

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	67

Security name	Shares	Value

Machinery (continued)
SPX Corporation	22,700	$2,023,251
Star Micronics Company Limited	6,100	79,039
Sulzer AG	2,037	247,641
Sumitomo Heavy Industries Limited	116,000	720,485
Tadano Limited	23,000	297,822
Takuma Company Limited	14,000	113,404
Terex Corporation	252,200	6,912,802
The Middleby Corporation †	118,500	12,633,285
The Timken Company	41,900	1,779,912
The Toro Company	115,170	7,791,251
THK Company Limited	24,100	580,616
Toshiba Machine Company Limited	18,000	69,818
Trelleborg AB Class B	21,858	442,037
Trinity Industries Incorporated	89,158	2,997,492
Triyards Holdings Limited	7,100	2,058
Tsubakimoto Chain Company	30,000	241,755
Tsugami Corporation «	18,000	110,596
Tsukishima Kikai Company Limited	5,000	54,462
United Tractors	352,380	565,716
Vallourec SA	11,333	268,863
Valmet Corporation	12,945	170,791
Valmont Industries Incorporated «	12,977	1,617,583
Vesuvius plc	23,880	176,336
Volvo AB Class A	43,600	528,200
Volvo AB Class B	132,230	1,595,579
Wabco Holdings Incorporated †	29,700	3,469,851
Wabtec Corporation	51,480	4,884,937
Wartsila Oyj	17,118	776,006
WEG SA	57,980	627,032
Weir Group plc	19,255	506,545
Woodward Governor Company	124,600	6,049,330
Xylem Incorporated	105,428	3,763,780
Yungtay Engineering Company Limited	78,000	180,812
Zardoya-Otis SA	15,132	183,051

		242,828,730

Marine: 0.10%
A.P. Moller Maersk AS Class A	200	445,084
A.P. Moller Maersk AS Class B	645	1,486,661
Chinese Maritime Transport Limited	6,000	6,305
Compagnie Maritime Belge SA	227	3,483
Daiichi Chuo Kisen Kaisha «†	12,000	4,514
DS Norden AS «	1,300	28,814
Evergreen Marine Corporation (Taiwan) Limited †	333,298	244,627
Hanjin Shipping Company Limited †	16,787	118,689
Hyundai Merchant Marine Company Limited †	15,411	126,933
Iino Kaiun Kaisha Limited	15,900	85,996
Kawasaki Kisen Kaisha Limited	178,000	541,626
Kirby Corporation †	30,418	2,344,619

68	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Marine (continued)
Kuehne & Nagel International AG	5,401	$786,342
Malaysian Bulk Carriers Bhd	14,000	4,972
MISC Bhd	242,400	566,317
Mitsui OSK Lines Limited	228,000	813,843
Neptune Orient Lines Limited †	184,000	135,686
Nippon Yusen Kabushiki Kaisha	276,000	828,288
Orient Overseas International Limited	30,500	192,695
Pacific Basin Shipping Limited	252,000	92,927
Pan Ocean Company Limited - Singapore Exchange †(a)	450	1,487
Pan Ocean Company Limited - South Korea Exchange †	199	658
Shinwa Kaiun Kaisha Limited	2,000	5,083
Sincere Navigation Corporation	128,800	102,942
U-Ming Transport Corporation	113,000	171,092
Wan Hai Lines Limited	209,212	233,161
Yang Ming Marine Transport †	285,357	154,468

		9,527,312

Professional Services: 0.34%
Adecco SA	12,375	973,541
ALS Limited	74,573	332,729
Bureau Veritas SA	23,580	555,714
Capita plc	61,090	1,120,448
Corporate Executive Board Company	72,700	5,685,867
Dun & Bradstreet Corporation	19,395	2,569,450
Experian Group Limited	96,629	1,787,185
Hays plc	95,742	226,299
IHS Incorporated Class A †	35,823	4,210,277
Intertek Group plc	15,050	587,844
Meitec Corporation	7,200	226,608
Michael Page International plc	20,623	159,831
Nihon M&A Center Incorporated	5,400	177,856
Poyry Oyj †	835	2,766
Randstad Holdings NV	9,424	555,243
SAI Global Limited	32,441	108,495
SEEK Limited	58,955	796,506
SGS SA	519	1,050,140
Stantec Incorporated	7,070	180,525
Teleperformance SA	6,495	501,726
Temp Holdings Company Limited	8,800	296,092
The Advisory Board Company †	88,408	4,784,641
Verisk Analytics Incorporated Class A †	79,824	5,732,161
WS Atkins plc	8,888	187,439

		32,809,383

Road & Rail: 1.05%
Asciano Group	170,137	861,484
Aurizon Holdings Limited	59,294	219,152
Avis Budget Group Incorporated †	54,300	3,291,666
Canadian National Railway Company	73,500	5,076,974

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	69

Security name	Shares	Value

Road & Rail (continued)
Canadian Pacific Railway Limited	14,300	$2,677,890
Central Japan Railway Company	33,600	6,249,530
ComfortDelGro Corporation Limited	275,000	593,242
Container Corporation of India	13,018	327,467
Cosan Logistica SA †	23,400	27,120
CSX Corporation	119,700	4,106,907
DSV AS	17,460	563,986
East Japan Railway Company	65,200	5,469,442
Evergreen International Storage & Transport Corporation	124,000	71,861
Firstgroup plc †	137,119	223,123
Fukuyama Transporting Company Limited «	37,000	199,189
Genesee & Wyoming Incorporated Class A †	26,140	2,695,034
Go-Ahead Group plc	3,179	127,900
Hankyu Hanshin Holdings Incorporated	210,000	1,328,903
Hertz Global Holdings Incorporated †	239,100	5,516,037
Hitachi Transport System Limited	8,700	128,873
J.B. Hunt Transport Services Incorporated	49,214	4,207,797
Kansas City Southern	58,918	6,825,061
Keihin Electric Express Railway Company Limited	101,000	821,509
Keio Corporation	94,000	781,074
Keisei Electric Railway Company Limited	56,000	758,370
Kintetsu Corporation	315,000	1,221,818
Korea Express Company Limited †	2,016	332,464
Landstar System Incorporated	91,394	6,417,687
Maruzen Showa Unyu Company Limited	16,000	54,838
MTR Corporation Limited	250,208	1,161,387
Nagoya Railroad Company Limited	169,000	714,851
Nankai Electric Railway Company Limited	100,000	442,215
National Express Group plc	29,635	129,981
Nippon Express Company Limited	157,000	878,019
Nippon Konpo Unyu Soko Company Limited	12,800	211,220
Nishi-Nippon Railroad Company Limited	75,000	337,931
Norfolk Southern Corporation	38,000	4,148,080
Odakyu Electric Railway Company Limited	103,000	1,073,697
Old Dominion Freight Line Incorporated †	36,313	2,836,772
Ryder System Incorporated	29,436	2,766,690
Sagami Railway Company Limited	88,000	432,552
Sankyu Incorporated	56,000	237,342
SBS Transit Limited	1,684	2,261
SEINO Holdings Company Limited	34,000	387,110
Senko Company Limited	15,000	86,646
SMRT Corporation Limited	98,000	125,120
Stagecoach Group plc	49,321	257,368
Tobu Railway Company Limited	174,000	864,000
Tokyu Corporation	189,000	1,281,329
TransForce Incorporated	6,211	151,487
Transport International Holdings Limited	45,600	107,477
Union Pacific Corporation	168,900	20,311,914
West Japan Railway Company	31,500	1,794,809

		101,916,656

70	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Trading Companies & Distributors: 0.79%
Adani Enterprises Limited	63,989	$736,487
Aercap Holdings NV †	9,828	437,346
Applied Industrial Technologies Incorporated	91,100	3,991,091
Ashtead Group plc	48,201	885,540
BayWa AG	313	12,772
Brenntag AG	14,433	843,903
Bunzl plc	31,676	927,201
Daewoo International Corporation	7,912	209,055
Emeco Holdings Limited †	72,033	7,036
Fastenal Company	143,524	5,963,422
Finning International Incorporated	16,500	332,481
GATX Corporation	98,534	6,133,742
Grafton Group plc	18,582	215,159
Hanwa Company Limited	40,000	155,152
iMarketKorea Incorporated	5,870	147,880
Inaba Denki Sangyo Company Limited	4,100	142,579
Inabata & Company Limited	8,900	86,303
Itochu Corporation	273,300	3,061,417
Iwatani International Corporation «	49,000	330,558
Japan Pulp & Paper Company Limited	25,000	71,891
Kanamoto Company Limited	6,000	166,520
Kanematsu Corporation	81,000	119,850
Kloeckner & Company †	8,856	92,106
Kuroda Electric Company Limited	5,800	88,485
LG International Corporation	5,460	184,562
Marubeni Corporation	285,900	1,756,627
Misumi Group Incorporated	15,400	616,000
Mitsubishi Corporation	267,000	5,335,536
Mitsubishi Corporation ADR	33	1,323
Mitsui & Company Limited	295,300	4,103,960
MonotaRO Company Limited	5,900	195,804
MRC Global Incorporated †	66,200	851,994
MSC Industrial Direct Company	28,625	2,089,339
Nagase & Company Limited	24,600	318,952
Nichiden Corporation	3,600	77,582
Noble Group Limited	918,576	657,161
NOW Incorporated «†	249,100	5,293,375
Onoken Company Limited	700	6,314
Paperlinx Limited †	60,182	846
Reece Australia Limited	12,985	350,054
Rexel SA	7,698	150,408
Russel Metals Incorporated	4,649	94,386
Samsung Corporation	20,907	1,154,357
Seven Network Limited	22,953	125,907
SIG plc	78,253	239,206
SK Networks Company Limited	31,860	274,317
Sojitz Corporation	240,500	367,912
STX Corporation Company Limited †	116	505
Sumitomo Corporation	206,000	2,264,493
Tat Hong Holdings Limited	7,000	3,672

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	71

Security name	Shares	Value

Trading Companies & Distributors (continued)
Toromont Industries Limited	6,843	$170,788
Toyota Tsusho Corporation	38,500	1,066,897
Travis Perkins plc	23,342	726,497
Trusco Nakayama Corporation	3,400	99,335
United Rentals Incorporated †	51,845	4,824,696
W.W. Grainger Incorporated	11,680	2,767,109
Wakita & Company Limited	7,000	67,820
Watsco Incorporated	56,380	6,609,991
WESCO International Incorporated †	92,024	6,389,226
Wolseley plc	26,144	1,602,792
Yamazen Corporation	18,000	143,850
Yuasa Trading Company Limited	3,800	79,065

		76,220,634

Transportation Infrastructure: 0.19%
Abertis Infraestructuras SA	39,990	780,902
Aeroports de Paris	3,323	404,956
Airports of Thailand PCL	53,200	508,469
Ansaldo STS SpA	6,620	69,451
Atlantia SpA	40,773	1,074,060
Auckland International Airport Limited	167,179	550,076
BBA Aviation plc	37,408	200,227
Bintulu Port Holdings Bhd	6,400	12,786
CCR SA	204,620	1,201,591
China Merchants Holdings International Company Limited	489,709	1,862,660
China Resources & Transportation Group Limited †	2,600,000	53,637
Cosco Pacific Limited	409,575	590,403
DP World Limited	45,239	959,067
Flughafen Zuerich AG	455	325,733
Fraport AG	3,869	233,625
Groupe Eurotunnel SA	53,575	732,627
Henderson Investments Limited	18,000	1,601
Hong Kong Aircraft Engineering Company Limited	10,000	110,176
Hopewell Highway Infrastructure Limited	173,650	83,961
Hutchison Port Holdings Trust	977,000	679,015
International Container Term Services Incorporated	175,300	445,705
Japan Airport Terminal Company Limited	13,800	676,013
Kamigumi Company Limited	48,000	467,862
Macquarie Atlas Roads Limited	53,146	136,213
Malaysia Airports Holdings Berhad	104,179	212,463
Mitsubishi Logistics Corporation	30,000	461,442
Mundra Port & Special Economic Zone Limited	99,788	559,042
Nissin Corporation	18,000	48,301
Port of Tauranga Limited	9,453	121,912
PT Jasa Marga Tbk	395,500	217,257
SIA Engineering Company	42,000	130,976
Singapore Airport Terminal Services Limited	108,666	251,961
Sumitomo Warehouse Company Limited	29,000	165,576
Sydney Airport Holdings Limited	216,635	873,478
TAV Havalimanlari Holding AS	40,981	327,528

72	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Transportation Infrastructure (continued)
Transurban Group	343,467	$2,455,724
Westshore Terminals Investment Corporation	8,100	210,130

		18,196,606

Information Technology: 15.17%

Communications Equipment: 1.15%
Alcatel-Lucent SA †	273,639	1,070,837
ARRIS Group Incorporated †	69,700	2,047,786
Aruba Networks Incorporated †	237,300	5,887,413
Brocade Communications Systems Incorporated	246,836	3,058,298
Ciena Corporation †	223,380	4,673,110
Cisco Systems Incorporated	619,750	18,288,823
Comba Telecom Systems Holdings Limited	233	68
Commscope Holding Co Incorporated †	47,100	1,483,650
D-Link Corporation	763	434
Denki Kogyo Company Limited	13,000	57,923
EVS Broadcast Equipment SA	552	21,435
F5 Networks Incorporated †	39,538	4,670,031
Finisar Corporation †	224,982	4,726,872
Harris Corporation	61,200	4,754,016
Hitachi Kokusai Electric Incorporated	9,000	125,342
InterDigital Incorporated	79,432	4,199,570
Japan Radio Company Limited †	2,000	6,336
Juniper Networks Incorporated	217,152	5,192,104
Motorola Solutions Incorporated	26,600	1,807,204
Nokia Oyj	354,521	2,850,482
Palo Alto Networks Incorporated †	34,165	4,858,946
Plantronics Incorporated	89,300	4,504,292
Polycom Incorporated †	308,390	4,261,950
Qualcomm Incorporated	310,997	22,550,392
Spirent plc	75,771	108,498
Telefonaktiebolaget LM Ericsson Class B	289,375	3,752,122
Viasat Incorporated †	90,200	5,893,668
VTech Holdings Limited	27,900	398,222
Zinwell Corporation	446	464

		111,250,288

Electronic Equipment, Instruments & Components: 1.46%
AAC Technologies Holdings Incorporated	190,000	1,257,962
Alps Electric Company Limited	34,900	784,794
Amano Corporation	12,600	151,463
Amphenol Corporation Class A	160,368	9,054,377
Anixter International Incorporated †	59,341	4,681,411
Anritsu Corporation	27,600	196,805
Arrow Electronics Incorporated †	57,614	3,569,763
AU Optronics Corporation	1,793,319	945,054
Avnet Incorporated	79,038	3,620,731
Azbil Corporation	13,400	359,574
Canon Electronics Incorporated	3,800	72,522

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	73

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CDW Corporation of Delaware	69,490	$2,614,909
Celestica Incorporated †	22,738	267,196
Cheng Uei Precision Industry Company Limited	71,855	129,273
Chroma ATE Incorporated	84,624	217,454
Chunghwa Picture Tubes Limited †	75	4
Citizen Holdings Company Limited	63,500	481,459
CMK Corporation †	4,800	12,680
Cognex Corporation †	180,100	8,048,669
Corning Incorporated	154,300	3,764,920
Daiwabo Company Limited	29,000	48,485
Delta Electronics Incorporated	472,531	3,054,411
Delta Electronics Thailand PCL	22,600	48,758
Electrocomponents plc	44,350	153,783
Enplas Corporation	2,000	85,266
FEI Company	85,100	6,722,049
FIH Mobile Limited †	528,000	249,847
Flextronics International Limited †	112,900	1,375,122
Halma plc	39,753	437,280
Hamamatsu Photonics	14,100	785,003
Hannstar Display Corporation	899,226	224,771
Hexagon AB	23,900	863,175
Hioki EE Corporation	900	14,724
Hirose Electric Company Limited	5,100	669,768
Hitachi High Technologies Corporation	12,500	386,625
Hitachi Limited	799,000	5,463,590
Hon Hai Precision Industry Company Limited	3,451,629	9,572,899
Horiba Limited	8,200	299,553
Hosiden Corporation	12,200	69,452
Hoya Corporation	70,400	2,841,011
Ibiden Company Limited	27,700	466,124
Ingenico SA	5,380	599,219
Ingram Micro Incorporated Class A †	89,673	2,215,820
Innolux Display Corporation	1,658,666	850,327
IPG Photonics Corporation †	18,100	1,735,790
Jabil Circuit Incorporated	114,800	2,522,156
Japan Aviation Electronics Industry Limited	13,000	310,044
Keyence Corporation	7,400	3,779,645
Kingboard Chemicals Holdings Limited	140	242
Knowles Corporation «†	49,200	942,180
KOA Corporation	3,700	36,899
Kyocera Corporation	57,800	2,918,870
Kyocera Corporation ADR	60	3,020
Laird Group plc	37,748	204,262
Largan Precision Company Limited	26,244	2,239,577
LG Display Company Limited	36,210	1,121,717
LG Innotek Company Limited	2,021	193,344
Littelfuse Incorporated	45,951	4,609,804
Mitsumi Electric Company Limited	16,600	124,752
Muramoto Electron (Thailand) PCL	300	2,320
Murata Manufacturing Company Limited	34,700	4,277,129

74	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Nan Ya Printed Circuit Board Corporation †	26,197	$36,954
Nichicon Corporation	13,600	124,148
Nippon Chemi-Con Corporation †	32,000	104,326
Nippon Electric Glass Company Limited	80,000	399,916
Nippon Signal Company Limited	10,900	110,435
Oki Electric Industry Company Limited	138,000	309,166
Omron Corporation	37,804	1,668,590
Optex Company Limited	30	546
Pan-International Industrial	770	440
Premier Farnell plc	32,868	87,634
Ryosan Company Limited	6,500	165,183
Samsung Electro-Mechanics Company Limited	13,434	843,335
Samsung SDI Company Limited	8,978	1,116,575
Shimadzu Corporation	52,000	561,622
Silitech Technology Corporation	381	269
Simplo Technology Company Limited	67,000	332,813
Spectris plc	9,963	334,853
Synnex Technology International Corporation	261,462	381,724
Taiyo Yuden Company Limited	21,700	263,030
TDK Corporation	21,000	1,478,119
TE Connectivity Limited	48,995	3,534,009
Tech Data Corporation †	85,200	5,069,400
Teikoky Tsushin Kogyo Company	2,000	4,196
Topcon Corporation	14,800	308,186
Toyo Corporation	3,700	37,611
TPK Holding Company Limited	58,033	419,471
Trimble Navigation Limited †	137,118	3,584,265
Tripod Technology Corporation	120,261	265,375
Truly International	250,000	101,859
Unimicron Technology Corporation	312,402	210,390
Venture Corporation Limited	49,000	291,947
Vishay Intertechnology Incorporated	306,554	4,365,329
Vishay Precision Group †	200	2,970
WPG Holdings Company Limited	352,227	451,990
Yageo Corporation	124,325	235,942
Yaskawa Electric Corporation	48,000	670,094
Yokogawa Electric Corporation	44,700	473,811
Young Fast Optoelectronics Company Limited †	13,071	9,198
Zebra Technologies Corporation Class A †	105,300	9,587,565
Zhen Ding Technology Holding	78,750	245,490

		140,938,609

Internet Software & Services: 2.30%
Akamai Technologies Incorporated †	95,148	6,613,737
Alibaba Group Holding Limited ADR †	101,657	8,653,044
AOL Incorporated †	175,785	7,126,324
Baidu.com Incorporated ADR †	75,047	15,290,826
Bitauto Holdings Limited ADR †	6,624	420,293
Carsales.com Limited «	34,942	273,310

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	75

Security name	Shares	Value

Internet Software & Services (continued)
CoStar Group Incorporated †	16,500	$3,286,140
Daum Communications Corporation «	2,430	294,686
Dena Company Limited «	19,400	231,908
eBay Incorporated †	212,008	12,277,383
Equinix Incorporated	29,098	6,523,044
Facebook Incorporated Class A †	392,136	30,966,980
GMO Internet Incorporated	12,000	124,690
Google Incorporated Class A †	53,342	30,011,809
Google Incorporated Class C †	53,270	29,745,968
Gree Incorporated «	21,300	125,174
HC International Incorporated †	66,000	46,633
Internet Initiative Japan Incorporated	6,600	130,262
J2 Global Incorporated	93,957	6,318,608
Kakaku.com Incorporated	27,500	456,092
LinkedIn Corporation Class A †	20,887	5,581,006
Mixi Incorporated	2,000	73,480
Naver Corporation	4,844	2,917,301
NetEase Incorporated ADR	20,606	2,061,424
Pandora Media Incorporated †	96,788	1,432,462
Qihoo 360 Technology Company Limited ADR «†	22,422	1,025,358
Rackspace Hosting Incorporated †	60,904	3,025,102
Sina Corporation †	18,709	694,478
Telecity Group plc	21,802	311,346
Tencent Holdings Limited	1,458,388	25,554,415
Twitter Incorporated †	98,400	4,731,072
United Internet AG	13,768	617,439
VeriSign Incorporated †	60,100	3,847,602
Yahoo Japan Corporation	206,000	828,305
Yahoo! Incorporated †	167,400	7,412,472
Yandex NV Class A †	58,587	963,755
Yelp Incorporated «†	31,800	1,526,400
Zillow Group Incorporated «†	13,300	1,526,175

		223,046,503

IT Services: 2.51%
Alliance Data Systems Corporation †	33,128	9,226,479
Amadeus IT Holding SA	39,511	1,629,315
Amdocs Limited	93,238	4,894,995
Atos Origin SA	4,794	341,572
Broadridge Financial Solutions Incorporated	69,213	3,684,208
CACI International Incorporated Class A †	53,659	4,683,894
Cap Gemini SA	14,926	1,207,122
CGI Group Incorporated †	24,400	1,021,010
Cielo SA	174,872	2,754,215
Cognizant Technology Solutions Corporation Class A †	117,974	7,371,605
Computer Sciences Corporation	79,196	5,616,580
Computershare Limited	95,036	934,205
Convergys Corporation	223,577	4,996,946
Corelogic Incorporated †	202,016	6,735,213

76	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

IT Services (continued)
Digital Garage Incorporated	7,000	$116,155
DST Systems Incorporated	16,300	1,732,527
DTS Corporation	4,200	82,051
Euronet Worldwide Incorporated †	102,280	5,778,820
Fidelity National Information Services Incorporated	159,700	10,794,123
Fiserv Incorporated †	126,428	9,870,234
FleetCor Technologies Incorporated †	40,457	6,207,318
Fujitsu Limited	305,000	1,838,031
Gartner Incorporated †	47,500	3,947,725
Genpact Limited †	82,000	1,822,040
HCL Technologies Limited	72,625	2,375,985
Henry Jack & Associates Incorporated	44,000	2,882,000
Indra Sistemas SA	6,012	64,048
Infosys Technologies Limited	258,064	9,460,537
Infosys Technologies Limited ADR «	5,514	202,419
International Business Machines Corporation	172,146	27,877,323
Iress Market Technology Limited «	16,055	122,317
IT Holdings Corporation	15,406	271,738
Itochu Techno-Science Corporation	5,100	200,376
Leidos Holdings Incorporated	35,893	1,615,903
MasterCard Incorporated Class A	186,200	16,782,206
Maximus Incorporated	135,870	8,047,580
NEC Networks & System Integration Corporation	5,800	115,152
Net One Systems Company Limited	17,400	119,273
NeuStar Incorporated Class A «†	28,100	745,212
Nihon Unisys Limited	9,400	92,094
Nomura Research Institute Limited	18,300	640,213
NS Solutions Corporation	2,600	72,811
NTT Data Corporation	20,900	862,207
OBIC Company Limited	13,100	486,767
Otsuka Corporation	10,800	427,937
Paychex Incorporated	38,800	1,933,598
Science Applications International Corporation	93,349	5,104,323
SK C&C Company Limited	3,183	629,321
Sumisho Computer Systems	9,400	258,132
Tata Consultancy Services Limited	128,337	5,528,323
Tech Mahindra Limited	30,777	1,412,117
Teradata Corporation †	82,801	3,686,301
TietoEnator Oyj	8,394	223,561
TKC AS	2,200	41,655
Total System Services Incorporated	91,950	3,512,490
Transcosmos Incorporated	4,400	88,349
Visa Incorporated	91,411	24,800,718
Western Union Company	294,748	5,753,481
WEX Incorporated †	80,204	8,581,026
Wipro Limited	133,741	1,415,852
Wipro Limited ADR «	13,142	181,097
Wirecard AG	9,255	427,115
Xerox Corporation	604,384	8,249,842

		242,577,782

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	77

Security name	Shares	Value

Semiconductors & Semiconductor Equipment: 2.79%
Advanced Micro Devices Incorporated «†	1,416,886	$4,406,515
Advanced Semiconductor Engineering Incorporated	1,587,821	2,138,667
Advantest Corporation	33,400	441,983
Aixtron AG †	8,010	64,215
Altera Corporation	155,800	5,766,158
Analog Devices Incorporated	175,200	10,256,208
Applied Materials Incorporated	147,259	3,688,838
ARM Holdings plc	132,795	2,376,132
ASM International NV	4,894	221,749
ASM Pacific Technology	46,000	466,773
ASML Holdings NV	43,275	4,678,522
Atmel Corporation †	239,800	1,999,932
Avago Technologies Limited	130,670	16,676,105
Cavium Incorporated †	112,961	7,736,699
Chipbond Technology Corporation	155,000	301,067
Cree Incorporated «†	63,163	2,479,779
CSR plc	15,839	211,886
Cypress Semiconductor Corporation «	335,186	4,943,994
Dainippon Screen Manufacturing Company Limited	45,000	308,088
Disco Corporation	5,400	496,552
Elan Microelectronics Corporation	82,000	138,908
Epistar Corporation	213,210	408,022
Everlight Electronics Company Limited	83,210	214,351
Fairchild Semiconductor International Incorporated †	264,682	4,616,054
Faraday Technology Corporation	527	682
First Solar Incorporated †	46,000	2,748,270
Formosa Sumco Technology Corporation	12,600	27,764
GCL-Poly Energy Holdings Limited †	1,990,000	477,243
Gintech Energy Corporation †	8	6
Global Unichip Corporation	4,386	12,192
Hanergy Thin Film Power Group Limited «	3,700,000	2,156,322
Hermes Microvision Incorporated	13,000	649,897
Himax Technologies Incorporated «	29,262	210,686
Infineon Technologies AG	102,520	1,186,830
Inotera Memories Incorporated †	415,888	613,801
Intel Corporation	586,102	19,487,892
King Yuan Electronics Company Limited	341,063	288,880
Kinsus Interconnect Technology Corporation	53,582	173,175
KLA-Tencor Corporation	92,770	6,025,875
Lam Research Corporation	81,500	6,720,490
Linear Technology Corporation	138,600	6,678,441
Macronix International †	849,267	184,700
Marvell Technology Group Limited	237,900	3,834,948
Maxim Integrated Products Incorporated	164,800	5,668,296
Media Tek Incorporated	407,531	6,137,945
Megachips Corporation	3,200	37,985
Microchip Technology Incorporated	115,500	5,921,685
Microsemi Corporation †	211,800	6,828,432
Mimasu Semiconductor Industry Company Limited	600	7,087
Nanya Technology Corporation †	180,688	451,073

78	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Novatek Microelectronics Corporation Limited	119,790	$644,627
Nvidia Corporation	295,200	6,512,112
NXP Semiconductors NV †	24,738	2,100,099
ON Semiconductor Corporation †	257,100	3,278,025
Phison Electronics Corporation	34,000	257,666
Powertech Technology Incorporated	181,914	311,058
PV Crystalox Solar plc †	3,180	583
Q-Cells AG †	3,594	64
Qorvo Incorporated †	329,535	22,869,729
Radiant Opto-Electronics Corporation	114,735	378,127
Realtek Semiconductor Corporation	99,440	311,571
REC Solar ASA †	635	8,490
Renesas Electronics Corporation «†	33,400	244,305
Richtek Technology Corporation	29,166	153,236
Rohm Company Limited	15,800	1,018,332
Sanken Electric Company Limited	24,000	172,539
Semtech Corporation †	136,300	3,943,159
Seoul Semiconductor Company Limited	9,698	160,816
Shindengen Electric Manufacturing Company Limited	9,000	47,925
Shinkawa Limited †	2,200	13,002
Shinko Electric Industries	12,800	94,375
Silicon Laboratories Incorporated †	86,265	4,368,460
Silicon Motion Technology Corporation	12,675	337,028
Siliconware Precision Industries Company	700,471	1,246,818
Sino-American Silicon Products Incorporated	122,000	198,121
SK Hynix Incorporated	91,427	3,881,826
Skyworks Solutions Incorporated	101,200	8,880,300
Solarworld AG †	26	330
STMicroelectronics NV	66,138	588,393
Sumco Corporation	21,800	438,096
SunEdison Incorporated †	143,531	3,177,776
Synaptics Incorporated †	75,400	6,480,630
Taiwan Semiconductor Manufacturing Company Limited	5,096,298	24,422,635
Teradyne Incorporated	490,935	9,484,864
Texas Instruments Incorporated	128,267	7,542,100
Tokyo Electron Limited	29,400	2,209,455
Tokyo Seimitsu Company Limited	7,800	173,833
Transcend Information Incorporated	68,130	224,533
ULVAC Incorporated †	9,400	142,778
United Microelectronics Corporation	2,665,301	1,357,899
Vanguard International Semiconductor Corporation	191,000	332,676
VIA Technologies Incorporated †	485	164
Windbond Electronics Corporation †	630,000	213,644
Xinyi Solar Holdings Limited	149	44

		269,790,037

Software: 2.52%
ACI Worldwide Incorporated †	245,700	4,877,145
Activision Blizzard Incorporated	60,389	1,408,271

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	79

Security name	Shares	Value

Software (continued)
Ansys Incorporated †	48,545	$4,173,414
Aspen Technology Incorporated †	185,568	7,163,853
Asseco Poland SA	17,110	249,714
Autodesk Incorporated †	121,398	7,798,608
AVEVA Group plc	4,997	123,048
CA Incorporated	186,300	6,058,476
Capcom Company Limited	7,500	132,539
Check Point Software Technologies Limited †	13,229	1,104,489
China Mobile Games ADR †	293	5,230
Citrix Systems Incorporated †	82,300	5,240,453
Colopl Incorporated «	5,900	144,510
CommVault Systems Incorporated †	87,800	4,238,106
Constellation Software Incorporated	1,591	535,806
Dassault Systemes SA	12,602	881,815
FactSet Research Systems Incorporated	20,841	3,241,818
Fair Isaac Corporation	68,500	5,830,720
Financial Technologies Limited	3,146	8,819
Fortinet Incorporated †	72,600	2,440,086
Fuji Soft Incorporated	4,700	100,974
Gemalto NV «	6,728	546,151
Gtech SpA	6,123	126,829
Guidewire Software Incorporated †	143,829	8,005,522
GungHo Online Entertainment Incorporated «	66,800	229,507
IGG Incorporated	195,000	73,416
Informatica Corporation †	57,038	2,449,497
Intuit Incorporated	55,142	5,383,513
Konami Corporation	20,000	404,263
Manhattan Associates Incorporated †	154,420	7,697,837
Micro Focus International plc	13,826	231,596
Microsoft Corporation	999,773	43,840,046
NCsoft Corporation	3,519	572,312
NetSuite Incorporated †	18,800	1,812,696
Nexon Company Limited	26,600	275,284
NHN Entertainment Corporation †	3,574	231,852
Nice Systems Limited	6,731	390,330
Nintendo Company Limited	18,900	2,019,160
Nippon System Development Company Limited	8,030	118,881
Open Text Corporation	11,200	652,415
Oracle Corporation (Japan)	5,800	253,576
Oracle Financials Services	4,122	217,455
PTC Incorporated †	239,324	8,293,773
Qlik Technologies Incorporated †	191,600	6,215,504
Red Hat Incorporated †	97,011	6,705,400
Rovi Corporation †	211,089	5,251,894
Royalblue Group plc	2,334	83,778
Salesforce.com Incorporated †	111,368	7,726,712
SAP AG	84,470	5,940,024
ServiceNow Incorporated †	69,251	5,281,081
Software AG	6,805	188,817
SolarWinds Incorporated †	136,100	6,904,353

80	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Software (continued)
Solera Holdings Incorporated	35,360	$1,970,966
Splunk Incorporated †	63,321	4,258,337
Square Enix Company Limited	12,400	253,649
SS&C Technologies Holdings	139,900	8,489,132
Symantec Corporation	82,300	2,070,668
Tableau Software Incorporated Class A †	20,500	1,927,205
Take-Two Interactive Software Incorporated †	187,440	4,965,286
Tecmo Koei Holdings Company Limited	8,000	113,354
Temenos Group AG	5,073	174,270
The Sage Group plc	119,600	894,603
TiVo Incorporated †	277,167	3,098,727
Trend Micro Incorporated	20,400	694,069
Tyler Technologies Incorporated †	68,324	8,155,836
Ubisoft Entertainment †	8,390	154,118
Ultimate Software Group Incorporated †	58,585	9,645,727
V1 Group Limited †	1,400	112
Verint Systems Incorporated †	125,280	7,626,420
VMware Incorporated †	16,511	1,404,591
Workday Incorporated Class A †	49,200	4,206,600
Xero Limited †	14,012	261,787

		244,246,825

Technology Hardware, Storage & Peripherals: 2.44%
3D Systems Corporation «†	58,900	1,794,683
Acer Incorporated †	679,311	444,510
Advantech Company Limited	67,836	518,409
Apple Incorporated	1,097,043	140,926,144
Asustek Computer Incorporated	185,601	1,929,588
BenQ Corporation †	171,392	78,588
Blackberry Limited †	42,015	455,070
Brother Industries Limited	49,100	827,466
Canon Incorporated	186,000	6,046,846
Canon Incorporated ADR	7	228
Catcher Technology Company Limited	156,614	1,431,244
Chicony Electronics Company Limited	115,960	322,347
Clevo Company	125,978	193,751
Compal Electronic Incorporated	929,754	722,369
Diebold Incorporated	144,036	5,142,085
Eizo Nanao Corporation	3,500	78,792
Electronics For Imaging Incorporated †	100,400	4,076,240
Foxconn Technology Company Limited	271,788	699,267
FUJIFILM Holdings Corporation	79,900	2,753,503
Gigabyte Technology Company Limited	100,000	127,368
Hewlett-Packard Company	226,504	7,891,399
HTC Corporation †	165,691	807,219
Inventec Company Limited	871,583	668,847
Jess Link Products Company Limited	143	174
Konica Minolta Holdings Incorporated	83,000	846,479
Lenovo Group Limited	1,664,000	2,566,007
Lexmark International Incorporated	137,700	5,874,282

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	81

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Lite-On Technology Corporation	530,525	$674,031
Logitech International SA	18,355	272,432
Micro-Star International Company Limited	218	264
Mitac Holdings Corporation	183,065	138,151
NEC Corporation	431,149	1,311,918
Neopost SA	3,201	172,656
NetApp Incorporated	161,026	6,223,655
Pegatron Corporation	375,150	1,029,706
Quanta Computer Incorporated	713,766	1,804,586
Ricoh Company Limited	121,965	1,211,748
Riso Kagaku Corporation	7,400	126,627
Ritek Corporation †	159	19
Samsung Electronics Company Limited	20,615	25,488,183
SanDisk Corporation	44,100	3,524,913
Seagate Technology plc	40,007	2,445,228
Seiko Epson Corporation	25,200	925,843
Stratasys Limited «†	3,967	246,192
Toshiba TEC Corporation	25,000	151,724
Wacom Company Limited «	32,000	166,922
Western Digital Corporation	26,600	2,845,668
Wincor Nixdorf AG	2,644	127,848
Wistron Corporation	533,012	503,226

		236,614,445

Materials: 5.09%

Chemicals: 2.47%
Adeka Corporation	19,600	248,881
Agrium Incorporated	14,300	1,651,575
Air Liquide SA	32,542	4,300,745
Air Water Incorporated	36,000	629,868
Airgas Incorporated	35,805	4,197,062
Akzo Nobel NV	24,100	1,790,749
Alent plc	22,841	124,267
Alexandria Mineral Oils Company	1,424	10,526
Arkema SA	6,773	507,209
Asahi Kasei Corporation	221,000	2,283,436
Asahi Organic Chemicals Industry Company Limited	3,000	7,022
Asian Paints Limited	59,910	782,402
Axialll Corporation	40,000	1,852,400
BASF SE	83,164	7,970,990
Batu Kawan Bhd	35,500	179,667
Cabot Corporation	144,207	6,506,620
Castrol India Limited	27,072	202,520
Celanese Corporation Series A	90,200	5,151,322
China Petrochemical Development Corporation †	458,261	172,915
China Steel Chemical Corporation	35,000	163,827
Christian Hansen Holding AS	8,826	395,479
Chugoku Marine Paints Limited	12,000	102,520
Ciech SA	645	9,048

82	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Chemicals (continued)
Clariant AG	25,999	$470,701
Croda International plc	12,671	533,851
Cytec Industries Incorporated	149,110	7,832,748
Daicel Chemical Industries Limited	64,000	830,328
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	79,749
Dainippon Ink & Chemicals Incorporated	166,000	477,358
Daiso Company Limited	20,000	72,894
DC Chemical Company Limited	4,822	430,555
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	358,387
Dow Chemical Company	134,444	6,620,023
DuluxGroup Limited	61,858	298,716
E.I. du Pont de Nemours & Company	109,999	8,563,422
Ecolab Incorporated	52,138	6,024,025
EMS-Chemie Holdings AG	754	331,385
Eternal Chemical Company Limited	145,041	147,096
Filtrona plc	22,982	361,194
FMC Corporation	70,226	4,453,031
Formosa Chemicals & Fibre Corporation	869,495	1,949,131
Formosa Plastics Corporation	1,253,709	3,093,853
Frutarom Industries Limited	1,818	58,418
Fufeng Group Limited	200	100
Fujimori Kogyo Company Limited	3,100	101,843
Givaudan SA	717	1,377,067
Hanwha Chem Corporation	19,613	251,964
Hanwha Corporation (Korea)	11,460	319,508
Hitachi Chemical Company Limited	19,400	428,300
Honam Petrochemical Corporation	3,390	588,397
Huntsman Corporation	123,800	2,780,548
Hyosung Corporation	5,120	341,473
Incitec Pivot Limited	303,364	964,788
Indorama Ventures PCL	398,233	320,262
International Flavors & Fragrances Incorporated	43,000	5,242,990
Ishihara Sangyo Kaisha Limited †	110,000	109,425
Israel Chemicals Limited	39,013	272,757
Johnson Matthey plc	19,624	1,032,809
JSR Corporation	39,100	715,485
K&S AG	16,172	521,654
Kaneka Corporation	60,000	397,743
Kansai Paint Company Limited	44,000	792,276
Kemira Oyj	9,572	119,005
Kolon Industries Incorporated	3,691	170,165
Koninklijke DSM NV	18,855	1,052,875
Korea Kumho Petrochemical Company	2,618	205,614
Kuraray Company Limited	57,100	785,200
Kureha Corporation	28,000	131,544
LANXESS AG	8,492	437,469
LG Chem Limited	7,139	1,496,032
Linde AG	17,717	3,604,405
Lintec Corporation	9,300	221,801
LyondellBasell Industries NV Class A	49,300	4,235,363

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	83

Security name	Shares	Value

Chemicals (continued)
Methanex Corporation «	12,000	$652,652
Mexichem SAB de CV	177,979	517,931
Minerals Technologies Incorporated	70,484	5,161,543
Mitsubishi Chemical Holdings Corporation	247,000	1,374,941
Mitsubishi Gas Chemical Company Incorporated	85,000	439,833
Mitsui Chemicals Incorporated	193,000	593,722
Monsanto Company	92,908	11,188,910
Nan Ya Plastics Corporation	1,369,125	2,973,231
NewMarket Corporation	5,778	2,722,016
Nihon Nohyaku Company Limited	10,000	116,865
Nihon Parkerizing Company Limited	13,000	320,368
Nippon Chemical Industrial Company Limited †	4,000	10,098
Nippon Kayaku Company Limited	35,000	459,060
Nippon Paint Company Limited	37,000	1,283,595
Nippon Shokubai Company Limited	32,000	458,232
Nippon Soda Company Limited	28,000	170,165
Nippon Synthetic Chemical Industry Company Limited	7,000	42,951
Nippon Valqua Industries Limited	4,000	10,633
Nissan Chemical Industries Limited	26,100	508,800
Nitto Denko Corporation	27,300	1,729,856
NOF Corporation	39,000	274,834
Novozymes AS Class B «	23,343	1,132,425
Nufarm Limited	41,407	234,900
Nuplex Industries Limited	34,891	85,245
OCI Materials Company Limited	682	50,084
Okamoto Industries Incorporated	14,000	54,654
Olin Corporation	176,648	4,953,210
Orica Limited	68,742	1,064,632
Oriental Union Chemical Corporation	186,626	169,066
Petkim Petrokimya Holding SA	82,074	124,974
Petronas Chemicals Group Bhd	416,600	632,298
PolyOne Corporation	193,500	7,689,690
Potash Corporation of Saskatchewan	82,800	2,970,626
PPG Industries Incorporated	26,800	6,308,184
Praxair Incorporated	56,702	7,252,186
PTT Global Chemical PCL	356,623	617,720
RPM International Incorporated	77,818	3,933,700
Sakai Chemical Industry Company Limited	33,000	108,414
Samsung Fine Chemicals Company	4,271	140,285
Sanyo Chemical Industries Limited	13,000	103,239
Scotts Miracle-Gro Company	95,292	6,242,579
Sensient Technologies Corporation	108,386	6,894,433
Shikoku Chemicals Corporation	9,000	75,235
Shin-Etsu Chemical Company Limited	66,200	4,539,508
Showa Denko KK	267,000	359,348
Sidi Kerir Petrochemcials Company	9,866	19,771
Sigma-Aldrich Corporation	61,529	8,494,694
Sika AG	92	325,018
SK Chemicals Company Limited	3,812	211,170
SKC Company Limited	4,380	135,085

84	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Chemicals (continued)
Solvay SA	6,042	$897,901
Stella Chemifa Corporation	600	6,816
Sumida Electric	3,100	111,172
Sumitomo Bakelite Company Limited	36,000	154,984
Sumitomo Chemical Company Limited	269,000	1,257,020
Symrise AG	9,598	610,498
Syngenta AG	8,855	3,119,011
Synthos SA	150,781	179,789
T. Hasegawa Company Limited	4,600	66,986
Taekwang Industrial Company Limited	176	186,816
Taiwan Fertilizer Company Limited	147,000	255,103
Takasago International Corporation	13,000	60,096
Teijin Limited	177,000	599,248
Tenma Corporation	1,000	15,114
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Israel Corporation Limited	200	68,031
The Mosaic Company	38,900	2,071,814
The Sherwin-Williams Company	16,100	4,591,720
The Valspar Corporation	40,700	3,526,655
Toagosei Company Limited	51,000	231,072
Tokai Carbon Company Limited	40,000	117,367
Tokuyama Corporation	66,000	145,655
Tokyo Ohka Kogyo Company Limited	9,000	314,859
Toray Industries Incorporated	273,000	2,266,385
Tosoh Corporation	116,000	580,848
Toyo Ink Manufacturing Company Limited	45,000	221,944
Toyobo Company Limited	171,000	240,150
TSRC Corporation	179,371	189,623
UBE Industries Limited Japan	191,000	311,348
Umicore SA	12,219	533,342
Uralkali Sponsored GDR	89,041	1,222,595
USI Corporation	140,300	77,063
Victrex plc	9,279	270,750
W.R. Grace & Company †	39,935	3,959,555
Wacker Chemie AG	1,172	133,382
Westlake Chemical Corporation	25,000	1,669,000
Yara International ASA	16,864	928,328
Yushiro Chemical Industry Company Limited	600	7,860
Zeon Corporation	41,000	384,894

		238,764,180

Construction Materials: 0.43%
Adelaide Brighton Limited	81,546	272,722
Ambuja Cements Limited	128,437	559,944
Anhui Conch Cement Company Limited	341,000	1,158,533
Asia Cement Corporation	545,058	671,668
Associated Cement Companies Limited	9,386	254,138
Boral Limited	150,970	724,323
Brickworks Limited	11,048	114,990
Buzzi Unicem SpA	3,462	48,892

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	85

Security name	Shares	Value

Construction Materials (continued)
Cemex SAB de CV †	3,069,057	$3,114,802
China National Building Material Company Limited	786,000	769,197
China Resources Cement Holdings Limited	336,369	199,502
CRH plc	72,398	2,050,945
CSR Limited	85,052	286,441
Eagle Materials Incorporated	104,000	8,164,000
Fletcher Building Limited - Australia Exchange	8,657	56,620
Fletcher Building Limited - New Zealand Exchange	120,402	786,863
Goldsun Development & Construction Company Limited †	424,675	140,634
Grasim Industries Limited	1,616	97,926
Heidelbergcement AG	13,467	1,071,947
Holcim Limited	21,927	1,691,646
Imerys SA	3,080	231,031
Italcementi SpA	2,260	17,324
Italmobiliare SpA	261	5,403
James Hardie Industries NV	75,959	898,625
Lafarge Malayan Cement Bhd	55,470	155,451
Lafarge SA	17,831	1,323,734
Martin Marietta Materials Incorporated	31,617	4,500,048
PT Indocement Tunggal Prakarsa Tbk	408,500	760,110
PT Semen Gresik Persero Tbk	663,500	763,603
RHI AG	2,303	66,723
SA Des Ciments Vicat	887	63,030
Shree Cement Limited	2,671	475,430
Siam City Cement PCL	10,000	131,148
Suez Cement Company	4,510	24,483
Sumitomo Osaka Cement Company Limited	74,000	227,026
Taiheiyo Cement Corporation	234,000	782,445
Taiwan Cement Corporation	832,746	1,138,877
TCC International Holdings Limited	121,000	44,307
The Siam Cement PCL - Bangkok Exchange	31,300	497,625
The Siam Cement PCL - Non-voting	36,100	585,104
Titan Cement Company SA	5,264	133,070
Ultra Tech Cement Limited	13,699	692,830
Ultratech Cement Limited GDR	1,352	68,378
Vulcan Materials Company	69,900	5,801,700

		41,623,238

Containers & Packaging: 0.41%
Amcor Limited	196,943	2,102,155
AptarGroup Incorporated	133,882	8,818,807
Avery Dennison Corporation	54,000	2,891,700
Bemis Company Incorporated	57,614	2,811,563
Cascades Incorporated	2,512	16,096
CCL Industries Incorporated	1,924	212,885
DS Smith plc	99,241	562,599
FP Corporation	6,600	228,966
Fuji Seal International Incorporated	4,300	129,045
Greif Incorporated Class A	75,020	3,300,880

86	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Containers & Packaging (continued)
Huhtamaki Oyj	10,786	$318,771
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	64,747
MeadWestvaco Corporation	98,400	5,221,104
Nampak Limited	117,445	409,620
Nihon Yamamura Glass Company Limited	9,000	13,091
Orora Limited	243,074	431,159
Owens-Illinois Incorporated †	92,800	2,427,648
Qualipak International Holdings Limited †	153,620	11,884
Rengo Company Limited	50,000	230,721
Rexam plc	67,076	575,768
Rock-Tenn Company Class A	71,600	4,914,624
Smurfit Kappa Group plc	16,584	464,608
Sonoco Products Company	56,239	2,633,672
Toyo Seikan Kaisha Limited	32,700	448,028

		39,240,141

Metals & Mining: 1.52%
Acerinox SA	7,768	126,523
African Minerals Limited «†(a)	22,055	0
African Rainbow Minerals Limited	22,497	236,048
Agnico-Eagle Mines Limited «	19,266	619,083
Aichi Steel Corporation	18,000	88,476
Alacer Gold Corporation	17,005	36,864
Alamos Gold Incorporated	9,312	56,314
Alcoa Incorporated	142,500	2,107,575
Alkane Resources Limited †	26,657	8,019
Allegheny Technologies Incorporated	69,700	2,346,102
Alumina Limited	454,301	653,183
Anglo American Platinum Limited †	11,072	352,522
Anglo American plc	133,132	2,486,985
Anglogold Ashanti Limited †	103,958	1,168,386
Antofagasta plc	33,519	396,910
ArcelorMittal	92,503	1,011,346
Arrium Limited	448,166	77,043
Asahi Holdings Incorporated	8,000	135,624
Assore Limited	7,325	95,498
Atlas Iron Limited «	169,597	25,179
AuRico Gold Incorporated	30,195	106,519
B2Gold Corporation †	55,517	93,705
Barrick Gold Corporation	93,600	1,217,451
Beadell Resources Limited «†	130,759	32,696
Bekaert SA	3,186	96,655
BHP Billiton Limited	531,031	13,962,991
BHP Billiton plc	191,237	4,772,577
BlueScope Steel Limited	113,681	428,162
Boliden AB	25,134	508,890
Carpenter Technology Corporation	115,300	4,884,108
Centerra Gold Incorporated	13,776	67,332

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	87

Security name	Shares	Value

Metals & Mining (continued)
China Daye Non-Ferrous Metal Mining Limited †	660,000	$12,765
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	43	7
China Steel Corporation	3,181,348	2,643,948
Chubu Steel Plate Company Limited	2,600	11,628
Chung Hung Steel Corporation †	954	217
Cia Siderurgica Nacional SA	168,978	306,556
Cia Vale do Rio Doce	403,946	3,023,814
Cliffs Natural Resources Incorporated «	98,816	675,901
Commercial Metals Company	266,605	4,012,405
Compania de Minas Buenaventura SA ADR	54,841	635,059
Compass Minerals International Incorporated	68,909	6,247,979
Daido Steel Company Limited	74,000	337,137
Delong Holdings Limited †	7,000	1,233
Detour Gold Corporation †	15,148	146,500
Dominion Diamond Corporation †	10,250	174,400
Dongkuk Steel Mill Company Limited	6,732	38,765
Dowa Mining Company Limited	61,000	503,298
Eastern Platinum Limited †	3,200	4,044
El Ezz Aldekhela Steel Alexandria	164	10,928
El Ezz Steel Company †	15,612	32,185
Eldorado Gold Corporation	67,207	387,619
Energy Fuels Incorporated †	1,133	5,465
Eramet †	866	89,583
Eregli Demir Ve Celik Fabrikalari Tas	398,233	669,886
Feng Hsin Iron & Steel Company	115,690	143,669
First Majestic Silver Corporation †	10,800	66,609
First Quantum Minerals Limited	56,722	719,177
Fortescue Metals Group Limited «	312,131	607,309
Fosun International	246,500	398,555
Franco-Nevada Corporation	13,507	712,680
Freeport-McMoRan Copper & Gold Incorporated Class B	135,100	2,922,213
Fresnillo plc	15,690	198,871
G-Resources Group Limited †	6,447,000	199,500
Gerdau SA	32,565	96,017
Gindalbie Metals Limited «†	94,123	1,765
Glencore International plc	1,001,463	4,642,194
Gold Fields Limited	165,151	768,105
Goldcorp Incorporated	77,180	1,699,676
Golden Star Resources Limited †	13,559	4,339
Grupo Mexico SAB de CV	1,002,356	3,051,218
Hindalco Industries Limited	159,435	400,232
Hindalco Industries Limited GDR 144A	47,917	120,286
Hindustan Zinc Limited	43,032	123,481
Hitachi Metals Limited	39,000	628,238
Hudbay Minerals Incorporated	14,987	130,676
Hyundai Hysco Company Limited	2,309	135,904
Hyundai Steel Company	16,472	1,005,534
IAMGOLD Corporation †	35,249	86,283
Iluka Resources Limited	79,595	488,857

88	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Metals & Mining (continued)
Impala Platinum Holdings Limited †	122,990	$755,978
Independence Group NL	42,669	189,714
Industrias Penoles SAB de CV	28,068	596,427
JFE Holdings Incorporated	94,592	2,362,329
Jiangxi Copper Company Limited	314,000	536,032
Jindal Steel & Power Limited	77,705	243,720
JSW Steel Limited	25,023	408,777
KGHM Polska Miedz SA	30,789	1,005,023
Kinross Gold Corporation †	113,307	319,047
Kobe Steel Limited	556,000	1,096,894
Korea Zinc Company Limited	2,063	769,713
Koza Altin Isletmeleri AS	13,742	121,606
Kumba Iron Ore Limited	16,043	314,906
Kurimoto Limited	22,000	43,218
Kyoei Steel Limited	5,200	90,590
Labrador Iron Ore Royalty Company	2,785	40,457
Lonmin plc «†	59,315	143,954
Lundin Mining Corporation †	45,155	196,860
Lynas Corporation Limited «†	320,009	14,503
Major Drilling Group International	4,509	25,176
Maruichi Steel Tube Limited	15,900	378,809
Medusa Mining Limited †	33,903	25,962
Melewar Industrial Group Bhd †	1	0
Mercator Minerals Limited †(a)	33,385	0
Midas Holdings Limited	65,000	14,785
Mincor Resources NL	16,028	8,454
Mineral Deposit Limited †	6,406	3,854
Mining & Metallurgical Company Norilsk Nickell	187,999	3,399,022
Mitsubishi Materials Corporation	213,000	733,592
Mitsubishi Steel Manufacturing Company Limited	27,000	58,458
Mitsui Mining & Smelting Company Limited	112,000	254,662
Mongolian Mining Corporation †	408,750	18,709
Mytilineos Holdings SA †	1,209	8,469
Nakayama Steel Works Limited †	14,000	10,767
Nakornthai Strip Mill plc †	5,418,300	10,056
Neturen Company Limited	6,900	50,182
Nevsun Resources Limited	18,400	65,499
New Gold Incorporated †	45,386	173,905
Newcrest Mining Limited †	147,150	1,654,606
Newmont Mining Corporation	285,964	7,529,432
Nippon Denko Company Limited	10,000	26,499
Nippon Light Metal Holdings Company Limited	103,200	156,148
Nippon Steel Corporation	1,566,000	4,160,291
Nisshin Steel Holdings Company Limited	17,264	240,578
Nittetsu Mining Company Limited	12,000	45,743
NMDC Limited	207,319	479,680
Norddeutsche Affinerie AG	3,804	229,403
Norsk Hydro ASA	97,893	559,312
Northern Dynasty Minerals †	2,200	1,091
NovaCopper Incorporated †	2,136	1,384

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	89

Security name	Shares	Value

Metals & Mining (continued)
NovaGold Resources Incorporated †	12,820	$47,687
Novolipet Steel GDR Register Shares	18,613	247,367
Nucor Corporation	38,100	1,791,843
Nyrstar Strip VVPR †(a)	3,073	0
Om Holdings Limited †	28,126	6,813
Osisko Gold Royalties Limited	3,915	55,870
Outokumpu Oyj †	8,348	54,743
OZ Minerals Limited	56,980	169,637
Pacific Metals Company Limited †	27,000	78,997
Pan American Silver Corporation	16,145	155,755
Pan Australian Resources Limited	83,119	85,083
Petropavlovsk plc †	9,120	777
Philex Mining Corporation	24	4
Pilot Gold Incorporated †	4,936	4,264
Polyus Gold International Limited «	110,465	346,626
POSCO	12,853	3,132,593
PT Aneka Tambang Tbk	74	6
PT International Nickel Indonesia Tbk	380,928	103,889
Randgold Resources Limited	8,613	688,794
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited †	88,984	132,459
Reliance Steel & Aluminum Company	43,400	2,474,234
Resolute Mining Limited †	139,174	35,888
Rio Tinto Limited	71,120	3,579,469
Rio Tinto plc	111,153	5,477,588
Royal Gold Incorporated	33,285	2,399,849
Salzgitter AG	2,771	79,150
Sandfire Resources NL	24,651	84,561
Sanyo Special Steel Company Limited	26,000	103,674
Semafo Incorporated †	21,405	66,265
Sesa Sterlite Limited	301,698	1,060,251
Sherritt International Corporation	27,940	56,099
Silver Standard Resources Incorporated †	5,023	26,399
Silver Wheaton Corporation	32,641	704,989
Sims Group Limited «	28,188	268,939
Sociedad Minera Cerro Verde SA †	3,244	66,048
Southern Copper Corporation «	55,608	1,655,450
SSAB Svenskt Stal AB Class A «†	20,546	121,768
SSAB Svenskt Stal AB Class B †	4,150	21,972
St. Barbara Limited †	67,401	11,587
Steel Authority of India Limited	105,948	120,510
Steel Dynamics Incorporated	142,500	2,596,350
Straits Resources Limited †	76,749	240
Sumitomo Metal Mining Company Limited	90,000	1,420,815
Sumitomo Titanium Corporation	3,700	77,634
Talvivaara Mining Company plc «†(a)	152,775	0
Tata Steel Limited	48,920	277,547
Teck Cominco Incorporated Limited	45,708	734,195
Teranga Gold Corporation †	13,496	7,488
Thyssenkrupp AG	36,326	967,078

90	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Metals & Mining (continued)
TimkenSteel Corporation	25,600	$769,536
Toho Titanium Company Limited †	7,700	51,366
Toho Zinc Company Limited	26,000	84,548
Tokyo Steel Manufacturing Company Limited	16,100	119,648
Ton Yi Industrial Corporation	243,350	180,934
Topy Industries Limited	36,000	89,981
Trans Hex Group Limited	3,465	1,004
Tung Ho Steel Enterprise Corporation	217,962	164,834
Turquoise Hill Resources Limited †	57,728	180,559
Tycoons Worldwide Groups Thailand PCL †	54,500	6,945
United States Steel Corporation «	93,400	2,236,930
Vedanta Resources plc	10,041	92,003
Viohalco SA †	1,430	6,081
Voestalpine AG	9,874	385,959
Worthington Industries Incorporated	122,619	3,310,713
Yamana Gold Incorporated	78,246	332,362
Yamato Kogyo Company Limited	10,800	291,160
Yieh Phui Enterprise	474,022	140,675
Yodogawa Steel Works Limited	31,000	123,611
Young Poong Corporation	239	292,449
Zhidao International Holding †	102,000	19,201

		147,575,495

Paper & Forest Products: 0.26%
Canfor Corporation †	8,208	188,441
China Sandi Holdings Limited †	181,900	9,616
Chuetsu Pulp & Paper Company Limited	4,000	9,195
Compania Manufacturera De Papeles y Cartones SA	308,967	816,174
Daio Paper Corporation	22,000	193,287
Domtar Corporation	143,700	6,495,240
Fibria Celulose SA †	50,315	653,320
Hokuetsu Paper Mills Limited	29,500	146,729
Holmen AB Class B	6,246	217,115
International Paper Company	50,300	2,837,423
Kapstone Paper & Packaging Corporation	172,500	5,944,350
Mitsubishi Paper Mills Limited †	65,000	48,359
Mondi plc	33,273	683,202
Munksjo Oyj	989	10,392
Nippon Paper Industries Company Limited	22,300	388,304
OJI Paper Company Limited	161,000	679,666
Resolute Forest Products Incorporated †	213,409	3,892,580
Stora Enso Oyj	69,844	670,604
Tokushu Tokai Holdings Company Limited	24,000	55,774
UPM-Kymmene Oyj	55,974	1,050,434
West Fraser Timber Company Limited	6,150	334,828
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	174,641

		25,499,674

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	91

Security name	Shares	Value

Telecommunication Services: 2.41%

Diversified Telecommunication Services: 1.29%
AT&T Incorporated	626,932	$21,666,770
BCE Incorporated «	28,401	1,242,956
Belgacom SA	15,466	581,783
Bezeq Israeli Telecommunication Corporation Limited	178,458	286,182
BT Group plc	688,824	4,846,103
Cable & Wireless Communication plc	241,619	217,473
CenturyLink Incorporated	69,260	2,622,184
China Telecom Corporation Limited	3,640,000	2,356,017
China Unicom Limited	1,183,688	1,993,214
Chorus Limited †	60,850	134,399
Chunghwa Telecom Company Limited	985,602	3,081,870
Citic 1616 Holdings Limited	481	167
Colt Telecom Group SA †	85,344	198,165
Deutsche Telekom AG	279,410	5,212,272
Elisa Oyj	17,138	466,224
Frontier Communications Corporation	577,541	4,608,777
Hellenic Telecommunications Organization SA †	66,898	666,274
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	425,364	563,803
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	99,064
Iliad SA	1,823	473,389
Inmarsat plc	40,614	549,269
KT Corporation †	30,161	840,897
Level 3 Communications Incorporated †	142,920	7,697,671
LG Telecom Limited	51,939	560,774
Mahanagar Telephone Nigam Limited †	8,074	3,808
Manitoba Telecom Services Incorporated	5,945	118,558
Nippon Telegraph & Telephone Corporation	62,000	3,845,684
Ooredoo QSC	33,164	1,042,879
Orange SA	201,914	3,683,016
PCCW Limited	819,477	523,016
Portugal Telecom SGPS SA «	69,503	53,511
PT Telekomunikasi Indonesia Persero Tbk	13,484,084	3,061,956
PT Xl Axiata Tbk	521,500	193,469
Rostelecom Sponsored ADR	8,973	79,258
Royal KPN NV	274,617	937,911
Shin Satellite PCL	188,600	204,176
Singapore Telecommunications Limited	1,333,100	4,127,881
SK Broadband Company Limited †	33,822	140,058
Swisscom AG	2,129	1,220,432
TalkTalk Telecom Group plc «	57,843	302,820
TDC AS	45,035	356,247
Telecom Corporation of New Zealand Limited	198,250	490,357
Telecom Egypt Company	36,313	55,540
Telecom Italia SpA †	885,010	1,055,735
Telecom Italia SpA RSP	592,709	580,694
Telecom Malaysia Bhd	415,671	821,192
Telefonica Brasil SA	6,724	103,036
Telefonica SA	377,222	5,865,501

92	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Telekomunikacja Polska SA	132,850	$353,731
Telenor ASA	70,077	1,405,919
TeliaSonera AB	206,312	1,310,330
Telstra Corporation Limited	710,790	3,537,971
Telus Corporation	19,486	692,711
Tiscali SpA †	588	39
True Corporation PCL †	679,867	307,023
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	341,212
Verizon Communications Incorporated	501,597	24,803,972
Windstream Holdings Incorporated «	334,988	2,643,055

		125,228,395

Wireless Telecommunication Services: 1.12%
Advanced Info Service PCL - Foreign Register	241,600	1,741,194
America Movil SAB de CV Class L	11,121,836	11,906,008
Bharti Airtel Limited	381,954	2,195,131
Bharti Infratel Limited	118,676	705,950
Cellcom Israel Limited †	6,225	36,755
China Mobile Limited	1,502,500	20,418,719
Digi.com Bhd	598,500	1,054,516
Empresa Nacional de Telecomunicaciones SA	22,604	239,907
Far Eastone Telecommunications Company Limited	361,722	893,795
Freenet AG	9,566	285,444
Global Telecom Holding †	313,006	155,066
Globe Telecom Incorporated	8,330	359,915
Idea Cellular Limited	166,212	416,169
Intouch Holdings PCL	137,100	336,071
KDDI Corporation	101,200	7,013,149
M1 Limited	94,400	274,296
Maxis Bhd	514,200	1,005,857
MegaFon OAO	22,517	396,524
Millicom International Cellular SA	6,159	429,955
Mobile Telesystems ADR	144,012	1,425,719
MTN Group Limited	426,781	7,559,253
NTT DoCoMo Incorporated	229,100	4,068,739
Okinawa Cellular Telephone Company	2,400	69,417
Orascom Telecom Media & Technology Holding SAE †	313,006	50,048
Partner Communications Company Limited †	5,768	22,502
Philippine Long Distance Telephone Company	18,020	1,292,339
PT Indonesian Satellite Corporation Tbk †	241,500	77,074
Reliance Communications Limited †	99,697	112,594
Reliance Communications Limited GDR †144A	32,828	37,076
Rogers Communications Incorporated «	35,000	1,237,781
SBA Communications Corporation Class A †	66,698	8,317,908
Sistema JSFC Sponsored GDR - London Exchange	46,976	333,530
SK Telecom Company Limited	6,460	1,686,292
SmarTone Telecommunications Holding Limited	52,289	104,365
SoftBank Corporation	155,745	9,591,418
Sprint Corporation †	113,174	579,451

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	93

Security name	Shares	Value

Wireless Telecommunication Services (continued)
StarHub Limited	109,000	$343,112
Taiwan Mobile Company Limited	434,202	1,486,283
Tata Teleservices Maharashtra Limited †	30,393	4,303
Tele2 AB Class B	29,579	347,164
Telephone & Data Systems Incorporated	218,809	5,566,501
Tim Participacoes SA	177,415	744,971
TM International SDN Bhd	889,150	1,766,458
Total Access Group Incorporated	81,100	218,240
Turkcell Iletisim Hizmetleri AS †	179,299	939,842
VimpelCom Limited ADR	49,963	273,797
Vodacom Group Proprietary Limited «	138,113	1,607,658
Vodafone Group plc	2,345,938	8,127,270
Vodafone Qatar	126,716	617,023

		108,472,549

Utilities: 3.93%

Electric Utilities: 1.73%
Acciona SA †	2,541	199,102
ALLETE Incorporated	85,532	4,690,575
American Electric Power Company Incorporated	59,080	3,401,826
AusNet Services	335,360	383,904
CEZ AS	37,756	953,041
Cheung Kong Infrastructure Holdings Limited	104,000	887,026
Chubu Electric Power Company Incorporated †	118,800	1,463,834
Cleco Corporation	135,896	7,396,819
CLP Holdings Limited	370,000	3,327,510
Companhia Energetica de Minas Gerais	22,649	102,125
Contact Energy Limited	63,825	298,353
CPFL Energia SA	152,300	996,287
Duke Energy Corporation	84,694	6,652,714
Edison International	39,968	2,567,944
El Paso Electric Company	92,100	3,483,222
Electricite de France SA	26,434	730,650
Emera Incorporated	12,523	410,421
Endesa SA	7,520	152,064
Enea SA	23,564	103,045
Enel SpA	620,103	2,857,589
Energias de Portugal SA	245,535	968,825
Enersis SA	4,350,024	1,427,578
Entergy Corporation	101,846	8,097,775
Eversource Energy	178,540	9,239,445
EVN AG	581	6,817
Exelon Corporation	101,971	3,458,856
FirstEnergy Corporation	240,846	8,424,793
Fortis Incorporated (Canada)	18,274	578,582
Fortum Oyj	40,768	928,852
Great Plains Energy Incorporated	89,846	2,390,802
Hawaiian Electric Industries Incorporated «	230,777	7,627,180
Hokkaido Electric Power Company Incorporated †	37,200	290,448

94	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Electric Utilities (continued)
Hokuriku Electric Power Company	36,400	$485,333
Iberdrola SA	512,851	3,504,844
IDACORP Incorporated	113,159	7,086,017
Infratil Limited	115,574	274,499
ITC Holdings Corporation	83,136	3,219,857
Japan Wind Development Company Limited †	1,200	4,865
Kansai Electric Power Company Incorporated †	132,400	1,188,141
Korea Electric Power Corporation	41,924	1,707,442
Kyushu Electric Power Company Incorporated †	76,900	664,056
Manila Electric Company	51,050	324,201
Nextera Energy Incorporated	52,311	5,412,096
OGE Energy Corporation	114,796	3,732,018
Pepco Holdings Incorporated	145,288	3,943,116
Pinnacle West Capital Corporation	63,704	4,082,152
PNM Resources Incorporated	177,537	5,068,681
Polska Grupa Energetyczna SA	151,828	848,666
Portland General Electric Company	176,035	6,564,345
Power Assets Holdings Limited	249,105	2,563,060
Power Grid Corporation of India Limited	426,776	1,084,807
PPL Corporation	83,366	2,842,781
Public Power Corporation SA †	10,093	79,062
Red Electrica Corporation SA	10,670	909,132
Reliance Energy Limited	32,954	252,307
Romande Energie Holding SA	7	7,688
Scottish & Southern Energy plc	95,550	2,320,410
Shikoku Electric Power Company Incorporated †	39,900	512,655
Spark Infrastructure Group	222,795	372,557
Tata Power Company Limited	384,258	542,767
Tauron Polska Energia SA	210,484	278,234
Tenaga Nasional Bhd	816,437	3,334,615
Terna SpA	126,682	571,307
The Chugoku Electric Power Company Incorporated	50,000	658,307
The Okinawa Electric Power Company Incorporated	2,600	88,242
The Southern Company	108,245	4,956,539
Tohoku Electric Power Company Incorporated	81,600	955,666
Tokyo Electric Power Company Incorporated †	157,300	616,708
Trustpower Limited	3,817	23,444
UIL Holdings Corporation	126,000	6,369,300
Westar Energy Incorporated	74,713	2,902,600
Xcel Energy Incorporated	60,038	2,118,141

		166,968,662

Gas Utilities: 0.62%
AGL Resources Incorporated	68,969	3,387,068
APA Group	203,645	1,462,389
Atmos Energy Corporation	58,766	3,116,949
Aygaz AS	12,972	50,674
China Gas Holdings Limited	654,000	1,016,947
China Resources Gas Group Limited	210,000	519,327

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	95

Security name	Shares	Value

Gas Utilities (continued)
Enagas SA	21,486	$659,284
ENN Energy Holdings Limited	136,000	721,576
Gail India Limited	63,415	417,294
Gas Natural SDG SA	33,541	810,548
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	13,600
Hong Kong & China Gas Company Limited	1,202,788	2,713,942
Korea Gas Corporation	5,695	220,006
National Fuel Gas Company	47,400	3,053,034
New Jersey Resources Corporation	94,400	5,907,552
ONE Gas Incorporated	107,690	4,480,981
Osaka Gas Company Limited	338,000	1,394,100
Petronas Gas Bhd	91,700	586,738
Piedmont Natural Gas Company	176,372	6,578,676
PT Perusahaan Gas Negara Persero Tbk	2,360,000	949,478
Questar Corporation	97,403	2,277,282
Rubis SCA	4,759	288,752
Saibu Gas Company Limited	65,000	145,078
Shizuoka Gas Company Limited	11,500	81,906
Snam SpA	157,963	799,347
Southwest Gas Corporation	103,907	5,949,715
Superior Plus Corporation «	9,992	106,306
Toho Gas Company Limited	93,000	523,210
Tokyo Gas Company Limited	378,000	2,301,021
Towngas China Company Limited	127,000	115,606
UGI Corporation	100,658	3,421,365
WGL Holdings Incorporated	112,111	5,981,122

		60,050,873

Independent Power & Renewable Electricity Producers: 0.26%
Aboitiz Power Corporation	386,100	388,815
Adani Power Limited †	93,197	86,555
AES Corporation	381,300	4,945,461
AES Gener SA	472,711	250,894
Babcock & Brown Wind Partners †	70,286	14,554
China Longyuan Power Group	771,000	827,087
China Renewable Energy Investment Limited †	15,871	512
China Resources Power Holdings Company	464,600	1,231,018
Colbun SA	1,637,920	464,530
Drax Group plc	35,738	228,200
Dynegy Incorporated †	232,414	6,477,378
EDP Renovaveis SA	9,632	66,709
Electric Power Development Company	23,000	768,109
Electricity Generating PCL	29,800	145,636
Empresa Nacional de Electricidad SA (Chile)	742,709	1,116,390
Enel Green Power SpA	152,321	325,910
Etrion Corporation †	2,567	1,072
Glow Energy PCL	31,600	83,325
Huaneng Power International Incorporated	748,000	940,329
Indiabulls Infrastructure & Power Limited †	128,891	5,839

96	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Shares	Value

Independent Power & Renewable Electricity Producers (continued)
Kenon Holdings Limited †	1,400	$25,122
Neyveli Lignite Corporation Limited	4,901	6,368
NHPC Limited	186,049	63,968
NRG Energy Incorporated	196,289	4,707,010
NTPC Limited	479,483	1,229,255
PNOC Energy Development Corporation	1,562,250	313,584
Ratchaburi Electricity Generating Holding PCL ADR	20,700	39,377
Reliance Power Limited †	138,060	143,075
Sechilienne SA	480	10,131
Tractebel Energia SA	31,629	372,139
Transalta Corporation «	24,700	232,754

		25,511,106

Multi-Utilities: 1.19%
AEM SpA	134,739	136,456
AGL Energy Limited	126,424	1,486,755
Alliant Energy Corporation	63,918	4,065,185
Ameren Corporation	136,862	5,804,317
ATCO Limited	8,258	318,601
Avista Corporation	127,620	4,351,842
Black Hills Corporation	99,542	5,059,720
Canadian Utilities Limited Class A	11,598	385,487
CenterPoint Energy Incorporated	250,510	5,208,103
Centrica plc	497,567	1,876,637
CMS Energy Corporation	160,221	5,628,564
Consolidated Edison Incorporated	35,115	2,217,161
Dominion Resources Incorporated	70,245	5,063,962
DTE Energy Company	99,881	8,193,238
Duet Group	258,336	512,734
E.ON SE	187,516	3,031,136
GDF Suez	147,526	3,281,144
Hera SpA	43,571	105,708
Integrys Energy Group Incorporated	45,032	3,365,241
Just Energy Group Incorporated «	8,403	41,810
MDU Resources Group Incorporated	107,903	2,406,237
National Grid plc	359,866	4,925,767
NiSource Incorporated	178,087	7,641,713
Northwestern Corporation	106,217	5,755,899
PG&E Corporation	59,065	3,173,562
Public Service Enterprise Group Incorporated	60,602	2,548,920
RWE AG	45,697	1,277,664
SCANA Corporation	81,857	4,661,756
Sempra Energy	28,079	3,038,148
Suez Environnement Company SA	28,095	501,306
TECO Energy Incorporated	144,064	2,827,976
Vector Limited	28,886	64,456
Vectren Corporation	185,719	8,292,353
Veolia Environnement SA	45,364	883,304
Wisconsin Energy Corporation	127,245	6,486,950

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	97

Security name		Shares	Value

Multi-Utilities (continued)
YTL Corporation Bhd		985,009	$450,961
YTL Power International Bhd		429,768	187,219

			115,257,992

Water Utilities: 0.13%
Aguas Andinas SA Class A		613,482	366,521
American Water Works Company Incorporated		104,378	5,644,762
Aqua America Incorporated		98,412	2,602,013
Beijing Enterprises Water Group Limited		1,230,000	764,409
Companhia de Saneamento Basico do Estado de Sao Paulo		77,100	460,088
Guangdong Investment Limited		564,000	726,471
Hyflux Limited		81,500	53,522
Pennon Group plc		35,570	467,050
Puncak Niaga Holdings Bhd †		13,700	10,644
Severn Trent plc		25,380	795,805
United Utilities Group plc		65,169	951,782

			12,843,067

Total Common Stocks (Cost $6,581,237,804)			9,332,178,339

	Dividend yield
Preferred Stocks: 0.48%

Consumer Discretionary: 0.07%

Automobiles: 0.06%
Bayerische Motoren Werke AG ±	3.71%	4,593	444,078
Hyundai Motor Company ±	2.72	4,236	438,054
Hyundai Motor Company ±	2.78	5,939	592,520
Porsche AG ±	2.95	14,496	1,342,350
Volkswagen AG ±	2.21	13,751	3,470,007

			6,287,009

Multiline Retail: 0.01%
Lojas Americanas SA ±	0.80	122,250	718,750

Consumer Staples: 0.03%

Beverages: 0.00%
ITO EN Limited ±	3.05	4,600	71,716

Food & Staples Retailing: 0.01%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ±	1.29	22,278	762,416

Household Products: 0.02%
Henkel AG & Company KGaA ±	1.42	17,027	2,016,873

Energy: 0.06%

Oil, Gas & Consumable Fuels: 0.06%
Petroleo Brasileiro SA ±	12.99	1,116,258	3,763,131
Surgutneftegaz SP ADR ±	10.70	269,016	1,630,237

			5,393,368

98	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name	Dividend yield	Shares	Value

Financials: 0.21%

Banks: 0.21%
Banco Bradesco SA ±	3.73%	574,200	$7,605,432
Banco Itau Holding Financeira SA ±	3.97	725,623	9,329,895
Itausa Investimentos Itau SA ±	4.68	914,359	3,249,981
Shinkin Central Bank ±	3.20	138	273,981

			20,459,289

Insurance: 0.00%
Unipol Gruppo Finanziario SpA ±	4.84	185	952

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Valneva SE †	0.00	612	274

Information Technology: 0.03%

Semiconductors & Semiconductor Equipment: 0.03%
Samsung Electronics Company Limited ±	1.91	3,003	2,867,427

Materials: 0.06%

Chemicals: 0.01%
Braskem SA ±	6.14	30,900	139,329
Fuchs Petrolub AG ±	2.33	6,432	268,367
LG Chem Limited ±	2.49	1,978	291,956
Sociedad Quimica y Minera de Chile SA Class B ±	5.49	23,458	601,994

			1,301,646

Metals & Mining: 0.05%
Gerdau SA ±	3.00	263,802	945,087
Vale SA ±	12.38	553,330	3,607,975

			4,553,062

Telecommunication Services: 0.01%

Diversified Telecommunication Services: 0.01%
Telefonica Brasil SA ±	11.35	65,756	1,225,592

Utilities: 0.01%

Electric Utilities: 0.01%
Companhia Energetica de Minas Gerais ±	10.27	167,349	765,192

Multi-Utilities: 0.00%
RWE AG ±	6.55	3,735	78,786

Total Preferred Stocks (Cost $62,009,116)			46,502,352

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	99

Security name	Expiration date	Shares	Value

Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Itausa Investimentos Itau SA (Common Stock Rights) †(a)	3-25-2015	386	$475
Itausa Investimentos Itau SA (Preferred Stock Rights) †(a)	3-25-2015	6,712	8,039

			8,514

REITs: 0.00%
Precinct Properties New Zealand Limited †(a)	3-18-2015	20,721	627

Health Care: 0.00%

Biotechnology: 0.00%
Intercell AG †(a)	5-16-2013	1,885	0

Industrials: 0.00%

Airlines: 0.00%
Korean Air Lines Company Limited †(a)	3-13-2015	1,201	15,649

Marine: 0.00%
Hyundai Merchant Marine Company Limited †(a)	3-5-2015	2,367	3,817

Transportation Infrastructure: 0.00%
Malaysia Airports Holdings Berhad †(a)	3-13-2015	20,835	10,926

Information Technology: 0.00%

Software: 0.00%
NHN Entertainment Corporation †(a)	3-20-2015	1,062	8,804

Materials: 0.00%

Metals & Mining: 0.00%
Petropavlovsk plc †	3-13-2015	143,184	1,172

Total Rights (Cost $94,906)			49,509

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Peugeot SA †	4-29-2017	32,389	107,285

Hotels, Restaurants & Leisure: 0.00%
Minor International PCL †	11-3-2017	5,790	885

Media: 0.00%
Seat Pagine Gialle SpA †	4-29-2016	147	0
Yellow Pages Limited †	12-20-2022	128	385

			385

100	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2015

Security name		Expiration date	Shares	Value

Energy: 0.00%

Energy Equipment & Services: 0.00%
KNM Group Bhd †		11-15-2017	44,637	$2,477

Oil, Gas & Consumable Fuels: 0.00%
Maurel et Prom SA †		12-31-2015	3,641	163

Financials : 0.00%

Real Estate Management & Development: 0.00%
Africa Israel Investments Limited †		3-31-2015	92	0
Sinarmas Land Limited †		11-18-2015	42,500	15,592

				15,592

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
Golden Meditech Holdings Limited †		7-30-2015	5,605	29

Industrials: 0.00%

Construction & Engineering: 0.00%
HKC Holdings Limited †		10-15-2015	43,439	442
Malaysian Resources Corporation Bhd †		9-16-2018	88,483	4,910
Power Line Engineering PCL †		10-20-2015	122,200	945

				6,297

Materials: 0.00%

Chemicals: 0.00%
Indorama Ventures PCL †		8-24-2017	39,823	3,203
Indorama Ventures PCL †		8-24-2018	30,633	2,009

				5,212

Utilities: 0.00%

Water Utilities: 0.00%
Puncak Niaga Holdings Bhd †		7-20-2018	1,370	696

Total Warrants (Cost $133,450)				139,021

	Yield
Short-Term Investments: 4.80%

Investment Companies: 4.80%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%		206,820,578	206,820,578
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		257,852,917	257,852,917

Total Short-Term Investments (Cost $464,673,495)				464,673,495

Total investments in securities (Cost $7,108,148,771) *	101.70%	9,843,542,716
Other assets and liabilities, net	(1.70)	(164,833,081)

Total net assets	100.00%	$9,678,709,635

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Diversified Stock Portfolio	101

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $7,180,656,814 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,144,231,137
Gross unrealized losses	(481,345,235)

Net unrealized gains	$2,662,885,902

The following table shows percent of total long-term investments by geographic locations as of February 28, 2015 (unaudited):

United States	65.56%
Japan	6.70
United Kingdom	3.21
Australia	1.91
China	1.84
Switzerland	1.45
Taiwan	1.42
Canada	1.37
France	1.33
South Korea	1.25
Germany	1.23
India	1.10
Ireland	1.06
Hong Kong	1.01
Other	9.56

100.00%

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Master Trust:

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of the Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio, two of the portfolios constituting the Wells Fargo Master Trust (collectively, the “Portfolios”) as of February 28, 2015, and the related statements of operations for the year then ended, the statements of changes in the net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolios of investments in securities as of February 28, 2015 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolios of investments in securities are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolios of investments in securities based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolios of investments in securities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolios of investments in securities. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolios of investments in securities referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios as of February 28, 2015, and the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

April 24, 2015

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 24, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: April 24, 2015